UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

2016 Semiannual Report June 30, 2016 TIAA-CREF Life Funds

Contents

Understanding your TIAA-CREF Life Funds report	2
Information on the TIAA-CREF Life Funds	3
About the funds’ benchmarks	4
Important information about expenses	6
Fund performance
Growth Equity Fund	7
Growth & Income Fund	10
Large-Cap Value Fund	13
Real Estate Securities Fund	16
Small-Cap Equity Fund	19
Social Choice Equity Fund	22
Stock Index Fund	25
International Equity Fund	28
Bond Fund	31
Money Market Fund	34
Balanced Fund	37
Summary portfolios of investments	40
Financial statements (unaudited)
Statements of assets and liabilities	78
Statements of operations	82
Statements of changes in net assets	86
Financial highlights	94
Notes to financial statements	100
Board renewal of the investment management agreement	116
Additional information about index providers	127
How to reach us	Inside back cover

Understanding your TIAA-CREF Life Funds report

This semiannual report contains information about the eleven TIAA-CREF Life Funds and describes the funds’ results for the six months ended June 30, 2016. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of June 30, 2016.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Life Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-223-1200. We urge you to read the prospectus carefully before investing.

2      2016 Semiannual Report   ¡   TIAA-CREF Life Funds

Information on the TIAA-CREF Life Funds

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Life Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•   By visiting our website at TIAA.org; or

•	By calling us at 800-842-2252 to request a copy free of charge.

You can also obtain a complete list of the TIAA-CREF Life Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

TIAA-CREF Life Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800-223-1200.

Fund management

TIAA-CREF Life Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Life Funds   ¡   2016 Semiannual Report      3

About the funds’ benchmarks

Equity Indexes

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia and the Far East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in leading industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

Specialty equity index

The FTSE NAREIT All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

4      2016 Semiannual Report   ¡   TIAA-CREF Life Funds

About the funds’ benchmarks

Fixed-income Index

The Barclays U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

Composite Index

The Balanced Fund Composite Index is a composite of three unmanaged benchmark indexes, each of which represents one of the three market sectors in which the underlying funds invest: domestic equity (Russell 3000 Index), international equity (MSCI EAFE Index), and fixed income (Barclays U.S. Aggregate Bond Index). The fund’s composite benchmark combines those public indexes in proportions that reflect the fund’s target market sector allocations.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc. FTSE is a trademark of London Stock Exchange plc and The Financial Times Limited.

TIAA-CREF Life Funds   ¡   2016 Semiannual Report      5

Important information about expenses

All shareholders of the TIAA-CREF Life Funds incur ongoing costs, including management fees and other fund expenses.

The TIAA-CREF Life Funds are the underlying investment vehicles for certain variable life insurance and variable annuity contracts issued by TIAA-CREF Life Insurance Company. These contracts have additional administrative expense fees and mortality and expense risk charges. Because of these additional deductions, the costs to investors will be higher than the figures shown in the expense examples. Information about these additional charges can be found in the product prospectuses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds. Shareholders of the TIAA-CREF Life Funds do not incur a sales charge on purchases, on reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016–June 30, 2016).

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line shows hypothetical account values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with that of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

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Growth Equity Fund

Performance for the six months ended June 30, 2016

The Growth Equity Fund returned –4.16% for the period, compared with the 1.36% return of its benchmark, the Russell 1000® Growth Index. For the twelve months ended June 30, 2016, the fund returned –1.18% versus 3.02% for the index.

During the six-month period, the domestic economy grew at a modest pace, and the national unemployment rate was below 5.0%. Inflation remained well below the Federal Reserve’s target, and the dollar dropped against most other major currencies, fueling exports. U.S. stocks, as measured by the broad Russell 3000® Index, rose 3.62%. Value stocks, bolstered by a sharp rise in oil and other commodity prices, outperformed growth equities. Mid-caps outperformed their large-cap counterparts, while small-caps lagged but still turned in positive returns for the period. (Returns by investment style and market capitalization are based on the Russell indexes.)

For the ten years ended June 30, 2016, the Russell 1000 Growth Index posted an average annual return of 8.78%, compared with the 6.13% average annual return of the Russell 1000 Value Index.

The fund trails its benchmark

Eight of the ten industry sectors of the Russell 1000 Growth Index generated gains for the six months. The three best-performing sectors––telecommunications services (up 23.2%), utilities (up 15.8%) and energy (up 10.6%)––were also the smallest at period-end. Conversely, returns were diminished by health care (down 5.3%) and information technology (down 2.1%). These sectors comprised almost half of the index’s total market capitalization on June 30, 2016.

The fund trailed its benchmark during the six-month period, primarily due to unfavorable stock selections. Overweight positions and poor performances in Norwegian Cruise Line, Alexion Pharmaceuticals, drug manufacturer Allergan, and biotechnology company Celgene created a drag on results.

On the positive side, strong performances—enhanced by overweight positions—by software developer Intuit, medical equipment manufacturer Intuitive Surgical and aerospace/defense giant Northrop Grumman led the way. An underweight position in poorly performing Apple also made a major contribution.

TIAA-CREF Life Funds   ¡   2016 Semiannual Report      7

Growth Equity Fund

Performance as of June 30, 2016

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Growth Equity Fund	4/3/2000	–4.16%	–1.18%	12.78%	8.91%

Russell 1000®Growth Index	—	1.36	3.02	12.35	8.78

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2016

Growth Equity Fund	Beginning account value (1/1/16)	Ending account value (6/30/16)	Expenses paid during period* (1/1/16–6/30/16)

Actual return	$1,000.00	$958.43	$2.53
5% annual hypothetical return	1,000.00	1,022.28	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

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Growth Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2016

Information technology	36.0

Consumer discretionary	22.1

Health care	16.6

Industrials	10.2

Consumer staples	5.8

Materials	5.3

Energy	1.3

Telecommunication services	1.2

Financials	0.5

Short-term investments, other assets & liabilities, net	1.0

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2016

More than $50 billion	49.7

More than $15 billion–$50 billion	39.2

More than $2 billion–$15 billion	11.1

Total	100.0

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Growth & Income Fund

Performance for the six months ended June 30, 2016

The Growth & Income Fund returned 1.12% for the period, compared with the 3.84% return of its benchmark, the S&P 500® Index. For the twelve months ended June 30, 2016, the fund returned 0.02%, versus 3.99% for the index.

During the six-month period, the domestic economy grew at a modest pace, and the national unemployment rate was below 5.0%. Inflation remained well below the Federal Reserve’s target, and the dollar dropped against most other major currencies, fueling exports.

The S&P 500 Index, a market capitalization-weighted index comprised of 500 leading companies in major industries of the U.S. economy, slightly outperformed the broad Russell 3000® Index, which rose 3.62%. In terms of the broader market, value stocks, bolstered by a sharp rise in oil and other commodity prices, outperformed growth equities. Mid-caps outperformed their large-cap counterparts, while small-caps lagged but still turned in positive returns for the period. (Returns by investment style and market capitalization are based on the Russell indexes.)

For the ten years ended June 30, 2016, the S&P 500 Index posted an average annual return of 7.42%, versus the 7.40% average annual return of the broad-based Russell 3000 Index.

Despite positive performance, the fund lags its benchmark

Eight of the ten industry sectors of the S&P 500 Index posted positive returns during the six months. Many defensive sectors posted particularly strong results. The best-performing sectors in the index were telecommunication services (up 24.9%), the interest-rate-sensitive utilities sector (up 23.4%) and energy (up 16.1%). Together, these three sectors represented 13.9% of the index’s total market capitalization at period-end. The worst performers were financials (down 3.1%) and information technology (down 0.3%), which collectively constituted 35.5% of the index at period-end. Financial stock prices dropped partly due to concerns that lower yields on long-term bonds might hurt banks’ profit margins.

For the six months, the fund underperformed its benchmark. Top detractors included the fund’s underweight position in Exxon Mobil, as many energy stocks rose along with oil prices; followed by the exclusion of benchmark stock Johnson & Johnson, an underweight position in Verizon and a position in out-of-benchmark stock Norwegian Cruise Line, respectively.

Strong-performing holdings that helped mitigate some of the fund’s losses versus its benchmark included positions in energy producer Continental Resources and Barrick Gold, which are not part of the benchmark. Overweight positions in Hess and American Water Works further augmented relative returns, respectively. The fund also had a small exposure to derivative instruments, which helped its relative performance.

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Growth & Income Fund

Performance as of June 30, 2016

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Growth & Income Fund	4/3/2000	1.12%	0.02%	11.62%	9.09%

S&P 500 Index	—	3.84	3.99	12.10	7.42

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2016

Growth & Income Fund	Beginning account value (1/1/16)	Ending account value (6/30/16)	Expenses paid during period* (1/1/16–6/30/16)

Actual return	$1,000.00	$1,011.21	$2.60
5% annual hypothetical return	1,000.00	1,022.28	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

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Growth & Income Fund

Portfolio composition

Sector	% of net assets as of 6/30/2016

Information technology	22.2

Health care	16.4

Consumer discretionary	15.3

Financials	11.1

Consumer staples	9.8

Industrials	9.3

Energy	7.6

Utilities	2.8

Materials	2.7

Telecommunication services	2.5

Short-term investments, other assets & liabilities, net	0.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2016

More than $50 billion	55.7

More than $15 billion–$50 billion	26.0

More than $2 billion–$15 billion	16.4

$2 billion or less	1.9

Total	100.0

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Large-Cap Value Fund

Performance for the six months ended June 30, 2016

The Large-Cap Value Fund returned 4.90% for the period, compared with the 6.30% return of its benchmark, the Russell 1000® Value Index. For the twelve months ended June 30, 2016, the fund returned –1.44%, versus 2.86% for the index.

During the six-month period, the domestic economy grew at a modest pace, and the national unemployment rate was below 5.0%. Inflation remained well below the Federal Reserve’s target, and the dollar dropped against most other major currencies, fueling exports. U.S. stocks, as measured by the broad Russell 3000® Index, rose 3.62%. Value stocks, bolstered by a sharp rise in oil and other commodity prices, outperformed growth equities. Mid-caps outperformed their large-cap counterparts, while small-caps lagged but still turned in positive returns for the period. (Returns by investment style and market capitalization are based on the Russell indexes.)

For the ten years ended June 30, 2016, the Russell 1000 Value Index posted an average annual return of 6.13%, compared with the 8.78% average annual return of the Russell 1000 Growth Index.

Despite positive performance, the fund lags its benchmark

All but two of the ten industry sectors of the Russell 1000 Value Index had positive returns for the six-month period. A rebound in oil prices helped the energy sector post strong results of 15.5%. Consumer staples and health care also advanced 11.8% and 7.6%, respectively. Together, these three sectors represented nearly one-third of the benchmark’s total market capitalization on June 30, 2016.

Conversely, financials—the largest sector in the index—struggled in an ongoing environment of low interest rates, losing 3.2% for the period. A decline of 2.2% in the consumer discretionary sector also weighed on the benchmark’s results.

The fund underperformed its benchmark mainly due to unfavorable stock selections in certain areas. The largest detractors from relative performance were overweight positions in specialty pharmaceuticals company Endo International and consumer financial services firm Synchrony Financial, followed by a large underweight position in strongly performing Exxon Mobil.

These negative effects were partly offset by overweights in department store J.C. Penney and industrial equipment manufacturer Terex, as both produced double-digit gains. Next in line was a substantial out-of-benchmark position in managed care provider WellCare Health Plans, which also contributed positively to the fund’s relative performance.

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Large-Cap Value Fund

Performance as of June 30, 2016

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Large-Cap Value Fund	10/28/2002	4.90%	–1.44%	9.62%	5.76%

Russell 1000®Value Index	—	6.30	2.86	11.35	6.13

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2016

Large-Cap Value Fund	Beginning account value (1/1/16)	Ending account value (6/30/16)	Expenses paid during period* (1/1/16–6/30/16)

Actual return	$1,000.00	$1,049.04	$2.65
5% annual hypothetical return	1,000.00	1,022.28	2.61

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.52%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

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Large-Cap Value Fund

Portfolio composition

Sector	% of net assets as of 6/30/2016

Financials	22.6

Energy	13.7

Information technology	12.0

Health care	11.8

Consumer staples	9.5

Industrials	8.0

Consumer discretionary	7.2

Telecommunication services	4.7

Utilities	4.6

Materials	4.5

Short-term investments, other assets & liabilities, net	1.4

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2016

More than $50 billion	44.3

More than $15 billion–$50 billion	19.3

More than $2 billion–$15 billion	31.7

$2 billion or less	4.7

Total	100.0

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Real Estate Securities Fund

Performance for the six months ended June 30, 2016

The Real Estate Securities Fund returned 8.54% for the period, compared with the 13.68% return of its benchmark, the FTSE NAREIT All Equity REITs Index. For the twelve months ended June 30, 2016, the fund returned 18.69%, versus 23.62% for the index.

Early in the reporting period, the prices of Real Estate Investment Trusts (REITs), as measured by the benchmark index, dropped amid investors’ concerns that the Federal Reserve might take action to raise interest rates more aggressively than anticipated. However, subsequent comments by the Fed eased those fears, and U.S. Treasury bond prices rose, driving their yields lower. The low-yield environment bolstered demand for REITs and, in turn, they rallied.

For the ten years ended June 30, 2016, the fund’s benchmark posted an average annual return of 7.45%, surpassing the 7.40% average annual return of the Russell 3000® Index and the 5.13% average annual return of the Barclays U.S. Aggregate Bond Index.

Despite strong results, the fund underperforms its benchmark

All of the benchmark’s 16 property sectors and subsectors posted positive returns for the six months. The best performers were free-standing retail (up 34.5%), single-family homes (up 25.0%), industrial (up 22.9%) and infrastructure (up 20.4%). The worst performers were mortgage commercial financing (up 1.4%), apartments (up 2.4%), lodging/resorts (up 3.1%) and timber (up 4.2%).

An overweight in NorthStar Realty Finance detracted most from the fund’s performance relative to its benchmark. An out-of-benchmark position in real estate developer Kennedy-Wilson Holdings was the second-largest detractor. The exclusion of benchmark REIT Realty Income Corporation, followed by overweight positions in residential REIT Essex Property Trust and AvalonBay Communities, detracted further.

Conversely, an overweight position in Rexford Industrial Realty contributed most to relative performance, followed by the exclusions of health care REIT HCP and residential property owner UDR, respectively. An overweight position in residential REIT Equity LifeStyle Properties and underweight position in forest products company Weyerhaeuser rounded out the top-five contributors to performance versus the benchmark. During the period, the fund also owned the stocks of several companies that are not REITs, but that engage in activity related to real estate.

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Real Estate Securities Fund

Performance as of June 30, 2016

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Real Estate Securities Fund 10/28/2002		8.54%	18.69%	11.52%	6.78%

FTSE NAREIT All Equity REITs Index	—	13.68	23.62	12.52	7.45

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2016

Real Estate Securities Fund	Beginning account value (1/1/16)	Ending account value (6/30/16)	Expenses paid during period* (1/1/16–6/30/16)

Actual return	$1,000.00	$1,085.43	$2.96

5% annual hypothetical return	1,000.00	1,022.03	2.87

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.57%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds   ¡   2016 Semiannual Report      17

Real Estate Securities Fund

Portfolio composition

Sector	% of net assets as of 6/30/2016

Specialized REITs	32.4

Retail REITs	19.6

Residential REITs	18.0

Office REITs	9.7

Industrial REITs	8.2

Diversified REITs	5.4

Hotel & resort REITs	1.0

Real estate services	0.9

IT consulting & other services	0.9

Asset management & custody banks	0.5

Diversified real estate activities	0.4

Short-term investments, other assets & liabilities, net	3.0

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2016

More than $50 billion	9.4

More than $15 billion–$50 billion	42.1

More than $2 billion–$15 billion	37.3

$2 billion or less	11.2

Total	100.0

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Small-Cap Equity Fund

Performance for the six months ended June 30, 2016

The Small-Cap Equity Fund returned –1.15% for the period, compared with the 2.22% return of its benchmark, the Russell 2000® Index. For the twelve months ended June 30, 2016, the fund returned –6.58%, versus –6.73% for the index.

During the six-month period, the domestic economy grew at a modest pace, and the national unemployment rate was below 5.0%. Inflation remained well below the Federal Reserve’s target, and the dollar dropped against most other major currencies, fueling exports. U.S. stocks, as measured by the broad Russell 3000® Index, rose 3.62%. Value stocks, bolstered by a sharp rise in oil and other commodity prices, outperformed growth equities. Mid-caps outperformed their large-cap counterparts, while small-caps lagged but still turned in positive returns for the period. (Returns by investment style and market capitalization are based on the Russell indexes.)

For the ten years ended June 30, 2016, the Russell 2000 Index posted an average annual return of 6.20%, versus the 7.40% average annual return of the broad-based Russell 3000 Index.

The fund trails its benchmark

Eight of the ten industry sectors of the Russell 2000 Index generated positive returns for the six-month period. Defensive sectors such as interest-rate-sensitive utilities and telecommunication services performed best, returning 24.1% and 18.7%, respectively. Together, these two sectors represented only 5.0% of the index’s total market capitalization at period-end. In contrast, the health care and energy sectors performed worst, returning –13.2% and –1.6%, respectively. Demand for health care stocks was dampened by investors’ concerns about drug pricing and the prospect of increased government regulation. Financial stock prices dropped partly due to concerns that lower yields on long-term bonds might hurt banks’ profit margins.

For the six-month period, the fund underperformed its benchmark mostly due to unfavorable stock selections. Top detractors included overweight positions in insurer American Equity Investment Life, broadcaster Gray Television, specialty pharmaceutical company Impax Laboratories and supercomputer manufacturer Cray, respectively. The fund also had a small exposure to derivative instruments, which hurt its relative performance.

Conversely, holdings that helped offset some of the fund’s losses versus its benchmark included overweights in data center company DuPont Fabros Technology, CoreSite Realty, Coeur Mining and specialty real estate investment trust EPR Properties, respectively. All four companies produced substantial gains.

TIAA-CREF Life Funds   ¡   2016 Semiannual Report      19

Small-Cap Equity Fund

Performance as of June 30, 2016

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Small-Cap Equity Fund	10/28/2002	–1.15%	–6.58%	8.36%	6.11%

Russell 2000®Index	—	2.22	–6.73	8.35	6.20

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2016

Small-Cap Equity Fund	Beginning account value (1/1/16)	Ending account value (6/30/16)	Expenses paid during period* (1/1/16–6/30/16)

Actual return	$1,000.00	$988.49	$2.62

5% annual hypothetical return	1,000.00	1,022.23	2.66

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.53%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

20      2016 Semiannual Report   ¡   TIAA-CREF Life Funds

Small-Cap Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2016

Financials	23.6

Information technology	19.3

Health care	13.3

Consumer discretionary	12.9

Industrials	12.6

Materials	5.1

Energy	4.0

Utilities	3.6

Consumer staples	3.3

Telecommunication services	1.9

Short-term investments, other assets & liabilities, net	0.4

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2016

More than $2 billion–$15 billion	48.8

$2 billion or less	51.2

Total	100.0

TIAA-CREF Life Funds   ¡   2016 Semiannual Report      21

Social Choice Equity Fund

Performance for the six months ended June 30, 2016

The Social Choice Equity Fund returned 4.17% for the period, compared with the 3.62% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2016, the fund returned 1.92%, versus 2.14% for the index. The fund uses certain social criteria, while the benchmark does not. Because of its social criteria, the fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these companies produced mixed results, but the net effect partly caused the fund to outperform its benchmark.

The fund’s omission of benchmark stock Apple provided the largest contribution to the performance of the fund relative to its benchmark. Shares of Apple dropped amid investor concerns about sales of iPhones and MacBooks. The fund’s exclusion of Bank of America stock provided the second-largest contribution to relative performance. Many financial stock prices dropped in part due to concerns that lower yields on long-term bonds might hurt banks’ profit margins. The exclusion of benchmark stock Wells Fargo contributed further.

However, these positive effects were partly offset by the fund’s exclusion of benchmark stock Exxon Mobil. Many energy stocks rallied along with oil prices during the period. The second-largest detractor from relative performance was the absence of benchmark stock AT&T from the fund. The telecommunication services sector, as well as defensive sectors such as interest-rate-sensitive utilities performed well for the period. The fund’s omission of benchmark stock Chevron also detracted significantly.

Stock positions benefit the fund’s performance

To compensate for the exclusion of some stocks within the Russell 3000 Index, the fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

The fund’s overweight positions in strongly performing Spectra Energy and semiconductor manufacturing equipment supplier Applied Materials made large contributions to relative performance.

These positive effects were partly offset by overweight positions in Charles Schwab and Alexion Pharmaceuticals, which suffered double-digit losses. Demand for health care stocks was dampened by investors’ concerns about drug pricing and the prospect of increased government regulation.

22      2016 Semiannual Report   ¡   TIAA-CREF Life Funds

Social Choice Equity Fund

Performance as of June 30, 2016

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Social Choice Equity Fund	4/3/2000	4.17%	1.92%	10.28%	6.99%

Russell 3000® Index	—	3.62	2.14	11.60	7.40

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2016

Social Choice Equity Fund	Beginning account value (1/1/16)	Ending account value (6/30/16)	Expenses paid during period* (1/1/16–6/30/16)

Actual return	$1,000.00	$1,041.74	$1.12

5% annual hypothetical return	1,000.00	1,023.77	1.11

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.22%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds   ¡   2016 Semiannual Report      23

Social Choice Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2016

Information technology	19.8

Financials	18.5

Health care	14.5

Consumer discretionary	12.4

Industrials	9.8

Consumer staples	8.4

Energy	7.1

Materials	4.0

Utilities	3.2

Telecommunication services	2.2

Short-term investments, other assets & liabilities, net	0.1

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2016

More than $50 billion	42.6

More than $15 billion–$50 billion	39.1

More than $2 billion–$15 billion	14.7

$2 billion or less	3.6

Total	100.0

24      2016 Semiannual Report   ¡   TIAA-CREF Life Funds

Stock Index Fund

Performance for the six months ended June 30, 2016

The Stock Index Fund returned 3.63% for the period, compared with the 3.62% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2016, the fund returned 2.10%, versus 2.14% for the index.

For the six-month period, the fund slightly outpaced its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund has a risk profile similar to that of its benchmark.

During the six-month period, the domestic economy grew at a modest pace, and the national unemployment rate was below 5.0%. Inflation remained well below the Federal Reserve’s target, and the dollar dropped against most other major currencies, fueling exports. U.S. stocks, as measured by the broad Russell 3000 Index, rose 3.62%. Value stocks, bolstered by a sharp rise in oil and other commodity prices, outperformed growth equities. Mid-caps outperformed their large-cap counterparts, while small-caps lagged but still turned in positive returns for the period. (Returns by investment style and market capitalization are based on the Russell indexes.)

Defensive stocks soar, while health care and financials fall

For the six-month period, seven of the ten industry sectors of the Russell 3000 Index generated positive returns. Defensive sectors such as interest-rate-sensitive utilities and telecommunication services performed best, returning 23.7% and 23.5%, respectively. Energy, which benefited from the rise in oil prices, rose 14.7%, followed by consumer staples, which returned 10.5%. Together, these four sectors represented 21.3% of the benchmark’s total market capitalization on June 30, 2016.

The sectors in the order of worst performance were health care, financials and information technology, which dropped 1.2%, 1.1% and 0.3%, respectively. Demand for health care stocks was dampened by investors’ concerns about drug pricing and the prospect of increased government regulation.

Only two of the five largest stocks in the index, based on market capitalization at period-end, outperformed for the six months. Exxon Mobil and Johnson & Johnson posted double-digit gains, while General Electric advanced modestly and Apple and Microsoft declined.

TIAA-CREF Life Funds   ¡   2016 Semiannual Report      25

Stock Index Fund

Performance as of June 30, 2016

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Stock Index Fund	1/4/1999	3.63%	2.10%	11.53%	7.38%

Russell 3000®Index	—	3.62	2.14	11.60	7.40

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2016

Stock Index Fund	Beginning account value (1/1/16)	Ending account value (6/30/16)	Expenses paid during period* (1/1/16–6/30/16)

Actual return	$1,000.00	$1,036.30	$0.46

5% annual hypothetical return	1,000.00	1,024.42	0.45

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.09%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

26      2016 Semiannual Report   ¡   TIAA-CREF Life Funds

Stock Index Fund

Portfolio composition

Sector	% of net assets as of 6/30/2016

Information technology	19.7

Financials	18.5

Health care	14.5

Consumer discretionary	13.2

Industrials	10.8

Consumer staples	9.6

Energy	7.0

Utilities	3.8

Materials	3.4

Telecommunication services	2.7

Short-term investments, other assets & liabilities, net	–3.2

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2016

More than $50 billion	50.7

More than $15 billion–$50 billion	23.2

More than $2 billion–$15 billion	21.2

$2 billion or less	4.9

Total	100.0

TIAA-CREF Life Funds   ¡   2016 Semiannual Report      27

International Equity Fund

Performance for the six months ended June 30, 2016

The International Equity Fund returned –2.58% for the period, compared with the –4.42% return of its benchmark, the MSCI EAFE Index. For the twelve months ended June 30, 2016, the fund returned –11.82%, versus –10.16% for the index.

During the six-month period, the domestic economy grew at a modest pace, and the national unemployment rate was below 5.0%. Inflation remained well below the Federal Reserve’s target, and the dollar dropped against most other major currencies, fueling exports. U.S. stocks, as measured by the broad Russell 3000® Index, rose 3.62%. Foreign stocks, as measured by the MSCI EAFE Index, fell 4.42% as political developments fueled volatility in international stock markets.

Market performance varied significantly across countries. Japan and the United Kingdom—the largest markets at period-end—were outsized detractors, losing 5.6% and 3.1%, respectively. New Zealand and Singapore were the best-performing nations in the benchmark, advancing 18.1% and 5.4%, respectively.

The fund surpasses its benchmark

The fund’s outperformance of its benchmark was driven by strong stock selection. An overweight position in sportswear company adidas was the largest contributor to relative returns, followed by overweight investments in engineering solutions firm Weir Group and Sony. All three companies produced substantial gains.

These positive effects were partly offset by an overweight holding in poorly performing European television entertainment provider Sky. Next in line were overweight positions in electronics supplier Murata Manufacturing and Italian banking group Intesa Sanpaolo, as both suffered double-digit losses during the period.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

28      2016 Semiannual Report   ¡   TIAA-CREF Life Funds

International Equity Fund

Performance as of June 30, 2016

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

International Equity Fund	4/3/2000	–2.58%	–11.82%	1.69%	1.94%

MSCI EAFE Index	—	–4.42	–10.16	1.68	1.58

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2016

International Equity Fund	Beginning account value (1/1/16)	Ending account value (6/30/16)	Expenses paid during period* (1/1/16–6/30/16)

Actual return	$1,000.00	$ 974.24	$2.95

5% annual hypothetical return	1,000.00	1,021.88	3.02

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.60%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

TIAA-CREF Life Funds   ¡   2016 Semiannual Report      29

International Equity Fund

Portfolio composition

Sector	% of net assets as of 6/30/2016

Consumer discretionary	29.0

Industrials	22.7

Consumer staples	16.7

Financials	14.1

Health care	8.0

Materials	4.5

Information technology	4.3

Energy	2.6

Short-term investments, other assets & liabilities, net	–1.9

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2016

More than $50 billion	6.6

More than $15 billion–$50 billion	58.3

More than $2 billion–$15 billion	33.5

$2 billion or less	1.6

Total	100.0

Holdings by country

% of portfolio investments as of 6/30/2016

France	24.2

Japan	17.0

United Kingdom	14.5

Germany	13.1

India	10.0

Netherlands	4.7

Switzerland	3.8

Italy	3.4

5 other nations	9.0

Short-term investments	0.3

Total	100.0

30      2016 Semiannual Report   ¡   TIAA-CREF Life Funds

Bond Fund

Performance for the six months ended June 30, 2016

The Bond Fund returned 5.78% for the period, compared with 5.31% for its benchmark, the Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2016, the fund returned 6.09%, versus 6.00% for the index.

The U.S. economy grew at a modest pace during the period, and domestic unemployment was below 5.0%. Energy prices rose sharply, and the dollar lost value against most major currencies. While some foreign central banks cut lending rates to stimulate economic growth, the Federal Reserve kept its key fed funds rate unchanged at a range of 0.25%–0.50%. Concerns about global growth and weak oil prices drove stocks down early in the period, which sent many investors toward “safe-haven” instruments such as U.S. Treasuries. The bond market also rose on signals from the Fed that it was in no hurry to raise interest rates.

For the six-month period, the broad U.S. investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, advanced 5.31% as 10-year U.S. Treasury yields declined from 2.27% on December 31, 2015, to 1.49% by the end of June 2016. Treasuries, the benchmark’s largest sector at 36.6% of total market capitalization, rose 5.4% during the period, while mortgage-backed securities (MBS), the benchmark’s second-largest weighting at 27.8%, gained 3.2%. Corporate bonds, which constituted 24.6% of the benchmark’s total capitalization, returned 7.7%.

Sector allocations drive outperformance

An overweight position in corporate bonds was the largest contributor to relative performance, as the sector benefited from favorable yield-curve positioning and strong security selection. An investment in government credit was also beneficial as the sector produced strong results in a period of declining interest rates. An overweight in asset-backed securities was the third-largest contributor to relative performance, driven by favorable yield-curve positioning.

The gains from these securities were somewhat offset by unfavorable yield-curve positioning in the U.S. Treasuries and MBS sectors. A small cash position further detracted from the fund’s relative performance.

TIAA-CREF Life Funds   ¡   2016 Semiannual Report      31

Bond Fund

Performance as of June 30, 2016

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Bond Fund	7/8/2003	5.78%	6.09%	4.13%	4.87%

Barclays U.S. Aggregate Bond Index	—	5.31	6.00	3.76	5.13

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Expense example

Six months ended June 30, 2016

Bond Fund	Beginning account value (1/1/16)	Ending account value (6/30/16)	Expenses paid during period* (1/1/16–6/30/16)

Actual return	$1,000.00	$1,057.84	$1.79

5% annual hypothetical return	1,000.00	1,023.12	1.76

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.35%. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

32      2016 Semiannual Report   ¡   TIAA-CREF Life Funds

Bond Fund

Portfolio composition

% of net assets as of 6/30/2016

Corporate bonds	30.3

Mortgage-backed securities†	19.7

U.S. Treasury securities	18.8

Foreign government & corporate bonds denominated in U.S. dollars	14.8

Commercial mortgage-backed securities & other mortgage-backed securities	9.7

Asset-backed securities	4.1

Bank loan obligations	0.9

Municipal bonds	0.4

U.S. agency securities	0.3

Preferred stock	0.1

Short-term investments, other assets & liabilities, net	0.9

Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 6/30/2016

Less than 1 year	5.9

1–3 years	17.7

3–5 years	25.7

5–10 years	37.6

Over 10 years	13.1

Total	100.0

Holdings by credit quality‡

% of fixed-income investments (excluding short-term investments) as of 6/30/2016

Aaa/AAA	40.2

Aa/AA	2.8

A/A	13.5

Baa/BBB	31.3

Ba/BB	3.1

B/B	4.3

Below B/B	3.2

Non-rated	1.6

Total	100.0

‡

Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

TIAA-CREF Life Funds   ¡   2016 Semiannual Report      33

Money Market Fund

Performance for the six months ended June 30, 2016

The Money Market Fund returned 0.13% for the period, compared with the 0.05% return of the iMoneyNet Money Fund Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

The Federal Reserve’s target range for short-term interest rates increased from 0.00%–0.25% to 0.25%–0.50% on December 16, 2015. Soon after the rate hike, the Fed signaled that more rate increases might occur in 2016; however, the Fed has since toned down its stance on monetary tightening for the remainder of this year due to sluggish growth both domestically and overseas.

Money Market Fund restructuring is on schedule for October 2016

On August 11, 2015, the TIAA-CREF Life Funds board approved a restructuring of the Money Market Fund as a “government” money market fund, in compliance with new SEC regulations requiring all money market funds to restructure as retail, institutional or government funds. As a government fund, the Money Market Fund will invest 99.5% or more of its total assets in cash, U.S. government securities and/or repurchase agreements (“repos”) collateralized in full by cash or U.S. government securities. This restructuring will be effective on or before October 14, 2016.

Many other U.S. money market funds are also expected to restructure as government funds. As a result, the supply of commercial paper has declined as short-term Treasury supply has increased. LIBOR yields—a key interest rate benchmark for money market funds—rose during the period. Three-month LIBOR increased slightly from 0.61% on December 31, 2015, to 0.65% on June 30, 2016, while six-month LIBOR rose from 0.85% to 0.92% over the same period.

In pursuit of additional yield, the fund held longer-dated, floating-rate government agency paper in order to capture slightly higher yields. The fund’s commercial paper exposure has been reduced, but it remains diversified across industries and issuers, nearly all of which are U.S.-domiciled. As of June 28, 2016, the fund’s weighted average maturity was 45 days, versus 35 days for the average iMoneyNet fund.

34      2016 Semiannual Report   ¡   TIAA-CREF Life Funds

Money Market Fund

Net annualized yield for the 7 days ended June 28, 2016*

	Current yield	Effective yield

Money Market Fund	0.31%	0.31%

iMoneyNet Money Fund Averages—All Taxable†	0.12	0.12

The current yield more closely reflects current earnings than does the total return.

*	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2016

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years

Money Market Fund	7/8/2003	0.13%	0.14%	0.03%	1.16%

iMoneyNet Money Fund Averages—All Taxable†	—	0.05	0.06	0.03	0.94

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You could lose money by investing in the TIAA-CREF Life Money Market Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does total return.

†	The iMoneyNet Money Fund Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

TIAA-CREF Life Funds   ¡   2016 Semiannual Report      35

Money Market Fund

Expense example

Six months ended June 30, 2016

Money Market Fund	Beginning account value (1/1/16)	Ending account value (6/30/16)	Expenses paid during period* (1/1/16–6/30/16)

Actual return	$1,000.00	$1,001.35	$0.75

5% annual hypothetical return	1,000.00	1,024.12	0.75

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.15%. The expense charges of the fund reflect a voluntary waiver and may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 6/30/2016

U.S. government agency securities	33.1

Commercial paper	29.0

U.S. Treasury securities	18.5

Floating-rate securities, government	16.9

Certificates of deposit	2.4

Other assets & liabilities, net	0.1

Total	100.0

36      2016 Semiannual Report   ¡   TIAA-CREF Life Funds

Balanced Fund

Performance for the six months ended June 30, 2016

The Balanced Fund returned 3.26% for the period, compared with the 3.76% return of its benchmark, the Balanced Fund Composite Index, a weighted average of the Russell 3000® Index, the MSCI EAFE Index and the Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2016, the fund returned 2.13%, versus 3.02% for the index.

During the six-month period, the domestic economy grew at a modest pace, and the national unemployment rate was below 5.0%. Inflation remained well below the Federal Reserve’s target, and the dollar dropped against most other major currencies, fueling exports. Some foreign central banks—in an effort to stimulate economic growth—cut lending rates, but the Fed kept its key fed funds rate unchanged at 0.25%.

U.S. stocks, as measured by the broad Russell 3000 Index, rose 3.62%. Value stocks outperformed growth equities. Mid-caps outperformed their large-cap counterparts, while small-caps lagged but still turned in positive returns for the period. (Returns by investment style and market capitalization are based on the Russell indexes.) The MSCI EAFE Index, which measures the performance of stocks in 21 developed markets outside North America, returned –4.42%, with 15 of the market components posting negative returns. (The MSCI EAFE returns are in U.S. dollars.) The broad investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned 5.31%, bolstered by demand for “safe-haven” assets in the low interest-rate environment.

Despite positive performance, the fund lags its benchmark

For the six-month period, the fund’s absolute performance was hurt primarily by the negative returns of Growth Equity Fund and International Equity Fund. In contrast, the fund’s absolute performance was helped most by the performance of its allocations to the Bond Fund, Large-Cap Value Fund and Real Estate Securities Fund.

The underperformance relative to the composite benchmark was largely due to weaker relative performance of U.S. equity funds. Among them, the largest detractors were the Growth Equity Fund, the Growth & Income Fund and the Large-Cap Value Fund, respectively. The Real Estate Securities Fund and the Small-Cap Equity Fund also detracted but not as much, respectively. The Bond Fund and the International Equity Fund also contributed to relative performance. (Performance for the Balanced Fund’s underlying funds can be found at TIAA.org/performance.)

TIAA-CREF Life Funds   ¡   2016 Semiannual Report      37

Balanced Fund

Performance as of June 30, 2016

		Total return		Average annual total return
	Inception date	6 months	1 year	since inception

Balanced Fund	1/31/2014	3.26%	2.13%	4.86%

Balanced Fund Composite Index*	—	3.76	3.02	5.32†

Broad market indexes
Barclays U.S. Aggregate Bond Index	—	5.31	6.00	4.26†
Russell 3000® Index	—	3.62	2.14	8.23†

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

Total returns for the shares of the fund do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the fund would have been lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*

On June 30, 2016, the Balanced Fund Composite Index consisted of: 50.0% Barclays U.S. Aggregate Bond Index, 40.0% Russell 3000 Index and 10.0% MSCI EAFE Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the fund.

38      2016 Semiannual Report   ¡   TIAA-CREF Life Funds

Balanced Fund

Expense example

Period ended June 30, 2016

Balanced Fund	Beginning account value (1/1/16)	Ending account value (6/30/16)	Expenses paid during period* (1/1/16-6/30/16)	Effective expenses paid during period† (1/1/16–6/30/16)

Actual return	$1,000.00	$1,032.61	$0.51	$2.58

5% annual hypothetical return	1,000.00	1,024.37	0.50	2.56

*

“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The fund’s annualized six-month expense ratio for that period was 0.10%. The expense charges of the fund reflect a voluntary waiver and may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and reimbursement, the expenses of the fund would be higher and its performance lower.

†

“Effective expenses paid during period” is based on each fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.51%.

For more information about this expense example, please see page 6.

Asset allocation

% of net assets as of 6/30/2016

Equity

U.S. equity	40.3

International equity	9.9

Fixed income	49.9

Other assets & liabilities, net	–0.1

Total	100.0

Target allocation

TIAA-CREF Life Funds   ¡   2016 Semiannual Report      39

Summary portfolio of investments (unaudited)

Growth Equity Fund  ▪  June 30, 2016

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS
8,758		Delphi Automotive plc	$548,251	0.7%

			548,251	0.7

CAPITAL GOODS
6,597		Honeywell International, Inc	767,363	1.0
6,116		Northrop Grumman Corp	1,359,465	1.8
5,287		Parker Hannifin Corp	571,260	0.8
5,696		Raytheon Co	774,371	1.0
3,974		Roper Industries, Inc	677,805	0.9
		Other	361,572	0.5

			4,511,836	6.0

COMMERCIAL & PROFESSIONAL SERVICES
35,338		Nielsen NV	1,836,516	2.5
		Other	546,317	0.7

			2,382,833	3.2

CONSUMER DURABLES & APPAREL
10,102		Nike, Inc (Class B)	557,630	0.7
		Other	729,704	1.0

			1,287,334	1.7

CONSUMER SERVICES
1,695	*	Chipotle Mexican Grill, Inc (Class A)	682,678	0.9
21,497	*	Norwegian Cruise Line Holdings Ltd	856,441	1.1
31,655		Starbucks Corp	1,808,134	2.4
		Other	587,473	0.8

			3,934,726	5.2

DIVERSIFIED FINANCIALS			352,315	0.4

ENERGY
9,618		EOG Resources, Inc	802,333	1.1
		Other	131,601	0.2

			933,934	1.3

FOOD & STAPLES RETAILING			558,278	0.8

FOOD, BEVERAGE & TOBACCO
8,472		Molson Coors Brewing Co (Class B)	856,773	1.1
8,238	*	Monster Beverage Corp	1,323,929	1.8
		Other	308,708	0.4

			2,489,410	3.3

HEALTH CARE EQUIPMENT & SERVICES
26,243	*	Cerner Corp	1,537,840	2.1
2,492	*	Intuitive Surgical, Inc	1,648,234	2.2

			3,186,074	4.3

40	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth Equity Fund  ▪  June 30, 2016

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
14,152		Estee Lauder Cos (Class A)	$1,288,115	1.7%

			1,288,115	1.7

MATERIALS
6,078		Ecolab, Inc	720,851	1.0
18,577		Monsanto Co	1,921,048	2.6
7,687		PPG Industries, Inc	800,601	1.0
		Other	542,408	0.7

			3,984,908	5.3

MEDIA
24,198		Comcast Corp (Class A)	1,577,468	2.1
8,413		Walt Disney Co	822,960	1.1
		Other	794,002	1.1

			3,194,430	4.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
9,567	*	Alexion Pharmaceuticals, Inc	1,117,043	1.5
6,214	*	Allergan plc	1,435,993	1.9
20,513		Bristol-Myers Squibb Co	1,508,731	2.0
22,117	*	Celgene Corp	2,181,400	2.9
6,975		Thermo Electron Corp	1,030,626	1.4
16,869		Zoetis Inc	800,603	1.1
		Other	1,188,888	1.6

			9,263,284	12.4

RETAILING
5,147	*	Amazon.com, Inc	3,683,296	4.9
6,920		Expedia, Inc	735,596	1.0
9,240		Home Depot, Inc	1,179,856	1.6
11,319		Lowe’s Companies, Inc	896,125	1.2
9,754	*	NetFlix, Inc	892,296	1.2
		Other	212,423	0.3

			7,599,592	10.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
4,795		Broadcom Ltd	745,143	1.0
		Other	864,712	1.2

			1,609,855	2.2

SOFTWARE & SERVICES
22,331		Activision Blizzard, Inc	884,978	1.2
26,373	*	Adobe Systems, Inc	2,526,270	3.4
2,373	*	Alphabet, Inc (Class A)	1,669,477	2.2
3,913	*	Alphabet, Inc (Class C)	2,708,187	3.6
8,791	*	Check Point Software Technologies	700,467	0.9
18,812	*	Facebook, Inc	2,149,835	2.9
24,032		Intuit, Inc	2,682,211	3.6
17,032		MasterCard, Inc (Class A)	1,499,838	2.0
43,315		Microsoft Corp	2,216,429	3.0
11,070	*	Red Hat, Inc	803,682	1.1

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	41

Summary portfolio of investments (unaudited)	concluded

Growth Equity Fund  ▪  June 30, 2016

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES—continued
20,383	*	Salesforce.com, Inc		$1,618,614	2.2%
33,614		Visa, Inc (Class A)		2,493,150	3.3
		Other		1,209,572	1.5

				23,162,710	30.9

TECHNOLOGY HARDWARE & EQUIPMENT
22,707		Apple, Inc		2,170,789	2.9

				2,170,789	2.9

TELECOMMUNICATION SERVICES
17,751	*	Level 3 Communications, Inc		913,999	1.2

				913,999	1.2

TRANSPORTATION
8,808		Union Pacific Corp		768,498	1.0

				768,498	1.0

		TOTAL COMMON STOCKS	(Cost $56,285,596)	74,141,171	99.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$1,300,000		Federal Home Loan Bank (FHLB) 0.100%, 07/01/16		1,300,000	1.8

				1,300,000	1.8

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
522,775	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		522,775	0.7

				522,775	0.7

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,822,775)	1,822,775	2.5

		TOTAL PORTFOLIO	(Cost $58,108,371)	75,963,946	101.5
		OTHER ASSETS & LIABILITIES, NET		(1,113,426)	(1.5)

		NET ASSETS		$74,850,520	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

At 6/30/16, the aggregate value of securities on loan is $530,230.

At 6/30/16, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $60,328 or 0.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

42	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Growth & Income Fund  ▪   June 30, 2016

Shares		Company	Value	% of net assets

COMMON STOCKS
BANKS
100,194		Bank of America Corp	$1,329,574	1.1%
20,153		Citigroup, Inc	854,286	0.7
26,891		JPMorgan Chase & Co	1,671,007	1.3
31,205		Wells Fargo & Co	1,476,932	1.2
		Other	1,565,805	1.3

			6,897,604	5.6

CAPITAL GOODS
5,493		3M Co	961,934	0.8
50,653	n	General Electric Co	1,594,557	1.3
13,625		Honeywell International, Inc	1,584,860	1.3
8,571		Illinois Tool Works, Inc	892,756	0.7
4,683		Northrop Grumman Corp	1,040,937	0.8
6,553	n	Raytheon Co	890,880	0.7
		Other	1,553,221	1.3

			8,519,145	6.9

COMMERCIAL & PROFESSIONAL SERVICES			807,233	0.7

CONSUMER DURABLES & APPAREL			3,423,641	2.8

CONSUMER SERVICES
7,131		McDonald’s Corp	858,145	0.7
		Other	1,200,969	1.0

			2,059,114	1.7

DIVERSIFIED FINANCIALS			1,947,688	1.6

ENERGY
8,646	*	Concho Resources, Inc	1,031,208	0.8
23,955	*,e	Continental Resources, Inc	1,084,443	0.9
15,465		EOG Resources, Inc	1,290,090	1.0
15,760		Occidental Petroleum Corp	1,190,826	1.0
		Other	4,735,118	3.9

			9,331,685	7.6

FOOD & STAPLES RETAILING			541,465	0.4

FOOD, BEVERAGE & TOBACCO
31,892		Coca-Cola Co	1,445,664	1.2
5,576	*	Monster Beverage Corp	896,119	0.7
13,102		PepsiCo, Inc	1,388,026	1.1
17,164		Philip Morris International, Inc	1,745,922	1.4
		Other	4,350,505	3.5

			9,826,236	7.9

HEALTH CARE EQUIPMENT & SERVICES
16,939		Medtronic plc	1,469,797	1.2
		Other	5,693,512	4.6

			7,163,309	5.8

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	43

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪   June 30, 2016

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
14,397		Procter & Gamble Co	$1,218,994	1.0%
		Other	503,597	0.4

			1,722,591	1.4

INSURANCE
18,749		American International Group, Inc	991,635	0.8
9,623	*	Berkshire Hathaway, Inc (Class B)	1,393,314	1.1
10,427		Chubb Ltd	1,362,913	1.1
		Other	611,313	0.5

			4,359,175	3.5

MATERIALS
24,137		Dow Chemical Co	1,199,850	1.0
		Other	2,102,102	1.7

			3,301,952	2.7

MEDIA
21,860		Comcast Corp (Class A)	1,425,053	1.2
12,179	n	Walt Disney Co	1,191,350	1.0
		Other	1,895,567	1.5

			4,511,970	3.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
21,558		AbbVie, Inc	1,334,656	1.1
4,842	*,n	Allergan plc	1,118,938	0.9
8,582		Amgen, Inc	1,305,751	1.1
21,093		Bristol-Myers Squibb Co	1,551,390	1.3
14,394		Eli Lilly & Co	1,133,528	0.9
12,374		Gilead Sciences, Inc	1,032,239	0.8
64,081		Pfizer, Inc	2,256,292	1.8
		Other	3,221,107	2.6

			12,953,901	10.5

REAL ESTATE			487,593	0.4

RETAILING
3,432	*	Amazon.com, Inc	2,456,008	2.0
15,809		Home Depot, Inc	2,018,651	1.6
		Other	4,304,559	3.5

			8,779,218	7.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
35,474		Intel Corp	1,163,547	1.0
		Other	3,368,806	2.7

			4,532,353	3.7

SOFTWARE & SERVICES
9,852	*	Adobe Systems, Inc	943,723	0.8
4,479	*	Alphabet, Inc (Class C)	3,099,916	2.5
19,337	*	Facebook, Inc	2,209,832	1.8
48,722		Microsoft Corp	2,493,105	2.0

44	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund  ▪   June 30, 2016

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES—continued
27,972		Oracle Corp		$1,144,894	0.9%
14,681	*	Salesforce.com, Inc		1,165,818	1.0
19,271		Visa, Inc (Class A)		1,429,330	1.2
		Other		4,219,126	3.4

				16,705,744	13.6

TECHNOLOGY HARDWARE & EQUIPMENT
36,202		Apple, Inc		3,460,911	2.8
51,374		Cisco Systems, Inc		1,473,920	1.2
		Other		1,166,676	1.0

				6,101,507	5.0

TELECOMMUNICATION SERVICES
30,576		Verizon Communications, Inc		1,707,364	1.4
		Other		1,321,196	1.1

				3,028,560	2.5

TRANSPORTATION
11,303		United Parcel Service, Inc (Class B)		1,217,559	1.0
		Other		940,489	0.8

				2,158,048	1.8

UTILITIES
8,672		NextEra Energy, Inc		1,130,829	0.9
		Other		2,250,993	1.9

				3,381,822	2.8

		TOTAL COMMON STOCKS	(Cost $96,835,828)	122,541,554	99.7

PURCHASED OPTIONS
HEALTH CARE EQUIPMENT & SERVICES				36,650	0.0

		TOTAL PURCHASED OPTIONS	(Cost $37,044)	36,650	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
2,284,864	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		2,284,864	1.8

				2,284,864	1.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $2,284,864)	2,284,864	1.8

		TOTAL PORTFOLIO	(Cost $99,157,736)	124,863,068	101.5
		OTHER ASSETS & LIABILITIES, NET		(1,895,437)	(1.5)

		NET ASSETS		$122,967,631	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	45

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund  ▪   June 30, 2016

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,232,941.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

At 6/30/16, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $535,644 or 0.4% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Large-Cap Value Fund  ▪  June 30, 2016

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$231,281	0.4%

BANKS
103,019		Bank of America Corp	1,367,062	2.0
21,530		Citigroup, Inc	912,657	1.4
14,375		JPMorgan Chase & Co	893,263	1.4
38,021		Wells Fargo & Co	1,799,534	2.7
		Other	1,561,948	2.4

			6,534,464	9.9

CAPITAL GOODS
20,139		General Electric Co	633,976	0.9
4,405		L-3 Communications Holdings, Inc	646,169	1.0
14,351		Triumph Group, Inc	509,461	0.8
		Other	2,327,372	3.5

			4,116,978	6.2

CONSUMER DURABLES & APPAREL
18,574		Mattel, Inc	581,181	0.9
		Other	678,362	1.0

			1,259,543	1.9

CONSUMER SERVICES
10,918		Restaurant Brands International, Inc	454,189	0.7
		Other	1,500,026	2.3

			1,954,215	3.0

DIVERSIFIED FINANCIALS
7,516		Goldman Sachs Group, Inc	1,116,727	1.7
6,421	e	iShares Dow Jones US Real Estate Index Fund	528,448	0.8
28,448	*	Synchrony Financial	719,166	1.1
		Other	1,072,930	1.6

			3,437,271	5.2

ENERGY
10,716		Baker Hughes, Inc	483,613	0.7
12,478		Chevron Corp	1,308,069	2.0
11,810		EOG Resources, Inc	985,190	1.5
11,240		Exxon Mobil Corp	1,053,638	1.6
30,305		Kinder Morgan, Inc	567,310	0.8
6,493		Schlumberger Ltd	513,466	0.8
		Other	4,153,855	6.3

			9,065,141	13.7

FOOD & STAPLES RETAILING
6,877		Wal-Mart Stores, Inc	502,158	0.7
		Other	303,234	0.5

			805,392	1.2

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	47

Summary portfolio of investments (unaudited)	continued

Large-Cap Value Fund  ▪  June 30, 2016

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO
12,355		ConAgra Foods, Inc	$590,693	0.9%
14,947		Mondelez International, Inc	680,238	1.0
12,600		Philip Morris International, Inc	1,281,672	1.9
17,415		Pinnacle Foods, Inc	806,140	1.2
		Other	707,754	1.1

			4,066,497	6.1

HEALTH CARE EQUIPMENT & SERVICES
25,476		Abbott Laboratories	1,001,461	1.5
25,224	*	Boston Scientific Corp	589,485	0.9
6,268	*	WellCare Health Plans, Inc	672,431	1.0
4,012		Zimmer Holdings, Inc	482,965	0.7
		Other	840,973	1.3

			3,587,315	5.4

HOUSEHOLD & PERSONAL PRODUCTS
16,788		Procter & Gamble Co	1,421,440	2.1

			1,421,440	2.1

INSURANCE
9,411		American International Group, Inc	497,748	0.7
4,336	*	Berkshire Hathaway, Inc (Class B)	627,810	1.0
3,924		Chubb Ltd	512,906	0.8
15,794		XL Capital Ltd	526,098	0.8
		Other	1,735,034	2.6

			3,899,596	5.9

MATERIALS
59,326	*	Louisiana-Pacific Corp	1,029,306	1.6
		Other	1,944,393	2.9

			2,973,699	4.5

MEDIA			481,158	0.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
13,059		Agilent Technologies, Inc	579,297	0.9
2,754	*	Allergan plc	636,422	0.9
8,551		Johnson & Johnson	1,037,236	1.6
12,294		Merck & Co, Inc	708,258	1.1
32,051		Pfizer, Inc	1,128,516	1.7
		Other	158,397	0.2

			4,248,126	6.4

REAL ESTATE
43,073		WP Glimcher, Inc	481,987	0.7
		Other	659,117	1.0

			1,141,104	1.7

48	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Large-Cap Value Fund  ▪  June 30, 2016

Shares		Company		Value	% of net assets

RETAILING				$815,460	1.2%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
32,228		Intel Corp		1,057,078	1.6
		Other		1,919,195	2.9

				2,976,273	4.5

SOFTWARE & SERVICES
25,377		Oracle Corp		1,038,680	1.6
17,002	*	Yahoo!, Inc		638,595	1.0
		Other		1,071,866	1.6

				2,749,141	4.2

TECHNOLOGY HARDWARE & EQUIPMENT
26,172		Cisco Systems, Inc		750,875	1.1
		Other		1,464,913	2.2

				2,215,788	3.3

TELECOMMUNICATION SERVICES
25,852		AT&T, Inc		1,117,065	1.7
9,649	*	Level 3 Communications, Inc		496,827	0.8
15,898		Telephone & Data Systems, Inc		471,535	0.7
18,212		Verizon Communications, Inc		1,016,958	1.5

				3,102,385	4.7

TRANSPORTATION				1,198,441	1.8

UTILITIES
6,527		NextEra Energy, Inc		851,121	1.3
10,853		Xcel Energy, Inc		485,997	0.7
		Other		1,738,393	2.6

				3,075,511	4.6

		TOTAL COMMON STOCKS	(Cost $56,643,868)	65,356,219	98.6

RIGHTS / WARRANTS
MATERIALS				198	0.0

		TOTAL RIGHTS / WARRANTS	(Cost $195)	198	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
760,464	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		760,464	1.1

				760,464	1.1

		TOTAL SHORT-TERM INVESTMENTS	(Cost $760,464)	760,464	1.1

		TOTAL PORTFOLIO	(Cost $57,404,527)	66,116,881	99.7
		OTHER ASSETS & LIABILITIES, NET		184,404	0.3

		NET ASSETS		$66,301,285	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	49

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund  ▪  June 30, 2016

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $769,572.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

50	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Real Estate Securities Fund  ▪  June 30, 2016

Shares		Company	Value	% of net assets

COMMON STOCKS
ASSET MANAGEMENT & CUSTODY BANKS
40,301		NorthStar Asset Management Group, Inc	$411,473	0.5%

			411,473	0.5

DIVERSIFIED REAL ESTATE ACTIVITIES
55,000		Wharf Holdings Ltd	335,639	0.4

			335,639	0.4

DIVERSIFIED REITS
140,000		Gramercy Property Trust	1,290,800	1.7
10,000		iShares Dow Jones US Real Estate Index Fund	823,000	1.0
75,000		NorthStar Realty Finance Corp	857,250	1.1
95,000		Spirit Realty Capital, Inc	1,213,150	1.6

			4,184,200	5.4

HOTEL & RESORT REITS
30,000		MGM Growth Properties LLC	800,400	1.0

			800,400	1.0

INDUSTRIAL REITS
46,000		Prologis, Inc	2,255,840	2.9
150,000		Rexford Industrial Realty, Inc	3,163,500	4.1
35,000		Terreno Realty Corp	905,450	1.2

			6,324,790	8.2

IT CONSULTING & OTHER SERVICES
18,000	*	InterXion Holding NV	663,840	0.9

			663,840	0.9

OFFICE REITS
17,000		Boston Properties, Inc	2,242,300	2.9
15,000		Hudson Pacific Properties	437,700	0.6
14,000		Kilroy Realty Corp	928,060	1.2
35,427		NorthStar Realty Europe Corp	327,700	0.4
21,000		SL Green Realty Corp	2,235,870	2.9
13,000		Vornado Realty Trust	1,301,560	1.7

			7,473,190	9.7

REAL ESTATE SERVICES
37,000		Kennedy-Wilson Holdings, Inc	701,520	0.9

			701,520	0.9

RESIDENTIAL REITS
23,000		Apartment Investment & Management Co (Class A)	1,015,680	1.3
18,500		AvalonBay Communities, Inc	3,337,215	4.3
21,500		Equity Lifestyle Properties, Inc	1,721,075	2.2
46,000		Equity Residential	3,168,480	4.1
10,500		Essex Property Trust, Inc	2,394,945	3.1
100,000		Monogram Residential Trust, Inc	1,021,000	1.3
16,000		Sun Communities, Inc	1,226,240	1.7

			13,884,635	18.0

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	51

Summary portfolio of investments (unaudited)	concluded

Real Estate Securities Fund  ▪  June 30, 2016

Shares	Company		Value	% of net assets

RETAIL REITS
55,000	DDR Corp		$997,700	1.3%
30,000	Equity One, Inc		965,400	1.3
14,000	Federal Realty Investment Trust		2,317,700	3.0
80,000	General Growth Properties, Inc		2,385,600	3.1
12,112	National Retail Properties, Inc		626,433	0.8
37,000	Retail Opportunities Investment Corp		801,790	1.0
32,500	Simon Property Group, Inc		7,049,250	9.1

			15,143,873	19.6

SPECIALIZED REITS
23,000	American Tower Corp		2,613,030	3.4
21,000	Crown Castle International Corp		2,130,030	2.7
15,000	CyrusOne, Inc		834,900	1.1
5,500	Digital Realty Trust, Inc		599,445	0.8
6,500	Equinix, Inc		2,520,245	3.2
17,000	Extra Space Storage, Inc		1,573,180	2.0
25,000	Four Corners Property Trust, Inc		514,750	0.7
45,000	Gaming and Leisure Properties, Inc		1,551,600	2.0
55,000	Host Marriott Corp		891,550	1.2
10,000	Iron Mountain, Inc		398,300	0.5
15,000	National Storage Affiliates Trust		312,300	0.4
25,000	Pebblebrook Hotel Trust		656,250	0.9
12,000	Public Storage, Inc		3,067,080	4.0
10,000	QTS Realty Trust, Inc		559,800	0.7
65,000	Sunstone Hotel Investors, Inc		784,550	1.0
28,000	Ventas, Inc		2,038,960	2.6
28,000	Welltower, Inc		2,132,760	2.8
50,000	Weyerhaeuser Co		1,488,500	1.9
	Other		425,300	0.5

			25,092,530	32.4

	TOTAL COMMON STOCKS	(Cost $52,686,758)	75,016,090	97.0

	TOTAL PORTFOLIO	(Cost $52,686,758)	75,016,090	97.0
	OTHER ASSETS & LIABILITIES, NET		2,306,410	3.0

	NET ASSETS		$77,322,500	100.0%

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

52	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Small-Cap Equity Fund  ▪  June 30, 2016

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$304,812	0.6%

BANKS
20,653		Fulton Financial Corp	278,816	0.6
9,890		Great Western Bancorp, Inc	311,931	0.6
4,700		IBERIABANK Corp	280,731	0.6
8,579		PrivateBancorp, Inc	377,733	0.8
12,730		Provident Financial Services, Inc	250,017	0.5
4,600		Wintrust Financial Corp	234,600	0.5
		Other	3,052,755	6.5

			4,786,583	10.1

CAPITAL GOODS
6,270	*	Beacon Roofing Supply, Inc	285,097	0.6
6,177		EMCOR Group, Inc	304,279	0.6
		Other	3,325,747	7.0

			3,915,123	8.2

COMMERCIAL & PROFESSIONAL SERVICES			1,216,331	2.6

CONSUMER DURABLES & APPAREL

19,440	*	TRI Pointe Homes, Inc	229,781	0.5
		Other	1,415,740	3.0

			1,645,521	3.5

CONSUMER SERVICES
5,785	*	Grand Canyon Education, Inc	230,937	0.5
2,030	l	Vail Resorts, Inc	280,607	0.6
		Other	1,216,326	2.6

			1,727,870	3.7

DIVERSIFIED FINANCIALS			583,027	1.2

ENERGY
20,438	*	Callon Petroleum Co	229,519	0.5
54,940	*	McDermott International, Inc	271,404	0.5
		Other	1,406,557	3.0

			1,907,480	4.0

FOOD & STAPLES RETAILING			215,280	0.5

FOOD, BEVERAGE & TOBACCO
15,860	*	Darling International, Inc	236,314	0.5
1,824		Lancaster Colony Corp	232,761	0.5
		Other	790,202	1.7

			1,259,277	2.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	53

Summary portfolio of investments (unaudited)	continued

Small-Cap Equity Fund  ▪  June 30, 2016

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
4,520		Hill-Rom Holdings, Inc	$228,034	0.5%
2,820	*	ICU Medical, Inc	317,955	0.6
4,550	*	NuVasive, Inc	271,726	0.6
		Other	2,033,710	4.3

			2,851,425	6.0

HOUSEHOLD & PERSONAL PRODUCTS			99,173	0.2

INSURANCE			1,022,233	2.2

MATERIALS
13,430	*	Louisiana-Pacific Corp	233,011	0.5
3,938		Minerals Technologies, Inc	223,678	0.5
		Other	1,930,417	4.1

			2,387,106	5.1

MEDIA
9,830	*	Live Nation, Inc	231,005	0.5
		Other	426,052	0.9

			657,057	1.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
4,493	*	Cambrex Corp	232,423	0.5
4,160	*	Parexel International Corp	261,581	0.5
		Other	2,927,848	6.2

			3,421,852	7.2

REAL ESTATE
2,900		Coresite Realty	257,201	0.5
23,314		Cousins Properties, Inc	242,466	0.5
8,017		CubeSmart	247,565	0.5
5,380		DCT Industrial Trust, Inc	258,455	0.6
7,660		DuPont Fabros Technology, Inc	364,156	0.8
6,200		Education Realty Trust, Inc	286,068	0.6
3,200		Entertainment Properties Trust	258,176	0.6
10,890		First Industrial Realty Trust, Inc	302,960	0.6
19,100		Medical Properties Trust, Inc	290,511	0.6
2,309		PS Business Parks, Inc	244,939	0.5
4,530		QTS Realty Trust, Inc	253,589	0.5
2,747		Sovran Self Storage, Inc	288,215	0.6
8,887		Urban Edge Properties	265,366	0.6
		Other	1,235,503	2.6

			4,795,170	10.1

RETAILING			1,755,953	3.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
8,400	*	Inphi Corp	269,052	0.6
		Other	1,762,442	3.7

			2,031,494	4.3

54	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Small-Cap Equity Fund  ▪  June 30, 2016

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
8,901	*	Progress Software Corp		$244,421	0.5%
4,560		Science Applications International Corp		266,076	0.6
		Other		3,722,908	7.9

				4,233,405	9.0

TECHNOLOGY HARDWARE & EQUIPMENT
3,840		Belden CDT, Inc		231,821	0.5
10,617	*	Sanmina Corp		284,642	0.6
		Other		2,342,504	5.0

				2,858,967	6.1

TELECOMMUNICATION SERVICES
15,208	*	8x8, Inc		222,189	0.5
12,885		Inteliquent, Inc		256,283	0.5
		Other		396,710	0.9

				875,182	1.9

TRANSPORTATION
5,369	*	Atlas Air Worldwide Holdings, Inc		222,384	0.5
		Other		618,407	1.3

				840,791	1.8

UTILITIES
4,440		Allete, Inc		286,957	0.6
7,633		Avista Corp		341,958	0.7
3,494		Black Hills Corp		220,262	0.5
8,734		South Jersey Industries, Inc		276,169	0.6
3,663		Southwest Gas Corp		288,315	0.6
		Other		276,432	0.6

				1,690,093	3.6

		TOTAL COMMON STOCKS	(Cost $43,515,493)	47,081,205	99.6

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
1,107,190	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		1,107,190	2.3

				1,107,190	2.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,107,190)	1,107,190	2.3

		TOTAL PORTFOLIO	(Cost $44,622,683)	48,188,395	101.9
		OTHER ASSETS & LIABILITIES, NET		(920,771)	(1.9)

		NET ASSETS		$47,267,624	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	55

Summary portfolio of investments (unaudited)	concluded

Small-Cap Equity Fund  ▪  June 30, 2016

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
l	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.

At 6/30/16, the aggregate value of securities on loan is $1,096,651.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

56	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ▪  June 30, 2016

Shares	Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS		$803,193	1.7%

BANKS
9,042	US Bancorp	364,664	0.8
	Other	1,523,652	3.1

		1,888,316	3.9

CAPITAL GOODS
2,705	3M Co	473,700	1.0
3,661	Danaher Corp	369,761	0.8
	Other	2,189,598	4.5

		3,033,059	6.3

COMMERCIAL & PROFESSIONAL SERVICES		485,602	1.0

CONSUMER DURABLES & APPAREL
6,548	Nike, Inc (Class B)	361,450	0.7
	Other	275,218	0.6

		636,668	1.3

CONSUMER SERVICES
3,722	McDonald’s Corp	447,906	0.9
7,281	Starbucks Corp	415,891	0.9
	Other	403,884	0.8

		1,267,681	2.6

DIVERSIFIED FINANCIALS
8,230	Bank of New York Mellon Corp	319,735	0.7
923	BlackRock, Inc	316,155	0.6
	Other	2,120,604	4.4

		2,756,494	5.7

ENERGY
3,732	EOG Resources, Inc	311,323	0.6
	Other	3,128,547	6.5

		3,439,870	7.1

FOOD & STAPLES RETAILING		70,369	0.1

FOOD, BEVERAGE & TOBACCO
9,844	Coca-Cola Co	446,228	0.9
4,760	General Mills, Inc	339,483	0.7
3,914	Kraft Heinz Co	346,311	0.7
8,635	Mondelez International, Inc	392,979	0.8
5,342	PepsiCo, Inc	565,931	1.2
	Other	583,330	1.2

		2,674,262	5.5

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	57

Summary portfolio of investments (unaudited)	continued

Social Choice Equity Fund  ▪  June 30, 2016

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
1,865		Becton Dickinson & Co	$316,285	0.6%
		Other	1,837,642	3.8

			2,153,927	4.4

HOUSEHOLD & PERSONAL PRODUCTS
4,937		Colgate-Palmolive Co	361,389	0.7
8,717		Procter & Gamble Co	738,068	1.5
		Other	222,001	0.5

			1,321,458	2.7

INSURANCE
4,324		Aflac, Inc	312,020	0.6
2,875		Chubb Ltd	375,791	0.8
2,581		Travelers Cos, Inc	307,242	0.6
		Other	891,820	1.9

			1,886,873	3.9

MATERIALS			1,914,214	4.0

MEDIA
1,453	*	Charter Communications, Inc	332,214	0.7
4,680		Time Warner, Inc	344,167	0.7
5,906		Walt Disney Co	577,725	1.2
		Other	262,351	0.5

			1,516,457	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
3,028		Amgen, Inc	460,710	1.0
6,864		Bristol-Myers Squibb Co	504,847	1.0
3,289	*	Celgene Corp	324,394	0.7
5,386		Gilead Sciences, Inc	449,300	0.9
7,925		Johnson & Johnson	961,303	2.0
10,259		Merck & Co, Inc	591,021	1.2
2,413		Thermo Electron Corp	356,545	0.7
		Other	1,233,564	2.6

			4,881,684	10.1

REAL ESTATE
3,088		American Tower Corp	350,828	0.7
1,742		Simon Property Group, Inc	377,840	0.8
		Other	1,718,137	3.6

			2,446,805	5.1

RETAILING
5,010		Lowe’s Companies, Inc	396,642	0.8
		Other	1,409,552	2.9

			1,806,194	3.7

58	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Social Choice Equity Fund  ▪  June 30, 2016

Shares		Company		Value	% of net assets

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
16,937		Intel Corp		$555,534	1.2%
6,178		Texas Instruments, Inc		387,052	0.8
		Other		554,599	1.1

				1,497,185	3.1

SOFTWARE & SERVICES
3,346		Accenture plc		379,068	0.8
805	*	Alphabet, Inc (Class A)		566,342	1.2
822	*	Alphabet, Inc (Class C)		568,906	1.2
3,464		International Business Machines Corp		525,766	1.1
2,772		Intuit, Inc		309,383	0.6
4,577		MasterCard, Inc (Class A)		403,051	0.8
17,430		Microsoft Corp		891,893	1.8
12,371		Oracle Corp		506,345	1.0
4,357	*	Salesforce.com, Inc		345,989	0.7
		Other		1,963,742	4.1

				6,460,485	13.3

TECHNOLOGY HARDWARE & EQUIPMENT
18,837		Cisco Systems, Inc		540,434	1.1
12,519		EMC Corp		340,141	0.7
		Other		723,403	1.5

				1,603,978	3.3

TELECOMMUNICATION SERVICES
13,385		Verizon Communications, Inc		747,418	1.5
		Other		313,835	0.7

				1,061,253	2.2

TRANSPORTATION
3,505		Union Pacific Corp		305,811	0.6
3,462		United Parcel Service, Inc (Class B)		372,927	0.8
		Other		565,221	1.2

				1,243,959	2.6

UTILITIES
6,471		Southern Co		347,040	0.7
		Other		1,226,161	2.5

				1,573,201	3.2

		TOTAL COMMON STOCKS	(Cost $32,546,698)	48,423,187	99.9

		TOTAL PORTFOLIO	(Cost $32,546,698)	48,423,187	99.9
		OTHER ASSETS & LIABILITIES, NET		61,511	0.1

		NET ASSETS		$48,484,698	100.0%

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	59

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund  ▪  June 30, 2016

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

60	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Stock Index Fund  ▪  June 30, 2016

Shares		Company	Value	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$3,335,225	1.0%

BANKS
159,194		Bank of America Corp	2,112,504	0.6
45,476		Citigroup, Inc	1,927,728	0.6
56,386		JPMorgan Chase & Co	3,503,826	1.1
70,780		Wells Fargo & Co	3,350,017	1.0
		Other	7,920,294	2.4

			18,814,369	5.7

CAPITAL GOODS
9,111		3M Co	1,595,518	0.5
142,600		General Electric Co	4,489,048	1.3
11,784		Honeywell International, Inc	1,370,715	0.4
		Other	18,033,663	5.4

			25,488,944	7.6

COMMERCIAL & PROFESSIONAL SERVICES			3,554,320	1.1

CONSUMER DURABLES & APPAREL			5,489,667	1.7

CONSUMER SERVICES
13,611		McDonald’s Corp	1,637,948	0.5
22,092		Starbucks Corp	1,261,895	0.4
		Other	4,534,262	1.4

			7,434,105	2.3

DIVERSIFIED FINANCIALS
15,970		iShares Russell 3000 Index Fund	1,980,599	0.6
		Other	10,472,957	3.2

			12,453,556	3.8

ENERGY
29,120		Chevron Corp	3,052,650	0.9
64,218	d	Exxon Mobil Corp	6,019,795	1.8
21,554		Schlumberger Ltd	1,704,490	0.5
		Other	12,354,932	3.8

			23,131,867	7.0

FOOD & STAPLES RETAILING
16,621		CVS Health Corp	1,591,294	0.5
23,428		Wal-Mart Stores, Inc	1,710,713	0.5
		Other	3,692,455	1.1

			6,994,462	2.1

FOOD, BEVERAGE & TOBACCO
30,249		Altria Group, Inc	2,085,971	0.6
60,252		Coca-Cola Co	2,731,223	0.8
22,368		PepsiCo, Inc	2,369,666	0.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	61

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2016

Shares		Company	Value	% of net assets

23,965		Philip Morris International, Inc	$2,437,720	0.7%
		Other	8,696,720	2.6

			18,321,300	5.4

HEALTH CARE EQUIPMENT & SERVICES
21,750		Medtronic plc	1,887,247	0.6
14,519		UnitedHealth Group, Inc	2,050,083	0.6
		Other	14,387,446	4.3

			18,324,776	5.5

HOUSEHOLD & PERSONAL PRODUCTS
41,323		Procter & Gamble Co	3,498,818	1.1
		Other	2,963,109	0.9

			6,461,927	2.0

INSURANCE
29,277	*	Berkshire Hathaway, Inc (Class B)	4,239,017	1.3
		Other	9,579,135	2.9

			13,818,152	4.2

MATERIALS			11,217,418	3.4

MEDIA
37,323		Comcast Corp (Class A)	2,433,086	0.7
25,131		Walt Disney Co	2,458,315	0.8
		Other	5,302,715	1.6

			10,194,116	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
25,061		AbbVie, Inc	1,551,527	0.5
6,125	*	Allergan plc	1,415,426	0.4
11,604		Amgen, Inc	1,765,549	0.5
25,794		Bristol-Myers Squibb Co	1,897,149	0.6
20,538		Gilead Sciences, Inc	1,713,280	0.5
42,530		Johnson & Johnson	5,158,889	1.5
43,049		Merck & Co, Inc	2,480,053	0.8
93,258		Pfizer, Inc	3,283,614	1.0
		Other	10,551,730	3.2

			29,817,217	9.0

REAL ESTATE			16,095,563	4.9

RETAILING
6,024	*	Amazon.com, Inc	4,310,895	1.3
19,272		Home Depot, Inc	2,460,841	0.7
		Other	10,454,424	3.2

			17,226,160	5.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
73,205		Intel Corp	2,401,124	0.7
		Other	6,838,370	2.1

			9,239,494	2.8

62	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Fund  ▪  June 30, 2016

Shares		Company		Value	% of net assets

SOFTWARE & SERVICES
4,547	*	Alphabet, Inc (Class A)		$3,198,951	1.0%
4,596	*	Alphabet, Inc (Class C)		3,180,892	1.0
34,757	*	Facebook, Inc		3,972,030	1.2
13,618		International Business Machines Corp		2,066,940	0.6
14,991		MasterCard, Inc (Class A)		1,320,107	0.4
117,507		Microsoft Corp		6,012,833	1.8
45,855		Oracle Corp		1,876,845	0.5
29,631		Visa, Inc (Class A)		2,197,731	0.7
		Other		15,834,587	4.8

				39,660,916	12.0

TECHNOLOGY HARDWARE & EQUIPMENT
84,936		Apple, Inc		8,119,882	2.4
77,965		Cisco Systems, Inc		2,236,816	0.7
		Other		5,939,585	1.8

				16,296,283	4.9

TELECOMMUNICATION SERVICES
95,429		AT&T, Inc		4,123,487	1.2
63,110		Verizon Communications, Inc		3,524,062	1.1
		Other		1,376,611	0.4

				9,024,160	2.7

TRANSPORTATION				6,620,096	2.0

UTILITIES				12,633,664	3.8

		TOTAL COMMON STOCKS	(Cost $204,089,569)	341,647,757	103.2

RIGHTS/WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				177	0.0

TELECOMMUNICATION SERVICES				1,789	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $1,797)	1,966	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$3,100,000	d	Federal Home Loan Bank (FHLB) 0.100%, 07/01/16		3,100,000	0.9

				3,100,000	0.9

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	63

Summary portfolio of investments (unaudited)	concluded

Stock Index Fund  ▪  June 30, 2016

Shares		Company		Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
7,536,330	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$7,536,330	2.3%

				7,536,330	2.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $10,636,330)	10,636,330	3.2

		TOTAL PORTFOLIO	(Cost $214,727,696)	352,286,053	106.4
		OTHER ASSETS & LIABILITIES, NET		(21,145,832)	(6.4)

		NET ASSETS		$331,140,221	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

At 6/30/16, the aggregate value of securities on loan is $7,414,485.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

64	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Equity Fund  ▪  June 30, 2016

Shares		Company	Value	% of net assets

COMMON STOCKS
AUSTRALIA
77,035		BHP Billiton Ltd	$1,073,577	1.2%

			1,073,577	1.2

DENMARK
11,690		DSV AS	491,543	0.6
19,557	*	H Lundbeck AS	733,140	0.8
		Other	151,219	0.2

			1,375,902	1.6

FRANCE
98,469		Accor S.A.	3,772,951	4.4
68,262		Compagnie de Saint-Gobain	2,587,511	3.0
26,412		Essilor International S.A.	3,471,302	4.0
17,207		Groupe Danone	1,204,191	1.4
2,356		Kering	379,274	0.4
87,224		Schneider Electric S.A.	5,088,705	5.9
50,084		Societe Generale	1,566,922	1.8
44,688		Vinci S.A.	3,153,490	3.6
		Other	175,027	0.2

			21,399,373	24.7

GERMANY
40,911		Adidas-Salomon AG.	5,872,741	6.8
4,019		Continental AG.	760,502	0.9
11,918		Deutsche Boerse AG.	979,119	1.1
12,224		Henkel KGaA (Preference)	1,493,901	1.7
30,154		Lanxess AG.	1,322,943	1.5
86,056		Schaeffler AG.	1,136,671	1.3

			11,565,877	13.3

INDIA
93,117		Asian Paints Ltd	1,386,301	1.6
5,678		Eicher Motors Ltd	1,621,858	1.9
158,064		HDFC Bank Ltd	2,763,691	3.2
140,221		IndusInd Bank Ltd	2,317,196	2.7
51,655	*	SKS Microfinance Pvt Ltd	568,928	0.7
		Other	208,987	0.2

			8,866,961	10.3

ITALY
673,988		Banca Intesa S.p.A.	1,283,752	1.4
112,885		Mediobanca S.p.A.	650,420	0.8
47,590		Moncler S.p.A	751,320	0.9
795,183	*	Saipem S.p.A.	317,937	0.4

			3,003,429	3.5

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	65

Summary portfolio of investments (unaudited)	continued

International Equity Fund  ▪  June 30, 2016

Shares		Company		Value	% of net assets

JAPAN
68,385		Ajinomoto Co, Inc		$1,611,216	1.9%
640,242		Ishikawajima-Harima Heavy Industries Co Ltd		1,725,766	2.0
43,200		J Front Retailing Co Ltd		447,913	0.5
21,700		Kao Corp		1,263,854	1.5
16,610	e	Konami Corp		633,669	0.7
17,425		Murata Manufacturing Co Ltd		1,953,596	2.2
69,375		Olympus Corp		2,590,571	3.0
24,369		Oriental Land Co Ltd		1,577,878	1.8
109,448		Sony Corp		3,224,554	3.7

				15,029,017	17.3

NETHERLANDS
39,311		Heineken NV		3,605,676	4.2
43,894		ING Groep NV		454,123	0.5
		Other		102,978	0.1

				4,162,777	4.8

NORWAY
108,930		Statoil ASA		1,882,141	2.2

				1,882,141	2.2

SWEDEN
97,110		Electrolux AB (Series B)		2,647,689	3.1

				2,647,689	3.1

SWITZERLAND
2,682		Burckhardt Compression Holding AG.		830,656	1.0
2,188		Geberit AG.		828,732	1.0
8,189		Swatch Group AG. (Registered)		468,965	0.5
4,883		Zurich Financial Services AG.		1,207,970	1.4

				3,336,323	3.9

TAIWAN
877,927		Advanced Semiconductor Engineering, Inc		998,813	1.2

				998,813	1.2

UNITED KINGDOM
95,877		BAE Systems plc		671,192	0.8
160,269		Man Group plc		249,008	0.3
253,948		Sky plc		2,885,722	3.3
2,063,255	*	Tesco plc		4,845,746	5.6
135,073		Weir Group plc		2,608,725	3.0
61,800		WPP plc		1,287,997	1.5
		Other		265,632	0.3

				12,814,022	14.8

		TOTAL COMMON STOCKS	(Cost $88,779,939)	88,155,901	101.9

66	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

International Equity Fund  ▪  June 30, 2016

Shares		Company		Value	% of net assets

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
227,430	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		$227,430	0.3%

				227,430	0.3

		TOTAL SHORT-TERM INVESTMENTS	(Cost $227,430)	227,430	0.3

		TOTAL PORTFOLIO	(Cost $89,007,369)	88,383,331	102.2
		OTHER ASSETS & LIABILITIES, NET		(1,897,526)	(2.2)

		NET ASSETS		$86,485,805	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $214,999.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	67

Summary of market values by sector (unaudited)

International Equity Fund  ▪  June 30, 2016

Sector	Value	% of net assets
CONSUMER DISCRETIONARY	$25,214,175	29.0%
INDUSTRIALS	19,608,179	22.7
CONSUMER STAPLES	14,435,331	16.7
FINANCIALS	12,216,156	14.1
HEALTH CARE	6,946,232	8.0
MATERIALS	3,846,693	4.5
INFORMATION TECHNOLOGY	3,687,765	4.3
ENERGY	2,201,370	2.6
SHORT-TERM INVESTMENTS	227,430	0.3
OTHER ASSETS & LIABILITIES, NET	(1,897,526)	(2.2)

NET ASSETS	$86,485,805	100.0%

68	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Bond Fund  ▪  June 30, 2016

Principal	Issuer		Value	% of net assets

	BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS			$49,373	0.0%

	CAPITAL GOODS		49,304	0.0

	COMMERCIAL & PROFESSIONAL SERVICES		216,756	0.2

	CONSUMER DURABLES & APPAREL		52,240	0.0

	CONSUMER SERVICES		193,887	0.2

	DIVERSIFIED FINANCIALS		96,664	0.0

	FOOD, BEVERAGE & TOBACCO		29,715	0.0

	HEALTH CARE EQUIPMENT & SERVICES		172,371	0.1

	INSURANCE		122,762	0.0

	MATERIALS		36,833	0.0

	MEDIA		171,509	0.1

	REAL ESTATE		72,170	0.0

	SOFTWARE & SERVICES		264,784	0.2

	TECHNOLOGY HARDWARE & EQUIPMENT		185,413	0.1

	TOTAL BANK LOAN OBLIGATIONS	(Cost $1,800,625)	1,713,781	0.9

	BONDS
	CORPORATE BONDS
AUTOMOBILES & COMPONENTS			901,638	0.5

	BANKS		10,650,354	5.6

	CAPITAL GOODS		2,180,352	1.2

	COMMERCIAL & PROFESSIONAL SERVICES		3,197,800	1.7

	CONSUMER DURABLES & APPAREL		525,931	0.3

	CONSUMER SERVICES		557,283	0.3

	DIVERSIFIED FINANCIALS
$750,000	Ford Motor Credit Co LLC	2.597%, 11/04/19	767,310	0.4
	Other		7,632,268	4.1

			8,399,578	4.5

	ENERGY		6,885,423	3.6

	FOOD & STAPLES RETAILING		2,620,263	1.4

	FOOD, BEVERAGE & TOBACCO		2,308,829	1.2

	HEALTH CARE EQUIPMENT & SERVICES		1,898,357	1.1

	HOUSEHOLD & PERSONAL PRODUCTS		143,810	0.1

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	69

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2016

Principal		Issuer		Value	% of net assets

INSURANCE				$4,020,620	2.1%

MATERIALS
$ 930,000	g	Glencore Funding LLC	2.125%, 04/16/18	906,750	0.5
		Other		2,565,056	1.3

				3,471,806	1.8

MEDIA				3,855,730	2.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				3,072,975	1.6

REAL ESTATE				3,748,816	2.0

RETAILING
725,000		O’Reilly Automotive, Inc	3.800%, 09/01/22	780,761	0.4
		Other		1,947,344	1.0

				2,728,105	1.4

SOFTWARE & SERVICES
1,170,000		Fidelity National Information Services, Inc	5.000%, 03/15/22	1,219,082	0.7
		Other		905,649	0.4

				2,124,731	1.1

TECHNOLOGY HARDWARE & EQUIPMENT				902,590	0.5

TELECOMMUNICATION SERVICES				4,557,247	2.4

TRANSPORTATION				3,420,932	1.7

UTILITIES				7,087,197	3.6

		TOTAL CORPORATE BONDS	(Cost $76,095,232)	79,260,367	41.7

GOVERNMENT BONDS
AGENCY SECURITIES				530,248	0.3

FOREIGN GOVERNMENT BONDS
800,000		Japan Bank for International Cooperation	2.375%, 04/20/26	835,556	0.5
		Other		5,371,225	2.8

				6,206,781	3.3

MORTGAGE BACKED
2,333,289		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 10/01/45	2,493,223	1.3
836,217		FGLMC	4.000%, 12/01/45	910,883	0.5
2,000,000	g,h	Federal National Mortgage Association (FNMA)	3.000%, 07/25/31	2,096,992	1.1
1,000,000	h	FNMA	2.500%, 07/25/31	1,034,609	0.5
1,000,000	h	FNMA	2.500%, 08/25/31	1,033,047	0.5
1,018,438		FNMA	5.500%, 07/01/40	1,151,845	0.6
1,382,961		FNMA	4.500%, 11/01/40	1,515,819	0.8
911,948		FNMA	4.500%, 07/01/44	998,657	0.5
914,962		FNMA	4.500%, 11/01/44	1,022,424	0.5
925,649		FNMA	4.000%, 12/01/44	1,011,170	0.5
2,090,838		FNMA	3.500%, 07/01/45	2,215,725	1.2
2,970,285		FNMA	4.000%, 07/01/45	3,240,598	1.7
721,836		FNMA	4.000%, 01/01/46	787,509	0.4
1,327,302		FNMA	3.500%, 06/01/46	1,401,486	0.7

70	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Bond Fund  ▪  June 30, 2016

Principal		Issuer		Value	% of net assets

MORTGAGE BACKED—continued
$ 1,000,000	h	FNMA	3.000%, 07/25/46	$1,037,734	0.6%
1,000,000	h	FNMA	3.500%, 07/25/46	1,054,961	0.6
1,000,000	h	FNMA	3.000%, 08/25/46	1,035,859	0.5
1,000,000	h	FNMA	3.000%, 09/25/46	1,033,672	0.5
5,868,747	i	FNMA	0.803%–7.500%, 08/01/21–08/25/46	6,044,027	3.2
997,556		Government National Mortgage Association (GNMA)	3.500%, 05/20/46	1,060,441	0.6
1,000,000	h	GNMA	3.000%, 07/20/46	1,045,156	0.6
1,000,000	h	GNMA	3.000%, 08/20/46	1,043,125	0.6
1,000,000	h	GNMA	3.000%, 09/20/46	1,040,781	0.6
		Other		2,168,054	1.1

				37,477,797	19.7

MUNICIPAL BONDS				812,537	0.4

U.S. TREASURY SECURITIES
1,000,000		United States Treasury Bond	3.125%, 11/15/41	1,182,031	0.6
5,435,700		United States Treasury Bond	3.000%, 11/15/45	6,255,512	3.3
760,000		United States Treasury Bond	2.500%, 02/15/46	792,093	0.4
1,450,000		United States Treasury Bond	2.500%, 05/15/46	1,512,701	0.8
7,400,000		United States Treasury Note	0.875%, 03/31/18	7,436,711	3.9
2,250,000		United States Treasury Note	0.750%, 04/30/18	2,256,680	1.2
1,000,000		United States Treasury Note	0.875%, 05/31/18	1,005,508	0.5
2,935,000		United States Treasury Note	0.875%, 05/15/19	2,949,332	1.6
2,358,000		United States Treasury Note	1.375%, 05/31/21	2,401,015	1.3
1,000,000		United States Treasury Note	2.000%, 11/30/22	1,046,797	0.6
1,000,000		United States Treasury Note	1.625%, 05/31/23	1,022,773	0.5
5,929,000		United States Treasury Note	1.625%, 05/15/26	6,004,962	3.2
		Other		1,795,337	0.9

				35,661,452	18.8

		TOTAL GOVERNMENT BONDS	(Cost $78,734,122)	80,688,815	42.5

STRUCTURED ASSETS
ASSET BACKED
1,000,000	g	Capital Automotive REIT
		Series 2014-1A (Class A)	3.660%, 10/15/44	963,612	0.5
750,000	g	Taco Bell Funding LLC
		Series 2016-1A (Class A2I)	3.832%, 05/25/46	759,150	0.4
		Other		6,462,889	3.3

				8,185,651	4.2

OTHER MORTGAGE BACKED
1,175,000	i	Bear Stearns Commercial Mortgage Securities Trust
		Series 2007-T28 (Class AJ)	6.101%, 09/11/42	1,224,989	0.7
1,500,000	i	COBALT CMBS Commercial Mortgage Trust
		Series 2007-C3 (Class AJ)	5.771%, 05/15/46	1,471,839	0.8
1,190,601	i	Commercial Mortgage Trust
		Series 2007-GG11 (Class AM)	5.867%, 12/10/49	1,231,633	0.7

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	71

Summary portfolio of investments (unaudited)	concluded

Bond Fund  ▪  June 30, 2016

Principal		Issuer		Value	% of net assets

OTHER MORTGAGE BACKED—continued
$ 1,000,000	i	LB-UBS Commercial Mortgage Trust
		Series 2007-C6 (Class AM)	6.114%, 07/15/40	$1,031,208	0.5%
800,000	i	Morgan Stanley Capital I Trust
		Series 2006-HQ10 (Class AJ)	5.389%, 11/12/41	793,179	0.4
980,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2007-C34 (Class AM)	5.818%, 05/15/46	1,025,021	0.5
1,200,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2007-C34 (Class AJ)	6.141%, 05/15/46	1,188,023	0.6
1,260,000	i	Wachovia Bank Commercial Mortgage Trust
		Series 2007-C32 (Class AJ)	5.750%, 06/15/49	1,229,721	0.7
		Other		9,168,421	4.8

				18,364,034	9.7

		TOTAL STRUCTURED ASSETS	(Cost $26,836,877)	26,549,685	13.9

		TOTAL BONDS	(Cost $181,666,231)	186,498,867	98.1

PREFERRED STOCKS
BANKS				101,725	0.1

		TOTAL PREFERRED STOCKS	(Cost $569,550)	101,725	0.1

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
4,000,000		Federal Home Loan Bank (FHLB)	0.345%, 07/22/16	3,999,604	2.1

				3,999,604	2.1

		TOTAL SHORT-TERM INVESTMENTS	(Cost $3,999,195)	3,999,604	2.1

		TOTAL PORTFOLIO	(Cost $188,035,601)	192,313,977	101.2
		OTHER ASSETS & LIABILITIES, NET		(2,329,900)	(1.2)

		NET ASSETS		$189,984,077	100.0%

Abbreviation(s):

REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/16, the aggregate value of these securities, including those in “Other,” amounted to $31,589,889 or 16.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

72	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Money Market Fund  ▪  June 30, 2016

Principal		Issuer		Value	% net assets

SHORT-TERM INVESTMENTS
CERTIFICATE OF DEPOSIT
$ 500,000		Banco Del Estado De Chile	0.580%, 07/08/16	$500,000	0.6%
500,000		Banco Del Estado De Chile	0.580%, 08/17/16	500,000	0.7
500,000		Toronto-Dominion Bank	0.600%, 08/01/16	500,000	0.7
		Other		300,000	0.4

				1,800,000	2.4

COMMERCIAL PAPER
1,000,000	y	Apple, Inc	0.450%, 07/19/16	999,775	1.3
1,400,000	y	Australia & New Zealand Banking Group Ltd	0.540%–0.630%, 07/26/16–09/06/16	1,399,009	1.8
500,000	y	Chevron Corp	0.520%, 07/11/16	499,928	0.7
1,000,000	y	Fairway Finance Co LLC	0.490%, 07/25/16	999,673	1.3
1,275,000	y	Microsoft Corp	0.420%–0.470%, 07/13/16–09/28/16	1,274,180	1.7
750,000	y	Nestle Capital Corp	0.555%, 08/30/16	749,306	1.0
1,175,000	y	Nestle Capital Corp	0.550%–0.580%, 07/22/16–08/05/16	1,174,508	1.5
790,000	y	Nordea Bank AB	0.600%–0.618%, 07/29/16–08/31/16	789,465	1.0
1,000,000	y	Old Line Funding LLC	0.660%–0.670%, 09/06/16–09/07/16	998,753	1.3
860,000	y	Private Export Funding Corp	0.520%–0.560%, 08/03/16–10/03/16	859,235	1.1
850,000		Province of British Columbia Canada	0.590%–0.600%, 07/12/16	849,846	1.1
500,000		Province of British Columbia Canada	0.460%, 07/15/16	499,911	0.7
500,000	y	PSP Capital, Inc	0.520%, 07/05/16	499,971	0.7
1,050,000	y	PSP Capital, Inc	0.480%–0.650%, 07/21/16–08/29/16	1,049,177	1.4
574,000	y	Roche Holdings, Inc	0.410%, 07/05/16	573,974	0.8
500,000	y	Roche Holdings, Inc	0.420%, 07/12/16	499,936	0.7
1,000,000	y	Unilever Capital Corp	0.470%–0.510%, 07/26/16–07/28/16	999,646	1.3
		Other		7,354,053	9.6

				22,070,346	29.0

GOVERNMENT AGENCY DEBT
1,240,000		Federal Agricultural Mortgage Corp (FAMC)	0.010%–0.500%, 10/11/16–12/16/16	1,237,882	1.6
540,000		Federal Farm Credit Bank (FFCB)	0.440%, 11/10/16	539,129	0.7
1,500,000		FFCB	0.390%–0.520%, 10/11/16–11/16/16	1,497,717	2.0
4,120,000		Federal Home Loan Bank (FHLB)	0.330%–0.570%, 07/06/16	4,119,782	5.4
965,000		FHLB	0.340%, 07/08/16	964,941	1.3
500,000		FHLB	0.300%–0.340%, 07/14/16	499,946	0.7
600,000		FHLB	0.330%, 07/15/16	599,923	0.8
800,000		FHLB	0.300%, 07/18/16	799,883	1.0
500,000		FHLB	0.360%, 07/20/16	499,905	0.7
600,000		FHLB	0.300%, 07/21/16	599,900	0.8
1,372,000		FHLB	0.320%–0.330%, 07/27/16	1,371,679	1.8
1,795,000		FHLB	0.330%–0.450%, 08/05/16	1,794,370	2.4
562,000		FHLB	0.330%–0.460%, 08/10/16	561,751	0.7
1,000,000		FHLB	0.420%, 08/12/16	999,510	1.3
635,000		FHLB	0.330%–0.460%, 08/19/16	634,698	0.8
1,100,000		FHLB	0.400%, 09/14/16	1,099,083	1.4
3,778,000		FHLB	0.285%–0.520%, 07/01/16–10/19/16	3,776,628	5.0
955,000		Federal Home Loan Mortgage Corp (FHLMC)	0.402%–0.875%, 09/02/16–02/22/17	954,490	1.3

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	73

Summary portfolio of investments (unaudited)	continued

Money Market Fund  ▪  June 30, 2016

Principal		Issuer		Value	% net assets

GOVERNMENT AGENCY DEBT—continued
$ 770,000		Federal National Mortgage Association (FNMA)	0.450%, 10/17/16	$768,953	1.0%
1,850,000		FNMA	0.360%–1.250%, 10/05/16–01/30/17	1,848,262	2.4

				25,168,432	33.1

TREASURY DEBT
790,000		United States Treasury Bill	0.225%–0.447%, 07/07/16	789,964	1.1
1,000,000		United States Treasury Bill	0.202%–0.210%, 07/14/16	999,926	1.3
838,000		United States Treasury Bill	0.145%–0.213%, 07/21/16	837,912	1.1
700,000		United States Treasury Bill	0.243%–0.395%, 07/28/16	699,838	0.9
783,000		United States Treasury Bill	0.270%–0.426%, 08/04/16	782,754	1.0
827,000		United States Treasury Bill	0.203%–0.409%, 08/11/16	826,772	1.1
874,000		United States Treasury Bill	0.330%–0.433%, 08/18/16	873,569	1.2
693,000		United States Treasury Bill	0.220%–0.396%, 08/25/16	692,651	0.9
846,000		United States Treasury Bill	0.240%–0.475%, 09/01/16	845,525	1.1
600,000		United States Treasury Bill	0.248%, 09/29/16	599,629	0.8
768,000		United States Treasury Bill	0.216%–0.391%, 10/20/16	767,404	1.0
1,532,000		United States Treasury Bill	0.291%–0.459%, 09/08/16–12/22/16	1,530,334	2.0
550,000		United States Treasury Note	0.625%, 07/15/16	550,067	0.7
500,000		United States Treasury Note	0.625%, 08/15/16	500,088	0.7
525,000		United States Treasury Note	0.375%, 10/31/16	524,929	0.7
600,000		United States Treasury Note	0.625%, 11/15/16	600,409	0.8
1,593,000		United States Treasury Note	0.500%–0.875%, 08/31/16–11/30/16	1,593,519	2.1

				14,015,290	18.5

VARIABLE RATE SECURITIES
1,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.426%–0.572%, 11/23/16–09/06/17	1,000,000	1.3
700,000	i	Federal Farm Credit Bank (FFCB)	0.480%, 12/30/16	699,741	0.9
500,000	i	FFCB	0.432%, 01/24/17	499,987	0.6
500,000	i	FFCB	0.469%, 03/02/17	500,001	0.7
1,000,000	i	FFCB	0.437%, 06/15/17	999,883	1.3
2,463,000	i	FFCB	0.500%–0.604%, 12/16/16–02/23/18	2,461,467	3.2
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.452%, 01/12/17	499,987	0.7
1,750,000	i	FHLMC	0.452%, 01/13/17	1,750,186	2.3
1,430,000	i	FHLMC	0.453%–0.709%, 04/20/17–11/13/17	1,429,584	1.9
1,000,000	i	Federal National Mortgage Association (FNMA)	0.468%, 01/26/17	1,000,034	1.3
500,000	i	FNMA	0.452%, 08/16/17	499,943	0.7
975,000	i	FNMA	0.468%–0.473%, 07/20/17–10/05/17	973,843	1.3
		Other		499,881	0.7

				12,814,537	16.9

		TOTAL SHORT-TERM INVESTMENTS	(Cost $75,868,605)	75,868,605	99.9

		TOTAL PORTFOLIO	(Cost $75,868,605)	75,868,605	99.9
		OTHER ASSETS & LIABILITIES, NET		82,711	0.1

		NET ASSETS		$75,951,316	100.0%

74	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Money Market Fund  ▪  June 30, 2016

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed to be liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/16, the aggregate value of these securities was $18,531,605 or 24.4% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	75

Portfolio of investments (unaudited)

Balanced Fund  ▪  June 30, 2016

Shares	Security		Value	% of net assets
TIAA-CREF LIFE FUNDS—100.1%(a)
FIXED INCOME—49.9%
880,230	TIAA-CREF Life Bond Fund		$22,859,575	49.9%

	TOTAL FIXED INCOME		22,859,575	49.9

INTERNATIONAL EQUITY—9.9%
261,187	TIAA-CREF Life International Equity Fund		4,544,652	9.9

	TOTAL INTERNATIONAL EQUITY		4,544,652	9.9

U.S. EQUITY—40.3%
148,916	TIAA-CREF Life Growth Equity Fund		4,120,512	9.0
127,709	TIAA-CREF Life Growth & Income Fund		4,609,025	10.1
127,153	TIAA-CREF Life Large-Cap Value Fund		4,161,715	9.1
25,505	TIAA-CREF Life Real Estate Securities Fund		923,544	2.0
30,766	TIAA-CREF Life Small-Cap Equity Fund		924,526	2.0
80,376	TIAA-CREF Life Stock Index Fund		3,694,066	8.1

	TOTAL U.S. EQUITY		18,433,388	40.3

	TOTAL TIAA-CREF LIFE FUNDS	(Cost $45,506,439)	45,837,615	100.1

	TOTAL PORTFOLIO	(Cost $45,506,439)	45,837,615	100.1
	OTHER ASSETS AND LIABILITIES, NET		(32,322)	(0.1)

	NET ASSETS		$45,805,293	100.0%

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

76	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Life Funds ▪ 2016 Semiannual Report	77

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2016

Growth Equity Fund

ASSETS
Portfolio investments, at value*†	$75,963,946
Cash	35,009
Receivable from securities transactions	1,206,503
Receivable from Fund shares sold	155
Dividends and interest receivable	19,403
Due from affiliates	105
Receivable for variation margin on open futures contracts	—
Other	13,575

Total assets	77,238,696

LIABILITIES
Management fees payable	2,695
Due to affiliates	2,341
Payable for collateral for securities loaned	522,775
Payable for securities transactions	1,668,079
Payable for Fund shares redeemed	167,766
Written optionsà	—
Unrealized depreciation on swap contracts	—
Payable for trustee compensation	4,958
Accrued expenses and other payables	19,562

Total liabilities	2,388,176

NET ASSETS	$74,850,520

NET ASSETS CONSIST OF:
Paid-in-capital	$56,494,069
Undistributed net investment income (loss)	185,078
Accumulated net realized gain (loss) on total investments	315,798
Net unrealized appreciation (depreciation) on total investments	17,855,575

NET ASSETS	$74,850,520

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,705,082

Net asset value per share	$27.67

* Includes securities loaned of	$530,230
† Portfolio investments, cost	$58,108,371
à Written options premiums	$—

78	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund	Social Choice Equity Fund

$124,863,068	$66,116,881	$75,016,090	$48,188,395	$48,423,187
804,192	153,383	1,182,476	318,994	111,245
1,514,438	1,603,407	1,188,571	513,632	—
96,652	9,982	62,532	20,157	199
124,498	93,195	276,578	46,688	63,830
6,146	—	—	6,952	—
—	—	—	1,830	—
33,002	26,938	21,964	4,742	4,528

127,441,996	68,003,786	77,748,211	49,101,390	48,602,989

4,408	2,359	3,085	1,718	578
2,434	7,693	5,725	2,257	4,200
2,284,864	760,464	—	1,107,190	—
1,738,050	820,196	311,804	548,695	—
363,254	81,663	73,827	146,406	85,086
45,606	—	—	—	—
—	—	—	3,256	—
8,176	6,457	7,106	4,867	4,654
27,573	23,669	24,164	19,377	23,773

4,474,365	1,702,501	425,711	1,833,766	118,291

$122,967,631	$66,301,285	$77,322,500	$47,267,624	$48,484,698

$93,858,138	$58,142,078	$49,347,891	$44,184,358	$28,871,301
850,335	513,889	1,535,563	321,349	479,012
2,545,987	(1,066,764)	4,109,714	(798,597)	3,257,896
25,713,171	8,712,082	22,329,332	3,560,514	15,876,489

$122,967,631	$66,301,285	$77,322,500	$47,267,624	$48,484,698

3,407,721	2,025,850	2,135,676	1,572,986	1,368,034

$36.09	$32.73	$36.21	$30.05	$35.44

$2,232,941	$769,572	$—	$1,096,651	$—
$99,157,736	$57,404,527	$52,686,758	$44,622,683	$32,546,698
$54,328	$—	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	79

Statements of assets and liabilities (unaudited)

TIAA-CREF Life Funds  ▪  June 30, 2016

Stock Index Fund

ASSETS
Unaffiliated investments, at value*†	$352,286,053
Affiliated investments, at value‡	—
Cash#	12,299
Cash—foreign^	—
Receivable from securities transactions	118
Receivable for delayed delivery securities	—
Receivable from Fund shares sold	143
Dividends and interest receivable	401,859
Due from affiliates	—
Receivable for variation margin on open futures contracts	33,930
Other	15,772

Total assets	352,750,174

LIABILITIES
Management fees payable	1,644
Due to affiliates	4,638
Overdraft payable	—
Payable for collateral for securities loaned	7,536,330
Payable for securities transactions	35,976
Payable for delayed delivery securities	—
Payable for Fund shares redeemed	13,984,025
Payable for trustee compensation	16,798
Accrued expenses and other payables	30,542

Total liabilities	21,609,953

NET ASSETS	$331,140,221

NET ASSETS CONSIST OF:
Paid-in-capital	$200,201,785
Undistributed net investment income (loss)	3,428,245
Accumulated net realized gain (loss) on total investments	(10,089,272)
Net unrealized appreciation (depreciation) on total investments	137,599,463

NET ASSETS	$331,140,221

Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,204,691

Net asset value per share	$45.96

* Includes securities loaned of	$7,414,485
# Includes cash collateral for mortgage dollar rolls of	$—
† Portfolio investments, cost	$214,727,696
‡ Affiliated investments, cost	$—
^ Foreign cash, cost	$—

80	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

International Equity Fund	Bond Fund	Money Market Fund	Balanced Fund

$88,383,331	$192,313,977	$75,868,605	$—
—	—	—	45,837,615
477,280	7,900,698	992	—
42,246	—	—	—
4,261,681	2,007,082	—	764,910
—	17,548,957	—	—
95,060	145,656	109,656	—
155,694	1,101,582	13,189	—
4,082	—	3,928	171
—	—	—	—
30,584	10,435	1,130	704

93,449,958	221,028,387	75,997,500	46,603,400

3,541	4,676	615	375
2,336	41,623	2,317	752
—	—	—	611,601
227,430	—	—	—
3,485,598	1,696,716	—	108,522
—	28,537,745	—	—
3,213,564	688,213	21,971	66,258
7,557	12,642	1,304	793
24,127	62,695	19,977	9,806

6,964,153	31,044,310	46,184	798,107

$86,485,805	$189,984,077	$75,951,316	$45,805,293

$122,416,948	$183,090,800	$75,952,136	$45,375,641
2,410,289	2,729,707	(957)	(21,553)
(37,709,501)	(115,470)	137	120,029
(631,931)	4,279,040	—	331,176

$86,485,805	$189,984,077	$75,951,316	$45,805,293

4,970,745	7,316,265	75,948,851	4,383,996

$17.40	$25.97	$1.00	$10.45

$214,999	$—	$—	$—
$—	$230,000	$—	$—
$89,007,369	$188,035,601	$75,868,605	$—
$—	$—	$—	$45,506,439
$42,344	$—	$—	$—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	81

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period ended June 30, 2016

Growth Equity Fund

INVESTMENT INCOME
Dividends*	$350,145
Income from securities lending	5,096
Interest	46
Payment from affiliate	8,820

Total income	364,107

EXPENSES
Management fees	168,974
Shareholder servicing	1,398
Professional fees	19,114
Administrative service fees	11,137
Custody and accounting fees	9,198
Shareholder reports	7,231
Trustee fees and expenses	428
Other expenses	552

Total expenses	218,032
Less: Expenses reimbursed by the investment adviser	(22,637)

Net expenses	195,395

Net investment income (loss)	168,712

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	(34,752)
Futures contracts	—
Purchased options	—
Written options	5,446
Swap contracts	—
Foreign currency transactions	(70)

Net realized gain (loss) on total investments	(29,376)

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(3,637,924)
Futures contracts	—
Purchased options	—
Written options	10,274
Swap contracts	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—

Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(3,627,650)

Net realized and unrealized gain (loss) on total investments	(3,657,026)

Net increase (decrease) in net assets from operations	$(3,488,314)

* Net of foreign withholding taxes of	$1,746
‡ Includes net realized gain (loss) from securities sold to affiliates of	$83,104

82	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund	Large-Cap Value Fund	Real Estate Securities Fund	Small-Cap Equity Fund	Social Choice Equity Fund

$1,103,252	$705,497	$947,547	$361,369	$521,060
11,858	4,616	—	7,221	—
46	58	168	2	12
25,153	20,661	15,053	—	—

1,140,309	730,832	962,768	368,592	521,072

268,921	141,254	179,202	106,093	34,974
1,613	1,382	1,397	1,321	1,615
20,373	19,824	20,492	18,081	16,187
11,564	10,808	11,032	10,809	10,716
24,877	19,471	6,963	15,764	7,705
10,758	5,711	6,001	6,052	4,748
616	341	371	273	201
8,646	3,819	7,748	7,857	8,465

347,368	202,610	233,206	166,250	84,611
(36,548)	(38,535)	(28,890)	(43,910)	(33,289)

310,820	164,075	204,316	122,340	51,322

829,489	566,757	758,452	246,252	469,750

1,158,199	891,771	2,539,494	(540,273)	1,911,606
—	—	—	52,685	—
(11,258)	—	—	—	—
64,508	—	—	—	—
—	—	—	(60,641)	—
3,979	(63)	69	—	—

1,215,428	891,708	2,539,563	(548,229)	1,911,606

(985,890)	1,658,036	2,786,532	(321,643)	(412,387)
—	—	—	(3,622)	—
2,128	—	—	—	—
6,131	—	—	—	—
—	—	—	(1,576)	—
353	(143)	—	—	—

(977,278)	1,657,893	2,786,532	(326,841)	(412,387)

238,150	2,549,601	5,326,095	(875,070)	1,499,219

$1,067,639	$3,116,358	$6,084,547	$(628,818)	$1,968,969

$7,746	$3,359	$—	$197	$340
$11	$(1,908)	$—	$(263,847)	$(11,555)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	83

Statements of operations (unaudited)

TIAA-CREF Life Funds  ▪  For the period ended June 30, 2016

Stock Index Fund

INVESTMENT INCOME
Dividends from unaffiliated investments*	$3,436,987
Income from securities lending	80,061
Interest*	1,383
Payment from affiliate	—

Total income	3,518,431

EXPENSES
Management fees	97,785
Shareholder servicing	1,427
Professional fees	27,460
Administrative service fees	12,908
Custody and accounting fees	17,436
Shareholder reports	19,397
Trustee fees and expenses	1,915
Other expenses	11,507

Total expenses	189,835
Less: Expenses reimbursed by the investment adviser	(42,955)

Net expenses	146,880

Net investment income (loss)	3,371,551

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated investments‡	(3,385,990)
Affiliated investments	—
Futures contracts	274,257
Foreign currency transactions	(1)

Net realized gain (loss) on total investments	(3,111,734)

Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated investments	11,677,999
Affiliated investments	—
Futures contracts	42,476
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—

Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	11,720,475

Net realized and unrealized gain (loss) on total investments	8,608,741

Net increase (decrease) in net assets from operations	$11,980,292

* Net of foreign withholding taxes of	$1,280
‡ Includes net realized gain (loss) from securities sold to affiliates of	$—

84	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

International Equity Fund	Bond Fund	Money Market Fund	Balanced Fund

$1,443,344	$—	$—	$—
23,378	—	—	—
255	3,062,950	159,402	3
23,267	—	—	—

1,490,244	3,062,950	159,402	3

222,438	273,046	37,779	21,732
1,408	1,520	1,101	1,322
23,360	28,816	16,092	12,013
11,215	11,139	11,170	3,039
23,723	44,705	15,720	5,864
10,323	10,272	7,420	5,313
444	941	404	184
6,531	5,529	2,612	3,271

299,442	375,968	92,298	52,738
(31,506)	(56,066)	(35,602)	(30,781)

267,936	319,902	56,696	21,957

1,222,308	2,743,048	102,706	(21,954)

(3,310,061)	474,045	137	(441)
—	—	—	(290,900)
—	—	—	—
(17,446)	(77,475)	—	—

(3,327,507)	396,570	137	(291,341)

(214,195)	7,153,051	—	—
—	—	—	1,792,576
—	—	—	—
(3,927)	1,495	—	—

(218,122)	7,154,546	—	1,792,576

(3,545,629)	7,551,116	137	1,501,235

$(2,323,321)	$10,294,164	$102,843	$1,479,281

$152,378	$498	$—	$—
$—	$1,879	$—	$(1,606)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	85

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Growth Equity Fund
	June 30, 2016	December 31, 2015

	(unaudited)
OPERATIONS
Net investment income (loss)	$168,712	$185,891
Net realized gain (loss) on total investments	(29,376)	1,354,718
Net change in unrealized appreciation (depreciation) on total investments	(3,627,650)	5,308,019

Net increase (decrease) in net assets from operations	(3,488,314)	6,848,628

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(178,017)
From realized gains	—	(1,922,807)

Total distributions	—	(2,100,824)

SHAREHOLDER TRANSACTIONS
Subscriptions	7,785,922	17,989,820
Reinvestments of distributions	—	2,100,824
Redemptions	(11,015,961)	(13,761,681)

Net increase (decrease) from shareholder transactions	(3,230,039)	6,328,963

Net increase (decrease) in net assets	(6,718,353)	11,076,767

NET ASSETS
Beginning of period	81,568,873	70,492,106

End of period	$74,850,520	$81,568,873

Undistributed net investment income (loss) included in net assets	$185,078	$16,366

CHANGE IN FUND SHARES
Shares sold	282,866	623,414
Shares reinvested	—	74,077
Shares redeemed	(403,449)	(479,580)

Net increase (decrease) from shareholder transactions	(120,583)	217,911

86	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

Growth & Income Fund		Large-Cap Value Fund
June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015

(unaudited)		(unaudited)

$829,489	$1,528,151	$566,757	$1,223,804
1,215,428	10,074,367	891,708	6,760,604

(977,278)	(6,575,432)	1,657,893	(11,873,418)

1,067,639	5,027,086	3,116,358	(3,889,010)

—	(1,549,452)	—	(1,386,039)
—	(9,530,445)	—	(7,259,512)

—	(11,079,897)	—	(8,645,551)

16,282,320	13,871,816	5,660,071	7,137,756
—	9,949,810	—	6,791,729
(26,626,014)	(33,398,382)	(6,527,186)	(49,986,314)

(10,343,694)	(9,576,756)	(867,115)	(36,056,829)

(9,276,055)	(15,629,567)	2,249,243	(48,591,390)

132,243,686	147,873,253	64,052,042	112,643,432

$122,967,631	$132,243,686	$66,301,285	$64,052,042

$850,335	$20,846	$513,889	$(52,868)

463,787	358,145	181,643	196,342
—	283,713	—	222,388
(761,303)	(876,121)	(208,464)	(1,426,977)

(297,516)	(234,263)	(26,821)	(1,008,247)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	87

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Real Estate Securities Fund
	June 30, 2016	December 31, 2015

	(unaudited)
OPERATIONS
Net investment income (loss)	$758,452	$2,338,397
Net realized gain (loss) on total investments	2,539,563	9,057,725
Net change in unrealized appreciation (depreciation) on total investments	2,786,532	(9,215,798)

Net increase (decrease) in net assets from operations	6,084,547	2,180,324

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(1,920,234)
From realized gains	—	(7,250,046)

Total distributions	—	(9,170,280)

SHAREHOLDER TRANSACTIONS
Subscriptions	6,277,973	9,995,182
Reinvestments of distributions	—	9,169,509
Redemptions	(8,263,074)	(67,604,617)

Net increase (decrease) from shareholder transactions	(1,985,101)	(48,439,926)

Net increase (decrease) in net assets	4,099,446	(55,429,882)

NET ASSETS
Beginning of period	73,223,054	128,652,936

End of period	$77,322,500	$73,223,054

Undistributed net investment income (loss) included in net assets	$1,535,563	$777,111

CHANGE IN FUND SHARES
Shares sold	185,455	266,581
Shares reinvested	—	280,757
Shares redeemed	(244,873)	(1,863,553)

Net increase (decrease) from shareholder transactions	(59,418)	(1,316,215)

88	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

Small-Cap Equity Fund		Social Choice Equity Fund
June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015

(unaudited)		(unaudited)

$246,252	$353,097	$469,750	$1,131,653
(548,229)	3,155,099	1,911,606	4,560,195
(326,841)	(3,540,303)	(412,387)	(7,240,787)

(628,818)	(32,107)	1,968,969	(1,548,939)

—	(316,132)	—	(1,192,522)
—	(4,257,977)	—	(3,272,663)

—	(4,574,109)	—	(4,465,185)

6,230,798	8,594,667	3,143,117	2,794,439
—	4,574,109	—	4,458,272
(7,736,935)	(11,894,290)	(4,035,335)	(25,797,910)

(1,506,137)	1,274,486	(892,218)	(18,545,199)

(2,134,955)	(3,331,730)	1,076,751	(24,559,323)

49,402,579	52,734,309	47,407,947	71,967,270

$47,267,624	$49,402,579	$48,484,698	$47,407,947

$321,349	$75,097	$479,012	$9,262

213,574	247,043	91,461	73,813
—	152,369	—	133,842
(265,939)	(344,873)	(116,885)	(675,199)

(52,365)	54,539	(25,424)	(467,544)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	89

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Stock Index Fund
	June 30, 2016	December 31, 2015

	(unaudited)
OPERATIONS
Net investment income (loss)	$3,371,551	$6,369,752
Net realized gain (loss) on total investments	(3,111,734)	2,948,092
Net change in unrealized appreciation (depreciation) on total investments	11,720,475	(7,905,576)

Net increase (decrease) in net assets from operations	11,980,292	1,412,268

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(6,567,752)
From realized gains	—	(2,591,490)

Total distributions	—	(9,159,242)

SHAREHOLDER TRANSACTIONS
Subscriptions	33,656,827	37,117,802
Reinvestments of distributions	—	9,159,242
Redemptions	(46,939,523)	(34,815,396)

Net increase (decrease) from shareholder transactions	(13,282,696)	11,461,648

Net increase (decrease) in net assets	(1,302,404)	3,714,674

NET ASSETS
Beginning of period	332,442,625	328,727,951

End of period	$331,140,221	$332,442,625

Undistributed net investment income (loss) included in net assets	$3,428,245	$56,694

CHANGE IN FUND SHARES
Shares sold	757,840	807,408
Shares reinvested	—	210,460
Shares redeemed	(1,048,746)	(757,927)

Net increase (decrease) from shareholder transactions	(290,906)	259,941

90	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

International Equity Fund		Bond Fund
June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015

(unaudited)		(unaudited)

$1,222,308	$1,265,738	$2,743,048	$6,130,746
(3,327,507)	(3,188,922)	396,570	870,642
(218,122)	669,622	7,154,546	(5,519,193)

(2,323,321)	(1,253,562)	10,294,164	1,482,195

—	(1,300,403)	—	(6,056,937)
—	—	—	(1,875,364)

—	(1,300,403)	—	(7,932,301)

8,311,879	16,102,178	10,357,245	33,411,926
—	1,300,403	—	7,260,264
(11,322,224)	(13,708,884)	(9,763,289)	(85,949,408)

(3,010,345)	3,693,697	593,956	(45,277,218)

(5,333,666)	1,139,732	10,888,120	(51,727,324)

91,819,471	90,679,739	179,095,957	230,823,281

$86,485,805	$91,819,471	$189,984,077	$179,095,957

$2,410,289	$1,187,981	$2,729,707	$(13,341)

481,035	830,584	410,143	1,294,749
—	73,887	—	295,252
(652,492)	(717,099)	(388,164)	(3,334,823)

(171,457)	187,372	21,979	(1,744,822)

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	91

Statements of changes in net assets

TIAA-CREF Life Funds  ▪  For the period or year ended

	Money Market Fund
	June 30, 2016	December 31, 2015

	(unaudited)
OPERATIONS
Net investment income (loss)	$102,706	$2,480
Net realized gain (loss) on total investments	137	39
Net change in unrealized appreciation (depreciation) on total investments	—	—

Net increase (decrease) in net assets from operations	102,843	2,519

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(102,706)	(2,480)
From realized gains	—	—

Total distributions	(102,706)	(2,480)

SHAREHOLDER TRANSACTIONS
Subscriptions	46,104,297	100,890,165
Reinvestments of distributions	102,706	2,480
Redemptions	(41,493,654)	(98,282,482)

Net increase (decrease) from shareholder transactions	4,713,349	2,610,163

Net increase (decrease) in net assets	4,713,486	2,610,202

NET ASSETS
Beginning of period	71,237,830	68,627,628

End of period	$75,951,316	$71,237,830

Undistributed net investment income (loss) included in net assets	$(957)	$(957)

CHANGE IN FUND SHARES
Shares sold	46,104,297	100,890,165
Shares reinvested	102,706	2,480
Shares redeemed	(41,493,654)	(98,282,482)

Net increase (decrease) from shareholder transactions	4,713,349	2,610,163

92	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

Balanced Fund
June 30, 2016	December 31, 2015

(unaudited)

$(21,954)	$959,980
(291,341)	671,769
1,792,576	(1,297,295)

1,479,281	334,454

—	(1,200,226)
—	(649,845)

—	(1,850,071)

4,002,195	18,837,821
—	1,849,613
(2,261,091)	(13,519,173)

1,741,104	7,168,261

3,220,385	5,652,644

42,584,908	36,932,264

$45,805,293	$42,584,908

$(21,553)	$401

399,167	1,763,317
—	184,224
(224,898)	(1,272,387)

174,269	675,154

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	93

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations			Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions

GROWTH EQUITY FUND
6/30/16	#	$28.87	$0.06	$(1.26)	$(1.20)	$—	$—	$—
12/31/15		27.03	0.07	2.52	2.59	(0.06)	(0.69)	(0.75)
12/31/14		26.37	0.09	2.89	2.98	(0.08)	(2.24)	(2.32)
12/31/13		18.89	0.07	7.47	7.54	(0.06)	—	(0.06)
12/31/12		16.26	0.12	2.64	2.76	(0.13)	—	(0.13)
12/31/11		16.01	0.05	0.25	0.30	(0.05)	—	(0.05)

GROWTH & INCOME FUND
6/30/16	#	35.69	0.24	0.16	0.40	—	—	—
12/31/15		37.54	0.39	0.81	1.20	(0.43)	(2.62)	(3.05)
12/31/14		37.02	0.38	3.75	4.13	(0.39)	(3.22)	(3.61)
12/31/13		30.37	0.40	9.98	10.38	(0.39)	(3.34)	(3.73)
12/31/12		26.54	0.42	3.94	4.36	(0.53)	—	(0.53)
12/31/11		26.07	0.29	0.47	0.76	(0.29)	—	(0.29)

LARGE-CAP VALUE FUND
6/30/16	#	31.20	0.28	1.25	1.53	—	—	—
12/31/15		36.80	0.46	(2.38)	(1.92)	(0.59)	(3.09)	(3.68)
12/31/14		36.64	0.66	2.64	3.30	(0.68)	(2.46)	(3.14)
12/31/13		29.39	0.54	9.49	10.03	(0.69)	(2.09)	(2.78)
12/31/12		24.92	0.55	4.47	5.02	(0.55)	—	(0.55)
12/31/11		26.95	0.41	(2.03)	(1.62)	(0.41)	—	(0.41)

REAL ESTATE SECURITIES FUND
6/30/16	#	33.36	0.35	2.50	2.85	—	—	—
12/31/15		36.64	0.79	0.71	1.50	(1.00)	(3.78)	(4.78)
12/31/14		29.36	0.59	7.77	8.36	(0.56)	(0.52)	(1.08)
12/31/13		29.35	0.53	0.02	0.55	(0.54)	—	(0.54)
12/31/12		24.94	0.45	4.48	4.93	(0.52)	—	(0.52)
12/31/11		23.67	0.38	1.20	1.58	(0.31)	—	(0.31)

SMALL-CAP EQUITY FUND
6/30/16	#	30.40	0.15	(0.50)	(0.35)	—	—	—
12/31/15		33.57	0.23	(0.32)	(0.09)	(0.21)	(2.87)	(3.08)
12/31/14		36.32	0.27	2.18	2.45	(0.27)	(4.93)	(5.20)
12/31/13		30.87	0.27	11.93	12.20	(0.25)	(6.50)	(6.75)
12/31/12		27.38	0.32	3.52	3.84	(0.35)	—	(0.35)
12/31/11		28.76	0.14	(1.36)	(1.22)	(0.16)	—	(0.16)

94	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

			Ratios and supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return††		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$27.67	(4.16	)%[b]f	$74,851	0.58%[c]		0.52%[c]		0.45	%[c]f	43%[b]
28.87	9.67		81,569	0.57		0.52		0.24		78
27.03	11.25		70,492	0.59		0.52		0.35		103
26.37	39.94		61,802	0.66		0.52		0.29		105
18.89	16.99		42,710	0.74		0.52		0.69		155
16.26	1.85		40,950	0.76		0.52		0.29		136

36.09	1.12	[b]g	122,968	0.58	[c]	0.52	[c]	1.39	[c]g	46	[b]
35.69	3.34		132,244	0.55		0.52		1.01		82
37.54	11.09		147,873	0.56		0.52		0.98		103
37.02	34.38		131,597	0.61		0.52		1.15		141
30.37	16.43		92,409	0.69		0.52		1.41		115
26.54	2.96		76,240	0.70		0.52		1.09		109

32.73	4.90	[b]h	66,301	0.65	[c]	0.52	[c]	1.81	[c]h	43	[b]
31.20	(5.00)		64,052	0.58		0.52		1.25		61
36.80	8.98		112,643	0.56		0.52		1.75		60
36.64	34.31		104,869	0.60		0.52		1.54		58
29.39	20.14		71,691	0.70		0.52		1.99		77
24.92	(5.95)		60,441	0.71		0.52		1.56		80

36.21	8.54	[b]i	77,323	0.65	[c]	0.57	[c]	2.12	[c]i	27	[b]
33.36	4.37		73,223	0.59		0.57		2.12		30
36.64	28.47		128,653	0.58		0.57		1.76		45
29.36	1.89		96,202	0.63		0.57		1.72		58
29.35	19.79		96,421	0.71		0.57		1.59		65
24.94	6.73		79,535	0.71		0.57		1.53		58

30.05	(1.15)[b]		47,268	0.72	[c]	0.53	[c]	1.07	[c]	53	[b]
30.40	(0.15)		49,403	0.63		0.53		0.68		92
33.57	6.85		52,734	0.64		0.54		0.73		98
36.32	39.87		51,437	0.73		0.55		0.72		87
30.87	14.02		60,081	0.75		0.55		1.08		118
27.38	(4.23)		55,391	0.76		0.55		0.48		100

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	95

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations				Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]		Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions

SOCIAL CHOICE EQUITY FUND
6/30/16	#	$34.02	$0.34		$1.08	$1.42	$—	$—	$—
12/31/15		38.67	0.68		(1.80)	(1.12)	(0.97)	(2.56)	(3.53)
12/31/14		36.39	0.64		3.36	4.00	(0.71)	(1.01)	(1.72)
12/31/13		27.53	0.55		8.84	9.39	(0.53)	—	(0.53)
12/31/12		24.61	0.58		2.87	3.45	(0.53)	—	(0.53)
12/31/11		25.07	0.43		(0.45)	(0.02)	(0.44)	—	(0.44)

STOCK INDEX FUND
6/30/16	#	44.35	0.45		1.16	1.61	—	—	—
12/31/15		45.43	0.88		(0.71)	0.17	(0.90)	(0.35)	(1.25)
12/31/14		41.22	0.80		4.34	5.14	(0.82)	(0.11)	(0.93)
12/31/13		31.48	0.70		9.81	10.51	(0.71)	(0.06)	(0.77)
12/31/12		27.81	0.68		3.87	4.55	(0.68)	(0.20)	(0.88)
12/31/11		28.09	0.53		(0.28)	0.25	(0.53)	—	(0.53)

INTERNATIONAL EQUITY FUND
6/30/16	#	17.86	0.24		(0.70)	(0.46)	—	—	—
12/31/15		18.30	0.25		(0.43)	(0.18)	(0.26)	—	(0.26)
12/31/14		20.15	0.29		(1.88)	(1.59)	(0.26)	—	(0.26)
12/31/13		16.60	0.33		3.67	4.00	(0.45)	—	(0.45)
12/31/12		12.85	0.32		3.70	4.02	(0.27)	—	(0.27)
12/31/11		17.24	0.28		(4.41)	(4.13)	(0.26)	—	(0.26)

BOND FUND
6/30/16	#	24.55	0.38		1.04	1.42	—	—	—
12/31/15		25.54	0.72		(0.57)	0.15	(0.88)	(0.26)	(1.14)
12/31/14		24.96	0.61		0.76	1.37	(0.57)	(0.22)	(0.79)
12/31/13		26.15	0.64		(1.04)	(0.40)	(0.62)	(0.17)	(0.79)
12/31/12		25.60	0.77		1.00	1.77	(0.74)	(0.48)	(1.22)
12/31/11		24.88	0.87		0.70	1.57	(0.85)	—	(0.85)

MONEY MARKET FUND
6/30/16	#	1.00	0.00		—	0.00	0.00	—	—
12/31/15		1.00	0.00	[d]	0.00 [d]	0.00 [d]	(0.00)[d]	—	(0.00)[d]
12/31/14		1.00	—		0.00 [d]	0.00 [d]	—	—	—
12/31/13		1.00	0.00	[d]	—	0.00 [d]	(0.00)[d]	—	(0.00)[d]
12/31/12		1.00	0.00	[d]	0.00 [d]	0.00 [d]	(0.00)[d]	—	(0.00)[d]
12/31/11		1.00	0.00	[d]	0.00 [d]	0.00 [d]	(0.00)[d]	—	(0.00)[d]

96	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

continued

			Ratios and supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return††		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate		Portfolio turnover rate excluding mortgage dollar rolls

$35.44	4.17%[b]		$48,485	0.36%[c]		0.22%[c]		2.01%[c]		16%[b]		—
34.02	(2.70)		47,408	0.28		0.22		1.76		9		—
38.67	10.98		71,967	0.26		0.22		1.68		10		—
36.39	34.13		64,931	0.33		0.22		1.68		11		—
27.53	14.01		43,692	0.43		0.22		2.16		16		—
24.61	(0.05)		37,295	0.49		0.22		1.71		18		—

45.96	3.63	[b]	331,140	0.12	[c]	0.09	[c]	2.07	[c]	9	[b]	—
44.35	0.43		332,443	0.11		0.09		1.91		7		—
45.43	12.46		328,728	0.12		0.09		1.86		8		—
41.22	33.43		283,117	0.16		0.09		1.90		5		—
31.48	16.35		207,090	0.25		0.09		2.22		6		—
27.81	0.95		180,256	0.26		0.09		1.85		6		—

17.40	(2.58	)[b]j	86,486	0.67	[c]	0.60	[c]	2.75	[c]j	53	[b]	—
17.86	(0.98)		91,819	0.66		0.60		1.29		77		—
18.30	(7.90)		90,680	0.66		0.60		1.46		91		—
20.15	24.15		98,106	0.74		0.60		1.79		133		—
16.60	31.27		77,021	0.80		0.60		2.21		111		—
12.85	(23.88)		81,275	0.81		0.60		1.77		108		—

25.97	5.78	[b]	189,984	0.41	[c]	0.35	[c]	3.01	[c]	110	[b]	84	[b]
24.55	0.57		179,096	0.39		0.35		2.77		155		—
25.54	5.47		230,823	0.39		0.35		2.38		180		—
24.96	(1.54)		189,409	0.44		0.35		2.46		133		—
26.15	6.91		184,563	0.53		0.35		2.92		174		—
25.60	6.31		158,136	0.53		0.35		3.41		92		—

1.00	0.13	[b]	75,951	0.24	[c]	0.15	[c]	0.27	[c]	—		—
1.00	0.00		71,238	0.23		0.15		0.00		—		—
1.00	0.00		68,628	0.23		0.11		0.00		—		—
1.00	0.01		73,406	0.27		0.13		0.00		—		—
1.00	0.02		62,598	0.39		0.15		0.02		—		—
1.00	0.03		59,822	0.39		0.15		0.03		—		—

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	97

Financial highlights

TIAA-CREF Life Funds

		Selected per share data
			Gain (loss) from investment operations			Less distributions from
For the period or year ended		Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on total investments	Total gain (loss) from investment operations	Net investment income	Net realized gains	Total dividends and distributions

BALANCED FUND
6/30/16	#	$10.12	$(0.01)	$0.34	$0.33	$—	$—	$—
12/31/15		10.45	0.22	(0.09)	0.13	(0.30)	(0.16)	(0.46)
12/31/14	‡	10.00	0.29	0.43	0.72	(0.27)	(0.00)[d]	(0.27)

a	Based on average shares outstanding.
b	The percentages shown for this period are not annualized.
c	The percentages shown for this period are annualized.
d	Amount represents less than $0.01 per share.
e	The Fund’s expenses do not include the expenses of the Underlying Funds.
f	0.01% of the Fund’s total return and 0.02% of the Fund’s investment income consists of voluntary compensation from Advisors in an amount that approximates the costs of certain research services incurred beginning January 1, 2016 related to a voluntary agreement with the Board for Advisors to reimburse the Fund for the cost of these research services for the period from January 1, 2016 through October 31, 2016. Excluding this item, total return and net investment income ratio would have been (4.17)% and 0.43%, respectively.
g	0.02% of the Fund’s total return and 0.04% of the Fund’s investment income consists of voluntary compensation from Advisors in an amount that approximates the costs of certain research services incurred beginning January 1, 2016 related to a voluntary agreement with the Board for Advisors to reimburse the Fund for the cost of these research services for the period from January 1, 2016 through October 31, 2016. Excluding this item, total return and net investment income ratio would have been 1.10% and 1.35%, respectively.
h	0.03% of the Fund’s total return and 0.07% of the Fund’s investment income consists of voluntary compensation from Advisors in an amount that approximates the costs of certain research services incurred beginning January 1, 2016 related to a voluntary agreement with the Board for Advisors to reimburse the Fund for the cost of these research services for the period from January 1, 2016 through October 31, 2016. Excluding this item, total return and net investment income ratio would have been 4.87% and 1.74%, respectively.
i	0.02% of the Fund’s total return and 0.05% of the Fund’s investment income consists of voluntary compensation from Advisors in an amount that approximates the costs of certain research services incurred beginning January 1, 2016 related to a voluntary agreement with the Board for Advisors to reimburse the Fund for the cost of these research services for the period from January 1, 2016 through October 31, 2016. Excluding this item, total return and net investment income ratio would have been 8.52% and 2.07%, respectively.
j	0.03% of the Fund’s total return and 0.05% of the Fund’s investment income consists of voluntary compensation from Advisors in an amount that approximates the costs of certain research services incurred beginning January 1, 2016 related to a voluntary agreement with the Board for Advisors to reimburse the Fund for the cost of these research services for the period from January 1, 2016 through October 31, 2016. Excluding this item, total return and net investment income ratio would have been (2.61)% and 2.70%, respectively.
#	Unaudited
‡	The Fund commenced operations on January 31, 2014.
††

Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.

98	2016 Semiannual Report ▪ TIAA-CREF Life Funds	See notes to financial statements

concluded

			Ratios and supplemental data
				Ratios to average net assets
Net asset value, end of period	Total return††		Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Portfolio turnover rate

$10.45	3.26%[b]		$45,805	0.24	%[c]e	0.10	%[c]e	(0.10)%[c]		11%[b]
10.12	1.28		42,585	0.23	[e]	0.10	[e]	2.03		40
10.45	7.21	[b]	36,932	0.49	ce	0.10	ce	2.99	[c]	59	[b]

See notes to financial statements	TIAA-CREF Life Funds ▪ 2016 Semiannual Report	99

Notes to financial statements (unaudited)

TIAA-CREF Life Funds

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost

100	2016 Semiannual Report ▪ TIAA-CREF Life Funds

of investments and/or as a realized gain.The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are

TIAA-CREF Life Funds ▪ 2016 Semiannual Report	101

Notes to financial statements (unaudited)

retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuance: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. As a result of these amendments, the Board has approved the conversion of the Money Market Fund to a “government money market fund.” The conversion will be effective on or before October 14, 2016.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of June 30, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the

102	2016 Semiannual Report ▪ TIAA-CREF Life Funds

continued

extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Total return swap contract: Total return swaps are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

TIAA-CREF Life Funds ▪ 2016 Semiannual Report	103

Notes to financial statements (unaudited)

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2016, there were no material transfers between levels by the Funds.

As of June 30, 2016, 100% of the value of investments in the Social Choice Equity Fund and the Balanced Fund were valued based on Level 1 inputs.

As of June 30, 2016, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of June 30, 2016, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total

Growth Equity
Equity Investments:
Information technology	$26,883,027	$60,328	$—	$26,943,355
All other equity investments*	47,197,816	—	—	47,197,816
Short-term investments	522,775	1,300,000	—	1,822,775

Total	$74,603,618	$1,360,328	$—	$75,963,946

Growth & Income
Equity Investments:
Consumer discretionary	$17,507,258	$1,266,684	$—	$18,773,942
Consumer staples	11,716,234	374,059	—	12,090,293
Financials	13,333,997	358,063	—	13,692,060
Health care	18,645,310	1,471,900	—	20,117,210
Information technology	26,918,867	420,736	—	27,339,603
Materials	3,016,753	285,199	—	3,301,952
Utilities	3,149,839	231,983	—	3,381,822
All other equity investments*	23,844,672	—	—	23,844,672
Short-term investments	2,284,864	—	—	2,284,864
Purchased options	36,650	—	—	36,650
Written Options**	(45,606)	—	—	(45,606)

Total	$120,408,838	$4,408,624	$—	$124,817,462

Large-Cap Value
Equity Investments:
Consumer discretionary	$4,177,764	$563,893	$—	$4,741,657
Financials	14,926,712	85,722	—	15,012,434
Health care	7,818,797	16,644	—	7,835,441
Industrials	5,315,259	—	160	5,315,419
Information technology	7,842,679	98,524	—	7,941,203
Materials	2,969,328	4,569	—	2,973,897
All other equity investments*	21,536,366	—	—	21,536,366
Short-term investments	760,464	—	—	760,464

Total	$65,347,369	$769,352	$160	$66,116,881

104	2016 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Real Estate Securities
Equity investments:
Diversified real estate activities	$—	$335,639	$—	$335,639
All other equity investments*	74,680,451	—	—	74,680,451

Total	$74,680,451	$335,639	$—	$75,016,090

Small-Cap Equity
Equity investments*	$47,081,205	$—	$—	$47,081,205
Short-term investments	1,107,190	—	—	1,107,190
Futures contracts**	(3,622)	—	—	(3,622)
Swap contracts**	—	(3,256)	—	(3,256)

Total	$48,184,773	$(3,256)	$—	$48,181,517

Stock Index
Equity investments:
Financials	$61,180,239	$—	$1,402	$61,181,641
Health care	48,141,992	—	177	48,142,169
Industrials	35,661,040	—	2,320	35,663,360
Telecommunication services	9,024,160	—	1,789	9,025,949
All other equity investments*	187,636,604	—	—	187,636,604
Short-term investments	7,536,330	3,100,000	—	10,636,330
Futures contracts**	41,107	—	—	41,107

Total	$349,221,472	$3,100,000	$5,688	$352,327,160

International Equity
Equity investments:
Asia	$—	$23,895,978	$—	$23,895,978
Europe	—	60,811,631	—	60,811,631
All other equity investments*	—	3,448,292	—	3,448,292
Short-term investments	227,430	—	—	227,430

Total	$227,430	$88,155,901	$—	$88,383,331

Bond
Bank loan obligations	$—	$1,713,781	$—	$1,713,781
Corporate bonds	—	79,260,367	—	79,260,367
Government bonds	—	80,688,815	—	80,688,815
Structured assets	—	26,383,354	166,331	26,549,685
Preferred stocks	101,725	—	—	101,725
Short-term investments	—	3,999,604	—	3,999,604

Total	$101,725	$192,045,921	$166,331	$192,313,977

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

TIAA-CREF Life Funds ▪ 2016 Semiannual Report	105

Notes to financial statements (unaudited)

At June 30, 2016, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liabilities derivatives
Derivative contracts	Location	Fair value amount	Location	Fair value amount

Growth & Income Fund
Equity contracts	Portfolio investments	$36,650
Equity contracts			Written options	$(45,606)

Small-Cap Equity Fund
Equity contracts	Futures contracts*	(3,622)
Equity contracts			Total return swap contracts	(3,256)

Stock Index Fund
Equity contracts	Futures contracts*	41,107

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended June 30, 2016, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Growth Equity Fund
Equity contracts	Written options	$5,446	$10,274

Growth & Income Fund
Equity contracts	Purchased options	(11,258)	2,128
Equity contracts	Written options	64,508	6,131

Small-Cap Equity Fund
Equity contracts	Futures contracts	52,685	(3,622)
Equity contracts	Swap contracts	(60,641)	(1,576)

Stock Index Fund
Equity contracts	Futures contracts	274,257	42,476

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value

106	2016 Semiannual Report ▪ TIAA-CREF Life Funds

continued

of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended June 30, 2016, the Small-Cap Equity Fund and the Stock Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 2% of net assets.

At June 30, 2016, the Funds held the following open futures contracts:

Fund	Futures contracts	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)

Small-Cap Equity	Russell 2000 Mini Index	1	$114,740	September 2016	$(3,622)

Stock Index	S&P 500 E Mini Index	29	3,030,790	September 2016	41,107

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended June 30, 2016, the Growth Equity Fund and the Growth & Income Fund had exposure to options, based on underlying nominal values, generally between 0% and 3% of net assets.

TIAA-CREF Life Funds ▪ 2016 Semiannual Report	107

Notes to financial statements (unaudited)

Purchased options outstanding as of June 30, 2016 were as follows:

	Number of contracts	Value

Growth & Income Fund
Humana, Inc, Call, 1/20/17 at $200	25	$36,650

Total	25	$36,650

Written options outstanding as of June 30, 2016 were as follows:

	Number of contracts	Value

Growth & Income Fund
Acuity Brands, Inc, Put, 7/15/16 at $210	3	$(60)
Acuity Brands, Inc, Call, 7/15/16 at $260	3	(201)
Allergan plc, Call, 7/8/16 at $265	4	(48)
Analog Devices, Inc, Put, 8/19/16 at $50	8	(480)
Caesarstone Ltd, Put, 8/19/16 at $32.50	7	(1,137)
ConAgra Foods, Inc, Put, 7/15/16 at $44	12	(120)
ConAgra Foods, Inc, Put, 7/15/16 at $45	13	(143)
Constellation Brands, Inc, Put, 7/15/16 at $150	6	(102)
Constellation Brands, Inc, Call, 7/15/16 at $170	6	(360)
Diamondback Energy, Inc, Put, 7/15/16 at $80	8	(580)
Dollar Tree, Inc, Put, 7/15/16 at $87.50	8	(200)
Edwards Lifesciences Corp, Put, 7/15/16 at $90	8	(200)
Humana, Inc, Put, 1/20/17 at $140	25	(21,775)
Humana, Inc, Call, 1/20/17 at $220	25	(16,375)
Kate Spade & Co, Put, 8/19/16 at $18	19	(998)
Lazard Ltd, Put, 7/15/16 at $26	8	(120)
NetFlix, Inc, Put, 7/8/16 at $87	8	(336)
Raytheon Co, Put, 7/15/16 at $125	6	(108)
Scotts Miracle-Gro Co, Put, 7/15/16 at $65	12	(360)
Ulta Salon Cosmetics & Fragrance, Inc, Put, 7/15/16 at $220	2	(50)
Ulta Salon Cosmetics & Fragrance, Inc, Call, 7/15/16 at $250	4	(496)
Universal Display Corp, Put, 7/15/16 at $60	8	(400)
WABCO Holdings, Inc, Put, 8/19/16 at $85	4	(900)
Walt Disney Co, Put, 7/8/16 at $93	6	(57)

Total	213	$(45,606)

Transactions in written options and related premiums received during the period ended June 30, 2016 were as follows:

	Number of contracts	Premiums

Growth Equity Fund
Outstanding at beginning of period	2	$4,816
Written	16	5,782
Purchased	(4)	(3,664)
Exercised	(2)	—
Expired	(12)	(6,934)

Outstanding at end of period	—	$—

108	2016 Semiannual Report ▪ TIAA-CREF Life Funds

continued

	Number of contracts	Premiums

Growth & Income Fund
Outstanding at beginning of period	87	$16,853
Written	3,862	626,913
Purchased	(1,933)	(403,505)
Exercised	(160)	(4,492)
Expired	(1,643)	(181,441)

Outstanding at end of period	213	$54,328

Total return swap contracts: Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss in the Statements of Operations. The swap is valued daily and any change in the value of the swap is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of the swap contract is reflected in unrealized appreciation (depreciation) on swap agreements in the Statements of Assets and Liabilities. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Fund include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum loss from counterparty risk is the fair value of the contract. The Small-Cap Equity Fund is currently invested in a total return swap contract to gain exposure to certain equity markets. During the period ended June 30, 2016, the Small-Cap Equity Fund’s exposure to total return swaps, based on underlying notional amounts, was generally between 0% and 1% of net assets.

At June 30, 2016, the Small-Cap Equity Fund held the following open total return swap contracts:

Counterparty	Notional amount	Termination date	Fixed payments paid by fund per annum	Total return received by or paid by fund	Unrealized appreciation/ depreciation

Goldman Sachs	402,910	8/3/2016	0.79%	Difference between GSCBTINY Index less Russell 2000 Index and Russell 2500 Index	$(3,256)

TIAA-CREF Life Funds ▪ 2016 Semiannual Report	109

Notes to financial statements (unaudited)

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between Advisors and the Funds. The Funds have also entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, TPIS is not compensated. TPIS does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds.

As part of the Advisory Agreement, Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of June 30, 2016, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:

Fund	Investment management fee	Maximum expense amounts*

Growth Equity	0.45%	0.52%
Growth & Income	0.45%	0.52%
Large-Cap Value	0.45%	0.52%
Real Estate Securities	0.50%	0.57%
Small-Cap Equity	0.46%	0.53%
Social Choice Equity	0.15%	0.22%
Stock Index	0.06%	0.09%
International Equity	0.50%	0.60%
Bond	0.30%	0.35%
Money Market	0.10%	0.15%
Balanced	0.10%	0.10%

*	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2017. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

Income for certain Funds reflects amounts paid by Advisors in an amount equal to the estimated cost of reimbursing these Funds for the costs of certain research services obtained from broker-dealers that have also executed portfolio transactions for the Funds. This income reflects a voluntary agreement with the Board for Advisors to reimburse the Funds for the cost of these research services for the period from January 1, 2016 through October 31, 2016. These amounts are included in Payment from affiliate on the Statement of Operations.

110	2016 Semiannual Report ▪ TIAA-CREF Life Funds

continued

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2016, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss)

Growth Equity	$42,409	$289,869	$83,104
Growth & Income	168,354	467,395	11
Large-Cap Value	148,715	57,297	(1,908)
Small-Cap Equity	64,010	2,759,006	(263,847)
Social Choice Equity	41,175	82,115	(11,555)
Stock Index	524,344	—	—
Bond	—	101,875	1,879
Balanced	—	320,276	(1,606)

Certain registered separate accounts of TIAA-CREF Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds.

Additionally, at the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. During the period ended June 30, 2016, TIAA received total proceeds of $6,263,818 from redemptions from the Growth and Income Fund.

The following is the percentage of the Funds’ shares owned by affiliates and the Balanced Fund as of June 30, 2016:

Underlying Fund	Investments in funds held by TIAA-CREF Life	Investments in funds held by TIAA	Investments in funds held by Life Balanced	Total

Growth Equity	94%	—%	6%	100%
Growth & Income	96	—	4	100
Large-Cap Value	94	—	6	100
Real Estate Securities	99	—	1	100
Small-Cap Equity	98	—	2	100
Social Choice Equity	100	—	—	100
Stock Index	99	—	1	100
International Equity	95	—	5	100
Bond	80	8	12	100
Money Market	100	—	—	100
Balanced	100	—	—	100

TIAA-CREF Life Funds ▪ 2016 Semiannual Report	111

Notes to financial statements (unaudited)

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at December 31, 2015	Purchases cost	Sales proceeds	Realized gain (loss)	Dividend income	Value at June 30, 2016

TIAA-CREF Life Balanced Fund
TIAA-CREF Life Growth Equity	$3,933,592	$728,841	$397,693	$(11,605)	$—	$4,120,512
TIAA-CREF Life Growth & Income	4,223,974	632,128	323,762	(38,521)	—	4,609,025
TIAA-CREF Life Large-Cap Value	3,671,834	560,720	279,795	(56,884)	—	4,161,715
TIAA-CREF Life Real Estate Securities	852,526	155,836	166,090	(8,589)	—	923,544
TIAA-CREF Life Small Cap Equity	841,169	165,559	81,003	(18,861)	—	924,526
TIAA-CREF Life Stock Index	3,379,474	392,228	217,528	(11,845)	—	3,694,066
TIAA-CREF Life International Equity	4,234,141	887,388	476,378	(65,634)	—	4,544,652
TIAA-CREF Life Bond	21,412,095	2,675,134	2,468,451	(78,961)	3	22,859,575

	$42,548,805	$6,197,834	$4,410,700	$(290,900)	$3	$45,837,615

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of June 30, 2016, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

112	2016 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At June 30, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)

Growth Equity	$58,467,955	$18,469,260	$(973,269)	$17,495,991
Growth & Income	100,563,344	25,583,217	(1,283,493)	24,299,724
Large-Cap Value	59,333,355	8,944,399	(2,160,873)	6,783,526
Real Estate Securities	52,807,903	22,892,511	(684,324)	22,208,187
Small-Cap Equity	44,965,610	6,276,927	(3,054,142)	3,222,785
Social Choice Equity	32,644,347	16,964,705	(1,185,865)	15,778,840
Stock Index	225,352,546	137,505,734	(10,572,227)	126,933,507
International Equity	89,516,275	8,393,857	(9,526,801)	(1,132,944)
Bond	188,158,046	5,556,457	(1,400,526)	4,155,931
Balanced	46,069,701	409,226	(641,312)	(232,086)

TIAA-CREF Life Funds ▪ 2016 Semiannual Report	113

Notes to financial statements (unaudited)

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended June 30, 2016 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales

Growth Equity	$32,684,329	$—	$36,376,979	$—
Growth & Income	55,718,077	—	65,409,006	—
Large-Cap Value	26,881,941	—	27,618,166	—
Real Estate Securities	19,647,870	—	21,103,375	—
Small-Cap Equity	24,833,172	—	26,370,914	—
Social Choice Equity	7,452,734	—	7,641,360	—
Stock Index	31,055,436	—	30,910,281	—
International Equity	47,605,793	—	47,172,861	—
Bond	30,801,313	178,102,359	48,964,372	147,806,998
Balanced	6,768,591	—	4,981,017	—

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended December 31, 2015 was as follows:

Fund	2015
	Ordinary income	Long-term capital gains	Total

Growth Equity	$604,803	$1,496,021	$2,100,824
Growth & Income	1,499,232	9,580,665	11,079,897
Large-Cap Value	2,900,767	5,744,784	8,645,551
Real Estate Securities	2,094,029	7,076,251	9,170,280
Small-Cap Equity	892,020	3,682,089	4,574,109
Social Choice Equity	1,192,522	3,272,663	4,465,185
Stock Index	7,001,099	2,158,143	9,159,242
International Equity	1,300,403	—	1,300,403
Bond	7,218,042	714,259	7,932,301
Money Market	2,480	—	2,480
Balanced	1,200,386	649,685	1,850,071

The tax character of the fiscal year 2016 distributions will be determined at the end of the fiscal year.

Note 7—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the

114	2016 Semiannual Report ▪ TIAA-CREF Life Funds

concluded

previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2016, there were no borrowings under this credit facility by the Funds.

Note 8—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Life Funds ▪ 2016 Semiannual Report	115

Board renewal of investment management agreement (unaudited)

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of each of its series. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to the renewal of the Agreement with respect to each series covered by TIAA-CREF Life Funds (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are independent persons under the 1940 Act.

Overview of the renewal process

The Board held meetings on March 10, 2016 and March 24, 2016, at which it considered the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee and other Committees of the Board. Among these tasks, the Operations Committee worked with TAI, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2015 renewal process. During a series of meetings held prior to the March 10 and March 24, 2016 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TAI and the Trust, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

116	2016 Semiannual Report ▪ TIAA-CREF Life Funds

Based on guidelines provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding each Fund, including data relating to each Fund’s management fee rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs (as applicable). Broadridge also compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge independent of any input from TAI or the Board, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Broadridge summarized and the Board reviewed the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Fund’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Broadridge (and not TAI or the Board).

Among other matters, the Board also requested and reviewed various information provided by TAI to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to each Fund pursuant to the Agreement. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of each Fund’s management fee rate and other aspects of the proposed renewal of the Agreement. The Trustees met in private sessions at which no TAI representatives were present to discuss the proposed renewal of the Agreement for each Fund. Further, at each regularly scheduled meeting of the Board, the Board receives and reviews, among other matters, information regarding each Fund’s performance and the Board considered that the evaluation of TAI’s services to the Funds is an ongoing one.

In advance of the Board meetings held on March 10 and March 24, 2016, legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance

TIAA-CREF Life Funds ▪ 2016 Semiannual Report	117

Board renewal of investment management agreement (unaudited)

during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Funds aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TAI in connection with rendering services to the Funds; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of TAI; (8) a copy of TAI’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also given the opportunity to ask questions and request additional information.

In considering whether to renew the Agreement with respect to each Fund, the Board reviewed various factors with respect to the Fund, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Fund. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis throughout the year in connection with the Board’s general oversight duties with respect to the Funds. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

118	2016 Semiannual Report ▪ TIAA-CREF Life Funds

continued

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 24, 2016, the Board voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of TAI, including the professional experience and qualifications of its personnel. The Board also considered that TAI is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at TAI also manage various accounts of the College Retirement Equities Fund (“CREF”), the TIAA-CREF Funds (the “TC Funds”) and the TIAA Separate Account VA-1. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Funds, including conducting research, recommending investments and placing orders to buy and sell securities for the Funds’ investment portfolios and, with respect to the Balanced Fund, which is a fund of funds that invests its assets in other investment companies managed by TAI and potentially in other affiliated and unaffiliated investment companies or pools, referred to as “underlying funds,” selecting underlying funds and allocating the Balanced Fund’s assets among the underlying funds; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Funds to the Board on a regular basis; coordinating the activities of each Fund’s service providers and carrying out, or overseeing the provision of, various administrative services to the Funds. The Board considered that TAI has carried out these responsibilities in a competent and professional manner. The Board also considered that TAI has committed significant resources to supporting the series of the Trust, including the Funds. It also considered TAI’s compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each of the Funds, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

TIAA-CREF Life Funds ▪ 2016 Semiannual Report	119

Board renewal of investment management agreement (unaudited)

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Fund before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Fund’s performance as compared to the performance of its benchmark index. For detail regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered that, in those cases in which a Fund had underperformed its benchmark, peer group or peer universe of mutual funds that underlie variable products for an extended period of time, TAI had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Fund’s investment performance, or TAI had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to TAI for the calendar year 2015. The Board considered TAI’s profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by TAI in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial risk TAI assumes. The Board considered that TAI had incurred a net loss with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2015, and expected this trend to continue.

During its review of TAI’s profits, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management and other functions, including the impact of operations related to Nuveen Investments on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this connection, the

120	2016 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds that underlie variable insurance products are set and potentially material differences between a Fund and its comparable mutual funds that underlie variable insurance products. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Board considered whether TAI has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund. The Board also considered that because TAI operated each Fund at a loss, there was little opportunity to pass economies of scale on to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ fee schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee comparison with other TAI clients

The Board considered that TAI and its affiliate, TIAA-CREF Investment Management, LLC, provide similar investment management services to other investment companies and separately managed accounts that may have similar investment strategies as certain of the Funds. In the future, TAI may manage client assets through additional funds and accounts with similar investment strategies and investment staff. The Board considered the management fee rates actually charged to other investment companies and accounts that are managed using similar investment strategies. They also considered TAI’s disclosed fee rate schedules for separately managed account mandates with investment strategies similar to the Funds’ strategies. The Board also considered TAI’s representation that, while management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this is due in part to the fact that these other funds and accounts: (1) may be offered through products that charge additional fees to their investors; (2) may be offered in different types of markets; (3) may be provided with different types or levels of services by TAI; (4) may have different regulatory burdens; (5) may target different types of investors; and/or (6) may be packaged with other products, and that these factors, among others, could reasonably explain different management fee rate schedules. The Board also considered that the management fee rate of the Balanced Fund aligned with the contractual fee rates of certain other funds of funds managed by TAI such as the Lifecycle, Lifecycle Index and Lifestyle Funds (although TAI currently waives its entire management fee for the Lifecycle Funds and a portion of its management fee for certain of the Lifecycle Index Funds).

TIAA-CREF Life Funds ▪ 2016 Semiannual Report	121

Board renewal of investment management agreement (unaudited)

Other benefits

The Board also considered additional benefits to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which TAI is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and certain funds managed by TAI or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. TAI and the Funds may also benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements. Additionally, the Funds may be utilized as investment options for other products and businesses of TAI and its affiliates, such as insurance company separate accounts and funds of funds.

Fund-by-fund factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. All time periods referenced below are ended December 31, 2015. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. Statements below regarding “net loss” refer to TAI incurring a loss for the services that it rendered to a Fund during 2015 under the Agreement.

Growth Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
•

The Fund’s total expenses, actual investment management fees and contractual investment management fees were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).

•

The Fund was in the 2nd, 1st, 1st and 1st quintiles of both the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) and the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 5 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

122	2016 Semiannual Report ▪ TIAA-CREF Life Funds

continued

Growth & Income Fund

•	The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
•	The Fund’s total expenses, actual investment management fees and contractual investment management fees were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one-, three-, five- and ten-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Large-Cap Value Fund

•	The Fund’s annual contractual investment management fee rate is 0.45% of average daily net assets.
•	The Fund’s total expenses, actual investment management fees and contractual investment management fees were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 5th quintile of its Performance Group for each of the one-, three-, five- and ten-year periods. The Fund was in the 4th, 4th, 5th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Real Estate Securities Fund

•	The Fund’s annual contractual investment management fee rate is 0.50% of average daily net assets.
•	The Fund’s total expenses, actual investment management fees and contractual investment management fees were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 2nd, 4th, 3rd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 3rd, 2nd and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Small-Cap Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.46% of average daily net assets.

TIAA-CREF Life Funds ▪ 2016 Semiannual Report	123

Board renewal of investment management agreement (unaudited)

•	The Fund’s total expenses, actual investment management fees and contractual investment management fees were in each the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 1st, 1st, 2nd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 1st, 2nd and 2nd quintiles of its Performance Universe for each of the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Social Choice Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.15% of average daily net assets.
•	The Fund’s total expenses, actual investment management fees and contractual investment management fees were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 5th, 5th, 5th and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 4th, 4th and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Stock Index Fund

•	The Fund’s annual contractual investment management fee rate is 0.06% of average daily net assets.
•	The Fund’s total expenses, actual investment management fees and contractual investment management fees were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund ranked 1 out of 3 funds within its Performance Group for each of the one-, three-, five- and ten-year periods. The Fund was in the 1st, 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•

For the three-year period, the Fund’s relative gross performance (meaning the Fund’s performance without any reductions for fees or expenses, including the effect of net asset rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, was –4 basis points. One basis point is equal to 0.01%.

•	The Fund received an Overall Morningstar Rating of 4 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period

124	2016 Semiannual Report ▪ TIAA-CREF Life Funds

continued

International Equity Fund

•	The Fund’s annual contractual investment management fee rate is 0.50% of average daily net assets.
•	The Fund’s total expenses, actual investment management fees and contractual investment management fees were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 5th, 4th, 5th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 3rd, 4th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Bond Fund

•	The Fund’s annual contractual investment management fee rate is 0.30% of average daily net assets.
•	The Fund’s total expenses, actual investment management fees and contractual investment management fees were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 3rd, 2nd, 3rd and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 1st, 2nd and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	The Fund received an Overall Morningstar Rating of 3 stars.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual investment management fee rate is 0.10% of average daily net assets.
•

The Fund’s total expenses, actual investment management fees and contractual investment management fees were in the 3rd, 3rd and 1st quintiles, respectively, of its Expense Group. The Fund’s total expenses, actual management fees and contractual management fees were in the 3rd, 2nd and 1st quintiles, respectively of its Expense Universe.

•

The Fund was in the 3rd, 2nd, 1st and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 3rd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.

•	Money market funds are not rated by Morningstar.
•	TAI incurred a net loss with respect to its services to the Fund for the one-year period.

TIAA-CREF Life Funds ▪ 2016 Semiannual Report	125

Board renewal of investment management agreement (unaudited)	concluded

•	Through December 31, 2015, TAI and its affiliates have voluntarily waived or reimbursed over $42 million in Fund fees on a cumulative basis.

Balanced Fund

•	The Fund’s annual contractual investment management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expenses, actual investment management fees and contractual management fees were each in the 1st quintile of both its Expense Group and Expense Universe.
•

The Fund was in the 1st quintile of its Expense Group for both its one-year and since-inception periods and in the 1st and 2nd quintiles of its Expense Universe for the one-year and since-inception periods, respectively.

•	The Fund is too new to have received an Overall Morningstar Rating.
•	TAI incurred a net loss with respect to its services to the Fund since inception.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

126	2016 Semiannual Report ▪ TIAA-CREF Life Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 2000® Index, the Russell 3000® Index, the Russell 1000 Value Index and the Russell 1000 Growth Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been

TIAA-CREF Life Funds ▪ 2016 Semiannual Report	127

Additional information about index providers (unaudited)	concluded

licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these funds or any other person or entity regarding the advisability of investing in funds generally or in these funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these funds or the issuer or owners of these funds or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these funds to be issued or in the determination or calculation of the equation by or the consideration into which these funds is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these funds or any other person or entity in connection with the administration, marketing or offering of these funds.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE FUNDS, OWNERS OF THESE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

128	2016 Semiannual Report ▪ TIAA-CREF Life Funds

How to reach us

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

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800-223-1200

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877-825-0411

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800-842-2755

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TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888-842-9001

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Advisor services

888-842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,

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Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

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Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audited Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 0.7%
8,758		Delphi Automotive plc	$548,251

		TOTAL AUTOMOBILES & COMPONENTS	548,251

CAPITAL GOODS - 6.0%
6,597		Honeywell International, Inc	767,363
2,597	*	Middleby Corp	299,304
6,116		Northrop Grumman Corp	1,359,465
5,287		Parker Hannifin Corp	571,260
5,696		Raytheon Co	774,371
3,974		Roper Industries, Inc	677,805
680	*	WABCO Holdings, Inc	62,268

		TOTAL CAPITAL GOODS	4,511,836

COMMERCIAL & PROFESSIONAL SERVICES - 3.2%
35,338		Nielsen NV	1,836,516
6,738	*	Verisk Analytics, Inc	546,317

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,382,833

CONSUMER DURABLES & APPAREL - 1.7%
5,117	*,e	Lululemon Athletica, Inc	377,942
11,242		Mattel, Inc	351,762
10,102		Nike, Inc (Class B)	557,630

		TOTAL CONSUMER DURABLES & APPAREL	1,287,334

CONSUMER SERVICES - 5.2%
6,749		ARAMARK Holdings Corp	225,551
1,695	*	Chipotle Mexican Grill, Inc (Class A)	682,678
15,993	*	MGM Resorts International	361,922
21,497	*	Norwegian Cruise Line Holdings Ltd	856,441
31,655		Starbucks Corp	1,808,134

		TOTAL CONSUMER SERVICES	3,934,726

DIVERSIFIED FINANCIALS - 0.4%
13,920		Charles Schwab Corp	352,315

		TOTAL DIVERSIFIED FINANCIALS	352,315

ENERGY - 1.3%
9,618		EOG Resources, Inc	802,333
5,971	*	Rice Energy, Inc	131,601

		TOTAL ENERGY	933,934

FOOD & STAPLES RETAILING - 0.8%
2,412		Costco Wholesale Corp	378,781
7,405	*	US Foods Holding Corp	179,497

		TOTAL FOOD & STAPLES RETAILING	558,278

FOOD, BEVERAGE & TOBACCO - 3.3%
8,472		Molson Coors Brewing Co (Class B)	856,773
8,238	*	Monster Beverage Corp	1,323,929
6,669		Pinnacle Foods, Inc	308,708

		TOTAL FOOD, BEVERAGE & TOBACCO	2,489,410

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
26,243	*	Cerner Corp	$1,537,840
2,492	*	Intuitive Surgical, Inc	1,648,234

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,186,074

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
14,152		Estee Lauder Cos (Class A)	1,288,115

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,288,115

MATERIALS - 5.3%
6,078		Ecolab, Inc	720,851
18,577		Monsanto Co	1,921,048
7,687		PPG Industries, Inc	800,601
1,847		Sherwin-Williams Co	542,408

		TOTAL MATERIALS	3,984,908

MEDIA - 4.3%
24,198		Comcast Corp (Class A)	1,577,468
18,773		Interpublic Group of Cos, Inc	433,656
4,900		Time Warner, Inc	360,346
8,413		Walt Disney Co	822,960

		TOTAL MEDIA	3,194,430

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.4%
9,567	*	Alexion Pharmaceuticals, Inc	1,117,043
6,214	*	Allergan plc	1,435,993
20,513		Bristol-Myers Squibb Co	1,508,731
22,117	*	Celgene Corp	2,181,400
2,659		Gilead Sciences, Inc	221,814
3,055	*	Illumina, Inc	428,861
7,093		Teva Pharmaceutical Industries Ltd (ADR)	356,281
6,975		Thermo Electron Corp	1,030,626
2,115	*	Vertex Pharmaceuticals, Inc	181,932
16,869		Zoetis Inc	800,603

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,263,284

RETAILING - 10.2%
5,147	*	Amazon.com, Inc	3,683,296
6,920		Expedia, Inc	735,596
9,240		Home Depot, Inc	1,179,856
8,373	*	Liberty Interactive Corp	212,423
11,319		Lowe’s Companies, Inc	896,125
9,754	*	NetFlix, Inc	892,296

		TOTAL RETAILING	7,599,592

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
4,274	e	ARM Holdings plc (ADR)	194,510
4,795		Broadcom Ltd	745,143
11,486		Intel Corp	376,741
3,746	*	NXP Semiconductors NV	293,461

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,609,855

SOFTWARE & SERVICES - 30.9%
22,331		Activision Blizzard, Inc	884,978
26,373	*	Adobe Systems, Inc	2,526,270
2,373	*	Alphabet, Inc (Class A)	1,669,477
3,913	*	Alphabet, Inc (Class C)	2,708,187
3,092		Automatic Data Processing, Inc	284,062
8,791	*	Check Point Software Technologies	700,467
10,123	*	eBay, Inc	236,979
18,812	*	Facebook, Inc	2,149,835

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY			VALUE

24,032		Intuit, Inc			$2,682,211
17,032		MasterCard, Inc (Class A)			1,499,838
43,315		Microsoft Corp			2,216,429
919	*,e	Mobileye NV			42,403
11,070	*	Red Hat, Inc			803,682
20,383	*	Salesforce.com, Inc			1,618,614
1,623	*,g	Scout24 AG.			60,328
1,329	*	ServiceNow, Inc			88,245
9,922		Symantec Corp			203,798
33,614		Visa, Inc (Class A)			2,493,150
7,821	*	Yahoo!, Inc			293,757

		TOTAL SOFTWARE & SERVICES			23,162,710

TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
22,707		Apple, Inc			2,170,789

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,170,789

TELECOMMUNICATION SERVICES - 1.2%
17,751	*	Level 3 Communications, Inc			913,999

		TOTAL TELECOMMUNICATION SERVICES			913,999

TRANSPORTATION - 1.0%
8,808		Union Pacific Corp			768,498

		TOTAL TRANSPORTATION			768,498

		TOTAL COMMON STOCKS (Cost $56,285,596)			74,141,171

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 1.8%
$1,300,000		Federal Home Loan Bank (FHLB)	0.100%	07/01/16	1,300,000

					1,300,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
522,775	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			522,775

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			522,775

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,822,775)			1,822,775

		TOTAL INVESTMENTS - 101.5% (Cost $58,108,371)			75,963,946
		OTHER ASSETS & LIABILITIES, NET - (1.5)%			(1,113,426)

		NET ASSETS - 100.0%			$74,850,520

Abbreviation(s):

ADR    American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $530,230.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/16, the total value of these securities amounted to $60,328 or 0.1% of net assets.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

BANKS - 5.6%
100,194		Bank of America Corp	$1,329,574
20,153		Citigroup, Inc	854,286
6,802		Comerica, Inc	279,766
26,891		JPMorgan Chase & Co	1,671,007
18,847		New York Community Bancorp, Inc	282,517
13,851		SunTrust Banks, Inc	568,999
31,205		Wells Fargo & Co	1,476,932
17,291		Zions Bancorporation	434,523

		TOTAL BANKS	6,897,604

CAPITAL GOODS - 6.9%
5,493		3M Co	961,934
1,328	n	Acuity Brands, Inc	329,291
9,238	n	Caesarstone Sdot-Yam Ltd	321,113
2,169		Deere & Co	175,776
50,653	n	General Electric Co	1,594,557
13,625		Honeywell International, Inc	1,584,860
8,571		Illinois Tool Works, Inc	892,756
4,683		Northrop Grumman Corp	1,040,937
6,553	n	Raytheon Co	890,880
1,558		Snap-On, Inc	245,883
7,631		Terex Corp	154,986
3,562	*,n	WABCO Holdings, Inc	326,172

		TOTAL CAPITAL GOODS	8,519,145

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
5,699		Equifax, Inc	731,752
1,139		Waste Management, Inc	75,481

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	807,233

CONSUMER DURABLES & APPAREL - 2.8%
13,006		DR Horton, Inc	409,429
22,081	*,n	Kate Spade & Co	455,089
21,776		Mattel, Inc	681,371
3,107	*	Mohawk Industries, Inc	589,584
14,392		Newell Rubbermaid, Inc	699,020
9,690		Sony Corp	285,487
14,721	*,g	Spin Master Corp	303,661

		TOTAL CONSUMER DURABLES & APPAREL	3,423,641

CONSUMER SERVICES - 1.7%
7,131		McDonald’s Corp	858,145
27,601	*	MGM Resorts International	624,611
10,206	*	Norwegian Cruise Line Holdings Ltd	406,607
7,723	*	Red Rock Resorts, Inc	169,751

		TOTAL CONSUMER SERVICES	2,059,114

DIVERSIFIED FINANCIALS - 1.6%
17,206		ING Groep NV	178,012
2,059		IntercontinentalExchange Group, Inc	527,022
12,153	n	Lazard Ltd (Class A)	361,916
5,299		London Stock Exchange Group plc	180,052
19,922		Morgan Stanley	517,573
4,091		Oaktree Capital Group LLC	183,113

		TOTAL DIVERSIFIED FINANCIALS	1,947,688

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ENERGY - 7.6%
10,975		Anadarko Petroleum Corp	$584,419
6,722		Chevron Corp	704,667
8,646	*	Concho Resources, Inc	1,031,208
23,955	*,e	Continental Resources, Inc	1,084,443
4,408	*,n	Diamondback Energy, Inc	402,054
15,465		EOG Resources, Inc	1,290,090
4,367		EQT Corp	338,137
15,898	*	Newfield Exploration Co	702,374
15,760		Occidental Petroleum Corp	1,190,826
12,770	*	Parsley Energy, Inc	345,556
18,287	*	Rice Energy, Inc	403,045
19,835	*,e	RPC, Inc	308,038
10,152	*	RSP Permian, Inc	354,203
7,494		Schlumberger Ltd	592,625

		TOTAL ENERGY	9,331,685

FOOD & STAPLES RETAILING - 0.4%
6,746		Kroger Co	248,185
12,099	*	US Foods Holding Corp	293,280

		TOTAL FOOD & STAPLES RETAILING	541,465

FOOD, BEVERAGE & TOBACCO - 7.9%
31,892		Coca-Cola Co	1,445,664
16,977	n	ConAgra Foods, Inc	811,671
4,213	n	Constellation Brands, Inc (Class A)	696,830
25,191		Cott Corp	351,666
3,535		Fresh Del Monte Produce, Inc	192,410
2,075		Mead Johnson Nutrition Co	188,306
6,869		Molson Coors Brewing Co (Class B)	694,662
18,134		Mondelez International, Inc	825,278
5,576	*	Monster Beverage Corp	896,119
13,102		PepsiCo, Inc	1,388,026
17,164		Philip Morris International, Inc	1,745,922
4,361		Pinnacle Foods, Inc	201,871
7,191		Reynolds American, Inc	387,811

		TOTAL FOOD, BEVERAGE & TOBACCO	9,826,236

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
13,383		Baxter International, Inc	605,179
32,565	*	Boston Scientific Corp	761,044
8,146	*,n	Edwards Lifesciences Corp	812,401
2,403	*	Express Scripts Holding Co	182,147
9,052	*	HCA Holdings, Inc	697,095
953	*	Intuitive Surgical, Inc	630,324
2,961		McKesson Corp	552,671
16,939		Medtronic plc	1,469,797
4,577		STERIS plc	314,669
6,183		Universal Health Services, Inc (Class B)	829,140
4,568	*	VCA Antech, Inc	308,842

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	7,163,309

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
3,951		Beiersdorf AG.	374,059
1,259		Church & Dwight Co, Inc	129,538
14,397		Procter & Gamble Co	1,218,994

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,722,591

INSURANCE - 3.5%
18,749		American International Group, Inc	991,635
9,623	*	Berkshire Hathaway, Inc (Class B)	1,393,314
10,427		Chubb Ltd	1,362,913

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

7,542		Metlife, Inc	$300,398
9,334		XL Capital Ltd	310,915

		TOTAL INSURANCE	4,359,175

MATERIALS - 2.7%
13,190		Barrick Gold Corp	281,607
24,137		Dow Chemical Co	1,199,850
1,039		Ecolab, Inc	123,226
3,108		Monsanto Co	321,398
7,465		PPG Industries, Inc	777,480
743		Syngenta AG.	285,199
4,278		WR Grace & Co	313,192

		TOTAL MATERIALS	3,301,952

MEDIA - 3.7%
4,143	*	AMC Networks, Inc	250,320
21,860		Comcast Corp (Class A)	1,425,053
8,510	*	Imax Corp	250,875
10,424	e	Lions Gate Entertainment Corp	210,877
3,832		Scripps Networks Interactive (Class A)	238,619
29,934		Sky plc	340,153
6,683		Time Warner, Inc	491,468
2,731		Viacom, Inc (Class B)	113,255
12,179	n	Walt Disney Co	1,191,350

		TOTAL MEDIA	4,511,970

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.5%
21,558		AbbVie, Inc	1,334,656
4,842	*,n	Allergan plc	1,118,938
8,582		Amgen, Inc	1,305,751
12,967	e	AstraZeneca plc (ADR)	391,474
5,329	*	BioMarin Pharmaceutical, Inc	414,596
21,093		Bristol-Myers Squibb Co	1,551,390
14,394		Eli Lilly & Co	1,133,528
12,374		Gilead Sciences, Inc	1,032,239
16,313	*	H Lundbeck AS	611,531
3,123	*	Incyte Corp	249,778
8,106		Ipsen	496,661
3,395	*	Jazz Pharmaceuticals plc	479,747
1,791	*	Ligand Pharmaceuticals, Inc (Class B)	213,613
64,081		Pfizer, Inc	2,256,292
5,885		Shire Ltd	363,707

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	12,953,901

REAL ESTATE - 0.4%
6,335		Communications Sales & Leasing, Inc	183,082
1,803		Crown Castle International Corp	182,878
1,116		Digital Realty Trust, Inc	121,633

		TOTAL REAL ESTATE	487,593

RETAILING - 7.1%
3,432	*	Amazon.com, Inc	2,456,008
851	*	AutoZone, Inc	675,558
8,195	*,n	Dollar Tree, Inc	772,297
15,809		Home Depot, Inc	2,018,651
10,043		Industria De Diseno Textil S.A.	337,384
55,132	*	JC Penney Co, Inc	489,572
17,333	*	Michaels Cos, Inc	492,950
4,301	*,n	NetFlix, Inc	393,455
2,238	*	O’Reilly Automotive, Inc	606,722
1,620		TJX Companies, Inc	125,113
1,689	*,n	Ulta Salon Cosmetics & Fragrance, Inc	411,508

		TOTAL RETAILING	8,779,218

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
28,298		Applied Materials, Inc	$678,303
5,360		Broadcom Ltd	832,944
35,474		Intel Corp	1,163,547
8,540		Microchip Technology, Inc	433,491
14,522	*	Microsemi Corp	474,579
9,204		Nvidia Corp	432,680
6,597	*	NXP Semiconductors NV	516,809

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,532,353

SOFTWARE & SERVICES - 13.6%
9,852	*	Adobe Systems, Inc	943,723
4,479	*	Alphabet, Inc (Class C)	3,099,916
7,471	*	CyberArk Software Ltd	363,016
10,323	*	Electronic Arts, Inc	782,071
19,337	*	Facebook, Inc	2,209,832
4,915	*	Manhattan Associates, Inc	315,199
48,722		Microsoft Corp	2,493,105
1,972	*	MicroStrategy, Inc (Class A)	345,139
27,972		Oracle Corp	1,144,894
3,959	*,e	Proofpoint, Inc	249,773
14,681	*	Salesforce.com, Inc	1,165,818
32,800		Symantec Corp	673,712
11,778	*	Take-Two Interactive Software, Inc	446,622
18,341		Tencent Holdings Ltd	420,736
19,271		Visa, Inc (Class A)	1,429,330
16,583	*	Yahoo!, Inc	622,858

		TOTAL SOFTWARE & SERVICES	16,705,744

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
36,202		Apple, Inc	3,460,911
51,374		Cisco Systems, Inc	1,473,920
9,969	*	Cray, Inc	298,272
3,113	*	Electronics for Imaging, Inc	133,984
29,322	*	Flextronics International Ltd	346,000
21,260		Hewlett Packard Enterprise Co	388,420

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,101,507

TELECOMMUNICATION SERVICES - 2.5%
11,648	*	Level 3 Communications, Inc	599,755
16,673	*	T-Mobile US, Inc	721,441
30,576		Verizon Communications, Inc	1,707,364

		TOTAL TELECOMMUNICATION SERVICES	3,028,560

TRANSPORTATION - 1.8%
11,488		Delta Air Lines, Inc	418,508
5,794		Kansas City Southern Industries, Inc	521,981
11,303		United Parcel Service, Inc (Class B)	1,217,559

		TOTAL TRANSPORTATION	2,158,048

UTILITIES - 2.8%
7,683		American Water Works Co, Inc	649,290
6,470	*,g	DONG Energy A.S.	231,983
4,229		NextEra Energy Partners LP	128,477
8,672		NextEra Energy, Inc	1,130,829
15,234		NiSource, Inc	404,006
4,140		PG&E Corp	264,629
5,022		Sempra Energy	572,608

		TOTAL UTILITIES	3,381,822

		TOTAL COMMON STOCKS (Cost $96,835,828)	122,541,554

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PURCHASED OPTIONS - 0.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
2,500		Humana, Inc	$36,650

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	36,650

		TOTAL PURCHASED OPTIONS (Cost $37,044)	36,650

SHORT-TERM INVESTMENTS - 1.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
2,284,864	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	2,284,864

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	2,284,864

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,284,864)	2,284,864

		TOTAL INVESTMENTS - 101.5% (Cost $99,157,736)	124,863,068
		OTHER ASSETS & LIABILITIES, NET - (1.5)%	(1,895,437)

		NET ASSETS - 100.0%	$122,967,631

Abbreviation(s):

ADR    American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,232,941.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/16, the total value of these securities amounted to $535,644 or 0.4% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 0.4%
4,274	*	American Axle & Manufacturing Holdings, Inc	$61,888
13,476		Ford Motor Co	169,393

		TOTAL AUTOMOBILES & COMPONENTS	231,281

BANKS - 9.9%
103,019		Bank of America Corp	1,367,062
4,465		CIT Group, Inc	142,478
21,530		Citigroup, Inc	912,657
3,002		Comerica, Inc	123,472
7,470	*	Hilltop Holdings, Inc	156,795
4,989		Huntington Bancshares, Inc	44,602
14,375		JPMorgan Chase & Co	893,263
11,208		New York Community Bancorp, Inc	168,008
34,201		Regions Financial Corp	291,050
37,827	*	Royal Bank of Scotland Group plc	85,722
13,026		TCF Financial Corp	164,779
38,021		Wells Fargo & Co	1,799,534
15,322		Zions Bancorporation	385,042

		TOTAL BANKS	6,534,464

CAPITAL GOODS - 6.2%
4,293	*	AerCap Holdings NV	144,202
13,283	*	Colfax Corp	351,468
1,154		General Dynamics Corp	160,683
20,139		General Electric Co	633,976
7,469		Joy Global, Inc	157,895
4,405		L-3 Communications Holdings, Inc	646,169
7,073		Masco Corp	218,838
1,227		Raytheon Co	166,811
9,717	*	SPX Corp	144,297
8,330	*	SPX FLOW, Inc	217,163
16,744		Terex Corp	340,071
14,351		Triumph Group, Inc	509,461
3,149		United Technologies Corp	322,930
3,821	*	USG Corp	103,014

		TOTAL CAPITAL GOODS	4,116,978

CONSUMER DURABLES & APPAREL - 1.9%
18,574		Mattel, Inc	581,181
18,401		Pulte Homes, Inc	358,635
3,301		Sony Corp	97,254
7,580		Sony Corp (ADR)	222,473

		TOTAL CONSUMER DURABLES & APPAREL	1,259,543

CONSUMER SERVICES - 3.0%
12,563		ARAMARK Holdings Corp	419,855
3,465		Carnival Corp	153,153
15,834		Extended Stay America, Inc	236,718
12,987	*	MGM Resorts International	293,896
9,290	*	Red Rock Resorts, Inc	204,194
10,918		Restaurant Brands International, Inc	454,189
56,801		Sands China Ltd	192,210

		TOTAL CONSUMER SERVICES	1,954,215

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 5.2%
2,647		American Express Co	$160,832
4,212		Bank of New York Mellon Corp	163,636
1,415		Capital One Financial Corp	89,867
7,516		Goldman Sachs Group, Inc	1,116,727
6,421	e	iShares Dow Jones US Real Estate Index Fund	528,448
5,167		Legg Mason, Inc	152,375
12,800		Morgan Stanley	332,544
3,221		State Street Corp	173,676
28,448	*	Synchrony Financial	719,166

		TOTAL DIVERSIFIED FINANCIALS	3,437,271

ENERGY - 13.7%
2,956		Anadarko Petroleum Corp	157,407
6,873		Apache Corp	382,620
10,716		Baker Hughes, Inc	483,613
36	*,e	California Resources Corp	439
27,734		Cenovus Energy, Inc	383,284
12,478		Chevron Corp	1,308,069
2,915	*,e	Continental Resources, Inc	131,962
3,880	*	Devon Energy Corp	140,650
148	*	Diamondback Energy, Inc	13,499
11,810		EOG Resources, Inc	985,190
11,240		Exxon Mobil Corp	1,053,638
30,305		Kinder Morgan, Inc	567,310
8,759		Marathon Oil Corp	131,473
18,582	*	Matador Resources Co	367,924
14,034		Nabors Industries Ltd	141,042
4,708	*	Newfield Exploration Co	207,999
3,724		Occidental Petroleum Corp	281,385
12,893	*	Parsley Energy, Inc	348,885
6,868		Plains All American Pipeline LP	188,801
18,607		Plains GP Holdings LP	194,071
12,104	*,e	RPC, Inc	187,975
8,611	*	RSP Permian, Inc	300,438
6,493		Schlumberger Ltd	513,466
3,534		Targa Resources Investments, Inc	148,923
63,901	*	Weatherford International Ltd	354,650
9,713	*	WPX Energy, Inc	90,428

		TOTAL ENERGY	9,065,141

FOOD & STAPLES RETAILING - 1.2%
6,285	*	US Foods Holding Corp	152,349
1,812		Walgreens Boots Alliance, Inc	150,885
6,877		Wal-Mart Stores, Inc	502,158

		TOTAL FOOD & STAPLES RETAILING	805,392

FOOD, BEVERAGE & TOBACCO - 6.1%
12,355		ConAgra Foods, Inc	590,693
4,609		Kellogg Co	376,325
2,777		Kraft Heinz Co	245,709
792		Molson Coors Brewing Co (Class B)	80,095
14,947		Mondelez International, Inc	680,238
12,600		Philip Morris International, Inc	1,281,672
17,415		Pinnacle Foods, Inc	806,140
166		Snyder’s-Lance, Inc	5,625

		TOTAL FOOD, BEVERAGE & TOBACCO	4,066,497

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
25,476		Abbott Laboratories	1,001,461
632		Anthem, Inc	83,007
1,193		Baxter International, Inc	53,947
25,224	*	Boston Scientific Corp	589,485

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,013		Cigna Corp	$129,654
3,754	*	Express Scripts Holding Co	284,553
3,340		Medtronic plc	289,812
6,268	*	WellCare Health Plans, Inc	672,431
4,012		Zimmer Holdings, Inc	482,965

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,587,315

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
16,788		Procter & Gamble Co	1,421,440

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,421,440

INSURANCE - 5.9%
3,939		Allstate Corp	275,533
9,411		American International Group, Inc	497,748
4,336	*	Berkshire Hathaway, Inc (Class B)	627,810
3,924		Chubb Ltd	512,906
3,921		Hartford Financial Services Group, Inc	174,014
10,996		Metlife, Inc	437,971
10,395		Principal Financial Group	427,338
2,373		Travelers Cos, Inc	282,482
2,298		W.R. Berkley Corp	137,696
15,794		XL Capital Ltd	526,098

		TOTAL INSURANCE	3,899,596

MATERIALS - 4.5%
393	e	Acerinox S.A.	4,371
2,284		Albemarle Corp	181,144
30,042		Alcoa, Inc	278,489
2,574	*	Berry Plastics Group, Inc	100,000
4,384		Dow Chemical Co	217,929
4,345		EI du Pont de Nemours & Co	281,556
7,038		Freeport-McMoRan Copper & Gold, Inc (Class B)	78,403
6,673	*	GCP Applied Technologies, Inc	173,765
59,326	*	Louisiana-Pacific Corp	1,029,306
23,222	*	Multi Packaging Solutions International Ltd	310,014
12,831		Olin Corp	318,722

		TOTAL MATERIALS	2,973,699

MEDIA - 0.7%
1,675	*	AMC Networks, Inc	101,203
847		Naspers Ltd (N Shares)	129,333
1,734		Time Warner, Inc	127,518
3,142		Tribune Co	123,104

		TOTAL MEDIA	481,158

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
13,059		Agilent Technologies, Inc	579,297
2,754	*	Allergan plc	636,422
6,979	*	Endo International plc	108,803
444	*	H Lundbeck AS	16,644
8,551		Johnson & Johnson	1,037,236
12,294		Merck & Co, Inc	708,258
32,051		Pfizer, Inc	1,128,516
179		Shire plc (ADR)	32,950

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,248,126

REAL ESTATE - 1.7%
649		AvalonBay Communities, Inc	117,073
10,786		MGM Growth Properties LLC	287,771
4,165		Post Properties, Inc	254,273
43,073		WP Glimcher, Inc	481,987

		TOTAL REAL ESTATE	1,141,104

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

RETAILING - 1.2%
41,411	*	Groupon, Inc	$134,586
200,000		Hengdeli Holdings Ltd	23,071
146,375	*	Intime Retail Group Co Ltd	122,026
50,469	*	JC Penney Co, Inc	448,165
26,469	*	Office Depot, Inc	87,612

		TOTAL RETAILING	815,460

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
61,204	*,e	Advanced Micro Devices, Inc	314,589
46,070		Advanced Semiconductor Engineering, Inc (ADR)	257,071
21,255	e	Cypress Semiconductor Corp	224,240
32,228		Intel Corp	1,057,078
28,785		Marvell Technology Group Ltd	274,321
6,775	*	Mellanox Technologies Ltd	324,929
25,006	*	ON Semiconductor Corp	220,553
3,702		Qualcomm, Inc	198,316
2,280		Xilinx, Inc	105,176

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,976,273

SOFTWARE & SERVICES - 4.2%
1,282	*	Cimpress NV	118,559
7,370	*	eBay, Inc	172,532
1,469	*	MicroStrategy, Inc (Class A)	257,104
25,377		Oracle Corp	1,038,680
18,809		Symantec Corp	386,337
5,478	*	Teradata Corp	137,334
17,002	*	Yahoo!, Inc	638,595

		TOTAL SOFTWARE & SERVICES	2,749,141

TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
12,924	*	Ciena Corp	242,325
26,172		Cisco Systems, Inc	750,875
4,855		Corning, Inc	99,430
18,427		Hewlett Packard Enterprise Co	336,661
3,600		Hitachi High-Technologies Corp	98,524
14,189		HP, Inc	178,072
12,583	*	Lumentum Holdings, Inc	304,509
4,346		Western Digital Corp	205,392

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,215,788

TELECOMMUNICATION SERVICES - 4.7%
25,852		AT&T, Inc	1,117,065
9,649	*	Level 3 Communications, Inc	496,827
15,898		Telephone & Data Systems, Inc	471,535
18,212		Verizon Communications, Inc	1,016,958

		TOTAL TELECOMMUNICATION SERVICES	3,102,385

TRANSPORTATION - 1.8%
15,994	*,b,m	AMR Corp (Escrow)	160
34,255	*	Hertz Global Holdings, Inc	379,203
4,108		Kansas City Southern Industries, Inc	370,090
5,146		Union Pacific Corp	448,988

		TOTAL TRANSPORTATION	1,198,441

UTILITIES - 4.6%
3,364		American Electric Power Co, Inc	235,783
3,124		Duke Energy Corp	268,008
17,533	*	Dynegy, Inc	302,269
2,391		Edison International	185,709
2,876		Exelon Corp	104,571
5,468		FirstEnergy Corp	190,888

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

6,527		NextEra Energy, Inc	$851,121
4,734		PG&E Corp	302,597
1,303		Sempra Energy	148,568
10,853		Xcel Energy, Inc	485,997

		TOTAL UTILITIES	3,075,511

		TOTAL COMMON STOCKS (Cost $56,643,868)	65,356,219

RIGHTS / WARRANTS - 0.0%

MATERIALS - 0.0%
393		Acerinox S.A.	198

		TOTAL MATERIALS	198

		TOTAL RIGHTS / WARRANTS (Cost $195)	198

SHORT-TERM INVESTMENTS - 1.1%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
760,464	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	760,464

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	760,464

		TOTAL SHORT-TERM INVESTMENTS (Cost $760,464)	760,464

		TOTAL INVESTMENTS - 99.7% (Cost $57,404,527)	66,116,881
		OTHER ASSETS & LIABILITIES, NET - 0.3%	184,404

		NET ASSETS - 100.0%	$66,301,285

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

b	In bankruptcy

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $769,572.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.0%

ASSET MANAGEMENT & CUSTODY BANKS - 0.5%
40,301		NorthStar Asset Management Group, Inc	$411,473

		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	411,473

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.4%
55,000		Wharf Holdings Ltd	335,639

		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	335,639

DIVERSIFIED REITS - 5.4%
140,000		Gramercy Property Trust	1,290,800
10,000		iShares Dow Jones US Real Estate Index Fund	823,000
75,000		NorthStar Realty Finance Corp	857,250
95,000		Spirit Realty Capital, Inc	1,213,150

		TOTAL DIVERSIFIED REITS	4,184,200

HOTEL & RESORT REITS - 1.0%
30,000		MGM Growth Properties LLC	800,400

		TOTAL HOTEL & RESORT REITS	800,400

INDUSTRIAL REITS - 8.2%
46,000		Prologis, Inc	2,255,840
150,000		Rexford Industrial Realty, Inc	3,163,500
35,000		Terreno Realty Corp	905,450

		TOTAL INDUSTRIAL REITS	6,324,790

IT CONSULTING & OTHER SERVICES - 0.9%
18,000	*	InterXion Holding NV	663,840

		TOTAL IT CONSULTING & OTHER SERVICES	663,840

OFFICE REITS - 9.7%
17,000		Boston Properties, Inc	2,242,300
15,000		Hudson Pacific Properties	437,700
14,000		Kilroy Realty Corp	928,060
35,427		NorthStar Realty Europe Corp	327,700
21,000		SL Green Realty Corp	2,235,870
13,000		Vornado Realty Trust	1,301,560

		TOTAL OFFICE REITS	7,473,190

REAL ESTATE SERVICES - 0.9%
37,000		Kennedy-Wilson Holdings, Inc	701,520

		TOTAL REAL ESTATE SERVICES	701,520

RESIDENTIAL REITS - 18.0%
23,000		Apartment Investment & Management Co (Class A)	1,015,680
18,500		AvalonBay Communities, Inc	3,337,215
21,500		Equity Lifestyle Properties, Inc	1,721,075
46,000		Equity Residential	3,168,480
10,500		Essex Property Trust, Inc	2,394,945
100,000		Monogram Residential Trust, Inc	1,021,000
16,000		Sun Communities, Inc	1,226,240

		TOTAL RESIDENTIAL REITS	13,884,635

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES	COMPANY	VALUE

RETAIL REITS - 19.6%
55,000	DDR Corp	$997,700
30,000	Equity One, Inc	965,400
14,000	Federal Realty Investment Trust	2,317,700
80,000	General Growth Properties, Inc	2,385,600
12,112	National Retail Properties, Inc	626,433
37,000	Retail Opportunities Investment Corp	801,790
32,500	Simon Property Group, Inc	7,049,250

	TOTAL RETAIL REITS	15,143,873

SPECIALIZED REITS - 32.4%
23,000	American Tower Corp	2,613,030
21,000	Crown Castle International Corp	2,130,030
5,000	CubeSmart	154,400
15,000	CyrusOne, Inc	834,900
30,000	DiamondRock Hospitality Co	270,900
5,500	Digital Realty Trust, Inc	599,445
6,500	Equinix, Inc	2,520,245
17,000	Extra Space Storage, Inc	1,573,180
25,000	Four Corners Property Trust, Inc	514,750
45,000	Gaming and Leisure Properties, Inc	1,551,600
55,000	Host Marriott Corp	891,550
10,000	Iron Mountain, Inc	398,300
15,000	National Storage Affiliates Trust	312,300
25,000	Pebblebrook Hotel Trust	656,250
12,000	Public Storage, Inc	3,067,080
10,000	QTS Realty Trust, Inc	559,800
65,000	Sunstone Hotel Investors, Inc	784,550
28,000	Ventas, Inc	2,038,960
28,000	Welltower, Inc	2,132,760
50,000	Weyerhaeuser Co	1,488,500

	TOTAL SPECIALIZED REITS	25,092,530

	TOTAL COMMON STOCKS (Cost $52,686,758)	75,016,090

	TOTAL INVESTMENTS - 97.0% (Cost $52,686,758)	75,016,090
	OTHER ASSETS & LIABILITIES, NET - 3.0%	2,306,410

	NET ASSETS - 100.0%	$77,322,500

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.6%
8,500	*	American Axle & Manufacturing Holdings, Inc	$123,080
3,899	*	Tenneco, Inc	181,732

		TOTAL AUTOMOBILES & COMPONENTS	304,812

BANKS - 10.1%
6,885		BankUnited	211,507
3,280		Banner Corp	139,531
13,420		Brookline Bancorp, Inc	148,023
7,291		Capitol Federal Financial	101,709
3,300		Columbia Banking System, Inc	92,598
9,700	*	Essent Group Ltd	211,557
11,966		First Commonwealth Financial Corp	110,087
10,585		First Midwest Bancorp, Inc	185,873
20,653		Fulton Financial Corp	278,816
9,890		Great Western Bancorp, Inc	311,931
8,780	*	Hilltop Holdings, Inc	184,292
4,700		IBERIABANK Corp	280,731
5,300		LegacyTexas Financial Group, Inc	142,623
8,193		Oritani Financial Corp	131,006
3,284		Pinnacle Financial Partners, Inc	160,423
5,251		Popular, Inc	153,854
8,579		PrivateBancorp, Inc	377,733
12,730		Provident Financial Services, Inc	250,017
19,210		Radian Group, Inc	200,168
13,161		Sterling Bancorp/DE	206,628
10,740		Umpqua Holdings Corp	166,148
8,737		United Community Banks, Inc	159,800
7,800		Washington Federal, Inc	189,228
4,830	*	Western Alliance Bancorp	157,700
4,600		Wintrust Financial Corp	234,600

		TOTAL BANKS	4,786,583

CAPITAL GOODS - 8.2%
2,935	*	American Woodmark Corp	194,825
1,970		Apogee Enterprises, Inc	91,309
5,010		Barnes Group, Inc	165,931
6,270	*	Beacon Roofing Supply, Inc	285,097
4,000	*	Colfax Corp	105,840
5,989		Comfort Systems USA, Inc	195,062
2,300		Crane Co	130,456
3,222		Cubic Corp	129,396
5,200	*	DigitalGlobe, Inc	111,228
6,177		EMCOR Group, Inc	304,279
3,439		Encore Wire Corp	128,206
2,994		EnerSys	178,053
2,700		EnPro Industries, Inc	119,853
1,900		HEICO Corp	126,939
1,300		IDEX Corp	106,730
5,470		ITT, Inc	174,931
1,877		John Bean Technologies Corp	114,910
2,500	*	Moog, Inc (Class A)	134,800
9,200	*	MRC Global, Inc	130,732
6,260		Mueller Industries, Inc	199,569
1,100		Orbital ATK, Inc	93,654
2,000	*	Patrick Industries, Inc	120,580
5,260	*	SPX FLOW, Inc	137,128

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,900		Toro Co	$167,580
1,686		Universal Forest Products, Inc	156,275
8,800	*	Wabash National Corp	111,760

		TOTAL CAPITAL GOODS	3,915,123

COMMERCIAL & PROFESSIONAL SERVICES - 2.6%
6,890		Herman Miller, Inc	205,942
4,640		Kforce, Inc	78,370
7,035	*	Navigant Consulting, Inc	113,615
4,010	*	On Assignment, Inc	148,169
6,411		Rollins, Inc	187,650
5,400	*	TransUnion	180,576
3,931		Viad Corp	121,861
3,012	*	WageWorks, Inc	180,148

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,216,331

CONSUMER DURABLES & APPAREL - 3.5%
4,490		Brunswick Corp	203,487
2,360		Columbia Sportswear Co	135,794
1,450	*	Helen of Troy Ltd	149,118
7,180	*	Kate Spade & Co	147,980
5,553		La-Z-Boy, Inc	154,484
7,310	*	Nautilus, Inc	130,410
2,396		Oxford Industries, Inc	135,662
2,090		Pool Corp	196,523
19,440	*	TRI Pointe Homes, Inc	229,781
3,400	*	Vista Outdoor, Inc	162,282

		TOTAL CONSUMER DURABLES & APPAREL	1,645,521

CONSUMER SERVICES - 3.7%
6,900	*	Apollo Group, Inc (Class A)	62,928
17,577	*	Belmond Ltd.	174,013
7,490		Bloomin’ Brands, Inc	133,846
3,920		Cheesecake Factory	188,709
1,150		Churchill Downs, Inc	145,314
3,580	*	Dave & Buster’s Entertainment, Inc	167,508
9,610	*	Denny’s Corp	103,115
5,785	*	Grand Canyon Education, Inc	230,937
7,223	*	K12, Inc	90,215
2,200		Marriott Vacations Worldwide Corp	150,678
2,030	l	Vail Resorts, Inc	280,607

		TOTAL CONSUMER SERVICES	1,727,870

DIVERSIFIED FINANCIALS - 1.2%
4,065		Evercore Partners, Inc (Class A)	179,632
10,500		NorthStar Asset Management Group, Inc	107,205
23,500	*	SLM Corp	145,230
4,800	*	Stifel Financial Corp	150,960

		TOTAL DIVERSIFIED FINANCIALS	583,027

ENERGY - 4.0%
20,438	*	Callon Petroleum Co	229,519
4,620	*	Carrizo Oil & Gas, Inc	165,627
4,927		Delek US Holdings, Inc	65,086
5,809	*	Exterran Corp	74,645
7,660		Green Plains Renewable Energy, Inc	151,055
5,808	*	Matrix Service Co	95,774
54,940	*	McDermott International, Inc	271,404
14,250	*	Oasis Petroleum, Inc	133,095
7,855	*	Parsley Energy, Inc	212,556
8,030		Questar Market Resources, Inc	141,569

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

16,265	*	Renewable Energy Group, Inc	$143,620
5,700	*	Rice Energy, Inc	125,628
14,700	*	Synergy Resources Corp	97,902

		TOTAL ENERGY	1,907,480

FOOD & STAPLES RETAILING - 0.5%
4,600	*	United Natural Foods, Inc	215,280

		TOTAL FOOD & STAPLES RETAILING	215,280

FOOD, BEVERAGE & TOBACCO - 2.7%
15,860	*	Darling International, Inc	236,314
11,350		Dean Foods Co	205,322
2,800		Fresh Del Monte Produce, Inc	152,404
1,824		Lancaster Colony Corp	232,761
660	*	Post Holdings, Inc	54,575
1,980	e	Sanderson Farms, Inc	171,547
9,204	e	Vector Group Ltd	206,354

		TOTAL FOOD, BEVERAGE & TOBACCO	1,259,277

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
90	*	Abiomed, Inc	9,836
2,268	*	Anika Therapeutics, Inc	121,678
6,002	*	HealthStream, Inc	159,173
4,520		Hill-Rom Holdings, Inc	228,034
2,820	*	ICU Medical, Inc	317,955
2,230	*	Integra LifeSciences Holdings Corp	177,910
12,940		Kindred Healthcare, Inc	146,093
6,811	*	Merit Medical Systems, Inc	135,062
3,521	*	Natus Medical, Inc	133,094
4,550	*	NuVasive, Inc	271,726
5,156	*	Omnicell, Inc	176,490
15,122	*	OraSure Technologies, Inc	89,371
4,211	*	PharMerica Corp	103,843
6,373	*	Premier, Inc	208,397
2,830	*	Team Health Holdings, Inc	115,096
3,123	*	Vascular Solutions, Inc	130,104
1,839	*	WellCare Health Plans, Inc	197,288
7,500	*	Wright Medical Group NV	130,275

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,851,425

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
890	*	USANA Health Sciences, Inc	99,173

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	99,173

INSURANCE - 2.2%
14,606		American Equity Investment Life Holding Co	208,135
4,203		Aspen Insurance Holdings Ltd	194,935
5,326		Employers Holdings, Inc	154,561
4,664		HCI Group, Inc	127,234
5,620		Selective Insurance Group, Inc	214,740
6,600		Universal Insurance Holdings, Inc	122,628

		TOTAL INSURANCE	1,022,233

MATERIALS - 5.1%
4,090	*	Boise Cascade Co	93,866
3,600		Cabot Corp	164,376
18,550	*	Century Aluminum Co	117,422
8,050	*	Chemtura	212,359
17,740	*	Coeur Mining, Inc	189,108
4,720		Greif, Inc (Class A)	175,914
9,650	*	Headwaters, Inc	173,121
5,507	*	Kraton Polymers LLC	153,811

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

13,430	*	Louisiana-Pacific Corp	$233,011
3,938		Minerals Technologies, Inc	223,678
5,300		PolyOne Corp	186,772
4,619		Schnitzer Steel Industries, Inc (Class A)	81,294
2,427		Sensient Technologies Corp	172,414
2,770	*	Trinseo S.A.	118,916
5,400	e	United States Steel Corp	91,044

		TOTAL MATERIALS	2,387,106

MEDIA - 1.4%
16,039	*	Gray Television, Inc	174,023
9,830	*	Live Nation, Inc	231,005
4,600	*	Starz-Liberty Capital	137,632
6,950		Time, Inc	114,397

		TOTAL MEDIA	657,057

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
2,430	*	Acorda Therapeutics, Inc	61,977
7,460	*	Amphastar Pharmaceuticals, Inc	120,255
27,922	*	Array Biopharma, Inc	99,402
1,100	*	Atara Biotherapeutics, Inc	24,761
4,493	*	Cambrex Corp	232,423
6,700	*	Cepheid, Inc	206,025
2,400	*	Dermira, Inc	70,200
4,058	*	Emergent Biosolutions, Inc	114,111
5,716	*	FibroGen, Inc	93,800
3,100	*	Five Prime Therapeutics, Inc	128,185
9,200	*	Halozyme Therapeutics, Inc	79,396
6,852	*	Impax Laboratories, Inc	197,475
3,694	*	INC Research Holdings, Inc	140,852
3,790	*	Insmed, Inc	37,369
400	*,e	Kite Pharma, Inc	20,000
3,010	*	MacroGenics, Inc	81,240
3,349	*,e	Medicines Co	112,627
6,442	*	Merrimack Pharmaceuticals, Inc	34,722
4,546	*	Momenta Pharmaceuticals, Inc	49,097
2,600	*,e	NewLink Genetics Corp	29,276
4,500	*,e	Novavax, Inc	32,715
11,200	*,e	Pacific Biosciences of California, Inc	78,792
4,160	*	Parexel International Corp	261,581
4,000		Phibro Animal Health Corp	74,640
3,019	*	PRA Health Sciences, Inc	126,073
3,620	*	Prestige Brands Holdings, Inc	200,548
1,300	*	Puma Biotechnology, Inc	38,727
2,800	*,e	Retrophin, Inc	49,868
5,475	*	Sagent Pharmaceuticals	82,016
14,420	*	Spectrum Pharmaceuticals, Inc	94,739
6,310	*	Sucampo Pharmaceuticals, Inc (Class A)	69,221
8,577	*	Supernus Pharmaceuticals, Inc	174,714
1,868	*	Ultragenyx Pharmaceutical, Inc	91,364
6,300	*	Vanda Pharmaceuticals, Inc	70,497
2,273	*	Xencor Inc	43,164

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,421,852

REAL ESTATE - 10.1%
3,400	*	Altisource Portfolio Solutions S.A.	94,656
4,040		American Assets Trust, Inc	171,457
2,900		Coresite Realty	257,201
23,314		Cousins Properties, Inc	242,466
8,017		CubeSmart	247,565
5,380		DCT Industrial Trust, Inc	258,455
7,660		DuPont Fabros Technology, Inc	364,156
6,200		Education Realty Trust, Inc	286,068
3,200		Entertainment Properties Trust	258,176

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

10,890		First Industrial Realty Trust, Inc	$302,960
3,700		Hersha Hospitality Trust	63,455
19,100		Medical Properties Trust, Inc	290,511
2,309		PS Business Parks, Inc	244,939
4,530		QTS Realty Trust, Inc	253,589
8,983		Retail Opportunities Investment Corp	194,662
9,240		RLJ Lodging Trust	198,198
2,015		Saul Centers, Inc	124,346
2,747		Sovran Self Storage, Inc	288,215
4,700		STORE Capital Corp	138,415
15,542		Summit Hotel Properties, Inc	205,776
3,690		Sunstone Hotel Investors, Inc	44,538
8,887		Urban Edge Properties	265,366

		TOTAL REAL ESTATE	4,795,170

RETAILING - 3.6%
2,400		Cato Corp (Class A)	90,528
10,460		Chico’s FAS, Inc	112,027
2,380		Children’s Place Retail Stores, Inc	190,828
10,600	*,e	Etsy, Inc	101,654
7,400	*	Francesca’s Holdings Corp	81,770
2,850		Group 1 Automotive, Inc	140,676
8,040	*	Liberty TripAdvisor Holdings, Inc	175,915
5,900	*	Michaels Cos, Inc	167,796
4,400		Nutri/System, Inc	111,584
2,100	*,e	Restoration Hardware Holdings, Inc	60,228
5,380	*	Sally Beauty Holdings, Inc	158,226
2,500	*	Shutterfly, Inc	116,525
14,400		Staples, Inc	124,128
9,800		Tailored Brands, Inc	124,068

		TOTAL RETAILING	1,755,953

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
2,532	*	Advanced Energy Industries, Inc	96,115
30,200	*	Advanced Micro Devices, Inc	155,228
2,635		Cabot Microelectronics Corp	111,566
3,800	*	Cavium, Inc	146,680
11,262	*	Entegris, Inc	162,961
8,400	*	Inphi Corp	269,052
8,588	*	Integrated Device Technology, Inc	172,876
12,245		Intersil Corp (Class A)	165,797
6,500	*	MaxLinear, Inc	116,870
3,865		MKS Instruments, Inc	166,427
6,777	*	Rudolph Technologies, Inc	105,247
3,512	*	Silicon Laboratories, Inc	171,175
6,250		Tessera Technologies, Inc	191,500

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,031,494

SOFTWARE & SERVICES - 9.0%
4,110	*	BroadSoft, Inc	168,633
2,300	*	CACI International, Inc (Class A)	207,943
3,600	*	Commvault Systems, Inc	155,484
4,210	*	comScore, Inc	100,535
5,090		CSRA, Inc	119,259
2,446	*	EPAM Systems, Inc	157,302
2,820	*	Euronet Worldwide, Inc	195,116
12,546	*	Everyday Health, Inc	98,863
3,600	*	ExlService Holdings, Inc	188,676
4,340	*	Gigamon, Inc	162,273
5,027	*	Infoblox, Inc	94,307
13,384	*	Intralinks Holdings, Inc	86,996
2,600	*	LogMeIn, Inc	164,918
3,549		MAXIMUS, Inc	196,508
900	*	MicroStrategy, Inc (Class A)	157,518

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

11,210	*	Nuance Communications, Inc	$175,212
8,901	*	Progress Software Corp	244,421
2,400	*,e	Proofpoint, Inc	151,416
5,768	*	RealPage, Inc	128,799
8,014	*	Rubicon Project, Inc	109,391
4,560		Science Applications International Corp	266,076
2,855	*	SPS Commerce, Inc	173,013
1,810	*	Stamps.com, Inc	158,230
3,770	*	Synchronoss Technologies, Inc	120,112
1,800	*	Tableau Software, Inc	88,056
11,570		Travelport Worldwide Ltd	149,137
4,060	*	Verint Systems, Inc	134,508
6,300	*	Xactly Corp	80,703

		TOTAL SOFTWARE & SERVICES	4,233,405

TECHNOLOGY HARDWARE & EQUIPMENT - 6.1%
2,930	*	Anixter International, Inc	156,110
7,600	*	ARRIS International plc	159,296
3,840		Belden CDT, Inc	231,821
14,000		Brocade Communications Systems, Inc	128,520
4,000	*	Cray, Inc	119,680
10,260	*	Finisar Corp	179,653
9,487	*	II-VI, Inc	177,976
8,137	*	Immersion Corp	59,726
13,002	*	Ixia	127,680
5,400	*	Lumentum Holdings, Inc	130,680
4,090	*	NCR Corp	113,579
3,650	*	Netgear, Inc	173,521
7,000	*	Netscout Systems, Inc	155,750
2,800		Plantronics, Inc	123,200
5,110	*	QLogic Corp	75,321
10,617	*	Sanmina Corp	284,642
1,510	*	Synaptics, Inc	81,162
15,787	*	TTM Technologies, Inc	118,876
4,100	e	Ubiquiti Networks, Inc	158,506
5,570	*	VeriFone Systems, Inc	103,268

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,858,967

TELECOMMUNICATION SERVICES - 1.9%
15,208	*	8x8, Inc	222,189
12,885		Inteliquent, Inc	256,283
6,300		Telephone & Data Systems, Inc	186,858
34,402	*	Vonage Holdings Corp	209,852

		TOTAL TELECOMMUNICATION SERVICES	875,182

TRANSPORTATION - 1.8%
16,815	*	Air Transport Services Group, Inc	217,922
5,369	*	Atlas Air Worldwide Holdings, Inc	222,384
5,250	*	Hub Group, Inc (Class A)	201,443
5,041		Skywest, Inc	133,385
7,461	*	YRC Worldwide, Inc	65,657

		TOTAL TRANSPORTATION	840,791

UTILITIES - 3.6%
4,440		Allete, Inc	286,957
7,633		Avista Corp	341,958
3,494		Black Hills Corp	220,262
1,944		Chesapeake Utilities Corp	128,654
8,167		NRG Yield, Inc (Class A)	124,302
701		Otter Tail Corp	23,476
8,734		South Jersey Industries, Inc	276,169
3,663		Southwest Gas Corp	288,315

		TOTAL UTILITIES	1,690,093

		TOTAL COMMON STOCKS (Cost $43,515,493)	47,081,205

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 2.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.3%
1,107,190	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$1,107,190

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,107,190

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,107,190)	1,107,190

		TOTAL INVESTMENTS - 101.9% (Cost $44,622,683)	48,188,395
		OTHER ASSETS & LIABILITIES, NET - (1.9)%	(920,771)

		NET ASSETS - 100.0%	$47,267,624

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,096,651.

l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swaps agreements.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.7%
229		BorgWarner, Inc	$6,760
22,548		Ford Motor Co	283,428
1,838		Harley-Davidson, Inc	83,262
5,792		Johnson Controls, Inc	256,354
292	*	Modine Manufacturing Co	2,570
117	*	Tenneco, Inc	5,453
779	*	Tesla Motors, Inc	165,366

		TOTAL AUTOMOBILES & COMPONENTS	803,193

BANKS - 3.9%
312		Ameris Bancorp	9,266
1,975		Apollo Residential Mortgage	26,465
470		Associated Banc-Corp	8,060
196		Bank of Hawaii Corp	13,485
131		Bank of the Ozarks, Inc	4,915
8,019		BB&T Corp	285,557
200		Boston Private Financial Holdings, Inc	2,356
207		Camden National Corp	8,694
38		Capitol Federal Financial	530
545		Centerstate Banks of Florida, Inc	8,584
1,091		CIT Group, Inc	34,814
1,597		Comerica, Inc	65,685
117		Commerce Bancshares, Inc	5,604
22		Community Bank System, Inc	904
69		Cullen/Frost Bankers, Inc	4,397
217	*	Customers Bancorp, Inc	5,453
486	*	FCB Financial Holdings, Inc	16,524
930		Federal Agricultural Mortgage Corp (Class C)	32,383
717		First Community Bancshares, Inc	16,089
201		First Interstate Bancsystem, Inc	5,648
182		First Merchants Corp	4,537
244		Heritage Financial Corp	4,290
414	*	HomeStreet, Inc	8,247
1,569	*	HomeTrust Bancshares, Inc	29,026
88		IBERIABANK Corp	5,256
12,026		Keycorp	132,887
169		Lakeland Financial Corp	7,945
1,942		M&T Bank Corp	229,603
528	*	MGIC Investment Corp	3,142
1,477		New York Community Bancorp, Inc	22,140
333		OFG Bancorp	2,764
145		Old National Bancorp	1,817
199		PacWest Bancorp	7,916
18		Peoples Bancorp, Inc	392
189		People’s United Financial, Inc	2,771
176	*	PHH Corp	2,344
3,688		PNC Financial Services Group, Inc	300,166
1,276		Popular, Inc	37,387
188		PrivateBancorp, Inc	8,278
355		Provident Financial Services, Inc	6,972
3,063		Radian Group, Inc	31,916
130		Stock Yards Bancorp, Inc	3,670
269	*	SVB Financial Group	25,598
31		TCF Financial Corp	392
50		UMB Financial Corp	2,660
102		United Bankshares, Inc	3,826

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,625		United Financial Bancorp, Inc (New)	$60,033
9,042		US Bancorp	364,664
157	*	Walker & Dunlop, Inc	3,576
107		Webster Financial Corp	3,633
49		Westamerica Bancorporation	2,414
110	*	Western Alliance Bancorp	3,592
169		Wilshire Bancorp, Inc	1,761
290		Zions Bancorporation	7,288

		TOTAL BANKS	1,888,316

CAPITAL GOODS - 6.3%
2,705		3M Co	473,700
178		A.O. Smith Corp	15,684
3,048		Ametek, Inc	140,909
17		Applied Industrial Technologies, Inc	767
1,093		Barnes Group, Inc	36,200
200		Briggs & Stratton Corp	4,236
1,027	*	Builders FirstSource, Inc	11,554
1,943		Caterpillar, Inc	147,299
33	*	Chart Industries, Inc	796
1,563		Cummins, Inc	175,744
3,661		Danaher Corp	369,761
1,749		Deere & Co	141,739
377		Dover Corp	26,134
2,685		Eaton Corp	160,375
72		EnerSys	4,282
139	*	Esterline Technologies Corp	8,623
1,324		Fastenal Co	58,772
164		Graco, Inc	12,954
117		Hexcel Corp	4,872
2,805		Illinois Tool Works, Inc	292,169
1,107		Ingersoll-Rand plc	70,494
166		Lincoln Electric Holdings, Inc	9,807
3,766		Masco Corp	116,520
400	*	Meritor, Inc	2,880
1,418		Owens Corning, Inc	73,055
2,211		Paccar, Inc	114,685
294		Parker Hannifin Corp	31,767
882		Pentair plc	51,412
934	*	Quanta Services, Inc	21,594
519		Rockwell Automation, Inc	59,592
606		Rockwell Collins, Inc	51,595
340		Roper Industries, Inc	57,990
55		TAL International Group, Inc	737
131		Tennant Co	7,057
143		Timken Co	4,384
893	*	TransDigm Group, Inc	235,475
259	*	United Rentals, Inc	17,379
26		W.W. Grainger, Inc	5,908
179		Woodward Governor Co	10,318
86		Xylem, Inc	3,840

		TOTAL CAPITAL GOODS	3,033,059

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
2,963	*	ACCO Brands Corp	30,608
93		CEB, Inc	5,736
1,382	*	Copart, Inc	67,732
245		Deluxe Corp	16,261
669		Dun & Bradstreet Corp	81,511
726		Equifax, Inc	93,218
118		Exponent, Inc	6,892
366		Heidrick & Struggles International, Inc	6,178
168		HNI Corp	7,810
73	*	IHS, Inc (Class A)	8,440

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

74		Insperity, Inc	$5,715
190		Interface, Inc	2,898
291		Manpower, Inc	18,723
1,111		R.R. Donnelley & Sons Co	18,798
1,175		Robert Half International, Inc	44,838
160	*	RPX Corp	1,467
282		Tetra Tech, Inc	8,670
907		Waste Management, Inc	60,107

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	485,602

CONSUMER DURABLES & APPAREL - 1.3%
200		Callaway Golf Co	2,042
10		Columbia Sportswear Co	575
14	*	Deckers Outdoor Corp	805
616		Hanesbrands, Inc	15,480
13		Hasbro, Inc	1,092
355	*	Kate Spade & Co	7,317
3,914		Mattel, Inc	122,469
72	*	Meritage Homes Corp	2,703
95	*	Mohawk Industries, Inc	18,027
200		Movado Group, Inc	4,336
6,548		Nike, Inc (Class B)	361,450
71	*	Tempur-Pedic International, Inc	3,928
2		Tupperware Corp	113
681	*	Under Armour, Inc (Class A)	27,328
965		VF Corp	59,338
58		Whirlpool Corp	9,665

		TOTAL CONSUMER DURABLES & APPAREL	636,668

CONSUMER SERVICES - 2.6%
55		Bob Evans Farms, Inc	2,087
200		Brinker International, Inc	9,106
666		Choice Hotels International, Inc	31,715
800		Darden Restaurants, Inc	50,672
13		DineEquity, Inc	1,102
60		Dunkin Brands Group, Inc	2,617
394		Interval Leisure Group, Inc	6,265
2,630		Marriott International, Inc (Class A)	174,790
3,722		McDonald’s Corp	447,906
247	*	Popeyes Louisiana Kitchen, Inc	13,496
333		Royal Caribbean Cruises Ltd	22,361
410	*	ServiceMaster Global Holdings, Inc	16,318
177		Sonic Corp	4,788
7,281		Starbucks Corp	415,891
916		Starwood Hotels & Resorts Worldwide, Inc	67,738
6		Vail Resorts, Inc	829

		TOTAL CONSUMER SERVICES	1,267,681

DIVERSIFIED FINANCIALS - 5.7%
445	*	Ally Financial, Inc	7,596
4,713		American Express Co	286,362
8,230		Bank of New York Mellon Corp	319,735
923		BlackRock, Inc	316,155
9,468		Charles Schwab Corp	239,635
2,462		CME Group, Inc	239,799
86	*	Credit Acceptance Corp	15,917
4,703		Discover Financial Services	252,034
49		Factset Research Systems, Inc	7,910
3,369		Franklin Resources, Inc	112,423
221	*	Green Dot Corp	5,081
1,022		IntercontinentalExchange Group, Inc	261,591
3,135		Invesco Ltd	80,068
466		Janus Capital Group, Inc	6,487
566		Legg Mason, Inc	16,691
785		NASDAQ OMX Group, Inc	50,766

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,726		Northern Trust Corp	$246,885
3,559		State Street Corp	191,901
1,363		T Rowe Price Group, Inc	99,458

		TOTAL DIVERSIFIED FINANCIALS	2,756,494

ENERGY - 7.1%
2,538		Apache Corp	141,290
49		Archrock, Inc	462
1,867		Baker Hughes, Inc	84,258
1,540	*	Callon Petroleum Co	17,294
56		CARBO Ceramics, Inc	734
1,640	*	Cheniere Energy, Inc	61,582
667		Cimarex Energy Co	79,586
2,376	*	Clean Energy Fuels Corp	8,245
4,007		Columbia Pipeline Group, Inc	102,138
299	*	Concho Resources, Inc	35,662
2,944		ConocoPhillips	128,358
2,050	*	Continental Resources, Inc	92,804
2,704	*	Devon Energy Corp	98,020
3,732		EOG Resources, Inc	311,323
571		EQT Corp	44,213
25	*	FMC Technologies, Inc	667
2,676		Hess Corp	160,828
5,353		Kinder Morgan, Inc	100,208
3,719		Marathon Oil Corp	55,822
3,838		Marathon Petroleum Corp	145,690
22	*	Matrix Service Co	363
3,642		National Oilwell Varco, Inc	122,553
347	*	Natural Gas Services Group, Inc	7,946
2,245		Noble Energy, Inc	80,528
4,039		Occidental Petroleum Corp	305,187
4		Oceaneering International, Inc	119
2	*	Oil States International, Inc	66
904		Oneok, Inc	42,895
193	*	PDC Energy, Inc	11,119
3,400		Phillips 66	269,756
1,135		Pioneer Natural Resources Co	171,623
12		Range Resources Corp	518
3,369		Schlumberger Ltd	266,421
5	*	SEACOR Holdings, Inc	290
113		SM Energy Co	3,051
398	*	Southwestern Energy Co	5,007
6,683		Spectra Energy Corp	244,798
893		Superior Energy Services	16,440
174		Tesoro Corp	13,036
133	*	Unit Corp	2,069
1,574		Valero Energy Corp	80,274
5,451	*	Weatherford International Ltd	30,253
1,069		Western Refining, Inc	22,053
3,436		Williams Cos, Inc	74,321

		TOTAL ENERGY	3,439,870

FOOD & STAPLES RETAILING - 0.1%
256		Casey’s General Stores, Inc	33,667
128		Spartan Stores, Inc	3,914
1,024		Whole Foods Market, Inc	32,788

		TOTAL FOOD & STAPLES RETAILING	70,369

FOOD, BEVERAGE & TOBACCO - 5.5%
286		Bunge Ltd	16,917
1,966		Campbell Soup Co	130,798
9,844		Coca-Cola Co	446,228
151	*	Darling International, Inc	2,250
580		Dr Pepper Snapple Group, Inc	56,045

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

127		Flowers Foods, Inc	$2,381
4,760		General Mills, Inc	339,483
1,613		Hormel Foods Corp	59,036
3,206		Kellogg Co	261,770
3,914		Kraft Heinz Co	346,311
97	*	Landec Corp	1,044
585		Mead Johnson Nutrition Co	53,089
8,635		Mondelez International, Inc	392,979
5,342		PepsiCo, Inc	565,931

		TOTAL FOOD, BEVERAGE & TOBACCO	2,674,262

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
440	*	Acadia Healthcare Co, Inc	24,376
537	*	Alere, Inc	22,382
79	*	Align Technology, Inc	6,363
844	*	Amedisys, Inc	42,605
1,730		AmerisourceBergen Corp	137,224
389	*	AMN Healthcare Services, Inc	15,548
55	*	Amsurg Corp	4,265
1,596		Anthem, Inc	209,619
784	*	athenahealth, Inc	108,200
702	*	AtriCure, Inc	9,919
1,865		Becton Dickinson & Co	316,285
386	*	Brookdale Senior Living, Inc	5,960
650	*	Capital Senior Living Corp	11,486
2,751		Cardinal Health, Inc	214,606
963	*	Centene Corp	68,729
2,506	*	Cerus Corp	15,637
41		Chemed Corp	5,589
1,939		Cigna Corp	248,173
97		Computer Programs & Systems, Inc	3,872
118		DENTSPLY SIRONA, Inc	7,321
1,114	*	Edwards Lifesciences Corp	111,099
434	*	ExamWorks Group, Inc	15,125
1,269	*	GenMark Diagnostics, Inc	11,040
875	*	Healthways, Inc	10,106
147	*	Henry Schein, Inc	25,990
84	*	HMS Holdings Corp	1,479
501	*	Hologic, Inc	17,335
1,038		Humana, Inc	186,715
85	*	Integer Holding Corp	2,629
133	*	Laboratory Corp of America Holdings	17,326
428	*	LDR Holding Corp	15,815
389	*	LHC Group, Inc	16,836
548	*	LifePoint Hospitals, Inc	35,823
436	*	Molina Healthcare, Inc	21,756
645	*	Omnicell, Inc	22,078
1,080	*	OraSure Technologies, Inc	6,383
61		Owens & Minor, Inc	2,280
634		Patterson Cos, Inc	30,362
580	*	PharMerica Corp	14,303
324	*	Premier, Inc	10,595
321	*	Providence Service Corp	14,406
180		Resmed, Inc	11,381
238	*	Surgical Care Affiliates, Inc	11,345
111	*	Triple-S Management Corp (Class B)	2,712
1,177		Universal American Corp	8,922
340		US Physical Therapy, Inc	20,471
516	*	Vascular Solutions, Inc	21,497
775	*	Vocera Communications, Inc	9,959

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,153,927

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
5		Clorox Co	$692
4,937		Colgate-Palmolive Co	361,389
712		Estee Lauder Cos (Class A)	64,806
986		Kimberly-Clark Corp	135,555
350		Medifast, Inc	11,645
330		Natural Health Trends Corp	9,303
8,717		Procter & Gamble Co	738,068

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,321,458

INSURANCE - 3.9%
4,324		Aflac, Inc	312,020
105		Arthur J. Gallagher & Co	4,998
959		Aspen Insurance Holdings Ltd	44,478
312		Axis Capital Holdings Ltd	17,160
2,875		Chubb Ltd	375,791
2,226		Hartford Financial Services Group, Inc	98,790
2,927		Marsh & McLennan Cos, Inc	200,382
2,170		Principal Financial Group	89,209
14		ProAssurance Corp	750
4,725		Progressive Corp	158,287
3,438		Prudential Financial, Inc	245,267
233		RenaissanceRe Holdings Ltd	27,364
124		Stewart Information Services Corp	5,135
2,581		Travelers Cos, Inc	307,242

		TOTAL INSURANCE	1,886,873

MATERIALS - 4.0%
1,998		Air Products & Chemicals, Inc	283,796
59		Albemarle Corp	4,679
47		Aptargroup, Inc	3,719
1,283		Avery Dennison Corp	95,904
549		Ball Corp	39,687
6		Bemis Co, Inc	309
64		Carpenter Technology Corp	2,108
456		Celanese Corp (Series A)	29,845
699	*	Century Aluminum Co	4,425
18	*	Clearwater Paper Corp	1,177
1,284		Commercial Metals Co	21,700
110		Compass Minerals International, Inc	8,161
344		Eastman Chemical Co	23,358
2,527		Ecolab, Inc	299,702
265	*	Flotek Industries, Inc	3,498
695		H.B. Fuller Co	30,573
182		Innophos Holdings, Inc	7,682
72		International Flavors & Fragrances, Inc	9,077
1,738		International Paper Co	73,656
1,436	*	Louisiana-Pacific Corp	24,915
2,755		LyondellBasell Industries AF S.C.A	205,027
394		Minerals Technologies, Inc	22,379
752		Mosaic Co	19,687
3,778		Nucor Corp	186,671
121		PolyOne Corp	4,264
2,291		Praxair, Inc	257,486
102		Reliance Steel & Aluminum Co	7,844
604		Royal Gold, Inc	43,500
157		Sealed Air Corp	7,217
318		Sherwin-Williams Co	93,387
586	*	Stillwater Mining Co	6,950
69	*	Trinseo S.A.	2,962
1,333		WestRock Co	51,814
876	*	Worthington Industries, Inc	37,055

		TOTAL MATERIALS	1,914,214

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

MEDIA - 3.1%
1,453	*	Charter Communications, Inc	$332,214
156		Cinemark Holdings, Inc	5,688
1,162		Clear Channel Outdoor Holdings, Inc (Class A)	7,228
2,316	*	Discovery Communications, Inc (Class A)	58,433
3,954	*	Discovery Communications, Inc (Class C)	94,303
496	*	DreamWorks Animation SKG, Inc (Class A)	20,271
1,519		Entravision Communications Corp (Class A)	10,208
83		John Wiley & Sons, Inc (Class A)	4,331
135	*	Liberty Broadband Corp (Class A)	8,019
2,180		New York Times Co (Class A)	26,378
149		Scripps Networks Interactive (Class A)	9,278
610		Sinclair Broadcast Group, Inc (Class A)	18,214
4,680		Time Warner, Inc	344,167
5,906		Walt Disney Co	577,725

		TOTAL MEDIA	1,516,457

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.1%
430	*	Acadia Pharmaceuticals, Inc	13,958
3,090		Agilent Technologies, Inc	137,072
1,264	*	Akorn, Inc	36,005
1,080	*	Alexion Pharmaceuticals, Inc	126,101
3,028		Amgen, Inc	460,710
521	*	Ariad Pharmaceuticals, Inc	3,850
963	*	Biogen Idec, Inc	232,873
589	*	BioMarin Pharmaceutical, Inc	45,824
24		Bio-Techne Corp	2,707
346	*	Bluebird Bio, Inc	14,978
6,864		Bristol-Myers Squibb Co	504,847
502	*	Cambrex Corp	25,968
3,289	*	Celgene Corp	324,394
629	*	Cempra, Inc	10,372
555	*	Cepheid, Inc	17,066
1,163	*	Depomed, Inc	22,818
5,386		Gilead Sciences, Inc	449,300
969	*	Immunomedics, Inc	2,248
343	*	Inovio Pharmaceuticals, Inc	3,169
414	*	Intra-Cellular Therapies, Inc	16,071
168	*	Ionis Pharmaceuticals, Inc	3,913
7,925		Johnson & Johnson	961,303
221	*	Kite Pharma, Inc	11,050
10,259		Merck & Co, Inc	591,021
23	*	Mettler-Toledo International, Inc	8,393
1,190	*	MiMedx Group, Inc	9,496
1,888	*	Nektar Therapeutics	26,866
1,079	*	Opko Health, Inc	10,078
122		PerkinElmer, Inc	6,395
410	*	Prestige Brands Holdings, Inc	22,714
485	*	Prothena Corp plc	16,956
121	*	Quintiles Transnational Holdings, Inc	7,904
580	*	Relypsa, Inc	10,730
238	*	Repligen Corp	6,512
50	*	Sage Therapeutics, Inc	1,507
1,256	*	Sangamo Biosciences, Inc	7,272
902	*	Sarepta Therapeutics, Inc	17,201
743	*	Sucampo Pharmaceuticals, Inc (Class A)	8,151
138	*	TESARO, Inc	11,599
2,413		Thermo Electron Corp	356,545
1,340	*	Vertex Pharmaceuticals, Inc	115,267
380	*	Waters Corp	53,447
1,776	*	Xenoport, Inc	12,503
3,256		Zoetis Inc	154,530

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,881,684

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 5.1%
203		American Campus Communities, Inc	$10,733
3,088		American Tower Corp	350,828
10,301		Annaly Capital Management, Inc	114,032
961		Boston Properties, Inc	126,756
1,526	*	CBRE Group, Inc	40,408
339		Coresite Realty	30,066
2,671		Crown Castle International Corp	270,920
64		Digital Realty Trust, Inc	6,975
165		Douglas Emmett, Inc	5,861
1,687		Duke Realty Corp	44,975
411		Equinix, Inc	159,357
29		Equity One, Inc	933
1,322		Equity Residential	91,059
1,212		First Industrial Realty Trust, Inc	33,718
4,150		HCP, Inc	146,827
89		Healthcare Realty Trust, Inc	3,114
4,187		Host Marriott Corp	67,871
625		Iron Mountain, Inc	24,894
15		Jones Lang LaSalle, Inc	1,462
14		Kilroy Realty Corp	928
325		Liberty Property Trust	12,909
488		Macerich Co	41,670
3,895		Prologis, Inc	191,011
765		Ryman Hospitality Properties	38,747
1,742		Simon Property Group, Inc	377,840
860		Ventas, Inc	62,625
798		Vornado Realty Trust	79,896
17		Washington REIT	535
1,384		Welltower, Inc	105,419
149		Weyerhaeuser Co	4,436

		TOTAL REAL ESTATE	2,446,805

RETAILING - 3.7%
3,619	*	1-800-FLOWERS.COM, Inc (Class A)	32,643
77		Aaron’s, Inc	1,686
1,224		American Eagle Outfitters, Inc	19,498
318	*	AutoZone, Inc	252,441
1,626	*	Bed Bath & Beyond, Inc	70,276
1,193		Best Buy Co, Inc	36,506
62	*	Cabela’s, Inc	3,104
852	*	Carmax, Inc	41,774
8		Chico’s FAS, Inc	86
434		Dollar General Corp	40,796
1,280	*	FTD Cos, Inc	31,949
3,503		Gap, Inc	74,334
259		GNC Holdings, Inc	6,291
4,026	*	Groupon, Inc	13,084
270		HSN, Inc	13,211
1,923		Kohl’s Corp	72,920
202	*	LKQ Corp	6,403
5,010		Lowe’s Companies, Inc	396,642
2,986	*	NetFlix, Inc	273,159
701		Nordstrom, Inc	26,673
1,890	*	Office Depot, Inc	6,256
69		Outerwall, Inc	2,898
1,304	*	Overstock.com, Inc	21,007
278		Pier 1 Imports, Inc	1,429
2,457		Ross Stores, Inc	139,287
503	*	Shutterfly, Inc	23,445
3,901		Staples, Inc	33,627
135		Tiffany & Co	8,186
170		Tractor Supply Co	15,501
401	*	Ulta Salon Cosmetics & Fragrance, Inc	97,700

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

804	*	Wayfair, Inc	$31,356
7		Williams-Sonoma, Inc	365
117		Winmark Corp	11,661

		TOTAL RETAILING	1,806,194

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
652	*	Advanced Micro Devices, Inc	3,351
428		Analog Devices, Inc	24,242
11,602		Applied Materials, Inc	278,100
125	*	Cirrus Logic, Inc	4,849
16,937		Intel Corp	555,534
227		Lam Research Corp	19,081
111		Microchip Technology, Inc	5,634
2,773		Nvidia Corp	130,359
2,778	*	ON Semiconductor Corp	24,502
842		Skyworks Solutions, Inc	53,282
723	*	SunPower Corp	11,199
6,178		Texas Instruments, Inc	387,052

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,497,185

SOFTWARE & SERVICES - 13.3%
3,346		Accenture plc	379,068
756	*	Actua Corp	6,827
805	*	Alphabet, Inc (Class A)	566,342
822	*	Alphabet, Inc (Class C)	568,906
2,820	*	Angie’s List, Inc	18,358
1,582	*	Autodesk, Inc	85,649
2,226		Automatic Data Processing, Inc	204,503
438		Blackbaud, Inc	29,740
3,838		CA, Inc	126,002
31	*	Cimpress NV	2,867
179	*	Citrix Systems, Inc	14,336
4,889	*	Cognizant Technology Solutions Corp (Class A)	279,846
505	*	comScore, Inc	12,059
155		Convergys Corp	3,875
172		CSG Systems International, Inc	6,933
532	*	Ellie Mae, Inc	48,758
54		Fair Isaac Corp	6,103
2,628	*	Glu Mobile, Inc	5,782
121	*	Infoblox, Inc	2,270
3,464		International Business Machines Corp	525,766
2,772		Intuit, Inc	309,383
812		j2 Global, Inc	51,294
221		Jack Henry & Associates, Inc	19,287
60	*	LogMeIn, Inc	3,806
591	*	Manhattan Associates, Inc	37,901
587	*	Marketo, Inc	20,439
4,577		MasterCard, Inc (Class A)	403,051
17,430		Microsoft Corp	891,893
11,747	*	Monster Worldwide, Inc	28,075
189	*	NeuStar, Inc (Class A)	4,443
12,371		Oracle Corp	506,345
1,429	*	Perficient, Inc	29,023
417	*	Qualys, Inc	12,431
505	*	Quotient Technology, Inc	6,772
176	*	RingCentral, Inc	3,471
4,357	*	Salesforce.com, Inc	345,989
1,102	*	ServiceSource International LLC	4,441
92	*	SPS Commerce, Inc	5,575
204	*	Sykes Enterprises, Inc	5,908
7,639		Symantec Corp	156,905
118	*	Syntel, Inc	5,341
214	*	Teradata Corp	5,365
353	*	Tyler Technologies, Inc	58,849
166	*	Ultimate Software Group, Inc	34,908

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

150	*	Unisys Corp	$1,092
496	*	Vasco Data Security International	8,129
2,026	*	Website Pros, Inc	36,833
1,209	*	Workday, Inc	90,276
18,543		Xerox Corp	175,973
8,075	*	Yahoo!, Inc	303,297

		TOTAL SOFTWARE & SERVICES	6,460,485

TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
41		Belden CDT, Inc	2,475
147	*	Benchmark Electronics, Inc	3,109
18,837		Cisco Systems, Inc	540,434
42		Cognex Corp	1,810
3,180		Corning, Inc	65,126
800	*	Cray, Inc	23,936
12,519		EMC Corp	340,141
1,050	*	Finisar Corp	18,385
10,568		Hewlett Packard Enterprise Co	193,077
11,081		HP, Inc	139,067
1,760		Ingram Micro, Inc (Class A)	61,213
169		InterDigital, Inc	9,410
306	*	IPG Photonics Corp	24,480
14	*	Itron, Inc	603
462		Jabil Circuit, Inc	8,533
554		Lexmark International, Inc (Class A)	20,913
1,584		Motorola, Inc	104,496
209	*	Netgear, Inc	9,936
18		Plantronics, Inc	792
494	*	QLogic Corp	7,282
323	*	Super Micro Computer, Inc	8,027
123	*	Tech Data Corp	8,838
184	*	TTM Technologies, Inc	1,386
155	*	Universal Display Corp	10,509

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,603,978

TELECOMMUNICATION SERVICES - 2.2%
1,016	*	Boingo Wireless, Inc	9,063
6,621		CenturyTel, Inc	192,075
1,541	*	Cincinnati Bell, Inc	7,043
194		IDT Corp (Class B)	2,753
441	*	Iridium Communications, Inc	3,916
635	*	Level 3 Communications, Inc	32,696
13,000	*	Sprint Corp	58,890
13,385		Verizon Communications, Inc	747,418
1,213	*	Vonage Holdings Corp	7,399

		TOTAL TELECOMMUNICATION SERVICES	1,061,253

TRANSPORTATION - 2.6%
34		Allegiant Travel Co	5,151
786	*	Avis Budget Group, Inc	25,333
6		CH Robinson Worldwide, Inc	445
3,738		CSX Corp	97,487
2,618		Delta Air Lines, Inc	95,374
176	*	Echo Global Logistics, Inc	3,946
1,032		Norfolk Southern Corp	87,854
6		Ryder System, Inc	367
6,340		Southwest Airlines Co	248,591
15	*	Spirit Airlines, Inc	673
3,505		Union Pacific Corp	305,811
3,462		United Parcel Service, Inc (Class B)	372,927

		TOTAL TRANSPORTATION	1,243,959

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

UTILITIES - 3.2%
102	American Water Works Co, Inc	$8,620
1,832	Centerpoint Energy, Inc	43,968
3,301	Consolidated Edison, Inc	265,532
2,560	Dominion Resources, Inc	199,501
2,735	Eversource Energy	163,827
4	ITC Holdings Corp	187
220	New Jersey Resources Corp	8,481
1,469	Piedmont Natural Gas Co, Inc	88,316
3	Pinnacle West Capital Corp	243
1,611	Public Service Enterprise Group, Inc	75,089
2,024	Sempra Energy	230,776
701	South Jersey Industries, Inc	22,166
6,471	Southern Co	347,040
923	WEC Energy Group, Inc	60,272
280	WGL Holdings, Inc	19,821
879	Xcel Energy, Inc	39,362

	TOTAL UTILITIES	1,573,201

	TOTAL COMMON STOCKS (Cost $32,546,698)	48,423,187

	TOTAL INVESTMENTS - 99.9% (Cost $32,546,698)	48,423,187
	OTHER ASSETS & LIABILITIES, NET - 0.1%	61,511

	NET ASSETS - 100.0%	$48,484,698

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 103.2%

AUTOMOBILES & COMPONENTS - 1.0%
1,167	*	American Axle & Manufacturing Holdings, Inc	$16,898
3,381		BorgWarner, Inc	99,807
852		Cooper Tire & Rubber Co	25,407
206	*	Cooper-Standard Holding, Inc	16,272
2,301		Dana Holding Corp	24,298
4,220		Delphi Automotive plc	264,172
394	*	Dorman Products, Inc	22,537
349		Drew Industries, Inc	29,609
425	*	Federal Mogul Corp (Class A)	3,532
59,913		Ford Motor Co	753,106
350	*	Fox Factory Holding Corp	6,079
21,699		General Motors Co	614,082
4,344		Gentex Corp	67,115
573	*	Gentherm, Inc	19,625
4,116		Goodyear Tire & Rubber Co	105,617
2,795	e	Harley-Davidson, Inc	126,613
259	*	Horizon Global Corp	2,940
10,011		Johnson Controls, Inc	443,087
1,145		Lear Corp	116,515
239		Metaldyne Performance Group, Inc	3,286
671	*	Modine Manufacturing Co	5,905
292	*	Motorcar Parts of America, Inc	7,937
514		Spartan Motors, Inc	3,218
330		Standard Motor Products, Inc	13,127
449	*	Stoneridge, Inc	6,708
47		Strattec Security Corp	1,916
383		Superior Industries International, Inc	10,257
866	*	Tenneco, Inc	40,364
1,810	*,e	Tesla Motors, Inc	384,227
727		Thor Industries, Inc	47,066
321		Tower International, Inc	6,606
97		Unique Fabricating, Inc	1,299
526		Visteon Corp	34,616
438		Winnebago Industries, Inc	10,039
196	*,e	Workhorse Group, Inc	1,343

		TOTAL AUTOMOBILES & COMPONENTS	3,335,225

BANKS - 5.7%
235		1st Source Corp	7,612
101		Access National Corp	1,971
95	e	ACNB Corp	2,385
166	*,e	Allegiance Bancshares, Inc	4,130
98		American National Bankshares, Inc	2,468
518		Ameris Bancorp	15,385
129	e	Ames National Corp	3,460
499		Apollo Residential Mortgage	6,687
165		Arrow Financial Corp	4,998
2,308		Associated Banc-Corp	39,582
1,407		Astoria Financial Corp	21,569
263	*,e	Atlantic Capital Bancshares, Inc	3,803
120	*	Avenue Financial Holdings, Inc	2,358
697		Banc of California, Inc	12,616
130		Bancfirst Corp	7,842
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	12,216
1,326		Bancorpsouth, Inc	30,087
838		Bank Mutual Corp	6,436

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

159,194		Bank of America Corp	$2,112,504
693		Bank of Hawaii Corp	47,678
87		Bank of Marin Bancorp	4,208
1,320	e	Bank of the Ozarks, Inc	49,526
300		BankFinancial Corp	3,597
1,535		BankUnited	47,155
81	e	Bankwell Financial Group, Inc	1,787
463		Banner Corp	19,696
89		Bar Harbor Bankshares	3,124
12,386		BB&T Corp	441,065
1,187		BBCN Bancorp, Inc	17,710
276	e	Bear State Financial, Inc	2,603
1,199	*	Beneficial Bancorp, Inc	15,251
477		Berkshire Hills Bancorp, Inc	12,841
400		Blue Hills Bancorp, Inc	5,904
681		BNC Bancorp	15,466
929	*,e	BofI Holding, Inc	16,453
421	e	BOK Financial Corp	26,397
1,073		Boston Private Financial Holdings, Inc	12,640
254		Bridge Bancorp, Inc	7,214
1,046		Brookline Bancorp, Inc	11,537
253		Bryn Mawr Bank Corp	7,388
124	*	BSB Bancorp, Inc	2,809
49		C&F Financial Corp	2,193
89	*	C1 Financial, Inc	2,076
159		Camden National Corp	6,678
321		Capital Bank Financial Corp	9,245
156		Capital City Bank Group, Inc	2,172
1,964		Capitol Federal Financial	27,398
459		Cardinal Financial Corp	10,070
157	e	Carolina Financial Corp	2,933
478	*	Cascade Bancorp	2,648
1,137		Cathay General Bancorp	32,063
659		Centerstate Banks of Florida, Inc	10,379
470		Central Pacific Financial Corp	11,092
129		Central Valley Community Bancorp	1,806
47		Century Bancorp, Inc	1,990
244		Charter Financial Corp	3,240
629		Chemical Financial Corp	23,455
46	e	Chemung Financial Corp	1,350
3,072		CIT Group, Inc	98,028
45,476		Citigroup, Inc	1,927,728
167		Citizens & Northern Corp	3,377
7,324		Citizens Financial Group, Inc	146,334
211		City Holding Co	9,594
623		Clifton Bancorp, Inc	9,389
194		CNB Financial Corp	3,453
534		CoBiz, Inc	6,248
116		Codorus Valley Bancorp, Inc	2,363
892		Columbia Banking System, Inc	25,030
2,746		Comerica, Inc	112,943
1,281		Commerce Bancshares, Inc	61,360
709		Community Bank System, Inc	29,133
222		Community Trust Bancorp, Inc	7,695
204	*,e	CommunityOne Bancorp	2,579
422		ConnectOne Bancorp, Inc	6,621
77	e	County Bancorp, Inc	1,588
246	*	CU Bancorp	5,592
833	e	Cullen/Frost Bankers, Inc	53,087
384	*	Customers Bancorp, Inc	9,650
1,534		CVB Financial Corp	25,142
451		Dime Community Bancshares	7,672
466	*	Eagle Bancorp, Inc	22,419
2,212		East West Bancorp, Inc	75,606
104		Enterprise Bancorp, Inc	2,495
294		Enterprise Financial Services Corp	8,200

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

75	*	Equity Bancshares, Inc	$1,660
127		ESSA Bancorp, Inc	1,702
1,151	*	Essent Group Ltd	25,103
1,397		EverBank Financial Corp	20,759
102		Farmers Capital Bank Corp	2,790
378		Farmers National Banc Corp	3,326
459	*	FCB Financial Holdings, Inc	15,606
115		Federal Agricultural Mortgage Corp (Class C)	4,004
321		Fidelity Southern Corp	5,030
11,809		Fifth Third Bancorp	207,720
202		Financial Institutions, Inc	5,266
264		First Bancorp (NC)	4,641
1,859	*	First Bancorp (Puerto Rico)	7,380
162		First Bancorp, Inc	3,489
480		First Busey Corp	10,267
302		First Business Financial Services, Inc	7,088
115		First Citizens Bancshares, Inc (Class A)	29,775
1,371		First Commonwealth Financial Corp	12,613
242		First Community Bancshares, Inc	5,430
192	*,e	First Community Financial Partners, Inc	1,690
240		First Connecticut Bancorp	3,974
120		First Defiance Financial Corp	4,662
943		First Financial Bancorp	18,341
1,045	e	First Financial Bankshares, Inc	34,266
188		First Financial Corp	6,885
130		First Financial Northwest, Inc	1,726
204	*	First Foundation, Inc	4,386
3,378		First Horizon National Corp	46,549
85	e	First Internet Bancorp	2,025
284		First Interstate Bancsystem, Inc	7,980
623		First Merchants Corp	15,531
93	e	First Mid-Illinois Bancshares, Inc	2,325
1,226		First Midwest Bancorp, Inc	21,529
221	*	First NBC Bank Holding Co	3,711
5,356		First Niagara Financial Group, Inc	52,167
158	*	First Northwest Bancorp	2,013
214		First of Long Island Corp	6,135
2,118		First Republic Bank	148,239
2,597		FirstMerit Corp	52,641
298	*	Flagstar Bancorp, Inc	7,274
358		Flushing Financial Corp	7,117
3,222		FNB Corp	40,404
185		Fox Chase Bancorp, Inc	3,763
206	*	Franklin Financial Network, Inc	6,460
2,637		Fulton Financial Corp	35,599
217		German American Bancorp, Inc	6,937
1,172		Glacier Bancorp, Inc	31,152
161		Great Southern Bancorp, Inc	5,952
849		Great Western Bancorp, Inc	26,777
305	*	Green Bancorp, Inc	2,660
185		Guaranty Bancorp	3,089
1,231		Hancock Holding Co	32,141
484		Hanmi Financial Corp	11,369
429		Heartland Financial USA, Inc	15,139
391		Heritage Commerce Corp	4,117
434		Heritage Financial Corp	7,630
385		Heritage Oaks Bancorp	3,057
1,144	*	Hilltop Holdings, Inc	24,013
22		Hingham Institution for Savings	2,704
89		Home Bancorp, Inc	2,445
1,887		Home Bancshares, Inc	37,344
314	*	HomeStreet, Inc	6,255
265	*	HomeTrust Bancshares, Inc	4,902
167		Horizon Bancorp	4,198
12,251		Huntington Bancshares, Inc	109,524
620		IBERIABANK Corp	37,033

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

119	*,e	Impac Mortgage Holdings, Inc	$1,866
399		Independent Bank Corp (MA)	18,234
308		Independent Bank Corp (MI)	4,469
170		Independent Bank Group, Inc	7,295
843		International Bancshares Corp	21,994
4,574		Investors Bancorp, Inc	50,680
56,386		JPMorgan Chase & Co	3,503,826
1,407		Kearny Financial Corp	17,700
12,957		Keycorp	143,175
116		Lake Sunapee Bank Group	1,985
584		Lakeland Bancorp, Inc	6,646
350		Lakeland Financial Corp	16,453
141		LCNB Corp	2,228
693		LegacyTexas Financial Group, Inc	18,649
98	*,e	LendingTree, Inc	8,656
310		Live Oak Bancshares, Inc	4,374
2,310		M&T Bank Corp	273,111
400	e	Macatawa Bank Corp	2,968
318		MainSource Financial Group, Inc	7,012
1,081		MB Financial, Inc	39,219
283		MBT Financial Corp	2,264
226		Mercantile Bank Corp	5,392
87		Merchants Bancshares, Inc	2,652
879		Meridian Bancorp, Inc	12,992
123		Meta Financial Group, Inc	6,268
5,214	*	MGIC Investment Corp	31,023
77	e	Middleburg Financial Corp	2,094
62	*	Midland States Bancorp, Inc	1,345
113		MidWestOne Financial Group, Inc	3,227
79		MutualFirst Financial, Inc	2,161
653		National Bank Holdings Corp	13,295
109	e	National Bankshares, Inc	3,806
128	*,e	National Commerce Corp	2,985
569	*,e	Nationstar Mortgage Holdings, Inc	6,407
636		NBT Bancorp, Inc	18,209
7,092		New York Community Bancorp, Inc	106,309
112	*	Nicolet Bankshares, Inc	4,265
644	*	NMI Holdings, Inc	3,529
643		Northfield Bancorp, Inc	9,536
104		Northrim BanCorp, Inc	2,734
1,478		Northwest Bancshares, Inc	21,919
180		OceanFirst Financial Corp	3,271
596		OFG Bancorp	4,947
134		Old Line Bancshares, Inc	2,412
2,039		Old National Bancorp	25,549
432		Old Second Bancorp, Inc	2,951
261		Opus Bank	8,822
670		Oritani Financial Corp	10,713
111		Orrstown Financial Services, Inc	2,004
294		Pacific Continental Corp	4,619
241	*	Pacific Mercantile Bancorp	1,711
300	*	Pacific Premier Bancorp, Inc	7,200
1,832		PacWest Bancorp	72,877
205	e	Park National Corp	18,815
802		Park Sterling Bank	5,686
225		Peapack Gladstone Financial Corp	4,165
67	e	Penns Woods Bancorp, Inc	2,813
165	*	PennyMac Financial Services, Inc	2,061
261		Peoples Bancorp, Inc	5,687
101		Peoples Financial Services Corp	3,953
4,572		People’s United Financial, Inc	67,026
194		People’s Utah Bancorp	3,220
823	*	PHH Corp	10,962
612		Pinnacle Financial Partners, Inc	29,896
7,732		PNC Financial Services Group, Inc	629,307
1,622		Popular, Inc	47,525

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

188		Preferred Bank	$5,428
128		Premier Financial Bancorp, Inc	2,157
1,203		PrivateBancorp, Inc	52,968
1,046		Prosperity Bancshares, Inc	53,336
68	*,e	Provident Bancorp, Inc	1,049
94		Provident Financial Holdings, Inc	1,720
738		Provident Financial Services, Inc	14,494
170		QCR Holdings, Inc	4,622
3,307		Radian Group, Inc	34,459
19,150		Regions Financial Corp	162,966
622		Renasant Corp	20,109
120		Republic Bancorp, Inc (Class A)	3,316
496	*	Republic First Bancorp, Inc	2,138
499		S&T Bancorp, Inc	12,201
361		Sandy Spring Bancorp, Inc	10,491
445	*	Seacoast Banking Corp of Florida	7,227
363	e	ServisFirst Bancshares, Inc	17,929
185		Shore Bancshares, Inc	2,174
177		SI Financial Group, Inc	2,343
163		Sierra Bancorp	2,720
815	*	Signature Bank	101,810
451		Simmons First National Corp (Class A)	20,829
362		South State Corp	24,634
85	*	Southern First Bancshares, Inc	2,048
86		Southern Missouri Bancorp, Inc	2,024
169		Southern National Bancorp of Virginia, Inc	2,053
380		Southside Bancshares, Inc	11,753
265		Southwest Bancorp, Inc	4,486
541		State Bank & Trust Co	11,009
1,938		Sterling Bancorp/DE	30,427
315		Stock Yards Bancorp, Inc	8,892
179		Stonegate Bank	5,776
155		Suffolk Bancorp	4,853
127	e	Summit Financial Group, Inc	2,222
137	*	Sun Bancorp, Inc	2,830
7,753		SunTrust Banks, Inc	318,493
825	*	SVB Financial Group	78,507
1,928		Synovus Financial Corp	55,893
901		Talmer Bancorp Inc	17,272
2,235		TCF Financial Corp	28,273
150		Territorial Bancorp, Inc	3,970
720	*	Texas Capital Bancshares, Inc	33,667
890		TFS Financial Corp	15,326
434	*	The Bancorp, Inc	2,613
263		Tompkins Trustco, Inc	17,095
855	e	TowneBank	18,500
330		Trico Bancshares	9,108
296	*	Tristate Capital Holdings, Inc	4,064
207	*	Triumph Bancorp, Inc	3,312
1,387		Trustco Bank Corp NY	8,891
1,035		Trustmark Corp	25,720
688		UMB Financial Corp	36,608
3,528		Umpqua Holdings Corp	54,578
621		Union Bankshares Corp	15,345
60	e	Union Bankshares, Inc	2,182
1,086	e	United Bankshares, Inc	40,736
1,078		United Community Banks, Inc	19,717
680		United Community Financial Corp	4,134
770		United Financial Bancorp, Inc (New)	9,995
282		Univest Corp of Pennsylvania	5,928
25,145		US Bancorp	1,014,098
3,791		Valley National Bancorp	34,574
129	*	Veritex Holdings, Inc	2,067
422	*	Walker & Dunlop, Inc	9,613
637	*,e	Walter Investment Management Corp	1,758
1,293		Washington Federal, Inc	31,368

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

217		Washington Trust Bancorp, Inc	$8,229
119		WashingtonFirst Bankshares, Inc	2,572
384		Waterstone Financial, Inc	5,887
1,420		Webster Financial Corp	48,209
70,780		Wells Fargo & Co	3,350,017
549		WesBanco, Inc	17,046
239		West Bancorporation, Inc	4,443
498	e	Westamerica Bancorporation	24,531
1,438	*	Western Alliance Bancorp	46,951
222		Westfield Financial, Inc	1,709
1,094		Wilshire Bancorp, Inc	11,399
758		Wintrust Financial Corp	38,658
3,175	*	WMIH Corp	7,049
438		WSFS Financial Corp	14,099
769		Yadkin Financial Corp	19,294
72		Your Community Bankshares, Inc	2,676
2,937		Zions Bancorporation	73,807

		TOTAL BANKS	18,814,369

CAPITAL GOODS - 7.6%
9,111		3M Co	1,595,518
1,110		A.O. Smith Corp	97,802
619		Aaon, Inc	17,029
511		AAR Corp	11,927
865		Actuant Corp (Class A)	19,558
681		Acuity Brands, Inc	168,861
536	e	Advanced Drainage Systems, Inc	14,670
2,168	*	Aecom Technology Corp	68,877
522	*	Aegion Corp	10,184
908	*	Aerojet Rocketdyne Holdings, Inc	16,598
288	*	Aerovironment, Inc	8,006
1,067		AGCO Corp	50,288
1,500		Air Lease Corp	40,170
726		Aircastle Ltd	14,201
140		Alamo Group, Inc	9,236
428		Albany International Corp (Class A)	17,090
1,475		Allegion plc	102,409
91		Allied Motion Technologies, Inc	2,117
2,181		Allison Transmission Holdings, Inc	61,570
385		Altra Holdings, Inc	10,387
969	*	Ameresco, Inc	4,235
127		American Railcar Industries, Inc	5,013
105		American Science & Engineering, Inc	3,928
190	*	American Superconductor Corp	1,604
212	*	American Woodmark Corp	14,073
3,561		Ametek, Inc	164,625
438		Apogee Enterprises, Inc	20,301
567		Applied Industrial Technologies, Inc	25,594
244		Argan, Inc	10,180
367	*	Armstrong Flooring, Inc	6,221
642	*	Armstrong World Industries, Inc	25,134
288		Astec Industries, Inc	16,171
301	*	Astronics Corp	10,011
343		AZZ, Inc	20,573
699	*	Babcock & Wilcox Enterprises, Inc	10,268
770		Barnes Group, Inc	25,502
1,574		BE Aerospace, Inc	72,679
914	*	Beacon Roofing Supply, Inc	41,560
87	*	Blue Bird Corp	1,035
843	*	BMC Stock Holdings, Inc	15,022
9,256		Boeing Co	1,202,077
600		Briggs & Stratton Corp	12,708
1,286	*	Builders FirstSource, Inc	14,467
1,444		BWX Technologies, Inc	51,652
318		Caesarstone Sdot-Yam Ltd	11,054

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

346	*	CAI International, Inc	$2,595
966		Carlisle Cos, Inc	102,087
8,641		Caterpillar, Inc	655,074
467	*	Chart Industries, Inc	11,269
1,542		Chicago Bridge & Iron Co NV	53,399
248		CIRCOR International, Inc	14,134
719		Clarcor, Inc	43,737
1,520	*	Colfax Corp	40,219
262		Columbus McKinnon Corp	3,707
565		Comfort Systems USA, Inc	18,402
533	*	Continental Building Products Inc	11,849
753		Crane Co	42,710
225	*	CSW Industrials, Inc	7,337
352		Cubic Corp	14,136
2,440		Cummins, Inc	274,354
659		Curtiss-Wright Corp	55,521
9,284		Danaher Corp	937,684
4,847		Deere & Co	392,801
973	*	DigitalGlobe, Inc	20,812
1,968		Donaldson Co, Inc	67,620
296		Douglas Dynamics, Inc	7,616
2,372		Dover Corp	164,427
139	*	Ducommun, Inc	2,749
174	*,e	DXP Enterprises, Inc	2,598
473	*	Dycom Industries, Inc	42,456
199		Dynamic Materials Corp	2,139
7,057		Eaton Corp	421,515
930		EMCOR Group, Inc	45,812
9,914		Emerson Electric Co	517,114
295		Encore Wire Corp	10,998
241	*,e	Energous Corp	3,121
495	*	Energy Recovery, Inc	4,401
650		EnerSys	38,655
274		Engility Holdings, Inc	5,787
330		EnPro Industries, Inc	14,649
371		ESCO Technologies, Inc	14,818
456	*	Esterline Technologies Corp	28,290
4,438		Fastenal Co	197,003
743		Federal Signal Corp	9,570
2,007		Flowserve Corp	90,656
2,196		Fluor Corp	108,219
2,359		Fortune Brands Home & Security, Inc	136,751
709		Franklin Electric Co, Inc	23,432
165		Freightcar America, Inc	2,318
432	*,e	FuelCell Energy, Inc	2,687
618	e	GATX Corp	27,173
69	*	Gencor Industries, Inc	1,071
981	*	Generac Holdings, Inc	34,296
705		General Cable Corp	8,961
3,777		General Dynamics Corp	525,909
142,600		General Electric Co	4,489,048
472	*	Gibraltar Industries, Inc	14,901
312		Global Brass & Copper Holdings, Inc	8,514
253		Gorman-Rupp Co	6,935
854		Graco, Inc	67,457
128		Graham Corp	2,358
496		Granite Construction, Inc	22,593
890	*	Great Lakes Dredge & Dock Corp	3,880
414	e	Greenbrier Cos, Inc	12,060
654	e	Griffon Corp	11,026
450		H&E Equipment Services, Inc	8,563
187		Hardinge, Inc	1,881
1,243		Harsco Corp	8,254
549	*,e	HC2 Holdings, Inc	2,361
3,101	*	HD Supply Holdings, Inc	107,977
279		HEICO Corp	18,640

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

581		HEICO Corp (Class A)	$31,171
1,429		Hexcel Corp	59,504
900		Hillenbrand, Inc	27,036
11,784		Honeywell International, Inc	1,370,715
848		Hubbell, Inc	89,439
718		Huntington Ingalls	120,646
78		Hurco Cos, Inc	2,171
138		Hyster-Yale Materials Handling, Inc	8,210
1,173		IDEX Corp	96,303
111	*	IES Holdings, Inc	1,379
4,538		Illinois Tool Works, Inc	472,678
3,978		Ingersoll-Rand plc	253,319
267		Insteel Industries, Inc	7,634
1,338		ITT, Inc	42,789
1,849	*	Jacobs Engineering Group, Inc	92,099
436		John Bean Technologies Corp	26,692
1,507		Joy Global, Inc	31,858
148		Kadant, Inc	7,623
415		Kaman Corp	17,646
2,207		KBR, Inc	29,221
1,208		Kennametal, Inc	26,709
488	*,e	KEYW Holding Corp	4,851
781	*	KLX, Inc	24,211
600	*,e	Kratos Defense & Security Solutions, Inc	2,460
1,169		L-3 Communications Holdings, Inc	171,481
87	*	Lawson Products, Inc	1,728
285	*	Layne Christensen Co	2,308
613		Lennox International, Inc	87,414
942		Lincoln Electric Holdings, Inc	55,653
169	e	Lindsay Corp	11,468
4,066		Lockheed Martin Corp	1,009,059
289		LSI Industries, Inc	3,199
242	*	Lydall, Inc	9,332
1,952	e	Manitowoc Co, Inc	10,638
1,943	*	Manitowoc Foodservice, Inc	34,236
5,196		Masco Corp	160,764
513	*	Masonite International Corp	33,930
1,015	*	Mastec, Inc	22,655
600	*	Mercury Systems, Inc	14,916
1,339	*	Meritor, Inc	9,641
873	*	Middleby Corp	100,613
250	*	Milacron Holdings Corp	3,627
168		Miller Industries, Inc	3,459
491	*	Moog, Inc (Class A)	26,475
1,441	*	MRC Global, Inc	20,477
731		MSC Industrial Direct Co (Class A)	51,579
862		Mueller Industries, Inc	27,481
2,264		Mueller Water Products, Inc (Class A)	25,855
301	*	MYR Group, Inc	7,248
68		National Presto Industries, Inc	6,416
755	*,e	Navistar International Corp	8,826
446	*	NCI Building Systems, Inc	7,132
229	*	Neff Corp	2,503
442		NN, Inc	6,184
877		Nordson Corp	73,326
140	*	Nortek, Inc	8,303
2,578		Northrop Grumman Corp	573,038
1,637	*	NOW, Inc	29,695
108	*	NV5 Holdings, Inc	3,072
44		Omega Flex, Inc	1,674
907		Orbital ATK, Inc	77,222
386	*	Orion Marine Group, Inc	2,050
1,122		Oshkosh Truck Corp	53,531
1,809		Owens Corning, Inc	93,200
5,299		Paccar, Inc	274,859
2,064		Parker Hannifin Corp	223,015

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

232	*	Patrick Industries, Inc	$13,987
2,566		Pentair plc	149,572
692	*	Pgt, Inc	7,128
2,919	*,e	Plug Power, Inc	5,429
412	*	Ply Gem Holdings, Inc	6,003
125		Powell Industries, Inc	4,917
130	*	Power Solutions International, Inc	2,320
28		Preformed Line Products Co	1,131
613		Primoris Services Corp	11,604
380	*,e	Proto Labs, Inc	21,873
492		Quanex Building Products Corp	9,146
2,309	*	Quanta Services, Inc	53,384
551		Raven Industries, Inc	10,436
4,603		Raytheon Co	625,778
339	*	RBC Bearings, Inc	24,577
687		Regal-Beloit Corp	37,819
1,269	*	Rexnord Corp	24,910
2,008		Rockwell Automation, Inc	230,559
2,012		Rockwell Collins, Inc	171,302
1,517		Roper Industries, Inc	258,740
96	*	Rush Enterprises, Inc	1,996
520	*	Rush Enterprises, Inc (Class A)	11,206
604		Simpson Manufacturing Co, Inc	24,142
157	*	SiteOne Landscape Supply, Inc	5,336
873		Snap-On, Inc	137,777
1,007	*,e	SolarCity Corp	24,097
136	*	Sparton Corp	2,961
2,039	*	Spirit Aerosystems Holdings, Inc (Class A)	87,677
647	*	SPX Corp	9,608
542	*	SPX FLOW, Inc	14,130
183		Standex International Corp	15,121
2,313		Stanley Works	257,252
354		Sun Hydraulics Corp	10,510
978	*,e	Sunrun, Inc	5,800
189		Supreme Industries, Inc	2,589
480		TAL International Group, Inc	6,437
773	*,e	Taser International, Inc	19,232
491	*	Teledyne Technologies, Inc	48,634
268		Tennant Co	14,437
1,624		Terex Corp	32,983
401	e	Textainer Group Holdings Ltd	4,467
4,176		Textron, Inc	152,675
267	*,e	The ExOne Company	2,822
460	*	Thermon Group Holdings	8,837
1,085		Timken Co	33,266
592	e	Titan International, Inc	3,670
282	*,e	Titan Machinery, Inc	3,144
803		Toro Co	70,825
775	*	TransDigm Group, Inc	204,360
451	*	Trex Co, Inc	20,259
649	*	Trimas Corp	11,682
2,253		Trinity Industries, Inc	41,838
753		Triumph Group, Inc	26,731
570	*	Tutor Perini Corp	13,423
1,361	*	United Rentals, Inc	91,323
12,064		United Technologies Corp	1,237,163
667	*	Univar, Inc	12,613
291		Universal Forest Products, Inc	26,973
1,341	*	USG Corp	36,153
340		Valmont Industries, Inc	45,992
156	*	Vectrus, Inc	4,444
112	*	Veritiv Corp	4,209
200	*	Vicor Corp	2,014
855	e	W.W. Grainger, Inc	194,299
976	*	Wabash National Corp	12,395
811	*	WABCO Holdings, Inc	74,263

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

401		Watsco, Inc	$56,417
405		Watts Water Technologies, Inc (Class A)	23,595
635	*,e	WESCO International, Inc	32,696
1,329		Westinghouse Air Brake Technologies Corp	93,336
71	*	Willis Lease Finance Corp	1,578
811		Woodward Governor Co	46,746
2,761		Xylem, Inc	123,279

		TOTAL CAPITAL GOODS	25,488,944

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
807		ABM Industries, Inc	29,439
731		Acacia Research (Acacia Technologies)	3,216
1,616	*	ACCO Brands Corp	16,693
661	*	Advisory Board Co	23,393
152	*	Aqua Metals, Inc	1,788
601	*	ARC Document Solutions, Inc	2,338
97		Barrett Business Services, Inc	4,008
688		Brady Corp (Class A)	21,025
669		Brink’s Co	19,060
524	*	Casella Waste Systems, Inc (Class A)	4,113
758	*	CBIZ, Inc	7,891
480		CEB, Inc	29,606
433		Ceco Environmental Corp	3,785
1,323		Cintas Corp	129,826
812	*	Clean Harbors, Inc	42,313
1,524	*	Copart, Inc	74,691
1,794		Covanta Holding Corp	29,511
128	*	CRA International, Inc	3,228
751		Deluxe Corp	49,844
562		Dun & Bradstreet Corp	68,474
2,090	*,m	Dyax Corp	2,320
351		Ennis, Inc	6,732
1,797		Equifax, Inc	230,735
556		Essendant, Inc	16,991
434		Exponent, Inc	25,350
148	*	Franklin Covey Co	2,269
640	*	FTI Consulting, Inc	26,035
301		G & K Services, Inc (Class A)	23,048
191	*	GP Strategies Corp	4,143
1,162		Healthcare Services Group	48,084
286		Heidrick & Struggles International, Inc	4,828
347	*	Heritage-Crystal Clean, Inc	4,237
868		Herman Miller, Inc	25,945
315	*	Hill International, Inc	1,282
664		HNI Corp	30,869
334	*	Huron Consulting Group, Inc	20,180
261	*	ICF International, Inc	10,675
218	*,e	IDI, Inc	1,031
1,036	*	IHS, Inc (Class A)	119,772
608	*	Innerworkings, Inc	5,028
270		Insperity, Inc	20,852
989		Interface, Inc	15,082
2,170		KAR Auction Services, Inc	90,576
439		Kelly Services, Inc (Class A)	8,328
366		Kforce, Inc	6,182
577		Kimball International, Inc (Class B)	6,566
681		Knoll, Inc	16,535
867		Korn/Ferry International	17,947
1,126		Manpower, Inc	72,447
491		Matthews International Corp (Class A)	27,319
379		McGrath RentCorp	11,594
259	*	Mistras Group, Inc	6,182
656		Mobile Mini, Inc	22,724
475		MSA Safety, Inc	24,952
200		Multi-Color Corp	12,680

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

700	*	Navigant Consulting, Inc	$11,305
5,559		Nielsen NV	288,901
725	*	On Assignment, Inc	26,789
2,896		Pitney Bowes, Inc	51,549
448		Quad	10,434
3,180		R.R. Donnelley & Sons Co	53,806
3,652		Republic Services, Inc	187,384
514		Resources Connection, Inc	7,597
1,970		Robert Half International, Inc	75,175
1,379		Rollins, Inc	40,363
778	*	RPX Corp	7,134
241	*	SP Plus Corp	5,442
1,322		Steelcase, Inc (Class A)	17,940
1,276	*	Stericycle, Inc	132,857
402	*	Team, Inc	9,982
848		Tetra Tech, Inc	26,072
817	*	TransUnion	27,321
235	*	TRC Cos, Inc	1,485
632	*	TriNet Group, Inc	13,139
645	*	TrueBlue, Inc	12,203
6,164		Tyco International plc	262,586
233		Unifirst Corp	26,963
314		US Ecology, Inc	14,428
2,390	*	Verisk Analytics, Inc	193,781
291		Viad Corp	9,021
67		VSE Corp	4,476
563	*	WageWorks, Inc	33,673
6,866		Waste Management, Inc	455,010
699		West Corp	13,742

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,554,320

CONSUMER DURABLES & APPAREL - 1.7%
171	e	Arctic Cat, Inc	2,907
194		Bassett Furniture Industries, Inc	4,644
565	*	Beazer Homes USA, Inc	4,379
1,367		Brunswick Corp	61,953
1,137		CalAtlantic Group, Inc	41,739
1,433		Callaway Golf Co	14,631
770		Carter’s, Inc	81,982
119	*	Cavco Industries, Inc	11,150
221	*	Century Communities, Inc	3,832
4,307		Coach, Inc	175,467
419		Columbia Sportswear Co	24,109
1,183	*	CROCS, Inc	13,344
125		CSS Industries, Inc	3,351
167		Culp, Inc	4,614
498	*	Deckers Outdoor Corp	28,645
108	*	Delta Apparel, Inc	2,435
5,213		DR Horton, Inc	164,105
167		Escalade, Inc	1,710
300		Ethan Allen Interiors, Inc	9,912
81		Flexsteel Industries, Inc	3,209
639	*,e	Fossil Group, Inc	18,231
1,765	*,e	Garmin Ltd	74,871
658	*	G-III Apparel Group Ltd	30,084
1,659	*,e	GoPro, Inc	17,934
578	*,e	Green Brick Partners, Inc	4,202
5,812		Hanesbrands, Inc	146,056
1,086		Harman International Industries, Inc	77,997
1,721		Hasbro, Inc	144,547
411	*	Helen of Troy Ltd	42,267
173		Hooker Furniture Corp	3,718
2,504	*,e	Hovnanian Enterprises, Inc (Class A)	4,207
753	*,e	Iconix Brand Group, Inc	5,090
308	*	Installed Building Products Inc	11,177
415	*,e	iRobot Corp	14,558

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

257	*,e	Jakks Pacific, Inc	$2,033
70		Johnson Outdoors, Inc	1,799
1,956	*	Kate Spade & Co	40,313
1,281	e	KB Home	19,484
681		La-Z-Boy, Inc	18,946
2,049		Leggett & Platt, Inc	104,724
138		Lennar Corp (B Shares)	5,141
2,789		Lennar Corp (Class A)	128,573
235	*,e	LGI Homes, Inc	7,506
365		Libbey, Inc	5,800
163		Lifetime Brands, Inc	2,378
1,502	*,e	Lululemon Athletica, Inc	110,938
385	*	M/I Homes, Inc	7,250
287	*	Malibu Boats Inc	3,467
156		Marine Products Corp	1,320
5,223		Mattel, Inc	163,428
121		MCBC Holdings, Inc	1,337
558		MDC Holdings, Inc	13,582
567	*	Meritage Homes Corp	21,285
2,654	*	Michael Kors Holdings Ltd	131,320
953	*	Mohawk Industries, Inc	180,841
227		Movado Group, Inc	4,921
66		Nacco Industries, Inc (Class A)	3,696
575	*	Nautilus, Inc	10,258
389	*,e	New Home Co Inc	3,711
6,802		Newell Rubbermaid, Inc	330,373
20,554		Nike, Inc (Class B)	1,134,581
56	*	NVR, Inc	99,699
231		Oxford Industries, Inc	13,079
1,078	*,e	Performance Sports Group Ltd	3,234
161	*	Perry Ellis International, Inc	3,239
1,245		Phillips-Van Heusen Corp	117,316
931	e	Polaris Industries, Inc	76,119
636		Pool Corp	59,803
5,367		Pulte Homes, Inc	104,603
882		Ralph Lauren Corp	79,045
646	*	Sequential Brands Group, Inc	5,155
1,967	*	Skechers U.S.A., Inc (Class A)	58,459
818	*	Smith & Wesson Holding Corp	22,233
933	*	Steven Madden Ltd	31,890
272	e	Sturm Ruger & Co, Inc	17,411
100		Superior Uniform Group, Inc	1,909
461	*	Taylor Morrison Home Corp	6,841
823	*	Tempur-Pedic International, Inc	45,528
2,454	*	Toll Brothers, Inc	66,037
567	*	TopBuild Corp	20,525
2,322	*	TRI Pointe Homes, Inc	27,446
847	*	Tumi Holdings, Inc	22,649
774		Tupperware Corp	43,561
128	*	UCP, Inc (Class A)	1,027
2,861	*	Under Armour, Inc	104,146
2,820	*,e	Under Armour, Inc (Class A)	113,167
226	*	Unifi, Inc	6,154
205	*	Universal Electronics, Inc	14,817
320	*	Vera Bradley, Inc	4,534
5,261		VF Corp	323,499
307	*,e	Vince Holding Corp	1,682
917	*	Vista Outdoor, Inc	43,769
334	*	WCI Communities, Inc	5,645
99		Weyco Group, Inc	2,750
1,147		Whirlpool Corp	191,136
428	*,e	William Lyon Homes, Inc	6,899
1,495		Wolverine World Wide, Inc	30,378
423	*	Zagg, Inc	2,221

		TOTAL CONSUMER DURABLES & APPAREL	5,489,667

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.3%
224	*	American Public Education, Inc	$6,294
1,363	*	Apollo Group, Inc (Class A)	12,431
3,438		ARAMARK Holdings Corp	114,898
193	*	Ascent Media Corp (Series A)	2,970
1,433	*	Belmond Ltd.	14,187
356	*	BJ’s Restaurants, Inc	15,604
1,790		Bloomin’ Brands, Inc	31,987
331		Bob Evans Farms, Inc	12,561
120	*	Bojangles’, Inc	2,034
1,270	*	Boyd Gaming Corp	23,368
192	*	Bridgepoint Education, Inc	1,390
668	*	Bright Horizons Family Solutions	44,295
865		Brinker International, Inc	39,383
289	*	Buffalo Wild Wings, Inc	40,157
674	*	Caesars Acquisition Co	7,562
785	*,e	Caesars Entertainment Corp	6,037
222	*	Cambium Learning Group, Inc	1,001
164		Capella Education Co	8,633
1,325	*	Career Education Corp	7,884
6,295		Carnival Corp	278,239
234		Carriage Services, Inc	5,541
507	*	Carrols Restaurant Group, Inc	6,033
348	*	Century Casinos, Inc	2,168
732		Cheesecake Factory	35,239
1,106	*,e	Chegg, Inc	5,530
440	*	Chipotle Mexican Grill, Inc (Class A)	177,214
513		Choice Hotels International, Inc	24,429
194		Churchill Downs, Inc	24,514
247	*	Chuy’s Holdings, Inc	8,549
982		ClubCorp Holdings, Inc	12,766
92		Collectors Universe	1,817
294	e	Cracker Barrel Old Country Store, Inc	50,412
1,823		Darden Restaurants, Inc	115,469
582	*	Dave & Buster’s Entertainment, Inc	27,232
331	*	Del Frisco’s Restaurant Group, Inc	4,740
342	*	Del Taco Restaurants, Inc	3,112
1,168	*	Denny’s Corp	12,533
918	e	DeVry Education Group, Inc	16,377
570	*,e	Diamond Resorts International, Inc	17,077
266		DineEquity, Inc	22,551
775		Domino’s Pizza, Inc	101,820
1,432		Dunkin Brands Group, Inc	62,464
302	*,e	El Pollo Loco Holdings, Inc	3,926
435	*	Eldorado Resorts, Inc	6,610
38	*,e	Empire Resorts, Inc	600
1,135		Extended Stay America, Inc	16,968
402	*	Fiesta Restaurant Group, Inc	8,768
83	*	Fogo De Chao, Inc	1,084
149	e	Golden Entertainment, Inc	1,742
61		Graham Holdings Co	29,862
641	*	Grand Canyon Education, Inc	25,589
3,490		H&R Block, Inc	80,270
163	*	Habit Restaurants, Inc	2,670
8,099		Hilton Worldwide Holdings, Inc	182,470
1,907	*	Houghton Mifflin Harcourt Co	29,806
393	*,e	Hyatt Hotels Corp	19,312
1,368		International Game Technology plc	25,636
373		International Speedway Corp (Class A)	12,477
1,670		Interval Leisure Group, Inc	26,553
251	*	Intrawest Resorts Holdings Inc	3,258
353	*	Isle of Capri Casinos, Inc	6,467
211	*	J Alexander’s Holdings, Inc	2,095
509		Jack in the Box, Inc	43,733
192	*,e	Jamba, Inc	1,976
461	*	K12, Inc	5,758

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

117	*,e	Kona Grill, Inc	$1,254
925	*	Krispy Kreme Doughnuts, Inc	19,388
1,351	*	La Quinta Holdings, Inc	15,401
5,620		Las Vegas Sands Corp	244,414
83		Liberty Tax, Inc	1,106
1,305	*,e	LifeLock, Inc	20,632
227	*	Lindblad Expeditions Holdings, Inc	2,186
281	*	Luby’s, Inc	1,411
271		Marcus Corp	5,718
2,916		Marriott International, Inc (Class A)	193,797
336		Marriott Vacations Worldwide Corp	23,013
13,611		McDonald’s Corp	1,637,948
7,324	*	MGM Resorts International	165,742
139	*	Monarch Casino & Resort, Inc	3,054
49	*	Nathan’s Famous, Inc	2,181
279	*,e	Noodles & Co	2,729
2,457	*	Norwegian Cruise Line Holdings Ltd	97,887
344	*	Panera Bread Co (Class A)	72,907
432		Papa John’s International, Inc	29,376
1,142	*	Penn National Gaming, Inc	15,931
905	*	Pinnacle Entertainment, Inc	10,027
396	*,e	Planet Fitness, Inc	7,476
334	*	Popeyes Louisiana Kitchen, Inc	18,250
320	*	Potbelly Corp	4,013
238	*	Red Lion Hotels Corp	1,728
204	*	Red Robin Gourmet Burgers, Inc	9,676
460	*	Red Rock Resorts, Inc	10,111
607	*	Regis Corp	7,557
2,596		Royal Caribbean Cruises Ltd	174,321
779	*	Ruby Tuesday, Inc	2,812
473		Ruth’s Chris Steak House, Inc	7,544
719	*,e	Scientific Games Corp (Class A)	6,608
956	e	SeaWorld Entertainment, Inc	13,699
2,955		Service Corp International	79,903
2,089	*	ServiceMaster Global Holdings, Inc	83,142
240	*,e	Shake Shack, Inc	8,743
1,104		Six Flags Entertainment Corp	63,977
729		Sonic Corp	19,719
800	e	Sotheby’s (Class A)	21,920
164		Speedway Motorsports, Inc	2,911
22,092		Starbucks Corp	1,261,895
2,609		Starwood Hotels & Resorts Worldwide, Inc	192,936
17	*	Steak N Shake Co	6,857
149	*	Strayer Education, Inc	7,320
1,016		Texas Roadhouse, Inc (Class A)	46,330
556		Vail Resorts, Inc	76,856
412	*,e	Weight Watchers International, Inc	4,792
3,342		Wendy’s	32,150
245	*	Wingstop, Inc	6,676
1,688		Wyndham Worldwide Corp	120,236
1,234	e	Wynn Resorts Ltd	111,850
6,029		Yum! Brands, Inc	499,925
274	*	Zoe’s Kitchen, Inc	9,938

		TOTAL CONSUMER SERVICES	7,434,105

DIVERSIFIED FINANCIALS - 3.8%
857	*	Affiliated Managers Group, Inc	120,640
6,925	*	Ally Financial, Inc	118,210
12,384		American Express Co	752,452
2,426		Ameriprise Financial, Inc	217,976
359	e	Arlington Asset Investment Corp (Class A)	4,671
577		Artisan Partners Asset Management, Inc	15,971
86		Associated Capital Group, Inc	2,467
142		B. Riley Financial, Inc	1,360
16,203		Bank of New York Mellon Corp	629,487

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

90	*	BBX Capital Corp	$1,383
3,329		BGC Partners, Inc (Class A)	28,996
1,924		BlackRock, Inc	659,028
267		Calamos Asset Management, Inc (Class A)	1,952
7,844		Capital One Financial Corp	498,172
373		Cash America International, Inc	15,897
1,251		CBOE Holdings, Inc	83,342
17,923		Charles Schwab Corp	453,631
5,227		CME Group, Inc	509,110
321		Cohen & Steers, Inc	12,981
1,548	*,e	Cowen Group, Inc	4,582
132	*,e	Credit Acceptance Corp	24,431
41		Diamond Hill Investment Group, Inc	7,725
6,256		Discover Financial Services	335,259
4,309	*	E*TRADE Financial Corp	101,218
1,765		Eaton Vance Corp	62,375
375	*,e	Encore Capital Group, Inc	8,824
366	*	Enova International, Inc	2,694
601		Evercore Partners, Inc (Class A)	26,558
690	*	Ezcorp, Inc (Class A)	5,216
613		Factset Research Systems, Inc	98,951
105		FBR & Co	1,568
1,439		Federated Investors, Inc (Class B)	41,414
820	e	Financial Engines, Inc	21,213
424		First Cash Financial Services, Inc	21,764
1,222	*	FNFV Group	14,016
5,748		Franklin Resources, Inc	191,811
464		Gain Capital Holdings, Inc	2,933
86		GAMCO Investors, Inc (Class A)	2,818
6,030		Goldman Sachs Group, Inc	895,937
662	*	Green Dot Corp	15,219
424		Greenhill & Co, Inc	6,826
49		Hennessy Advisors, Inc	1,640
565		HFF, Inc (Class A)	16,317
185		Houlihan Lokey, Inc	4,138
978		Interactive Brokers Group, Inc (Class A)	34,621
1,805		IntercontinentalExchange Group, Inc	462,008
215	*	INTL FCStone, Inc	5,867
6,359		Invesco Ltd	162,409
524		Investment Technology Group, Inc	8,761
15,970		iShares Russell 3000 Index Fund	1,980,599
2,221		Janus Capital Group, Inc	30,916
767	*	KCG Holdings, Inc	10,201
1,533	*	Ladenburg Thalmann Financial Services, Inc	3,618
1,953		Lazard Ltd (Class A)	58,160
1,621		Legg Mason, Inc	47,803
5,024	*,e	LendingClub Corp	21,603
5,119		Leucadia National Corp	88,712
1,320	e	LPL Financial Holdings, Inc	29,740
225	*,e	Manning & Napier, Inc	2,138
581		MarketAxess Holdings, Inc	84,477
102		Marlin Business Services Corp	1,663
287		Moelis & Co	6,458
2,658		Moody’s Corp	249,081
22,129		Morgan Stanley	574,911
276		Morningstar, Inc	22,571
1,442		MSCI, Inc (Class A)	111,207
1,695		NASDAQ OMX Group, Inc	109,616
5,090		Navient Corp	60,826
312		Nelnet, Inc (Class A)	10,842
341	*	NewStar Financial, Inc	2,871
3,200		Northern Trust Corp	212,032
2,792		NorthStar Asset Management Group, Inc	28,506
431		OM Asset Management plc	5,754
750	*,e	On Deck Capital, Inc	3,863
821	*	OneMain Holdings, Inc	18,735

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

147		Oppenheimer Holdings, Inc	$2,273
324	*	Pico Holdings, Inc	3,065
236	*	Piper Jaffray Cos	8,897
271	e	PJT Partners, Inc	6,233
719	*	PRA Group, Inc	17,357
189		Pzena Investment Management, Inc (Class A)	1,438
1,951		Raymond James Financial, Inc	96,184
143	*	Regional Management Corp	2,096
238		Resource America, Inc (Class A)	2,313
4,079		S&P Global, Inc	437,514
296	*	Safeguard Scientifics, Inc	3,697
1,619	*	Santander Consumer USA Holdings, Inc	16,724
2,042		SEI Investments Co	98,241
111		Silvercrest Asset Management Group, Inc	1,359
6,595	*	SLM Corp	40,757
6,101		State Street Corp	328,966
977	*	Stifel Financial Corp	30,727
12,611	*	Synchrony Financial	318,806
3,882		T Rowe Price Group, Inc	283,270
4,020		TD Ameritrade Holding Corp	114,470
433		Tiptree Financial, Inc	2,373
382	e	Virtu Financial, Inc	6,876
95	e	Virtus Investment Partners, Inc	6,762
3,247		Voya Financial, Inc	80,396
1,207		Waddell & Reed Financial, Inc (Class A)	20,785
113		Westwood Holdings Group, Inc	5,853
1,867	e	WisdomTree Investments, Inc	18,278
90	*,e	World Acceptance Corp	4,104

		TOTAL DIVERSIFIED FINANCIALS	12,453,556

ENERGY - 7.0%
1,395	*	Abraxas Petroleum Corp	1,576
30		Adams Resources & Energy, Inc	1,155
730	e	Alon USA Energy, Inc	4,730
7,900		Anadarko Petroleum Corp	420,675
2,539	*,e	Antero Resources Corp	65,963
5,866		Apache Corp	326,560
999		Archrock, Inc	9,411
242	e	Ardmore Shipping Corp	1,638
929		Atwood Oceanics, Inc	11,631
6,773		Baker Hughes, Inc	305,666
739	*,e	Bill Barrett Corp	4,722
499		Bristow Group, Inc	5,694
7,113		Cabot Oil & Gas Corp	183,089
488	*,e	California Resources Corp	5,954
1,852	*	Callon Petroleum Co	20,798
335	e	CARBO Ceramics, Inc	4,389
852	*	Carrizo Oil & Gas, Inc	30,544
3,106	*	Cheniere Energy, Inc	116,630
9,382	*,e	Chesapeake Energy Corp	40,155
29,120		Chevron Corp	3,052,650
1,455		Cimarex Energy Co	173,611
88	*,e	Clayton Williams Energy, Inc	2,416
1,943	*,e	Clean Energy Fuels Corp	6,742
6,888	*	Cobalt International Energy, Inc	9,230
6,180		Columbia Pipeline Group, Inc	157,528
2,015	*	Concho Resources, Inc	240,329
19,191		ConocoPhillips	836,728
3,461	e	Consol Energy, Inc	55,687
368	*	Contango Oil & Gas Co	4,504
1,298	*,e	Continental Resources, Inc	58,760
212	e	CVR Energy, Inc	3,286
318	*	Dawson Geophysical Co	2,592
967		Delek US Holdings, Inc	12,774
5,452	e	Denbury Resources, Inc	19,573

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,078	*	Devon Energy Corp	$292,828
1,341		DHT Holdings, Inc	6,745
994	e	Diamond Offshore Drilling, Inc	24,184
1,111	*	Diamondback Energy, Inc	101,334
385	*,e	Dorian LPG Ltd	2,714
582	*	Dril-Quip, Inc	34,006
1,505		Energen Corp	72,556
4,645		Ensco plc	45,103
8,511		EOG Resources, Inc	709,988
571	*,e	EP Energy Corp	2,958
2,660		EQT Corp	205,964
272	*	Era Group, Inc	2,557
619	*,e	Erin Energy Corp	1,492
468		Evolution Petroleum Corp	2,560
2,241	*	EXCO Resources, Inc	2,913
499	*	Exterran Corp	6,412
64,218	d	Exxon Mobil Corp	6,019,795
1,053	*,e	Fairmount Santrol Holdings, Inc	8,119
3,519	*	FMC Technologies, Inc	93,852
928	*	Forum Energy Technologies, Inc	16,064
539	e	Frank’s International NV	7,875
968	e	Frontline Ltd	7,618
635	e	GasLog Ltd	8,242
430	*	Gener8 Maritime, Inc	2,752
283	*,e	Geospace Technologies Corp	4,633
1,362	e	Golar LNG Ltd	21,111
569		Green Plains Renewable Energy, Inc	11,221
1,966	*	Gulfport Energy Corp	61,457
13,266		Halliburton Co	600,817
1,588	*	Helix Energy Solutions Group, Inc	10,735
1,507	e	Helmerich & Payne, Inc	101,165
4,355		Hess Corp	261,736
2,571		HollyFrontier Corp	61,113
615	*,e	Hornbeck Offshore Services, Inc	5,129
489	*	Independence Contract Drilling, Inc	2,655
13	*,e	Isramco, Inc	1,069
503	*	Jones Energy, Inc (Class A)	2,072
29,772		Kinder Morgan, Inc	557,332
2,251	*	Kosmos Energy LLC	12,268
2,081	*,e	Laredo Petroleum Holdings, Inc	21,809
13,105		Marathon Oil Corp	196,706
8,205		Marathon Petroleum Corp	311,462
1,269	*	Matador Resources Co	25,126
383	*	Matrix Service Co	6,316
3,685	*	McDermott International, Inc	18,204
1,464	*	Memorial Resource Development Corp	23,248
2,551	e	Murphy Oil Corp	80,994
4,427		Nabors Industries Ltd	44,491
5,895		National Oilwell Varco, Inc	198,367
180	*	Natural Gas Services Group, Inc	4,122
764	e	Navios Maritime Acq Corp	1,199
3,066	*	Newfield Exploration Co	135,456
1,448	*	Newpark Resources, Inc	8,384
3,722		Noble Corp plc	30,669
6,478		Noble Energy, Inc	232,366
1,280	e	Nordic American Tanker Shipping	17,779
911	*,e	Northern Oil And Gas, Inc	4,209
2,778	*	Oasis Petroleum, Inc	25,947
11,805		Occidental Petroleum Corp	891,986
1,507		Oceaneering International, Inc	44,999
784	*	Oil States International, Inc	25,778
3,234		Oneok, Inc	153,453
546		Overseas Shipholding Group, Inc	6,001
627	*	Pacific Ethanol, Inc	3,417
355		Panhandle Oil and Gas, Inc (Class A)	5,918

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

439	*	Par Petroleum Corp	$6,734
2,265	*	Parker Drilling Co	5,187
2,314	*	Parsley Energy, Inc	62,617
2,231		Patterson-UTI Energy, Inc	47,565
1,508		PBF Energy, Inc	35,860
707	*	PDC Energy, Inc	40,730
176	*	PHI, Inc	3,147
6,977		Phillips 66	553,555
1,182	*	Pioneer Energy Services Corp	5,437
2,517		Pioneer Natural Resources Co	380,596
3,400		Questar Market Resources, Inc	59,942
2,584		Range Resources Corp	111,474
641	*	Renewable Energy Group, Inc	5,660
92	*	Rex American Resources Corp	5,504
1,841	*	Rice Energy, Inc	40,576
159	*	RigNet, Inc	2,129
626	*	Ring Energy, Inc	5,521
1,813	e	Rowan Cos plc	32,018
849	*,e	RPC, Inc	13,185
1,208	*	RSP Permian, Inc	42,147
847	*	Sanchez Energy Corp	5,980
21,554		Schlumberger Ltd	1,704,490
2,573		Scorpio Tankers, Inc	10,807
341	*	SEACOR Holdings, Inc	19,761
5,760	*,e	Seadrill Ltd	18,662
681		SemGroup Corp	22,173
859	e	Ship Finance International Ltd	12,662
1,041	e	SM Energy Co	28,107
6,058	*	Southwestern Energy Co	76,210
10,812		Spectra Energy Corp	396,044
2,325		Superior Energy Services	42,803
2,737	*	Synergy Resources Corp	18,228
2,410		Targa Resources Investments, Inc	101,557
671	e	Teekay Corp	4,784
1,777	e	Teekay Tankers Ltd (Class A)	5,295
615		Tesco Corp	4,114
1,885		Tesoro Corp	141,224
1,431	*	Tetra Technologies, Inc	9,115
716	e	Tidewater, Inc	3,158
5,322		Transocean Ltd (NYSE)	63,279
818	*	Unit Corp	12,728
983		US Silica Holdings Inc	33,884
7,275		Valero Energy Corp	371,025
923	*,e	W&T Offshore, Inc	2,141
13,759	*	Weatherford International Ltd	76,362
1,106		Western Refining, Inc	22,817
292	*	Westmoreland Coal Co	2,780
3,122	*	Whiting Petroleum Corp	28,910
701	*	Willbros Group, Inc	1,774
10,736		Williams Cos, Inc	232,220
1,068		World Fuel Services Corp	50,719
4,246	*	WPX Energy, Inc	39,530

		TOTAL ENERGY	23,131,867

FOOD & STAPLES RETAILING - 2.1%
418		Andersons, Inc	14,856
599		Casey’s General Stores, Inc	78,774
300	*	Chefs’ Warehouse Holdings, Inc	4,800
6,734		Costco Wholesale Corp	1,057,507
16,621		CVS Health Corp	1,591,294
213		Ingles Markets, Inc (Class A)	7,945
14,716		Kroger Co	541,402
95	*	Natural Grocers by Vitamin C	1,240
462	*	Performance Food Group Co	12,432
308		Pricesmart, Inc	28,820

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

15,881	*	Rite Aid Corp	$118,949
389	*	Smart & Final Stores, Inc	5,792
546		Spartan Stores, Inc	16,697
2,157	*	Sprouts Farmers Market, Inc	49,395
3,759	*	Supervalu, Inc	17,742
8,116		Sysco Corp	411,806
759	*	United Natural Foods, Inc	35,521
695	*	US Foods Holding Corp	16,847
77		Village Super Market (Class A)	2,225
13,274		Walgreens Boots Alliance, Inc	1,105,326
23,428		Wal-Mart Stores, Inc	1,710,713
148		Weis Markets, Inc	7,481
4,900	e	Whole Foods Market, Inc	156,898

		TOTAL FOOD & STAPLES RETAILING	6,994,462

FOOD, BEVERAGE & TOBACCO - 5.4%
100		Alico, Inc	3,025
98	*	Alliance One International, Inc	1,509
30,249		Altria Group, Inc	2,085,971
373	*,e	Amplify Snack Brands, Inc	5,502
8,866		Archer Daniels Midland Co	380,263
966		B&G Foods, Inc (Class A)	46,561
926	*,e	Blue Buffalo Pet Products, Inc	21,613
130	*,e	Boston Beer Co, Inc (Class A)	22,234
421	e	Brown-Forman Corp	45,481
1,537		Brown-Forman Corp (Class B)	153,331
2,145		Bunge Ltd	126,877
271		Calavo Growers, Inc	18,157
486	e	Cal-Maine Foods, Inc	21,540
2,795		Campbell Soup Co	185,951
72		Coca-Cola Bottling Co Consolidated	10,618
60,252		Coca-Cola Co	2,731,223
6,605		ConAgra Foods, Inc	315,785
2,557		Constellation Brands, Inc (Class A)	422,928
142	*	Craft Brewers Alliance, Inc	1,636
2,386	*	Darling International, Inc	35,551
1,357		Dean Foods Co	24,548
2,922		Dr Pepper Snapple Group, Inc	282,353
200	*	Farmer Bros Co	6,412
2,671		Flowers Foods, Inc	50,081
499		Fresh Del Monte Produce, Inc	27,161
307	*,e	Freshpet, Inc	2,864
9,199		General Mills, Inc	656,073
1,516	*	Hain Celestial Group, Inc	75,421
2,199		Hershey Co	249,565
4,179		Hormel Foods Corp	152,951
1,108		Ingredion, Inc	143,386
281	*,e	Inventure Foods, Inc	2,195
263		J&J Snack Foods Corp	31,368
1,807		J.M. Smucker Co	275,405
121		John B. Sanfilippo & Son, Inc	5,158
3,772		Kellogg Co	307,984
9,227		Kraft Heinz Co	816,405
289		Lancaster Colony Corp	36,879
359	*	Landec Corp	3,863
244	*	Lifeway Foods, Inc	2,359
150	e	Limoneira Co	2,643
1,841		McCormick & Co, Inc	196,379
2,888		Mead Johnson Nutrition Co	262,086
188		Mgp Ingredients, Inc	7,187
2,646		Molson Coors Brewing Co (Class B)	267,590
23,136		Mondelez International, Inc	1,052,919
2,323	*	Monster Beverage Corp	373,329
177	*	National Beverage Corp	11,117
311	*	Omega Protein Corp	6,217

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

22,368		PepsiCo, Inc	$2,369,666
23,965		Philip Morris International, Inc	2,437,720
908	e	Pilgrim’s Pride Corp	23,136
1,853		Pinnacle Foods, Inc	85,775
1,001	*	Post Holdings, Inc	82,773
315	*	Primo Water	3,720
12,694		Reynolds American, Inc	684,587
304	e	Sanderson Farms, Inc	26,339
4	*	Seaboard Corp	11,483
134	*	Seneca Foods Corp	4,852
1,236		Snyder’s-Lance, Inc	41,888
309	*	Synutra International, Inc	1,177
359	e	Tootsie Roll Industries, Inc	13,832
844	*	TreeHouse Foods, Inc	86,637
4,504		Tyson Foods, Inc (Class A)	300,822
340		Universal Corp	19,632
1,353		Vector Group Ltd	30,334
2,754	*	WhiteWave Foods Co (Class A)	129,273

		TOTAL FOOD, BEVERAGE & TOBACCO	18,321,300

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
155	*,e	AAC Holdings, Inc	3,537
339		Abaxis, Inc	16,011
22,734		Abbott Laboratories	893,674
627	*	Abiomed, Inc	68,525
1,127	*	Acadia Healthcare Co, Inc	62,436
1,151	*	Accuray, Inc	5,974
413		Aceto Corp	9,041
85	*	Addus HomeCare Corp	1,482
191	*,e	Adeptus Health, Inc	9,867
5,257		Aetna Inc	642,037
564	*,e	Air Methods Corp	20,208
1,385	*	Alere, Inc	57,727
1,146	*	Align Technology, Inc	92,310
2,770	*	Allscripts Healthcare Solutions, Inc	35,179
127	*	Almost Family, Inc	5,411
427	*	Amedisys, Inc	21,555
137	*	American Renal Associates Holdings, Inc	3,969
2,776		AmerisourceBergen Corp	220,192
725	*	AMN Healthcare Services, Inc	28,978
835	*	Amsurg Corp	64,746
192		Analogic Corp	15,252
364	*	Angiodynamics, Inc	5,231
216	*	Anika Therapeutics, Inc	11,588
4,056		Anthem, Inc	532,715
602	*,e	athenahealth, Inc	83,082
480	*	AtriCure, Inc	6,782
28		Atrion Corp	11,980
179	*	Avinger, Inc	2,135
376	*	AxoGen, Inc	2,587
1,135		Bard (C.R.), Inc	266,907
7,766		Baxter International, Inc	351,179
3,224		Becton Dickinson & Co	546,758
918	*,e	BioScrip, Inc	2,341
405	*	BioTelemetry, Inc	6,602
20,677	*	Boston Scientific Corp	483,222
2,839	*	Brookdale Senior Living, Inc	43,834
484		Cantel Medical Corp	33,265
442	*	Capital Senior Living Corp	7,810
5,090		Cardinal Health, Inc	397,071
459	*	Cardiovascular Systems, Inc	8,434
598	*	Castlight Health, Inc	2,368
2,582	*	Centene Corp	184,277
4,525	*	Cerner Corp	265,165
1,570	*,e	Cerus Corp	9,797

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

278		Chemed Corp	$37,894
3,930		Cigna Corp	503,001
240	*	Civitas Solutions, Inc	4,999
1,691	*,e	Community Health Systems, Inc	20,377
168	e	Computer Programs & Systems, Inc	6,707
477	*,e	ConforMIS, Inc	3,349
422		Conmed Corp	20,142
734		Cooper Cos, Inc	125,932
312	*,e	Corindus Vascular Robotics, Inc	446
163	*	Corvel Corp	7,038
195	*	Cotiviti Holdings, Inc	4,120
459	*	Cross Country Healthcare, Inc	6,389
480		CryoLife, Inc	5,669
202	*	Cutera, Inc	2,264
362	*	Cynosure, Inc (Class A)	17,609
2,587	*	DaVita, Inc	200,027
3,552		DENTSPLY SIRONA, Inc	220,366
1,295	*	DexCom, Inc	102,732
703	*,e	Diplomat Pharmacy, Inc	24,605
3,249	*	Edwards Lifesciences Corp	324,023
1,168	*	Endologix, Inc	14,553
737		Ensign Group, Inc	15,484
75	*	Entellus Medical, Inc	1,370
2,869	*	Envision Healthcare Holdings, Inc	72,787
226	*	Evolent Health, Inc	4,339
165	*	Exactech, Inc	4,412
598	*	ExamWorks Group, Inc	20,840
9,790	*	Express Scripts Holding Co	742,082
1,168	*	Genesis Health Care, Inc	2,067
665	*	GenMark Diagnostics, Inc	5,786
254	*	Glaukos Corp	7,407
1,078	*	Globus Medical, Inc	25,689
782	*	Haemonetics Corp	22,670
725	*	Halyard Health, Inc	23,577
4,747	*	HCA Holdings, Inc	365,566
661	*	HealthEquity, Inc	20,084
1,389		Healthsouth Corp	53,921
367	*	HealthStream, Inc	9,733
492	*	Healthways, Inc	5,683
268	*,e	HeartWare International, Inc	15,477
1,262	*	Henry Schein, Inc	223,122
1,013		Hill-Rom Holdings, Inc	51,106
1,267	*	HMS Holdings Corp	22,312
4,308	*	Hologic, Inc	149,057
2,305		Humana, Inc	414,623
226	*	ICU Medical, Inc	25,482
1,392	*	Idexx Laboratories, Inc	129,261
240	*	Imprivata, Inc	3,360
2,244	*	IMS Health Holdings, Inc	56,908
252	*	Inogen Inc	12,628
904	*,e	Inovalon Holdings, Inc	16,281
877	*	Insulet Corp	26,520
472	*	Integer Holding Corp	14,599
483	*	Integra LifeSciences Holdings Corp	38,534
584	*	Intuitive Surgical, Inc	386,263
463		Invacare Corp	5,616
376	*	InVivo Therapeutics Holdings Corp	2,173
44	*,e	iRadimed Corp	957
116	*	IRIDEX Corp	1,716
385	*,e	K2M Group Holdings, Inc	5,975
1,284		Kindred Healthcare, Inc	14,496
1,582	*	Laboratory Corp of America Holdings	206,087
128		Landauer, Inc	5,268
421	*	LDR Holding Corp	15,556
185		LeMaitre Vascular, Inc	2,640
232	*	LHC Group, Inc	10,041

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

636	*	LifePoint Hospitals, Inc	$41,575
396	*	Magellan Health Services, Inc	26,045
633	*	Masimo Corp	33,242
3,492		McKesson Corp	651,782
828	*	Medidata Solutions, Inc	38,808
1,412	*	MEDNAX, Inc	102,271
21,750		Medtronic plc	1,887,247
646		Meridian Bioscience, Inc	12,597
638	*	Merit Medical Systems, Inc	12,652
660	*	Molina Healthcare, Inc	32,934
173		National Healthcare Corp	11,200
133		National Research Corp	1,822
500	*	Natus Medical, Inc	18,900
585	*	Neogen Corp	32,906
367	*	Nevro Corp	27,070
1,036	*,e	Nobilis Health Corp	2,310
777	*	Novocure Ltd	9,068
757	*	NuVasive, Inc	45,208
969	*	NxStage Medical, Inc	21,008
517	*	Omnicell, Inc	17,697
749	*	OraSure Technologies, Inc	4,427
267	*	Orthofix International NV	11,321
999		Owens & Minor, Inc	37,343
286	*,e	Oxford Immunotec Global plc	2,574
1,361		Patterson Cos, Inc	65,178
390	*	Penumbra, Inc	23,205
435	*	PharMerica Corp	10,727
707	*	Premier, Inc	23,119
341	*	Press Ganey Holdings, Inc	13,418
199	*	Providence Service Corp	8,931
724		Quality Systems, Inc	8,623
2,187		Quest Diagnostics, Inc	178,044
382	*	Quidel Corp	6,823
377	*	Quorum Health Corp	4,038
576	*	RadNet, Inc	3,076
2,149		Resmed, Inc	135,881
726	*,e	Rockwell Medical, Inc	5,496
837	*	RTI Biologics, Inc	3,005
194	*,e	Second Sight Medical Products, Inc	695
1,633	*	Select Medical Holdings Corp	17,751
439	*,e	Senseonics Holdings, Inc	1,725
659	*	Spectranetics Corp	12,330
4,301		St. Jude Medical, Inc	335,478
515	*	Staar Surgical Co	2,838
5,193		Stryker Corp	622,277
278	*,e	Surgery Partners, Inc	4,976
412	*	Surgical Care Affiliates, Inc	19,640
310	*	SurModics, Inc	7,279
155	*	Symmetry Surgical, Inc	2,035
255	*	Tandem Diabetes Care, Inc	1,923
1,041	*	Team Health Holdings, Inc	42,337
455	*,e	Teladoc, Inc	7,289
674		Teleflex, Inc	119,507
1,253	*	Tenet Healthcare Corp	34,633
989	*,e	TransEnterix, Inc	1,207
334	*	Triple-S Management Corp (Class B)	8,160
14,519		UnitedHealth Group, Inc	2,050,083
892		Universal American Corp	6,761
1,322		Universal Health Services, Inc (Class B)	177,280
178		US Physical Therapy, Inc	10,717
52		Utah Medical Products, Inc	3,276
1,468	*	Varian Medical Systems, Inc	120,714
249	*	Vascular Solutions, Inc	10,373
1,249	*	VCA Antech, Inc	84,445
1,482	*	Veeva Systems, Inc	50,566
202	*	Veracyte, Inc	1,016

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

375	*	Vocera Communications, Inc	$4,819
685	*	WellCare Health Plans, Inc	73,487
1,136		West Pharmaceutical Services, Inc	86,200
1,583	*	Wright Medical Group NV	27,497
471	*,e	Zeltiq Aesthetics, Inc	12,872
2,791		Zimmer Holdings, Inc	335,981

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	18,324,776

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
6,726		Avon Products, Inc	25,424
135	*	Central Garden & Pet Co	3,082
580	*	Central Garden and Pet Co (Class A)	12,592
1,981		Church & Dwight Co, Inc	203,825
2,002		Clorox Co	277,057
13,437		Colgate-Palmolive Co	983,588
693	e	Coty, Inc	18,011
909		Edgewell Personal Care Co	76,729
373	*	Elizabeth Arden, Inc	5,133
894		Energizer Holdings, Inc	46,032
3,337		Estee Lauder Cos (Class A)	303,734
1,141	*,e	Herbalife Ltd	66,783
1,740	*	HRG Group, Inc	23,890
253		Inter Parfums, Inc	7,228
5,561		Kimberly-Clark Corp	764,526
196	*	Lifevantage Corp	2,666
152		Medifast, Inc	5,057
111	e	Natural Health Trends Corp	3,129
140		Nature’s Sunshine Products, Inc	1,334
843		Nu Skin Enterprises, Inc (Class A)	38,938
127	*	Nutraceutical International Corp	2,940
63		Oil-Dri Corp of America	2,175
108	e	Orchids Paper Products Co	3,842
41,323		Procter & Gamble Co	3,498,818
162	*	Revlon, Inc (Class A)	5,213
381	e	Spectrum Brands, Inc	45,457
85	*	USANA Health Sciences, Inc	9,472
215		WD-40 Co	25,252

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,461,927

INSURANCE - 4.2%
6,221		Aflac, Inc	448,907
232	*	Alleghany Corp	127,502
1,356		Allied World Assurance Co Holdings Ltd	47,650
5,784		Allstate Corp	404,591
653	*	AMBAC Financial Group, Inc	10,748
1,193		American Equity Investment Life Holding Co	17,000
1,062		American Financial Group, Inc	78,514
17,174		American International Group, Inc	908,333
146		American National Insurance Co	16,520
276		Amerisafe, Inc	16,897
1,346		Amtrust Financial Services, Inc	32,977
4,068		Aon plc	444,348
1,843	*	Arch Capital Group Ltd	132,696
443		Argo Group International Holdings Ltd	22,992
2,707		Arthur J. Gallagher & Co	128,853
930		Aspen Insurance Holdings Ltd	43,133
954		Assurant, Inc	82,340
2,057		Assured Guaranty Ltd	52,186
154	*	Atlas Financial Holdings, Inc	2,652
1,429		Axis Capital Holdings Ltd	78,595
125		Baldwin & Lyons, Inc (Class B)	3,082
29,277	*	Berkshire Hathaway, Inc (Class B)	4,239,017
99	e	Blue Capital Reinsurance Holdings Ltd	1,832
1,815		Brown & Brown, Inc	68,008
7,033		Chubb Ltd	919,283

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,314		Cincinnati Financial Corp	$173,295
712	*,e	Citizens, Inc (Class A)	5,411
549		CNA Financial Corp	17,250
2,753		Conseco, Inc	48,067
300		Crawford & Co (Class B)	2,547
143		Donegal Group, Inc (Class A)	2,358
282	*	eHealth, Inc	3,954
124		EMC Insurance Group, Inc	3,437
488		Employers Holdings, Inc	14,162
1,001		Endurance Specialty Holdings Ltd	67,227
175	*	Enstar Group Ltd	28,348
390		Erie Indemnity Co (Class A)	38,743
649		Everest Re Group Ltd	118,553
150		FBL Financial Group, Inc (Class A)	9,100
201		Federated National Holding Co	3,827
176		Fidelity & Guaranty Life	4,080
1,654		First American Financial Corp	66,524
4,052		FNF Group	151,950
7,696	*	Genworth Financial, Inc (Class A)	19,856
420	*	Greenlight Capital Re Ltd (Class A)	8,467
198	*	Hallmark Financial Services	2,295
654		Hanover Insurance Group, Inc	55,341
5,991		Hartford Financial Services Group, Inc	265,881
121		HCI Group, Inc	3,301
362		Heritage Insurance Holdings, Inc	4,333
622		Horace Mann Educators Corp	21,017
102		Independence Holding Co	1,833
166		Infinity Property & Casualty Corp	13,390
23		Investors Title Co	2,191
222		James River Group Holdings Ltd	7,539
614		Kemper Corp	19,022
3,599		Lincoln National Corp	139,533
4,331		Loews Corp	177,961
910		Maiden Holdings Ltd	11,138
211	*	Markel Corp	201,037
8,067		Marsh & McLennan Cos, Inc	552,267
2,099	*	MBIA, Inc	14,336
435		Mercury General Corp	23,125
14,226		Metlife, Inc	566,622
742		National General Holdings Corp	15,894
95		National Interstate Corp	2,874
33		National Western Life Group, Inc	6,444
171		Navigators Group, Inc	15,727
3,737		Old Republic International Corp	72,087
313		OneBeacon Insurance Group Ltd (Class A)	4,319
230	*	Patriot National, Inc	1,881
736		Primerica, Inc	42,129
4,134		Principal Financial Group	169,949
825		ProAssurance Corp	44,179
8,994		Progressive Corp	301,299
6,845		Prudential Financial, Inc	488,322
987		Reinsurance Group of America, Inc (Class A)	95,729
660		RenaissanceRe Holdings Ltd	77,510
589		RLI Corp	40,511
216		Safety Insurance Group, Inc	13,301
874		Selective Insurance Group, Inc	33,395
200		State Auto Financial Corp	4,382
436		State National Cos, Inc	4,591
351		Stewart Information Services Corp	14,535
1,151	*	Third Point Reinsurance Ltd	13,490
1,834		Torchmark Corp	113,378
4,545		Travelers Cos, Inc	541,037
239	*,e	Trupanion, Inc	3,167
104	*	United America Indemnity Ltd	2,863
349		United Fire & Casualty Co	14,808
255		United Insurance Holdings Corp	4,177

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

503		Universal Insurance Holdings, Inc	$9,346
3,672		UnumProvident Corp	116,733
1,170		Validus Holdings Ltd	56,850
1,479		W.R. Berkley Corp	88,622
75		White Mountains Insurance Group Ltd	63,150
4,308		XL Capital Ltd	143,499

		TOTAL INSURANCE	13,818,152

MATERIALS - 3.4%
412		A. Schulman, Inc	10,061
78		AEP Industries, Inc	6,276
332	*	AgroFresh Solutions, Inc	1,763
3,097		Air Products & Chemicals, Inc	439,898
3,624	*,e	AK Steel Holding Corp	16,888
1,735		Albemarle Corp	137,603
20,366		Alcoa, Inc	188,793
1,671	e	Allegheny Technologies, Inc	21,305
429		American Vanguard Corp	6,482
136		Ampco-Pittsburgh Corp	1,538
959		Aptargroup, Inc	75,886
1,000		Ashland, Inc	114,770
1,375		Avery Dennison Corp	102,781
2,441	*	Axalta Coating Systems Ltd	64,760
1,085		Axiall Corp	35,382
485		Balchem Corp	28,930
2,631	e	Ball Corp	190,195
1,453		Bemis Co, Inc	74,815
1,866	*	Berry Plastics Group, Inc	72,494
571	*	Boise Cascade Co	13,104
945		Cabot Corp	43,149
730		Calgon Carbon Corp	9,599
723		Carpenter Technology Corp	23,808
2,312		Celanese Corp (Series A)	151,320
742	*	Century Aluminum Co	4,697
3,608		CF Industries Holdings, Inc	86,953
90		Chase Corp	5,316
2,791		Chemours Co	22,998
982	*	Chemtura	25,905
261	*	Clearwater Paper Corp	17,062
2,680	*,e	Cliffs Natural Resources, Inc	15,196
490	*	Codexis, Inc	1,975
2,330	*	Coeur Mining, Inc	24,838
1,716		Commercial Metals Co	29,000
518	e	Compass Minerals International, Inc	38,430
2,078	*	Crown Holdings, Inc	105,292
153		Deltic Timber Corp	10,271
915		Domtar Corp	32,034
17,311		Dow Chemical Co	860,530
723		Eagle Materials, Inc	55,779
2,284		Eastman Chemical Co	155,084
4,010		Ecolab, Inc	475,586
13,535		EI du Pont de Nemours & Co	877,068
1,171	*	Ferro Corp	15,668
1,000		Ferroglobe plc	8,610
835	*,e	Flotek Industries, Inc	11,022
2,122		FMC Corp	98,270
19,335		Freeport-McMoRan Copper & Gold, Inc (Class B)	215,392
353		FutureFuel Corp	3,841
1,091	*	GCP Applied Technologies, Inc	28,410
816	*	Gold Resource Corp	2,929
4,828		Graphic Packaging Holding Co	60,543
87	e	Greif, Inc	4,763
395		Greif, Inc (Class A)	14,722
768		H.B. Fuller Co	33,784
54	*	Handy & Harman Ltd	1,414

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

142		Hawkins, Inc	$6,164
193		Haynes International, Inc	6,191
1,118	*	Headwaters, Inc	20,057
5,828		Hecla Mining Co	29,723
3,115		Huntsman Corp	41,897
658	*	Ingevity Corp	22,398
294		Innophos Holdings, Inc	12,410
351		Innospec, Inc	16,142
1,232		International Flavors & Fragrances, Inc	155,318
6,356		International Paper Co	269,367
255		Kaiser Aluminum Corp	23,055
1,314		Kapstone Paper and Packaging Corp	17,095
139		KMG Chemicals, Inc	3,613
296	*	Koppers Holdings, Inc	9,096
448	*	Kraton Polymers LLC	12,513
274	e	Kronos Worldwide, Inc	1,438
2,147	*	Louisiana-Pacific Corp	37,250
315	*,e	LSB Industries, Inc	3,805
5,368		LyondellBasell Industries AF S.C.A	399,487
982		Martin Marietta Materials, Inc	188,544
300		Materion Corp	7,428
492		Minerals Technologies, Inc	27,946
6,738		Monsanto Co	696,777
5,504		Mosaic Co	144,095
320	*	Multi Packaging Solutions International Ltd	4,272
371		Myers Industries, Inc	5,342
240		Neenah Paper, Inc	17,369
125		NewMarket Corp	51,797
8,215		Newmont Mining Corp	321,371
4,904		Nucor Corp	242,307
2,434		Olin Corp	60,461
163		Olympic Steel, Inc	4,452
992	*	Omnova Solutions, Inc	7,192
2,473	*	Owens-Illinois, Inc	44,539
1,444		Packaging Corp of America	96,647
658		PH Glatfelter Co	12,870
2,532	*	Platform Specialty Products Corp	22,484
1,282		PolyOne Corp	45,178
4,108		PPG Industries, Inc	427,848
4,417		Praxair, Inc	496,427
190		Quaker Chemical Corp	16,948
593		Rayonier Advanced Materials, Inc	8,059
362	*	Real Industry, Inc	2,813
1,075		Reliance Steel & Aluminum Co	82,667
1,009		Royal Gold, Inc	72,668
2,085		RPM International, Inc	104,146
164	*	Ryerson Holding Corp	2,870
387		Schnitzer Steel Industries, Inc (Class A)	6,811
438		Schweitzer-Mauduit International, Inc	15,453
739		Scotts Miracle-Gro Co (Class A)	51,663
2,978		Sealed Air Corp	136,899
694		Sensient Technologies Corp	49,302
1,244		Sherwin-Williams Co	365,325
600		Silgan Holdings, Inc	30,876
1,536		Sonoco Products Co	76,278
1,344		Southern Copper Corp (NY)	36,261
3,620		Steel Dynamics, Inc	88,690
302		Stepan Co	17,978
1,878	*	Stillwater Mining Co	22,273
816	*	Summit Materials, Inc	16,695
936		SunCoke Energy, Inc	5,447
4,643		Tahoe Resources, Inc	69,506
579		TimkenSteel Corp	5,570
254	*	Trecora Resources	2,649
394		Tredegar Corp	6,351
388	*	Trinseo S.A.	16,657

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

974		Tronox Ltd	$4,295
97	*	UFP Technologies, Inc	2,186
30		United States Lime & Minerals, Inc	1,770
2,110	e	United States Steel Corp	35,575
210	*	US Concrete, Inc	12,791
1,213		Valspar Corp	131,040
2,046		Vulcan Materials Co	246,257
584		Westlake Chemical Corp	25,065
3,880		WestRock Co	150,816
702	*	Worthington Industries, Inc	29,695
1,089		WR Grace & Co	79,726

		TOTAL MATERIALS	11,217,418

MEDIA - 3.1%
301		AMC Entertainment Holdings, Inc	8,311
935	*	AMC Networks, Inc	56,493
72		Cable One, Inc	36,822
409	*	Carmike Cinemas, Inc	12,319
6,301		CBS Corp (Class B)	343,026
2,102	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	4,435
3,115	*	Charter Communications, Inc	712,214
1,638		Cinemark Holdings, Inc	59,721
566		Clear Channel Outdoor Holdings, Inc (Class A)	3,521
37,323		Comcast Corp (Class A)	2,433,086
17	*,e	Daily Journal Corp	4,029
2,314	*	Discovery Communications, Inc (Class A)	58,382
3,639	*	Discovery Communications, Inc (Class C)	86,790
3,312	*	DISH Network Corp (Class A)	173,549
1,163	*	DreamWorks Animation SKG, Inc (Class A)	47,532
375		Entercom Communications Corp (Class A)	5,089
931		Entravision Communications Corp (Class A)	6,256
454	*,e	Eros International plc	7,387
916		EW Scripps Co (Class A)	14,509
1,713		Gannett Co, Inc	23,657
667	*	Global Eagle Entertainment, Inc	4,429
966	*	Gray Television, Inc	10,481
133	*	Hemisphere Media Group, Inc	1,569
902	*	Imax Corp	26,591
6,229		Interpublic Group of Cos, Inc	143,890
665		John Wiley & Sons, Inc (Class A)	34,700
170	*,e	Liberty Braves Group (Class A)	2,557
525	*	Liberty Braves Group (Class C)	7,696
392	*	Liberty Broadband Corp (Class A)	23,285
1,596	*	Liberty Broadband Corp (Class C)	95,760
398	*	Liberty Media Group (Class A)	7,618
702	*,e	Liberty Media Group (Class C)	13,317
1,473	*	Liberty SiriusXM Group (Class A)	46,193
2,940	*	Liberty SiriusXM Group (Class C)	90,758
1,419	e	Lions Gate Entertainment Corp	28,706
2,021	*	Live Nation, Inc	47,494
187	*	Loral Space & Communications, Inc	6,595
289	*	Madison Square Garden Co	49,855
698		MDC Partners, Inc	12,766
1,666	*	Media General, Inc	28,639
576		Meredith Corp	29,900
895	*	MSG Networks, Inc	13,729
760		National CineMedia, Inc	11,765
604		New Media Investment Group, Inc	10,914
1,915		New York Times Co (Class A)	23,172
5,864		News Corp	66,556
1,884		News Corp (Class B)	21,986
455	e	Nexstar Broadcasting Group, Inc (Class A)	21,649
3,690		Omnicom Group, Inc	300,698
331	*	Radio One, Inc	1,056
444	*	Reading International, Inc	5,546

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,186	e	Regal Entertainment Group (Class A)	$26,139
51		Saga Communications, Inc	2,017
165		Salem Communications	1,191
395		Scholastic Corp	15,646
1,283		Scripps Networks Interactive (Class A)	79,892
1,014		Sinclair Broadcast Group, Inc (Class A)	30,278
28,141	*,e	Sirius XM Holdings, Inc	111,157
1,303	*	Starz-Liberty Capital	38,986
3,394		TEGNA, Inc	78,639
4,839		Thomson Corp	195,592
12,176		Time Warner, Inc	895,423
1,567		Time, Inc	25,793
99	*	Townsquare Media, Inc	781
1,158		Tribune Co	45,370
414	*	tronc, Inc	5,713
16,814		Twenty-First Century Fox, Inc	454,819
7,459		Twenty-First Century Fox, Inc (Class B)	203,258
150		Viacom, Inc	6,963
5,315		Viacom, Inc (Class B)	220,413
25,131		Walt Disney Co	2,458,315
583		World Wrestling Entertainment, Inc (Class A)	10,733

		TOTAL MEDIA	10,194,116

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
25,061		AbbVie, Inc	1,551,527
1,406	*,e	Acadia Pharmaceuticals, Inc	45,639
305	*,e	Accelerate Diagnostics, Inc	4,389
422	*	Acceleron Pharma, Inc	14,340
590	*	AcelRx Pharmaceuticals, Inc	1,587
1,810	*	Achillion Pharmaceuticals, Inc	14,118
133	*	Aclaris Therapeutics, Inc	2,456
662	*	Acorda Therapeutics, Inc	16,884
265	*,e	Adamas Pharmaceuticals, Inc	4,012
554	*,e	Aduro Biotech, Inc	6,266
525	*,e	Advaxis, Inc	4,247
311	*	Adverum Biotechnologies, Inc	983
366	*,e	Aerie Pharmaceuticals, Inc	6,442
1,104	*,e	Agenus, Inc	4,471
150	*	Agile Therapeutics, Inc	1,141
5,027		Agilent Technologies, Inc	222,998
436	*,e	Agios Pharmaceuticals, Inc	18,266
495	*,e	Aimmune Therapeutics, Inc	5,356
473	*,e	Akebia Therapeutics, Inc	3,538
1,296	*	Akorn, Inc	36,917
359	*,e	Albany Molecular Research, Inc	4,825
713	*,e	Alder Biopharmaceuticals, Inc	17,804
3,335	*	Alexion Pharmaceuticals, Inc	389,395
2,322	*	Alkermes plc	100,357
6,125	*	Allergan plc	1,415,426
1,153	*	Alnylam Pharmaceuticals, Inc	63,980
533	*,e	AMAG Pharmaceuticals, Inc	12,749
11,604		Amgen, Inc	1,765,549
1,917	*	Amicus Therapeutics, Inc	10,467
536	*	Amphastar Pharmaceuticals, Inc	8,640
712	*,e	Ampio Pharmaceuticals, Inc	918
480	*,e	Anavex Life Sciences Corp	2,933
112	*,e	ANI Pharmaceuticals, Inc	6,252
506	*,e	Anthera Pharmaceuticals, Inc	1,564
189	*	Applied Genetic Technologies Corp	2,671
497	*,e	Aratana Therapeutics, Inc	3,141
333	*	Ardelyx, Inc	2,907
3,482	*	Arena Pharmaceuticals, Inc	5,954
181	*,e	Argos Therapeutics, Inc	1,110
2,717	*,e	Ariad Pharmaceuticals, Inc	20,079
2,149	*	Array Biopharma, Inc	7,650

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,097	*,e	Arrowhead Research Corp	$5,836
356	*	Asterias Biotherapeutics, Inc	854
361	*	Atara Biotherapeutics, Inc	8,126
1,097	*,e	Athersys, Inc	2,380
88	*,e	Avexis, Inc	3,346
454	*	Axovant Sciences Ltd	5,829
152	*,e	Axsome Therapeutics, Inc	1,146
419	*,e	Bellicum Pharmaceuticals, Inc	5,430
1,100	*	BioCryst Pharmaceuticals, Inc	3,124
3,402	*	Biogen Idec, Inc	822,672
2,506	*	BioMarin Pharmaceutical, Inc	194,967
1,243	*,e	Bio-Path Holdings, Inc	2,474
349	*	Bio-Rad Laboratories, Inc (Class A)	49,914
73	*	Biospecifics Technologies Corp	2,916
579		Bio-Techne Corp	65,294
734	*,e	BioTime, Inc	1,916
594	*,e	Bluebird Bio, Inc	25,714
309	*	Blueprint Medicines Corp	6,257
25,794		Bristol-Myers Squibb Co	1,897,149
1,665		Bruker BioSciences Corp	37,862
487	*	Cambrex Corp	25,192
341	*,e	Cara Therapeutics Inc	1,640
1,409	*	Catalent, Inc	32,393
484	*	Celator Pharmaceuticals, Inc	14,607
11,897	*	Celgene Corp	1,173,401
1,443	*,e	Celldex Therapeutics, Inc	6,335
138	*,e	Cellular Biomedicine Group, Inc	1,655
640	*,e	Cempra, Inc	10,554
1,119	*	Cepheid, Inc	34,409
728	*	Charles River Laboratories International, Inc	60,016
316	*,e	ChemoCentryx, Inc	1,419
964	*	Chimerix, Inc	3,788
440	*,e	ChromaDex Corp	1,822
167	*	Cidara Therapeutics, Inc	1,722
463	*,e	Clovis Oncology, Inc	6,352
453	*	Coherus Biosciences, Inc	7,651
205	*,e	Collegium Pharmaceutical, Inc	2,429
219	*	Concert Pharmaceuticals Inc	2,459
1,127	*,e	Corcept Therapeutics, Inc	6,153
1,644	*	Curis, Inc	2,565
503	*,e	Cytokinetics, Inc	4,773
316	*	CytomX Therapeutics, Inc	3,228
748	*,e	CytRx Corp	1,668
928	*,e	Depomed, Inc	18,207
274	*	Dermira, Inc	8,014
178	*	Dimension Therapeutics, Inc	1,068
1,634	*	Durect Corp	1,993
677	*,e	Dynavax Technologies Corp	9,871
122	*,e	Eagle Pharmaceuticals, Inc	4,732
254	*	Edge Therapeutics, Inc	2,568
110	*	Editas Medicine, Inc	2,684
364	*	Egalet Corp	1,805
50	*,e	Eiger BioPharmaceuticals, Inc	991
15,008		Eli Lilly & Co	1,181,880
433	*	Emergent Biosolutions, Inc	12,176
232	*	Enanta Pharmaceuticals, Inc	5,116
3,166	*	Endo International plc	49,358
543	*,e	Endocyte, Inc	1,743
596	*	Enzo Biochem, Inc	3,558
620	*	Epizyme, Inc	6,349
183	*,e	Esperion Thereapeutics, Inc	1,808
1,491	*,e	Exact Sciences Corp	18,265
3,488	*,e	Exelixis, Inc	27,241
799	*	FibroGen, Inc	13,112
390	*	Five Prime Therapeutics, Inc	16,126
86	*	Flex Pharma, Inc	878

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

295	*,e	Flexion Therapeutics Inc	$4,415
419	*,e	Fluidigm Corp	3,784
519	*	Fortress Biotech, Inc	1,396
173	*,e	Foundation Medicine, Inc	3,228
2,860	*,e	Galena Biopharma, Inc	1,333
270	*	Genomic Health, Inc	6,992
2,277	*,e	Geron Corp	6,102
20,538		Gilead Sciences, Inc	1,713,280
209	*,e	Global Blood Therapeutics, Inc	3,467
161	*	GlycoMimetics Inc	1,170
1,654	*	Halozyme Therapeutics, Inc	14,274
487	*,e	Heron Therapeutics, Inc	8,790
80	*	Heska Corp	2,974
2,468	*	Horizon Pharma plc	40,648
1,665	*,e	Idera Pharmaceuticals, Inc	2,547
462	*	Ignyta, Inc	2,504
2,249	*	Illumina, Inc	315,715
247	*,e	Immune Design Corp	2,016
1,233	*,e	Immunogen, Inc	3,798
1,305	*,e	Immunomedics, Inc	3,028
1,124	*	Impax Laboratories, Inc	32,394
635	*	INC Research Holdings, Inc	24,213
2,514	*	Incyte Corp	201,070
696	*	Infinity Pharmaceuticals, Inc	926
1,228	e	Innoviva, Inc	12,931
286	*	Inotek Pharmaceuticals Corp	2,128
1,045	*,e	Inovio Pharmaceuticals, Inc	9,656
884	*	Insmed, Inc	8,716
340	*,e	Insys Therapeutics, Inc	4,400
103	*,e	Intellia Therapeutics, Inc	2,199
253	*,e	Intercept Pharmaceuticals, Inc	36,098
388	*	Intersect ENT, Inc	5,017
527	*,e	Intra-Cellular Therapies, Inc	20,458
861	*,e	Intrexon Corp	21,189
331	*,e	Invitae Corp	2,446
1,859	*,e	Ionis Pharmaceuticals, Inc	43,296
1,976	*	Ironwood Pharmaceuticals, Inc	25,836
42,530		Johnson & Johnson	5,158,889
968	*,e	Juno Therapeutics, Inc	37,210
499	*	Karyopharm Therapeutics, Inc	3,348
1,346	*,e	Keryx Biopharmaceuticals, Inc	8,911
599	*,e	Kite Pharma, Inc	29,950
222	*,e	La Jolla Pharmaceutical Co	3,552
429	*,e	Lannett Co, Inc	10,206
657	*,e	Lexicon Pharmaceuticals, Inc	9,428
291	*,e	Ligand Pharmaceuticals, Inc (Class B)	34,708
664	*,e	Lion Biotechnologies, Inc	5,378
243	*,e	Lipocine, Inc	739
208	*,e	Loxo Oncology, Inc	4,821
588	*	Luminex Corp	11,895
488	*	MacroGenics, Inc	13,171
1,702	*	Mallinckrodt plc	103,448
5,032	*,e	MannKind Corp	5,837
378	*	Medgenics, Inc	2,098
1,035	*,e	Medicines Co	34,807
458	*,e	MediciNova, Inc	3,458
2,464	*	Medivation, Inc	148,579
43,049		Merck & Co, Inc	2,480,053
1,884	*	Merrimack Pharmaceuticals, Inc	10,155
413	*	Mettler-Toledo International, Inc	150,712
1,555	*,e	MiMedx Group, Inc	12,409
255	*,e	Minerva Neurosciences, Inc	2,604
140	*,e	Mirati Therapeutics, Inc	764
985	*	Momenta Pharmaceuticals, Inc	10,638
6,745	*	Mylan NV	291,654
179	*	MyoKardia, Inc	2,220

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,050	*,e	Myriad Genetics, Inc	$32,130
188	*	NanoString Technologies, Inc	2,369
263	*,e	NantKwest, Inc	1,636
414	*,e	Natera, Inc	4,995
1,989	*	Nektar Therapeutics	28,303
820	*	NeoGenomics, Inc	6,593
210	*	Neos Therapeutics, Inc	1,949
1,324	*	Neurocrine Biosciences, Inc	60,176
298	*,e	NewLink Genetics Corp	3,355
4,132	*,e	Novavax, Inc	30,040
185	*	Ocular Therapeutix, Inc	916
548	*,e	Omeros Corp	5,765
240	*,e	OncoMed Pharmaceuticals, Inc	2,954
466	*	Ophthotech Corp	23,780
4,827	*,e	Opko Health, Inc	45,084
1,615	*,e	Organovo Holdings, Inc	6,008
254	e	Osiris Therapeutics, Inc	1,293
379	*	Otonomy, Inc	6,019
503	*	OvaScience, Inc	2,621
1,153	*,e	Pacific Biosciences of California, Inc	8,111
563	*,e	Pacira Pharmaceuticals, Inc	18,990
180		Paratek Pharmaceuticals, Inc	2,504
876	*	Parexel International Corp	55,083
2,346		PDL BioPharma, Inc	7,366
1,676		PerkinElmer, Inc	87,856
2,141		Perrigo Co plc	194,124
236	*	Pfenex, Inc	1,975
93,258		Pfizer, Inc	3,283,614
903	*	PharmAthene, Inc	2,203
293		Phibro Animal Health Corp	5,467
754	*	Portola Pharmaceuticals, Inc	17,794
375	*	PRA Health Sciences, Inc	15,660
817	*	Prestige Brands Holdings, Inc	45,262
933	*,e	Progenics Pharmaceuticals, Inc	3,937
105	*	Proteostasis Therapeutics, Inc	1,274
536	*	Prothena Corp plc	18,739
488	*,e	PTC Therapeutics, Inc	3,426
358	*	Puma Biotechnology, Inc	10,665
3,616	*	Qiagen NV (NASDAQ)	78,865
1,273	*	Quintiles Transnational Holdings, Inc	83,152
495	*,e	Radius Health, Inc	18,191
1,331	*	Raptor Pharmaceutical Corp	7,147
85	*	Reata Pharmaceuticals, Inc	1,679
1,194	*	Regeneron Pharmaceuticals, Inc	416,981
324	*	REGENXBIO, Inc	2,592
621	*,e	Regulus Therapeutics, Inc	1,795
578	*,e	Relypsa, Inc	10,693
475	*	Repligen Corp	12,996
562	*,e	Retrophin, Inc	10,009
322	*,e	Revance Therapeutics, Inc	4,379
1,285	*	Rigel Pharmaceuticals, Inc	2,866
410	*,e	Sage Therapeutics, Inc	12,353
340	*	Sagent Pharmaceuticals	5,093
987	*,e	Sangamo Biosciences, Inc	5,715
671	*,e	Sarepta Therapeutics, Inc	12,796
780	*	Sciclone Pharmaceuticals, Inc	10,187
1,519	*,e	Seattle Genetics, Inc	61,383
309	*,e	Seres Therapeutics, Inc	8,976
405	*,e	Sorrento Therapeutics, Inc	2,268
262	*,e	Spark Therapeutics, Inc	13,396
972	*	Spectrum Pharmaceuticals, Inc	6,386
213	*	Stemline Therapeutics, Inc	1,442
357	*	Sucampo Pharmaceuticals, Inc (Class A)	3,916
720	*	Supernus Pharmaceuticals, Inc	14,666
2,659	*,e	Synergy Pharmaceuticals, Inc	10,104
1,141	*	Synthetic Biologics, Inc	2,054

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

240	*,e	T2 Biosystems, Inc	$1,894
744	*,e	Teligent, Inc	5,312
372	*,e	TESARO, Inc	31,267
518	*	Tetraphase Pharmaceuticals, Inc	2,227
516	*,e	TG Therapeutics, Inc	3,127
2,328	*,e	TherapeuticsMD, Inc	19,788
520	*,e	Theravance Biopharma, Inc	11,799
6,074		Thermo Electron Corp	897,494
287	*,e	Titan Pharmaceuticals, Inc	1,570
145	*,e	Tobira Therapeutics, Inc	1,821
146	*,e	Tokai Pharmaceuticals, Inc	804
667	*	Trevena, Inc	4,202
349	*,e	Trovagene, Inc	1,581
563	*	Ultragenyx Pharmaceutical, Inc	27,536
690	*	United Therapeutics Corp	73,085
604	*	Vanda Pharmaceuticals, Inc	6,759
419	*,e	Versartis, Inc	4,634
3,808	*	Vertex Pharmaceuticals, Inc	327,564
488	*	Vitae Pharmaceuticals, Inc	5,266
321	*	Vital Therapies, Inc	1,990
180	*,e	Voyager Therapeutics, Inc	1,978
308	*,e	vTv Therapeutics, Inc	1,786
1,201	*	VWR Corp	34,709
1,215	*	Waters Corp	170,890
117	*	WaVe Life Sciences Pte Ltd	2,421
233	*,e	XBiotech, Inc	4,874
494	*	Xencor Inc	9,381
827	*	Xenoport, Inc	5,822
240	*,e	Zafgen, Inc	1,438
1,888	*,e	ZIOPHARM Oncology, Inc	10,365
7,046		Zoetis Inc	334,403
287	*	Zogenix, Inc	2,310

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	29,817,217

REAL ESTATE - 4.9%
1,088		Acadia Realty Trust	38,646
430		AG Mortgage Investment Trust	6,209
399		Agree Realty Corp	19,248
719		Alexander & Baldwin, Inc	25,985
30		Alexander’s, Inc	12,277
1,127		Alexandria Real Estate Equities, Inc	116,667
196	*	Altisource Portfolio Solutions S.A.	5,457
766		Altisource Residential Corp	7,040
596		American Assets Trust, Inc	25,294
2,087		American Campus Communities, Inc	110,340
5,123		American Capital Agency Corp	101,538
922		American Capital Mortgage, Inc	14,558
2,736		American Homes 4 Rent	56,033
6,504		American Tower Corp	738,919
14,308		Annaly Capital Management, Inc	158,390
1,539		Anworth Mortgage Asset Corp	7,233
2,482		Apartment Investment & Management Co (Class A)	109,605
910		Apollo Commercial Real Estate Finance, Inc	14,624
2,657		Apple Hospitality REIT, Inc	49,978
100		Ares Commercial Real Estate Corp	1,229
472		Armada Hoffler Properties, Inc	6,485
566		ARMOUR Residential REIT, Inc	11,320
403		Ashford Hospitality Prime, Inc	5,698
1,205		Ashford Hospitality Trust, Inc	6,471
179	*	AV Homes, Inc	2,187
2,120		AvalonBay Communities, Inc	382,427
262		Bluerock Residential Growth REIT, Inc	3,406
2,365		Boston Properties, Inc	311,944
2,649		Brandywine Realty Trust	44,503
2,800		Brixmor Property Group, Inc	74,088

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,378		Camden Property Trust	$121,843
1,382		Capstead Mortgage Corp	13,405
1,293		Care Capital Properties, Inc	33,890
877		CareTrust REIT, Inc	12,085
568		CatchMark Timber Trust Inc	6,941
2,597		CBL & Associates Properties, Inc	24,178
4,546	*	CBRE Group, Inc	120,378
1,224		Cedar Realty Trust, Inc	9,094
572		Chatham Lodging Trust	12,573
909		Chesapeake Lodging Trust	21,134
2,903		Chimera Investment Corp	45,577
277	*	City Office REIT, Inc	3,595
1,729		Colony Financial, Inc	26,540
998		Colony Starwood Homes	30,359
1,903		Columbia Property Trust, Inc	40,724
1,776		Communications Sales & Leasing, Inc	51,326
199		Community Healthcare Trust, Inc	4,207
74	e	Consolidated-Tomoka Land Co	3,513
185		CorEnergy Infrastructure Trust, Inc	5,337
516		Coresite Realty	45,764
1,456		Corporate Office Properties Trust	43,054
1,864		Corrections Corp of America	65,277
3,339		Cousins Properties, Inc	34,726
5,043		Crown Castle International Corp	511,512
2,790		CubeSmart	86,155
1,124		CyrusOne, Inc	62,562
2,338		CYS Investments, Inc	19,569
1,403		DCT Industrial Trust, Inc	67,400
4,755		DDR Corp	86,256
3,094		DiamondRock Hospitality Co	27,939
2,269		Digital Realty Trust, Inc	247,298
2,163		Douglas Emmett, Inc	76,830
5,343		Duke Realty Corp	142,444
1,144		DuPont Fabros Technology, Inc	54,386
776		Dynex Capital, Inc	5,385
359		Easterly Government Properties, Inc	7,083
484		EastGroup Properties, Inc	33,357
1,017		Education Realty Trust, Inc	46,924
1,869		Empire State Realty Trust, Inc	35,492
976		Entertainment Properties Trust	78,744
1,070		Equinix, Inc	414,871
1,880	*	Equity Commonwealth	54,764
1,231		Equity Lifestyle Properties, Inc	98,542
1,411		Equity One, Inc	45,406
5,499		Equity Residential	378,771
1,007		Essex Property Trust, Inc	229,687
1,848		Extra Space Storage, Inc	171,014
183		Farmland Partners, Inc	2,072
1,091		Federal Realty Investment Trust	180,615
2,066		FelCor Lodging Trust, Inc	12,871
1,776		First Industrial Realty Trust, Inc	49,408
906		First Potomac Realty Trust	8,335
3,533		Forest City Realty Trust, Inc	78,821
498	*,e	Forestar Group, Inc	5,921
840		Four Corners Property Trust, Inc	17,296
1,291		Franklin Street Properties Corp	15,841
102	*	FRP Holdings, Inc	3,519
2,889		Gaming and Leisure Properties, Inc	99,613
8,714		General Growth Properties, Inc	259,852
1,137		Geo Group, Inc	38,863
401		Getty Realty Corp	8,601
475		Gladstone Commercial Corp	8,023
2,605	*	Global Net Lease, Inc	20,710
1,082		Government Properties Income Trust	24,951
6,461		Gramercy Property Trust	59,570
203		Great Ajax Corp	2,816

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

560		Hannon Armstrong Sustainable Infrastructure Capital, Inc	$12,096
1,444		Hatteras Financial Corp	23,682
7,225		HCP, Inc	255,621
1,600		Healthcare Realty Trust, Inc	55,984
2,088		Healthcare Trust of America, Inc	67,526
712		Hersha Hospitality Trust	12,211
1,490		Highwoods Properties, Inc	78,672
2,307		Hospitality Properties Trust	66,442
11,436		Host Marriott Corp	185,378
579	*	Howard Hughes Corp	66,191
1,207		Hudson Pacific Properties	35,220
463		Independence Realty Trust, Inc	3,787
1,752		Invesco Mortgage Capital, Inc	23,985
1,762		Investors Real Estate Trust	11,400
4,021		Iron Mountain, Inc	160,156
790	*	iStar Financial, Inc	7,576
698		Jones Lang LaSalle, Inc	68,020
1,291		Kennedy-Wilson Holdings, Inc	24,477
1,398		Kilroy Realty Corp	92,673
6,474		Kimco Realty Corp	203,154
1,264		Kite Realty Group Trust	35,430
624		Ladder Capital Corp	7,613
1,299		Lamar Advertising Co	86,124
1,627		LaSalle Hotel Properties	38,365
3,541		Lexington Realty Trust	35,800
2,339		Liberty Property Trust	92,905
628		LTC Properties, Inc	32,486
2,218		Macerich Co	189,395
1,437		Mack-Cali Realty Corp	38,799
194	*	Marcus & Millichap, Inc	4,930
3,687		Medical Properties Trust, Inc	56,079
5,699		MFA Mortgage Investments, Inc	41,432
1,190		Mid-America Apartment Communities, Inc	126,616
959		Monmouth Real Estate Investment Corp (Class A)	12,716
2,397		Monogram Residential Trust, Inc	24,473
570		National Health Investors, Inc	42,801
2,209		National Retail Properties, Inc	114,249
450		National Storage Affiliates Trust	9,369
3,380		New Residential Investment Corp	46,779
1,159		New Senior Investment Group, Inc	12,378
1,563		New York Mortgage Trust, Inc	9,534
2,526		New York REIT, Inc	23,366
280		NexPoint Residential Trust, Inc	5,096
892		NorthStar Realty Europe Corp	8,251
2,676		NorthStar Realty Finance Corp	30,587
2,900		Omega Healthcare Investors, Inc	98,455
251		One Liberty Properties, Inc	5,986
262		Orchid Island Capital, Inc	2,696
2,075		Outfront Media, Inc	50,153
145		Owens Realty Mortgage, Inc	2,413
2,787		Paramount Group, Inc	44,425
1,208		Parkway Properties, Inc	20,210
1,101		Pebblebrook Hotel Trust	28,901
1,046		Pennsylvania REIT	22,437
1,079		Pennymac Mortgage Investment Trust	17,512
2,101		Physicians Realty Trust	44,142
2,219		Piedmont Office Realty Trust, Inc	47,797
811		Post Properties, Inc	49,512
651		Potlatch Corp	22,199
340		Preferred Apartment Communities, Inc	5,005
7,916		Prologis, Inc	388,201
346		PS Business Parks, Inc	36,704
2,282		Public Storage, Inc	583,256
719		QTS Realty Trust, Inc	40,250
1,095		RAIT Investment Trust	3,427
1,201		Ramco-Gershenson Properties	23,552

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,889		Rayonier, Inc	$49,567
273		Re/Max Holdings, Inc	10,991
2,230	*	Realogy Holdings Corp	64,715
3,769		Realty Income Corp	261,418
1,174		Redwood Trust, Inc	16,213
1,534		Regency Centers Corp	128,442
422		Resource Capital Corp	5,427
1,525		Retail Opportunities Investment Corp	33,047
3,851		Retail Properties of America, Inc	65,082
1,001		Rexford Industrial Realty, Inc	21,111
1,906		RLJ Lodging Trust	40,884
99		RMR Group, Inc	3,066
518		Rouse Properties, Inc	9,454
669		Ryman Hospitality Properties	33,885
994		Sabra Healthcare REIT, Inc	20,511
133		Saul Centers, Inc	8,207
968		Select Income REIT	25,158
3,633		Senior Housing Properties Trust	75,675
385		Seritage Growth Properties	19,188
516		Silver Bay Realty Trust Corp	8,787
4,765		Simon Property Group, Inc	1,033,529
1,551		SL Green Realty Corp	165,135
704		Sovran Self Storage, Inc	73,864
7,413		Spirit Realty Capital, Inc	94,664
831	*,e	St. Joe Co	14,725
1,057	*	STAG Industrial, Inc	25,167
3,583		Starwood Property Trust, Inc	74,240
2,331		STORE Capital Corp	68,648
93	*	Stratus Properties, Inc	1,742
1,404		Summit Hotel Properties, Inc	18,589
964		Sun Communities, Inc	73,881
3,320		Sunstone Hotel Investors, Inc	40,072
1,512		Tanger Factory Outlet Centers, Inc	60,752
931		Taubman Centers, Inc	69,080
200	*	Tejon Ranch Co	4,728
659		Terreno Realty Corp	17,048
721		Tier REIT, Inc	11,053
284	*	Trinity Place Holdings, Inc	2,184
5,213		Two Harbors Investment Corp	44,623
4,118		UDR, Inc	152,037
370		UMH Properties, Inc	4,163
438	m	United Development Funding IV	1,402
282		Universal Health Realty Income Trust	16,125
1,349		Urban Edge Properties	40,281
405		Urstadt Biddle Properties, Inc (Class A)	10,036
4,998		Ventas, Inc	363,954
14,020		VEREIT, Inc	142,163
2,759		Vornado Realty Trust	276,231
1,125		Washington REIT	35,393
1,782		Weingarten Realty Investors	72,741
5,525		Welltower, Inc	420,839
614		Western Asset Mortgage Capital Corp	5,765
11,460		Weyerhaeuser Co	341,164
550		Whitestone REIT	8,294
1,596		WP Carey, Inc	110,794
2,855		WP GLIMCHER, Inc	31,947
1,622		Xenia Hotels & Resorts, Inc	27,217

		TOTAL REAL ESTATE	16,095,563

RETAILING - 5.2%
426	*	1-800-FLOWERS.COM, Inc (Class A)	3,843
1,005		Aaron’s, Inc	21,999
976		Abercrombie & Fitch Co (Class A)	17,383
1,102		Advance Auto Parts, Inc	178,116
6,024	*	Amazon.com, Inc	4,310,895

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,547	e	American Eagle Outfitters, Inc	$40,574
122	*,e	America’s Car-Mart, Inc	3,445
309	*	Asbury Automotive Group, Inc	16,297
2,570	*	Ascena Retail Group, Inc	17,964
1,018	*,e	Autonation, Inc	47,826
458	*	AutoZone, Inc	363,579
603	*	Barnes & Noble Education, Inc	6,120
965		Barnes & Noble, Inc	10,953
2,335	*	Bed Bath & Beyond, Inc	100,919
4,281		Best Buy Co, Inc	130,999
334		Big 5 Sporting Goods Corp	3,096
777	e	Big Lots, Inc	38,935
158		Blue Nile, Inc	4,326
176	*,e	Boot Barn Holdings, Inc	1,517
378	e	Buckle, Inc	9,824
165	*	Build-A-Bear Workshop, Inc	2,214
1,083	*	Burlington Stores, Inc	72,247
774	*	Cabela’s, Inc	38,746
657		Caleres, Inc	15,906
2,953	*,e	Carmax, Inc	144,786
368		Cato Corp (Class A)	13,881
2,056		Chico’s FAS, Inc	22,020
288		Children’s Place Retail Stores, Inc	23,092
243		Citi Trends, Inc	3,774
231	*	Container Store Group, Inc	1,236
680		Core-Mark Holding Co, Inc	31,865
1,158		CST Brands, Inc	49,887
514	*	Destination XL Group, Inc	2,349
1,351		Dick’s Sporting Goods, Inc	60,876
290	e	Dillard’s, Inc (Class A)	17,574
4,418		Dollar General Corp	415,292
3,502	*	Dollar Tree, Inc	330,028
1,032		DSW, Inc (Class A)	21,858
144	*	Duluth Holdings, Inc	3,522
1,598	*,e	Etsy, Inc	15,325
1,845		Expedia, Inc	196,123
1,044	*	Express Parent LLC	15,148
637		Finish Line, Inc (Class A)	12,861
824	*	Five Below, Inc	38,242
2,083		Foot Locker, Inc	114,273
616	*	Francesca’s Holdings Corp	6,807
543		Fred’s, Inc (Class A)	8,748
254	*	FTD Cos, Inc	6,340
222	*	Gaiam, Inc (Class A)	1,718
1,573		GameStop Corp (Class A)	41,810
3,431	e	Gap, Inc	72,806
313	*	Genesco, Inc	20,129
2,264		Genuine Parts Co	229,230
1,054		GNC Holdings, Inc	25,602
324		Group 1 Automotive, Inc	15,993
5,868	*	Groupon, Inc	19,071
904		Guess?, Inc	13,605
270		Haverty Furniture Cos, Inc	4,868
411	*,e	Hibbett Sports, Inc	14,299
19,272		Home Depot, Inc	2,460,841
475		HSN, Inc	23,242
4,736	*,e	JC Penney Co, Inc	42,056
247		Kirkland’s, Inc	3,626
2,808		Kohl’s Corp	106,479
3,738		L Brands, Inc	250,932
221	*,e	Lands’ End, Inc	3,629
6,954	*	Liberty Interactive Corp	176,423
1,108	*	Liberty TripAdvisor Holdings, Inc	24,243
2,074	*	Liberty Ventures	76,883
358		Lithia Motors, Inc (Class A)	25,443
4,712	*	LKQ Corp	149,370

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

13,793		Lowe’s Companies, Inc	$1,091,992
368	*,e	Lumber Liquidators, Inc	5,675
4,746		Macy’s, Inc	159,513
389	*	MarineMax, Inc	6,601
267	*,e	Mattress Firm Holding Corp	8,958
1,431	*	Michaels Cos, Inc	40,698
452		Monro Muffler, Inc	28,729
581	*	Murphy USA, Inc	43,087
6,312	*	NetFlix, Inc	577,422
1,902	e	Nordstrom, Inc	72,371
451		Nutri/System, Inc	11,437
8,441	*	Office Depot, Inc	27,940
335	*	Ollie’s Bargain Outlet Holdings, Inc	8,338
1,476	*	O’Reilly Automotive, Inc	400,144
275	e	Outerwall, Inc	11,550
176	*	Overstock.com, Inc	2,835
363	*,e	Party City Holdco, Inc	5,049
608		Penske Auto Group, Inc	19,128
278	e	PetMed Express, Inc	5,215
1,303	e	Pier 1 Imports, Inc	6,697
767	*	Priceline.com, Inc	957,530
765		Rent-A-Center, Inc	9,394
591	*,e	Restoration Hardware Holdings, Inc	16,950
6,087		Ross Stores, Inc	345,072
2,288	*	Sally Beauty Holdings, Inc	67,290
188	*,e	Sears Holdings Corp	2,559
168	*	Sears Hometown and Outlet Stores, Inc	1,132
680	*	Select Comfort Corp	14,538
203		Shoe Carnival, Inc	5,087
541	*	Shutterfly, Inc	25,216
1,212		Signet Jewelers Ltd	99,881
297		Sonic Automotive, Inc (Class A)	5,082
571	*	Sportsman’s Warehouse Holdings, Inc	4,602
411	e	Stage Stores, Inc	2,006
10,025		Staples, Inc	86,415
493		Stein Mart, Inc	3,806
747		Tailored Brands, Inc	9,457
9,137		Target Corp	637,945
1,715		Tiffany & Co	103,998
482	*,e	Tile Shop Holdings, Inc	9,582
297	*	Tilly’s, Inc	1,720
10,230		TJX Companies, Inc	790,063
2,059		Tractor Supply Co	187,740
1,758	*	TripAdvisor, Inc	113,039
632	*	Tuesday Morning Corp	4,437
904	*	Ulta Salon Cosmetics & Fragrance, Inc	220,251
1,403	*	Urban Outfitters, Inc	38,583
409	*	Vitamin Shoppe, Inc	12,503
484	*,e	Wayfair, Inc	18,876
258	*	West Marine, Inc	2,165
1,386		Williams-Sonoma, Inc	72,252
32		Winmark Corp	3,189
314	*	Zumiez, Inc	4,493

		TOTAL RETAILING	17,226,160

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
77	*,e	Acacia Communications, Inc	3,075
635	*	Advanced Energy Industries, Inc	24,105
10,005	*	Advanced Micro Devices, Inc	51,426
302	*	Alpha & Omega Semiconductor Ltd	4,207
497	*,e	Ambarella, Inc	25,253
1,424	*	Amkor Technology, Inc	8,188
4,735		Analog Devices, Inc	268,190
16,864		Applied Materials, Inc	404,230
1,304	*	Applied Micro Circuits Corp	8,372

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,300	*	Axcelis Technologies, Inc	$6,187
5,835		Broadcom Ltd	906,759
977		Brooks Automation, Inc	10,962
353		Cabot Microelectronics Corp	14,946
866	*	Cavium, Inc	33,428
293	*	Ceva, Inc	7,961
944	*	Cirrus Logic, Inc	36,618
379		Cohu, Inc	4,112
1,538	*,e	Cree, Inc	37,589
4,786	e	Cypress Semiconductor Corp	50,492
584	*	Diodes, Inc	10,973
289	*	DSP Group, Inc	3,066
2,131	*	Entegris, Inc	30,836
634	*	Exar Corp	5,104
1,745	*	Fairchild Semiconductor International, Inc	34,638
1,170	*	First Solar, Inc	56,722
1,076	*	Formfactor, Inc	9,674
642	*	GigOptix, Inc	1,258
592	*	Inphi Corp	18,962
2,070	*	Integrated Device Technology, Inc	41,669
73,205		Intel Corp	2,401,124
2,022		Intersil Corp (Class A)	27,378
353		IXYS Corp	3,618
2,412		Kla-Tencor Corp	176,679
800	*	Kopin Corp	1,776
2,446	e	Lam Research Corp	205,611
1,835	*	Lattice Semiconductor Corp	9,817
3,661		Linear Technology Corp	170,346
336	*	MA-COM Technology Solutions	11,081
6,275		Marvell Technology Group Ltd	59,801
4,327		Maxim Integrated Products, Inc	154,431
850	*	MaxLinear, Inc	15,283
3,249		Microchip Technology, Inc	164,919
16,036	*	Micron Technology, Inc	220,655
1,741	*	Microsemi Corp	56,896
858		MKS Instruments, Inc	36,945
598		Monolithic Power Systems, Inc	40,855
364	*	Nanometrics, Inc	7,567
478	*	NeoPhotonics Corp Ltd	4,555
68		NVE Corp	3,988
7,873		Nvidia Corp	370,110
6,349	*	ON Semiconductor Corp	55,998
409	*	PDF Solutions, Inc	5,722
970	*	Photronics, Inc	8,643
425		Power Integrations, Inc	21,280
2,116	*	Qorvo, Inc	116,930
22,745		Qualcomm, Inc	1,218,450
1,707	*	Rambus, Inc	20,621
456	*	Rudolph Technologies, Inc	7,082
936	*	Semtech Corp	22,333
497	*	Sigma Designs, Inc	3,196
618	*	Silicon Laboratories, Inc	30,121
2,933		Skyworks Solutions, Inc	185,600
886	*,e	SunPower Corp	13,724
3,141		Teradyne, Inc	61,846
754		Tessera Technologies, Inc	23,103
15,602		Texas Instruments, Inc	977,465
395	*	Ultra Clean Holdings	2,247
367	*	Ultratech, Inc	8,430
603	*	Veeco Instruments, Inc	9,986
584	*	Xcerra Corp	3,358
3,922		Xilinx, Inc	180,922

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	9,239,494

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 12.0%
568	*	2U, Inc	$16,705
670	*	A10 Networks, Inc	4,335
9,603		Accenture plc	1,087,924
1,775	*	ACI Worldwide, Inc	34,630
8,625		Activision Blizzard, Inc	341,809
552	*	Actua Corp	4,985
1,189	*	Acxiom Corp	26,146
7,550	*	Adobe Systems, Inc	723,214
2,664	*	Akamai Technologies, Inc	148,998
89	*,e	Alarm.com Holdings, Inc	2,281
291	*,e	ALJ Regional Holdings, Inc	1,455
900	*	Alliance Data Systems Corp	176,328
4,547	*	Alphabet, Inc (Class A)	3,198,951
4,596	*	Alphabet, Inc (Class C)	3,180,892
273	*,e	Amber Road, Inc	2,105
2,296		Amdocs Ltd	132,525
370	*	American Software, Inc (Class A)	3,878
555	*	Angie’s List, Inc	3,613
1,337	*	Ansys, Inc	121,333
235	*	Apigee Corp	2,872
116	*	Appfolio, Inc	1,677
1,374	*	Aspen Technology, Inc	55,290
403	*	Atlassian Corp plc	10,438
145	*	Autobytel, Inc	2,011
3,271	*	Autodesk, Inc	177,092
7,172		Automatic Data Processing, Inc	658,892
591	*	AVG Technologies NV	11,223
727	*	Bankrate, Inc	5,438
335	*	Barracuda Networks, Inc	5,072
1,241	*	Bazaarvoice, Inc	4,976
169	*,e	Benefitfocus, Inc	6,442
303	*,e	Black Knight Financial Services, Inc	11,393
735		Blackbaud, Inc	49,906
841	*	Blackhawk Network Holdings, Inc	28,165
583	*	Blucora, Inc	6,040
1,759		Booz Allen Hamilton Holding Co	52,137
528	*	Bottomline Technologies, Inc	11,368
735	*,e	Box, Inc	7,600
460	*	Brightcove, Inc	4,048
1,807		Broadridge Financial Solutions, Inc	117,816
423	*	BroadSoft, Inc	17,356
4,515		CA, Inc	148,227
373	*	CACI International, Inc (Class A)	33,723
4,614	*	Cadence Design Systems, Inc	112,120
790	*	Callidus Software, Inc	15,784
238	*	Carbonite, Inc	2,316
692	*	Cardtronics, Inc	27,549
271	*	Care.com, Inc	3,165
155		Cass Information Systems, Inc	8,013
2,399		CDK Global, Inc	133,121
347	*	ChannelAdvisor Corp	5,028
387	*	Cimpress NV	35,790
2,399	*	Citrix Systems, Inc	192,136
9,346	*	Cognizant Technology Solutions Corp (Class A)	534,965
592	*	Commvault Systems, Inc	25,568
2,139		Computer Sciences Corp	106,201
734	*	comScore, Inc	17,528
1,361		Convergys Corp	34,025
779	*	Cornerstone OnDemand, Inc	29,649
494	*	CoStar Group, Inc	108,018
485		CSG Systems International, Inc	19,550
2,529		CSRA, Inc	59,254
464	*	Cvent, Inc	16,574
297	*	Datalink Corp	2,227

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

579	*	Demandware, Inc	$43,367
789	*	DHI Group, Inc	4,915
110	*,e	Digimarc Corp	3,516
515		DST Systems, Inc	59,961
1,405		EarthLink Holdings Corp	8,992
16,520	*	eBay, Inc	386,733
405	e	Ebix, Inc	19,399
4,498	*	Electronic Arts, Inc	340,768
472	*	Ellie Mae, Inc	43,259
845	*	Endurance International Group Holdings, Inc	7,597
382	*,e	EnerNOC, Inc	2,414
639	*	Envestnet, Inc	21,285
739	*	EPAM Systems, Inc	47,525
365		EPIQ Systems, Inc	5,329
781	*	Euronet Worldwide, Inc	54,037
941		EVERTEC, Inc	14,623
434	*	Everyday Health, Inc	3,420
203	*	EXA Corp	2,933
484	*	ExlService Holdings, Inc	25,366
34,757	*	Facebook, Inc	3,972,030
458		Fair Isaac Corp	51,759
4,921		Fidelity National Information Services, Inc	362,579
2,341	*,e	FireEye, Inc	38,556
1,418	*	First American Corp	54,565
4,841	*	First Data Corp	53,590
3,430	*	Fiserv, Inc	372,944
351	*	Five9, Inc	4,177
1,414	*	FleetCor Technologies, Inc	202,386
552	*	FleetMatics Group plc	23,918
178		Forrester Research, Inc	6,561
2,237	*	Fortinet, Inc	70,667
1,261	*	Gartner, Inc	122,834
2,440	*	Genpact Ltd	65,490
494	*	Gigamon, Inc	18,471
2,370		Global Payments, Inc	169,171
117	*	Global Sources Ltd	1,073
359	*,e	Globant S.A.	14,127
1,606	*,e	Glu Mobile, Inc	3,533
720	*	GoDaddy, Inc	22,457
805	*,e	Gogo, Inc	6,754
1,239	*,e	GrubHub, Inc	38,496
399	*	GTT Communications, Inc	7,374
239	*	Guidance Software, Inc	1,479
1,120	*	Guidewire Software, Inc	69,171
476		Hackett Group, Inc	6,602
495	*	Higher One Holdings, Inc	2,529
611	*,e	Hortonworks, Inc	6,532
443	*	HubSpot, Inc	19,235
1,106		IAC/InterActiveCorp	62,268
439	*	Imperva, Inc	18,881
907	*	inContact, Inc	12,562
889	*	Infoblox, Inc	16,678
513	*	Information Services Group, Inc	1,924
166	*	Instructure, Inc	3,154
273	*,e	Interactive Intelligence, Inc	11,190
13,618		International Business Machines Corp	2,066,940
651	*	Intralinks Holdings, Inc	4,231
3,769		Intuit, Inc	420,658
736		j2 Global, Inc	46,493
1,233		Jack Henry & Associates, Inc	107,604
661	*	Jive Software, Inc	2,485
1,032		Leidos Holdings, Inc	49,402
884	*	Limelight Networks, Inc	1,317
1,816	*	LinkedIn Corp	343,678
915	*	Lionbridge Technologies	3,614
325	*	Liquidity Services, Inc	2,548

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

827	*	Liveperson, Inc	$5,243
385	*	LogMeIn, Inc	24,421
1,109	*	Manhattan Associates, Inc	71,120
349		Mantech International Corp (Class A)	13,199
441		Marchex, Inc (Class B)	1,402
639	*	Marketo, Inc	22,250
14,991		MasterCard, Inc (Class A)	1,320,107
447	*,e	Match Group, Inc	6,739
1,027		MAXIMUS, Inc	56,865
650	*	MeetMe, Inc	3,464
1,645		Mentor Graphics Corp	34,973
117,507		Microsoft Corp	6,012,833
136	*	MicroStrategy, Inc (Class A)	23,803
348	*,e	MINDBODY, Inc	5,617
467	*	Mitek Systems, Inc	3,320
577	*	MobileIron, Inc	1,760
351	*	Model N, Inc	4,686
445	*	MoneyGram International, Inc	3,048
614		Monotype Imaging Holdings, Inc	15,123
1,321	*	Monster Worldwide, Inc	3,157
81		NCI, Inc (Class A)	1,138
605	*	NetSuite, Inc	44,044
808	*,e	NeuStar, Inc (Class A)	18,996
339	*,e	New Relic, Inc	9,960
949		NIC, Inc	20,821
3,449	*	Nuance Communications, Inc	53,908
223	*	Numerex Corp	1,670
45,855		Oracle Corp	1,876,845
3,395	*,e	Pandora Media, Inc	42,268
128	*	Park City Group, Inc	1,148
5,083		Paychex, Inc	302,439
676	*,e	Paycom Software, Inc	29,210
318	*,e	Paylocity Holding Corp	13,738
17,512	*	PayPal Holdings, Inc	639,363
548		Pegasystems, Inc	14,769
509	*	Perficient, Inc	10,338
221	*	PFSweb, Inc	2,100
637	*	Planet Payment, Inc	2,860
766	*	Progress Software Corp	21,034
616	*,e	Proofpoint, Inc	38,863
336	*	PROS Holdings, Inc	5,856
1,758	*	PTC, Inc	66,066
395	*	Q2 Holdings, Inc	11,068
144		QAD, Inc (Class A)	2,775
1,434	*	QLIK Technologies, Inc	42,418
419	*	Qualys, Inc	12,490
335	*	QuinStreet, Inc	1,189
978	*	Quotient Technology, Inc	13,115
1,710	*	Rackspace Hosting, Inc	35,671
302	*,e	Rapid7, Inc	3,799
299	*	RealNetworks, Inc	1,289
795	*	RealPage, Inc	17,752
2,790	*	Red Hat, Inc	202,554
111		Reis, Inc	2,764
560	*	RetailMeNot, Inc	4,318
187	*	Rightside Group Ltd	1,990
906	*	RingCentral, Inc	17,866
279	*	Rosetta Stone, Inc	2,162
1,271	*	Rovi Corp	19,878
572	*	Rubicon Project, Inc	7,808
3,197		Sabre Corp	85,648
9,907	*	Salesforce.com, Inc	786,715
329		Sapiens International Corp NV	3,853
661		Science Applications International Corp	38,569
421	*	Sciquest, Inc	7,435
96	*	SecureWorks Corp	1,354

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,435	*	ServiceNow, Inc	$161,684
819	*	ServiceSource International LLC	3,301
309	*,e	Shutterstock, Inc	14,152
710	*	Silver Spring Networks, Inc	8,627
2,022	*	Splunk, Inc	109,552
256	*	SPS Commerce, Inc	15,514
797	*	Square, Inc	7,213
2,602		SS&C Technologies Holdings, Inc	73,064
252	*	Stamps.com, Inc	22,030
566	*	Sykes Enterprises, Inc	16,391
9,435		Symantec Corp	193,795
630	*	Synchronoss Technologies, Inc	20,072
2,302	*	Synopsys, Inc	124,492
543	*	Syntel, Inc	24,576
849	*	Tableau Software, Inc	41,533
1,280	*	Take-Two Interactive Software, Inc	48,538
496	*	Tangoe, Inc	3,829
222	*	TechTarget, Inc	1,798
397	*	TeleNav, Inc	2,025
235		TeleTech Holdings, Inc	6,376
2,058	*	Teradata Corp	51,594
1,433	*	TiVo, Inc	14,187
2,459		Total System Services, Inc	130,597
1,781		Travelport Worldwide Ltd	22,957
821	*,e	TrueCar, Inc	6,445
338	*,e	TubeMogul, Inc	4,022
9,794	*,e	Twitter, Inc	165,617
509	*	Tyler Technologies, Inc	84,855
424	*	Ultimate Software Group, Inc	89,163
686	*,e	Unisys Corp	4,994
216	*	United Online, Inc	2,376
2,297	*	Vantiv, Inc	130,010
158	*	Varonis Systems, Inc	3,795
469	*	Vasco Data Security International	7,687
1,046	*	Verint Systems, Inc	34,654
1,481	*,e	VeriSign, Inc	128,047
631	*,e	VirnetX Holding Corp	2,524
427	*	Virtusa Corp	12,332
29,631		Visa, Inc (Class A)	2,197,731
1,255	*,e	VMware, Inc (Class A)	71,811
577	*,e	WebMD Health Corp (Class A)	33,529
659	*	Website Pros, Inc	11,981
7,662		Western Union Co	146,957
596	*	WEX, Inc	52,847
1,800	*	Workday, Inc	134,406
340	*,e	Workiva, Inc	4,644
346	*	Xactly Corp	4,432
15,226		Xerox Corp	144,495
376	*	XO Group, Inc	6,554
372	*	Xura, Inc	9,088
13,418	*	Yahoo!, Inc	503,980
1,055	*	Yelp, Inc	32,030
1,214	*	Zendesk, Inc	32,025
795	*,e	Zillow Group, Inc	29,137
1,533	*	Zillow Group, Inc (Class C)	55,617
743	*	Zix Corp	2,786
10,999	*	Zynga, Inc	27,388

		TOTAL SOFTWARE & SERVICES	39,660,916

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
1,599	*,e	3D Systems Corp	21,890
806		Adtran, Inc	15,032
317	*	Aerohive Networks, Inc	2,099
400	*	Agilysys, Inc	4,188
4,637		Amphenol Corp (Class A)	265,839

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

412	*	Anixter International, Inc	$21,951
84,936		Apple, Inc	8,119,882
367	*,e	Applied Optoelectronics, Inc	4,092
593	*	Arista Networks, Inc	38,177
2,915	*	ARRIS International plc	61,098
1,404	*	Arrow Electronics, Inc	86,908
470	*	Avid Technology, Inc	2,731
1,982		Avnet, Inc	80,291
720		AVX Corp	9,778
210		Badger Meter, Inc	15,336
144		Bel Fuse, Inc (Class B)	2,560
626		Belden CDT, Inc	37,792
750	*	Benchmark Electronics, Inc	15,862
226		Black Box Corp	2,956
7,193		Brocade Communications Systems, Inc	66,032
528	*	CalAmp Corp	7,820
643	*	Calix, Inc	4,443
2,466		CDW Corp	98,837
2,102	*	Ciena Corp	39,412
77,965		Cisco Systems, Inc	2,236,816
153	*,e	Clearfield, Inc	2,737
1,253		Cognex Corp	54,004
369	*	Coherent, Inc	33,867
1,980	*	CommScope Holding Co, Inc	61,439
234		Comtech Telecommunications Corp	3,005
305	*,e	Control4 Corp	2,489
16,640		Corning, Inc	340,787
351		CPI Card Group, Inc	1,758
622	*	Cray, Inc	18,610
485		CTS Corp	8,691
548		Daktronics, Inc	3,425
936		Diebold, Inc	23,241
400	*	Digi International, Inc	4,292
782		Dolby Laboratories, Inc (Class A)	37,419
255	*	DTS, Inc	6,745
250	*,e	Eastman Kodak Co	4,020
702	*	EchoStar Corp (Class A)	27,869
248		Electro Rent Corp	3,822
447		Electro Scientific Industries, Inc	2,610
717	*	Electronics for Imaging, Inc	30,860
30,213		EMC Corp	820,887
381	*	EMCORE Corp	2,263
96	*	ePlus, Inc	7,852
1,428	*	Extreme Networks, Inc	4,841
1,036	*	F5 Networks, Inc	117,938
537	*	Fabrinet	19,933
256	*	FARO Technologies, Inc	8,660
644		FEI Co	68,831
1,708	*	Finisar Corp	29,907
1,957	*,e	Fitbit, Inc	23,915
2,092		Flir Systems, Inc	64,747
1,256	*,e	Harmonic, Inc	3,580
1,864		Harris Corp	155,532
26,651		Hewlett Packard Enterprise Co	486,914
26,647		HP, Inc	334,420
909	*	II-VI, Inc	17,053
400	*	Immersion Corp	2,936
2,159	*	Infinera Corp	24,354
2,243		Ingram Micro, Inc (Class A)	78,012
620	*	Insight Enterprises, Inc	16,120
520		InterDigital, Inc	28,954
1,144	*	InvenSense, Inc	7,013
544	*	IPG Photonics Corp	43,520
553	*	Itron, Inc	23,834
983	*	Ixia	9,653
2,873		Jabil Circuit, Inc	53,064

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,775		Juniper Networks, Inc	$129,880
2,647	*	Keysight Technologies, Inc	77,001
411	*	Kimball Electronics, Inc	5,117
1,352	*,e	Knowles Corp	18,495
172	*	KVH Industries, Inc	1,324
918		Lexmark International, Inc (Class A)	34,654
356		Littelfuse, Inc	42,076
776	*	Lumentum Holdings, Inc	18,779
509	*	Maxwell Technologies, Inc	2,688
41		Mesa Laboratories, Inc	5,043
638		Methode Electronics, Inc	21,839
2,667		Motorola, Inc	175,942
221		MTS Systems Corp	9,689
160	*	Multi-Fineline Electronix, Inc	3,712
1,689		National Instruments Corp	46,279
1,908	*	NCR Corp	52,985
4,480		NetApp, Inc	110,163
482	*	Netgear, Inc	22,914
1,579	*	Netscout Systems, Inc	35,133
953	*,e	Nimble Storage, Inc	7,586
497	*	Novanta, Inc	7,530
1,530	*,e	Oclaro, Inc	7,466
283	*	OSI Systems, Inc	16,451
1,343	*	Palo Alto Networks, Inc	164,706
291		Park Electrochemical Corp	4,228
196		PC Connection, Inc	4,665
547		Plantronics, Inc	24,068
511	*	Plexus Corp	22,075
2,087	*	Polycom, Inc	23,479
926	*,e	Pure Storage, Inc	10,093
1,275	*	QLogic Corp	18,793
553	*	Radisys Corp	2,477
415	*	Rofin-Sinar Technologies, Inc	13,255
267	*	Rogers Corp	16,314
1,157	*	Sanmina Corp	31,019
381	*	Scansource, Inc	14,139
1,028	*	ShoreTel, Inc	6,877
81	e	Silicom Ltd	2,422
435	*,e	Silicon Graphics International Corp	2,188
704	*	Sonus Networks, Inc	6,118
751	*,e	Stratasys Ltd	17,190
589	*	Super Micro Computer, Inc	14,637
572	*	Synaptics, Inc	30,745
461		SYNNEX Corp	43,712
151	*	Systemax, Inc	1,288
538	*	Tech Data Corp	38,655
3,961	*	Trimble Navigation Ltd	96,490
1,110	*	TTM Technologies, Inc	8,358
407	e	Ubiquiti Networks, Inc	15,735
637	*	Universal Display Corp	43,189
591	*	USA Technologies, Inc	2,524
1,621	*	VeriFone Systems, Inc	30,053
682	*,e	Viasat, Inc	48,695
3,759	*	Viavi Solutions, Inc	24,922
1,913		Vishay Intertechnology, Inc	23,702
161	*	Vishay Precision Group, Inc	2,161
4,365		Western Digital Corp	206,290
799	*	Zebra Technologies Corp (Class A)	40,030

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	16,296,283

TELECOMMUNICATION SERVICES - 2.7%
1,358	*	8x8, Inc	19,840
95,429		AT&T, Inc	4,123,487
208		ATN International, Inc	16,185
542	*	Boingo Wireless, Inc	4,835

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

8,430		CenturyTel, Inc	$244,554
3,005	*	Cincinnati Bell, Inc	13,733
635		Cogent Communications Group, Inc	25,438
862	e	Consolidated Communications Holdings, Inc	23,481
499	*	Fairpoint Communications, Inc	7,325
17,604	e	Frontier Communications Corp	86,964
464	*	General Communication, Inc (Class A)	7,331
5,885	*,e	Globalstar, Inc	7,121
126	*	Hawaiian Telcom Holdco, Inc	2,670
238		IDT Corp (Class B)	3,377
505		Inteliquent, Inc	10,044
1,269	*,e	Iridium Communications, Inc	11,269
4,457	*	Level 3 Communications, Inc	229,491
323	*	Lumos Networks Corp	3,908
854	*	NII Holdings, Inc	2,716
1,000	*	Orbcomm, Inc	9,950
184	*	pdvWireless, Inc	3,936
1,945	*	SBA Communications Corp (Class A)	209,943
728		Shenandoah Telecom Co	28,436
309		Spok Holdings, Inc	5,922
11,457	*	Sprint Corp	51,900
164	*,e	Straight Path Communications, Inc	4,538
1,431		Telephone & Data Systems, Inc	42,444
4,378	*	T-Mobile US, Inc	189,436
260	*	US Cellular Corp	10,210
63,110		Verizon Communications, Inc	3,524,062
2,643	*	Vonage Holdings Corp	16,122
1,408	e	Windstream Holdings, Inc	13,052
2,522	*	Zayo Group Holdings, Inc	70,440

		TOTAL TELECOMMUNICATION SERVICES	9,024,160

TRANSPORTATION - 2.0%
797	*	Air Transport Services Group, Inc	10,329
1,848		Alaska Air Group, Inc	107,720
203		Allegiant Travel Co	30,754
94		Amerco, Inc	35,208
8,915		American Airlines Group, Inc	252,384
378		Arkansas Best Corp	6,142
363	*	Atlas Air Worldwide Holdings, Inc	15,035
1,294	*	Avis Budget Group, Inc	41,706
390	*	Celadon Group, Inc	3,186
2,198		CH Robinson Worldwide, Inc	163,201
473	e	Copa Holdings S.A. (Class A)	24,719
383		Costamare, Inc	2,938
185	*	Covenant Transportation Group, Inc	3,343
14,818		CSX Corp	386,453
11,913		Delta Air Lines, Inc	433,991
427	*	Echo Global Logistics, Inc	9,573
2,803		Expeditors International of Washington, Inc	137,459
3,870		FedEx Corp	587,389
458		Forward Air Corp	20,395
875	*	Genesee & Wyoming, Inc (Class A)	51,581
884	*	Hawaiian Holdings, Inc	33,557
689	e	Heartland Express, Inc	11,982
5,562	*	Hertz Global Holdings, Inc	61,571
505	*	Hub Group, Inc (Class A)	19,377
1,370		J.B. Hunt Transport Services, Inc	110,874
4,976	*	JetBlue Airways Corp	82,403
1,656		Kansas City Southern Industries, Inc	149,189
813	*	Kirby Corp	50,723
1,000		Knight Transportation, Inc	26,580
621		Landstar System, Inc	42,638
1,110		Macquarie Infrastructure Co LLC	82,196
319		Marten Transport Ltd	6,316
668		Matson, Inc	21,570

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

4,571		Norfolk Southern Corp	$389,129
1,041	*	Old Dominion Freight Line	62,783
118		Park-Ohio Holdings Corp	3,337
958	*	Radiant Logistics, Inc	2,874
411	*	Roadrunner Transportation Services Holdings, Inc	3,066
808		Ryder System, Inc	49,401
384	*	Saia, Inc	9,654
751		Skywest, Inc	19,871
9,891		Southwest Airlines Co	387,826
1,104	*	Spirit Airlines, Inc	49,536
1,289	*,e	Swift Transportation Co, Inc	19,863
13,091		Union Pacific Corp	1,142,190
5,186	*	United Continental Holdings, Inc	212,833
10,709		United Parcel Service, Inc (Class B)	1,153,573
122		Universal Truckload Services, Inc	1,574
139	*	USA Truck, Inc	2,434
296	*	Virgin America, Inc	16,638
683		Werner Enterprises, Inc	15,689
849	*	Wesco Aircraft Holdings, Inc	11,394
1,499	*,e	XPO Logistics, Inc	39,364
521	*	YRC Worldwide, Inc	4,585

		TOTAL TRANSPORTATION	6,620,096

UTILITIES - 3.8%
10,475		AES Corp	130,728
1,808		AGL Resources, Inc	119,274
763		Allete, Inc	49,313
3,512		Alliant Energy Corp	139,426
3,751		Ameren Corp	200,979
7,617		American Electric Power Co, Inc	533,876
543		American States Water Co	23,794
2,716		American Water Works Co, Inc	229,529
2,696		Aqua America, Inc	96,139
111		Artesian Resources Corp	3,765
1,866		Atlantic Power Corp	4,628
854	e	Atlantica Yield plc	15,867
1,523		Atmos Energy Corp	123,850
895		Avangrid, Inc	41,224
968		Avista Corp	43,366
814		Black Hills Corp	51,315
689		California Water Service Group	24,067
5,665	*	Calpine Corp	83,559
6,672		Centerpoint Energy, Inc	160,128
223		Chesapeake Utilities Corp	14,758
4,177		CMS Energy Corp	191,557
165		Connecticut Water Service, Inc	9,273
4,557		Consolidated Edison, Inc	366,565
213		Consolidated Water Co, Inc	2,782
102		Delta Natural Gas Co, Inc	2,748
9,396		Dominion Resources, Inc	732,230
2,708		DTE Energy Co	268,417
10,675		Duke Energy Corp	915,808
1,845	*	Dynegy, Inc	31,808
4,922		Edison International	382,292
600		El Paso Electric Co	28,362
728		Empire District Electric Co	24,730
2,767		Entergy Corp	225,096
4,910		Eversource Energy	294,109
13,726		Exelon Corp	499,077
6,573		FirstEnergy Corp	229,463
182	e	Genie Energy Ltd	1,232
133	*,e	Global Water Resources, Inc	1,170
2,468		Great Plains Energy, Inc	75,027
1,656	*	Hawaiian Electric Industries, Inc	54,300
845		Idacorp, Inc	68,741

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,403		ITC Holdings Corp	$112,509
2,855		MDU Resources Group, Inc	68,520
677		MGE Energy, Inc	38,261
240		Middlesex Water Co	10,411
1,140		National Fuel Gas Co	64,843
1,317		New Jersey Resources Corp	50,770
7,131		NextEra Energy, Inc	929,882
4,785		NiSource, Inc	126,898
419		Northwest Natural Gas Co	27,160
838		NorthWestern Corp	52,853
4,874		NRG Energy, Inc	73,061
495		NRG Yield, Inc (Class A)	7,534
926	e	NRG Yield, Inc (Class C)	14,436
3,173		OGE Energy Corp	103,916
798		ONE Gas, Inc	53,139
595		Ormat Technologies, Inc	26,037
489		Otter Tail Corp	16,377
860	e	Pattern Energy Group, Inc	19,754
7,683		PG&E Corp	491,097
1,187		Piedmont Natural Gas Co, Inc	71,362
1,713		Pinnacle West Capital Corp	138,856
1,356		PNM Resources, Inc	48,057
1,370		Portland General Electric Co	60,444
10,491		PPL Corp	396,035
7,825		Public Service Enterprise Group, Inc	364,723
2,664		Questar Corp	67,586
2,156		SCANA Corp	163,123
3,844		Sempra Energy	438,293
254		SJW Corp	10,003
1,083		South Jersey Industries, Inc	34,245
14,550		Southern Co	780,317
672		Southwest Gas Corp	52,893
78	e	Spark Energy, Inc	2,578
687		Spire, Inc	48,667
1,280	*	Talen Energy Corp	17,344
3,757		TECO Energy, Inc	103,844
1,167	e	TerraForm Global, Inc	3,804
1,278	e	TerraForm Power, Inc	13,930
2,656		UGI Corp	120,184
205		Unitil Corp	8,747
1,283		Vectren Corp	67,576
557	*,e	Vivint Solar, Inc	1,710
4,768		WEC Energy Group, Inc	311,350
2,185		Westar Energy, Inc	122,557
775		WGL Holdings, Inc	54,862
7,657		Xcel Energy, Inc	342,881
183		York Water Co	5,863

		TOTAL UTILITIES	12,633,664

		TOTAL COMMON STOCKS (Cost $204,089,569)	341,647,757

RIGHTS / WARRANTS - 0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	m	Forest Laboratories, Inc CVR	112
499	m	Trius Therapeutics, Inc	65

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	177

SOFTWARE & SERVICES - 0.0%
299	m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
710	m	Leap Wireless International, Inc	1,789

		TOTAL TELECOMMUNICATION SERVICES	1,789

		TOTAL RIGHTS / WARRANTS (Cost $1,797)	1,966

TIAA-CREF LIFE FUNDS - Stock Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.2%

GOVERNMENT AGENCY DEBT - 0.9%
$3,100,000	d	Federal Home Loan Bank (FHLB)	0.100%	07/01/16	$3,100,000

					3,100,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.3%
7,536,330	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			7,536,330

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			7,536,330

		TOTAL SHORT-TERM INVESTMENTS (Cost $10,636,330)			10,636,330

		TOTAL INVESTMENTS - 106.4% (Cost $214,727,696)			352,286,053
		OTHER ASSETS & LIABILITIES, NET - (6.4)%			(21,145,832)

		NET ASSETS - 100.0%			$331,140,221

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,414,485.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

SHARES		COMPANY	VALUE

COMMON STOCKS - 101.9%

AUSTRALIA - 1.2%
77,035		BHP Billiton Ltd	$1,073,577

		TOTAL AUSTRALIA	1,073,577

DENMARK - 1.6%
11,690		DSV AS	491,543
19,557	*	H Lundbeck AS	733,140
2,808		Novo Nordisk AS	151,219

		TOTAL DENMARK	1,375,902

FRANCE - 24.7%
98,469		Accor S.A.	3,772,951
3,991		BNP Paribas	175,027
68,262		Compagnie de Saint-Gobain	2,587,511
26,412		Essilor International S.A.	3,471,302
17,207		Groupe Danone	1,204,191
2,356		Kering	379,274
87,224		Schneider Electric S.A.	5,088,705
50,084		Societe Generale	1,566,922
44,688		Vinci S.A.	3,153,490

		TOTAL FRANCE	21,399,373

GERMANY - 13.3%
40,911		Adidas-Salomon AG.	5,872,741
4,019		Continental AG.	760,502
11,918		Deutsche Boerse AG.	979,119
12,224		Henkel KGaA (Preference)	1,493,901
30,154		Lanxess AG.	1,322,943
86,056		Schaeffler AG.	1,136,671

		TOTAL GERMANY	11,565,877

INDIA - 10.3%
93,117		Asian Paints Ltd	1,386,301
5,678		Eicher Motors Ltd	1,621,858
12,785		Emami Ltd	208,987
158,064		HDFC Bank Ltd	2,763,691
140,221		IndusInd Bank Ltd	2,317,196
51,655	*	SKS Microfinance Pvt Ltd	568,928

		TOTAL INDIA	8,866,961

ITALY - 3.5%
673,988		Banca Intesa S.p.A.	1,283,752
112,885		Mediobanca S.p.A.	650,420
47,590		Moncler S.p.A	751,320
795,183	*	Saipem S.p.A.	317,937

		TOTAL ITALY	3,003,429

JAPAN - 17.3%
68,385		Ajinomoto Co, Inc	1,611,216
640,242		Ishikawajima-Harima Heavy Industries Co Ltd	1,725,766
43,200		J Front Retailing Co Ltd	447,913
21,700		Kao Corp	1,263,854
16,610	e	Konami Corp	633,669
17,425		Murata Manufacturing Co Ltd	1,953,596

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

69,375		Olympus Corp	$2,590,571
24,369		Oriental Land Co Ltd	1,577,878
109,448		Sony Corp	3,224,554

		TOTAL JAPAN	15,029,017

NETHERLANDS - 4.8%
1,033		ASML Holding NV	101,687
39,311		Heineken NV	3,605,676
43,894		ING Groep NV	454,123
47		Royal Dutch Shell plc (A Shares)	1,291

		TOTAL NETHERLANDS	4,162,777

NORWAY - 2.2%
108,930		Statoil ASA	1,882,141

		TOTAL NORWAY	1,882,141

SWEDEN - 3.1%
97,110		Electrolux AB (Series B)	2,647,689

		TOTAL SWEDEN	2,647,689

SWITZERLAND - 3.9%
2,682		Burckhardt Compression Holding AG.	830,656
2,188		Geberit AG.	828,732
8,189		Swatch Group AG. (Registered)	468,965
4,883		Zurich Financial Services AG.	1,207,970

		TOTAL SWITZERLAND	3,336,323

TAIWAN - 1.2%
877,927		Advanced Semiconductor Engineering, Inc	998,813

		TOTAL TAIWAN	998,813

UNITED KINGDOM - 14.8%
5,537		Associated British Foods plc	201,759
95,877		BAE Systems plc	671,192
160,269		Man Group plc	249,008
2,056		Rio Tinto plc	63,873
253,948		Sky plc	2,885,722
2,063,255	*	Tesco plc	4,845,746
135,073		Weir Group plc	2,608,725
61,800		WPP plc	1,287,997

		TOTAL UNITED KINGDOM	12,814,022

		TOTAL COMMON STOCKS (Cost $88,779,939)	88,155,901

SHORT-TERM INVESTMENTS - 0.3%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
227,430	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	227,430

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	227,430

		TOTAL SHORT-TERM INVESTMENTS (Cost $227,430)	227,430

		TOTAL INVESTMENTS - 102.2% (Cost $89,007,369)	88,383,331
		OTHER ASSETS & LIABILITIES, NET - (2.2)%	(1,897,526)

		NET ASSETS - 100.0%	$86,485,805

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $214,999.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

June 30, 2016

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$25,214,175	29.0%
INDUSTRIALS	19,608,179	22.7
CONSUMER STAPLES	14,435,331	16.7
FINANCIALS	12,216,156	14.1
HEALTH CARE	6,946,232	8.0
MATERIALS	3,846,693	4.5
INFORMATION TECHNOLOGY	3,687,765	4.3
ENERGY	2,201,370	2.6
SHORT-TERM INVESTMENTS	227,430	0.3
OTHER ASSETS & LIABILITIES, NET	(1,897,526)	(2.2)

NET ASSETS	$86,485,805	100.0

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.9%

AUTOMOBILES & COMPONENTS - 0.0%
$ 49,250	i	Dealer Tire LLC	5.500%	12/22/21	$49,373

		TOTAL AUTOMOBILES & COMPONENTS			49,373

CAPITAL GOODS - 0.0%
24,813	i	CHI Overhead Doors, Inc	4.750	07/31/22	24,595
24,833	i	Plaze, Inc	5.250	07/29/22	24,709

		TOTAL CAPITAL GOODS			49,304

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
78,605	i	AECOM Technology Corp	3.750	10/15/21	78,654
59,100	i	Creative Artists Agency LLC	5.500	12/17/21	59,002
66,755	h,i	USAGM HoldCo LLC	5.500	07/28/22	66,004
13,245	h,i	USAGM HoldCo LLC	5.500	07/28/22	13,096

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			216,756

CONSUMER DURABLES & APPAREL - 0.0%
61,459	i	Otter Products LLC	5.750	06/03/20	52,240

		TOTAL CONSUMER DURABLES & APPAREL			52,240

CONSUMER SERVICES - 0.2%
98,000	i	Jackson Hewitt Tax Service, Inc	8.000	06/25/21	95,795
99,250	i	Knowledge Universe Education LLC	6.000	08/13/22	98,092

		TOTAL CONSUMER SERVICES			193,887

DIVERSIFIED FINANCIALS - 0.0%
97,995	i	TransUnion LLC	3.500	04/09/21	96,664

		TOTAL DIVERSIFIED FINANCIALS			96,664

FOOD, BEVERAGE & TOBACCO - 0.0%
29,775	i	Hostess Brands LLC	4.500	08/03/22	29,715

		TOTAL FOOD, BEVERAGE & TOBACCO			29,715

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
98,184	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	98,307
74,813	i	Greatbatch Ltd	5.250	10/27/22	74,064

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			172,371

INSURANCE - 0.0%
123,898	i	Acrisure LLC	6.500	05/19/22	122,762

		TOTAL INSURANCE			122,762

MATERIALS - 0.0%
40,000	i	Solenis International LP	7.750	07/29/22	36,833

		TOTAL MATERIALS			36,833

MEDIA - 0.1%
99,250	i	CDS US Intermediate Holdings, Inc	5.000%	07/08/22	96,490
75,000	i	Neptune Finco Corp	5.000	10/09/22	75,019

		TOTAL MEDIA			171,509

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REAL ESTATE - 0.0%
$ 73,315	i	DTZ US Borrower LLC	4.250%	11/04/21	$72,170

		TOTAL REAL ESTATE			72,170

SOFTWARE & SERVICES - 0.2%
130,000	h,i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	58,500
68,769	i	IMS Health, Inc	3.500	03/17/21	68,081
48,444	i	Mitchell International, Inc	4.500	10/13/20	47,597
73,873		ProQuest LLC	5.750	10/24/21	70,179
2,461	i	SS&C Technologies Holdings Europe SARL	4.000	07/08/22	2,458
17,988	i	SS&C Technologies Holdings, Inc	4.000	07/08/22	17,969

		TOTAL SOFTWARE & SERVICES			264,784

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
99,250	i	CommScope, Inc	3.750	12/29/22	99,188
68,779	i	Sensata Technologies BV	3.000	10/14/21	68,656
17,591	i	Zebra Technologies Corp	4.000	10/27/21	17,569

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			185,413

		TOTAL BANK LOAN OBLIGATIONS (Cost $1,800,625)			1,713,781

BONDS - 98.1%

CORPORATE BONDS - 41.7%

AUTOMOBILES & COMPONENTS - 0.5%
175,000	g	BMW US Capital LLC	2.000	04/11/21	177,289
125,000	g	BMW US Capital LLC	2.800	04/11/26	128,284
125,000		Delphi Automotive plc	3.150	11/19/20	128,588
33,000	g	Gates Global LLC	6.000	07/15/22	28,875
100,000		Goodyear Tire & Rubber Co	5.000	05/31/26	101,875
175,000		Magna International, Inc	3.625	06/15/24	184,665
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	152,062

		TOTAL AUTOMOBILES & COMPONENTS			901,638

BANKS - 5.6%
200,000	g	Banco de Bogota S.A.	6.250	05/12/26	203,500
200,000		Bank of America Corp	5.300	03/15/17	205,341
275,000		Bank of America Corp	3.950	04/21/25	279,605
200,000		Bank of America Corp	3.875	08/01/25	212,870
50,000		Bank of America Corp	4.750	04/21/45	51,116
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	151,153
225,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	230,100
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	157,303
125,000		Barclays plc	3.650	03/16/25	120,196
250,000		Branch Banking & Trust Co	2.300	10/15/18	256,254
60,000		Capital One Bank USA NA	3.375	02/15/23	61,395
650,000		Citigroup, Inc	4.450	09/29/27	668,256
125,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	131,865
250,000		Cooperatieve Rabobank UA	2.500	01/19/21	256,359
100,000	g	Credit Agricole S.A.	2.500	04/15/19	102,301
200,000	g	DBS Group Holdings Ltd	2.246	07/16/19	202,956
225,000		Discover Bank	3.100	06/04/20	230,153
200,000	g	GTH Finance BV	7.250	04/26/23	208,000
150,000	g	HSBC Bank plc	4.125	08/12/20	161,477
200,000		HSBC Holdings plc	2.950	05/25/21	202,094
250,000		HSBC Holdings plc	3.900	05/25/26	258,021
375,000		JPMorgan Chase & Co	2.750	06/23/20	386,446
150,000		JPMorgan Chase & Co	2.700	05/18/23	151,547
350,000		JPMorgan Chase & Co	3.200	06/15/26	359,930
100,000	i	JPMorgan Chase & Co	5.150	12/30/49	97,260
80,000		KeyBank NA	2.500	12/15/19	82,035

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Lloyds Banking Group plc	3.100%	07/06/21	$99,926
100,000	g	Macquarie Bank Ltd	2.600	06/24/19	101,995
225,000		Manufacturers & Traders Trust Co	2.100	02/06/20	227,658
175,000		PNC Bank NA	2.200	01/28/19	178,559
225,000		PNC Bank NA	2.250	07/02/19	229,835
350,000		PNC Bank NA	2.600	07/21/20	362,471
150,000		PNC Bank NA	2.700	11/01/22	151,622
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	166,950
500,000		Royal Bank of Canada	1.200	09/19/17	501,085
200,000	g	Shinhan Bank	3.875	03/24/26	206,890
300,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	309,140
75,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	76,551
150,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	153,299
250,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	271,167
125,000		SunTrust Banks, Inc	2.900	03/03/21	129,436
100,000		SunTrust Banks, Inc	2.750	05/01/23	100,643
250,000		Toronto-Dominion Bank	2.500	12/14/20	258,615
200,000	g,h	Turkiye Halk Bankasi AS.	5.000	07/13/21	199,890
200,000	g	Turkiye Is Bankasi	5.375	10/06/21	206,232
150,000		Union Bank NA	2.125	06/16/17	151,385
125,000		UnionBanCal Corp	3.500	06/18/22	132,720
370,000		US Bank NA	2.800	01/27/25	385,479
200,000		Westpac Banking Corp	2.250	01/17/19	204,217
225,000		Westpac Banking Corp	2.850	05/13/26	228,516
200,000	g	Zenith Bank plc	6.250	04/22/19	188,540

		TOTAL BANKS			10,650,354

CAPITAL GOODS - 1.2%
100,000		Eaton Corp	4.000	11/02/32	106,318
125,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	131,580
150,000		John Deere Capital Corp	2.550	01/08/21	155,849
175,000		Lockheed Martin Corp	2.500	11/23/20	180,532
100,000		Lockheed Martin Corp	3.550	01/15/26	109,098
250,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	248,938
200,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	204,204
125,000		Rockwell Automation, Inc	2.050	03/01/20	127,051
200,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	203,000
100,000	g	Stena AB	7.000	02/01/24	78,750
100,000		Textron, Inc	3.875	03/01/25	105,596
425,000		Timken Co	3.875	09/01/24	429,686
100,000	g	TransDigm, Inc	6.375	06/15/26	99,750

		TOTAL CAPITAL GOODS			2,180,352

COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
500,000		21st Century Fox America, Inc	3.000	09/15/22	522,086
50,000		21st Century Fox America, Inc	6.900	08/15/39	66,923
25,000		AECOM	5.750	10/15/22	25,500
50,000		AECOM	5.875	10/15/24	51,250
250,000		Air Lease Corp	3.875	04/01/21	257,500
475,000	g	Daimler Finance North America LLC	2.000	07/06/21	474,820
225,000		Equifax, Inc	3.250	06/01/26	232,467
100,000	g	Herc Spinoff Escrow Issuer LLC	7.750	06/01/24	97,500
100,000		Quest Diagnostics, Inc	3.450	06/01/26	103,385
75,000		Republic Services, Inc	3.800	05/15/18	78,473
250,000		Republic Services, Inc	3.550	06/01/22	270,036
150,000		Republic Services, Inc	3.200	03/15/25	156,758
100,000	h	Republic Services, Inc	2.900	07/01/26	101,472
75,000		United Rentals North America, Inc	5.500	07/15/25	73,875
250,000		Waste Management, Inc	2.600	09/01/16	250,570
100,000		Waste Management, Inc	2.900	09/15/22	104,707
150,000		Waste Management, Inc	2.400	05/15/23	152,224
50,000		Waste Management, Inc	3.900	03/01/35	52,423

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 50,000		Waste Management, Inc	4.100%	03/01/45	$54,300
75,000	g	XPO Logistics, Inc	6.500	06/15/22	71,531

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,197,800

CONSUMER DURABLES & APPAREL - 0.3%
75,000		Newell Rubbermaid, Inc	3.150	04/01/21	78,142
100,000		Newell Rubbermaid, Inc	3.900	11/01/25	104,797
125,000		Newell Rubbermaid, Inc	4.200	04/01/26	135,574
100,000		PVH Corp	4.500	12/15/22	101,375
100,000		Whirlpool Corp	3.700	03/01/23	106,043

		TOTAL CONSUMER DURABLES & APPAREL			525,931

CONSUMER SERVICES - 0.3%
50,000	g	1011778 BC / New Red Fin	6.000	04/01/22	51,859
100,000		ADT Corp	6.250	10/15/21	106,850
100,000	g	Aramark Services, Inc	4.750	06/01/26	98,000
65,000	g	International Game Technology	5.625	02/15/20	68,494
150,000	g	SABMiller Holdings, Inc	3.750	01/15/22	160,855
70,000		Speedway Motorsports, Inc	5.125	02/01/23	71,225

		TOTAL CONSUMER SERVICES			557,283

DIVERSIFIED FINANCIALS - 4.5%
125,000		American Express Centurion Bank	6.000	09/13/17	131,690
50,000		American Express Credit Corp	2.250	05/05/21	50,903
750,000	g,i	Armor Re Ltd	4.709	12/15/16	746,250
50,000		Bank of New York Mellon Corp	5.450	05/15/19	55,582
225,000	g	Bayer US Finance LLC	2.375	10/08/19	230,003
200,000	g	Bayer US Finance LLC	3.375	10/08/24	207,994
200,000	g	BBVA Bancomer S.A.	6.750	09/30/22	223,274
125,000		Credit Suisse	2.300	05/28/19	126,679
125,000		Credit Suisse	3.000	10/29/21	128,052
200,000	g	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	199,603
150,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	146,882
100,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	97,375
65,000		Ford Motor Credit Co LLC	4.250	02/03/17	66,039
250,000		Ford Motor Credit Co LLC	3.000	06/12/17	253,555
35,000		Ford Motor Credit Co LLC	6.625	08/15/17	36,944
750,000		Ford Motor Credit Co LLC	2.597	11/04/19	767,310
325,000		Ford Motor Credit Co LLC	3.200	01/15/21	334,811
250,000		Ford Motor Credit Co LLC	3.336	03/18/21	259,567
275,000		Ford Motor Credit Co LLC	4.134	08/04/25	294,984
160,000		General Motors Financial Co, Inc	3.500	07/10/19	165,559
100,000		General Motors Financial Co, Inc	3.200	07/13/20	101,316
225,000		General Motors Financial Co, Inc	4.200	03/01/21	235,408
300,000		General Motors Financial Co, Inc	3.200	07/06/21	300,869
40,000		General Motors Financial Co, Inc	4.375	09/25/21	42,215
125,000		General Motors Financial Co, Inc	3.700	05/09/23	125,813
100,000		General Motors Financial Co, Inc	5.250	03/01/26	108,760
300,000		Goldman Sachs Group, Inc	3.500	01/23/25	308,393
125,000		Goldman Sachs Group, Inc	4.800	07/08/44	138,044
100,000		Goldman Sachs Group, Inc	4.750	10/21/45	110,276
200,000	g	GrupoSura Finance S.A.	5.500	04/29/26	208,500
200,000	g	Hyundai Capital America	2.000	07/01/19	201,235
200,000	g	ICICI Bank Ltd	4.000	03/18/26	203,333
100,000		International Lease Finance Corp	5.875	08/15/22	108,250
250,000	g	KOC Holding AS.	5.250	03/15/23	259,300
100,000		Legg Mason, Inc	2.700	07/15/19	102,318
100,000		Legg Mason, Inc	3.950	07/15/24	101,132
325,000		Morgan Stanley	1.875	01/05/18	326,869
150,000		Morgan Stanley	4.000	07/23/25	160,696
100,000		Morgan Stanley	3.875	01/27/26	106,467
250,000		Morgan Stanley	6.375	07/24/42	337,437
50,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	60,415

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000	g	UBS Group Funding Jersey Ltd	2.950%	09/24/20	$152,560
75,000		Wells Fargo & Co	2.500	03/04/21	76,916

		TOTAL DIVERSIFIED FINANCIALS			8,399,578

ENERGY - 3.6%
175,000		Anadarko Petroleum Corp	4.850	03/15/21	185,626
100,000		Anadarko Petroleum Corp	5.550	03/15/26	110,480
50,000		Apache Corp	4.750	04/15/43	51,436
25,000		Apache Corp	4.250	01/15/44	24,216
250,000		BP Capital Markets plc	1.375	05/10/18	250,368
300,000		BP Capital Markets plc	2.315	02/13/20	307,099
125,000		BP Capital Markets plc	3.119	05/04/26	127,164
12,000		California Resources Corp	5.000	01/15/20	6,330
30,000	g	California Resources Corp	8.000	12/15/22	21,300
10,000	g	Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	10,269
325,000		Chevron Corp	2.419	11/17/20	335,275
192,000		Cimarex Energy Co	4.375	06/01/24	200,866
150,000		Concho Resources, Inc	5.500	04/01/23	150,375
200,000		Devon Energy Corp	5.000	06/15/45	186,692
50,000		Ecopetrol S.A.	5.875	09/18/23	51,500
200,000		Ecopetrol S.A.	5.375	06/26/26	194,500
25,000		Enbridge Energy Partners LP	5.200	03/15/20	26,231
100,000		Enbridge Energy Partners LP	4.375	10/15/20	102,639
150,000		Enbridge Energy Partners LP	5.875	10/15/25	165,962
200,000		Enterprise Products Operating LLC	3.750	02/15/25	208,692
250,000		Enterprise Products Operating LLC	5.100	02/15/45	275,084
100,000		EOG Resources, Inc	4.150	01/15/26	110,068
25,000		EP Energy LLC	6.375	06/15/23	15,000
75,000		Exterran Partners LP	6.000	10/01/22	66,375
200,000		Exxon Mobil Corp	2.222	03/01/21	206,231
225,000		Exxon Mobil Corp	3.043	03/01/26	238,230
100,000		Exxon Mobil Corp	4.114	03/01/46	112,549
100,000		Husky Energy, Inc	3.950	04/15/22	103,440
150,000		Marathon Oil Corp	2.700	06/01/20	141,266
52,000		Noble Energy, Inc	5.625	05/01/21	54,173
25,000		Noble Energy, Inc	5.250	11/15/43	25,789
115,000		Occidental Petroleum Corp	2.600	04/15/22	117,854
75,000		Occidental Petroleum Corp	3.500	06/15/25	79,292
100,000		Occidental Petroleum Corp	3.400	04/15/26	105,524
200,000		ONE Gas, Inc	2.070	02/01/19	202,995
100,000		ONE Gas, Inc	3.610	02/01/24	108,066
100,000	i	Petrobras Global Finance BV	2.768	01/15/19	90,350
47,000		Petrobras Global Finance BV	3.000	01/15/19	43,546
125,000		Petrobras Global Finance BV	4.875	03/17/20	117,188
50,000	g	Petroleos Mexicanos	5.500	02/04/19	52,625
100,000		Petroleos Mexicanos	3.500	07/23/20	99,911
75,000	g	Petroleos Mexicanos	6.375	02/04/21	81,548
150,000		Petroleos Mexicanos	3.500	01/30/23	142,083
80,000		Petroleos Mexicanos	4.250	01/15/25	77,040
40,000		Petroleos Mexicanos	5.500	06/27/44	36,142
45,000		Pioneer Natural Resources Co	7.500	01/15/20	52,697
150,000		Pioneer Natural Resources Co	3.450	01/15/21	154,902
125,000		Pioneer Natural Resources Co	4.450	01/15/26	136,253
100,000		Plains All American Pipeline LP	4.650	10/15/25	101,012
39,000		Plains All American Pipeline LP	4.900	02/15/45	34,885
45,000		Precision Drilling Corp	6.500	12/15/21	40,388
32,000		Questar Market Resources, Inc	6.875	03/01/21	32,320
17,000		Regency Energy Partners LP	5.875	03/01/22	18,053
75,000		Shell International Finance BV	2.375	08/21/22	76,792
175,000		Shell International Finance BV	4.000	05/10/46	178,617
100,000		Statoil ASA	1.200	01/17/18	100,160
200,000		Statoil ASA	2.450	01/17/23	202,560
125,000		Statoil ASA	4.250	11/23/41	131,666
10,000		Tesoro Logistics LP	6.125	10/15/21	10,350

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 10,000		Tesoro Logistics LP	6.375%	05/01/24	$10,475
100,000		TransCanada PipeLines Ltd	5.850	03/15/36	115,044
50,000		Vale Overseas Ltd	4.375	01/11/22	46,860
25,000		Vale Overseas Ltd	6.875	11/21/36	23,000

		TOTAL ENERGY			6,885,423

FOOD & STAPLES RETAILING - 1.4%
100,000	g	Albertsons Cos LLC	6.625	06/15/24	103,250
400,000		CVS Health Corp	2.800	07/20/20	416,351
275,000		CVS Health Corp	2.125	06/01/21	278,250
421,000		CVS Health Corp	3.875	07/20/25	463,311
275,000		CVS Health Corp	2.875	06/01/26	281,070
140,000		Ingles Markets, Inc	5.750	06/15/23	141,750
100,000		SYSCO Corp	2.500	07/15/21	102,198
225,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	232,496
125,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	127,061
250,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	264,989
100,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	102,810
100,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	106,727

		TOTAL FOOD & STAPLES RETAILING			2,620,263

FOOD, BEVERAGE & TOBACCO - 1.2%
250,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	259,065
425,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	454,883
200,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	234,274
200,000	g	Corp Lindley S.A.	4.625	04/12/23	204,500
100,000		Mead Johnson Nutrition Co	3.000	11/15/20	104,478
300,000		Mondelez International, Inc	4.000	02/01/24	328,233
5,000		PepsiCo, Inc	7.900	11/01/18	5,783
75,000		PepsiCo, Inc	2.750	04/30/25	77,539
265,000		PepsiCo, Inc	4.450	04/14/46	309,479
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	36,877
175,000	g	Pernod-Ricard S.A.	4.250	07/15/22	191,316
100,000	g	Pernod-Ricard S.A.	3.250	06/08/26	102,402

		TOTAL FOOD, BEVERAGE & TOBACCO			2,308,829

HEALTH CARE EQUIPMENT & SERVICES - 1.1%
50,000		Becton Dickinson & Co	1.750	11/08/16	50,115
100,000		Covidien International Finance S.A.	3.200	06/15/22	106,716
100,000		Express Scripts Holding Co	3.900	02/15/22	107,181
150,000		Express Scripts Holding Co	3.400	03/01/27	150,165
15,000		HCA, Inc	6.500	02/15/20	16,631
150,000		HCA, Inc	5.875	03/15/22	163,125
30,000	g	LifePoint Health, Inc	5.375	05/01/24	30,075
200,000		Medtronic, Inc	3.500	03/15/25	218,130
200,000		Medtronic, Inc	4.625	03/15/45	235,348
125,000		Stryker Corp	2.625	03/15/21	129,212
100,000		Stryker Corp	3.375	11/01/25	104,993
100,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	101,739
100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	104,101
125,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	127,770
250,000		Zimmer Holdings, Inc	2.700	04/01/20	253,056

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,898,357

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
125,000		Colgate-Palmolive Co	4.000	08/15/45	143,810

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			143,810

INSURANCE - 2.1%
125,000		Aetna, Inc	1.500	11/15/17	125,572
100,000		Allstate Corp	3.150	06/15/23	106,357

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Allstate Corp	4.500%	06/15/43	$116,341
200,000		American International Group, Inc	2.300	07/16/19	203,507
200,000		Children’s Hospital Medic	4.268	05/15/44	223,262
100,000		Chubb Corp	6.000	05/11/37	135,824
20,000		Cigna Corp	5.125	06/15/20	22,195
100,000		Cigna Corp	4.500	03/15/21	109,790
125,000		Cigna Corp	3.250	04/15/25	127,685
100,000	g	Five Corners Funding Trust	4.419	11/15/23	107,967
25,000		Lincoln National Corp	7.000	06/15/40	32,212
300,000		MetLife, Inc	4.368	09/15/23	332,251
150,000	i	MetLife, Inc	5.250	12/30/49	148,875
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,547
150,000		Progressive Corp	3.750	08/23/21	165,041
175,000		Prudential Financial, Inc	5.400	06/13/35	198,470
100,000		Prudential Financial, Inc	5.100	08/15/43	110,854
225,000	i	Prudential Financial, Inc	5.375	05/15/45	227,531
100,000	g	Prudential Funding LLC	6.750	09/15/23	121,599
100,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	101,286
125,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	130,430
25,000		Travelers Cos, Inc	5.800	05/15/18	27,117
100,000		Travelers Cos, Inc	3.750	05/15/46	104,758
150,000		UnitedHealth Group, Inc	3.750	07/15/25	164,390
275,000		UnitedHealth Group, Inc	4.750	07/15/45	332,933
250,000		WellPoint, Inc	3.125	05/15/22	258,675
150,000		WellPoint, Inc	4.625	05/15/42	157,446
25,000		WR Berkley Corp	5.375	09/15/20	27,705

		TOTAL INSURANCE			4,020,620

MATERIALS - 1.8%
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	38,291
52,000		Barrick Gold Corp	4.100	05/01/23	54,981
25,000		Berry Plastics Corp	6.000	10/15/22	25,844
50,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	57,875
50,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	57,750
200,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	208,336
200,000	g	Cemex SAB de C.V.	7.750	04/16/26	210,000
100,000		Corning, Inc	1.450	11/15/17	99,948
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	209,446
105,000		Crown Americas LLC	4.500	01/15/23	107,100
100,000		Eastman Chemical Co	3.800	03/15/25	105,737
200,000	g	Georgia-Pacific LLC	2.539	11/15/19	204,820
930,000	g	Glencore Funding LLC	2.125	04/16/18	906,750
125,000	g	Glencore Funding LLC	4.625	04/29/24	116,875
50,000		Hexion US Finance Corp	8.875	02/01/18	43,375
50,000		Hexion US Finance Corp	6.625	04/15/20	41,815
200,000	g	Klabin Finance S.A.	5.250	07/16/24	196,500
125,000		Nucor Corp	4.000	08/01/23	133,546
200,000	g	OCP S.A.	4.500	10/22/25	195,360
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	84,034
150,000		Packaging Corp of America	3.650	09/15/24	155,005
70,000	g	Sealed Air Corp	5.250	04/01/23	72,450
25,000		Steel Dynamics, Inc	5.125	10/01/21	25,531
100,000		Teck Resources Ltd	3.750	02/01/23	76,000
45,000	g	Univar, Inc	6.750	07/15/23	44,437

		TOTAL MATERIALS			3,471,806

MEDIA - 2.0%
100,000		AMC Entertainment, Inc	5.875	02/15/22	100,500
150,000		CBS Corp	2.300	08/15/19	152,308
50,000		CBS Corp	4.000	01/15/26	53,395
250,000	g	CCO Safari II LLC	3.579	07/23/20	261,384
175,000	g	CCO Safari II LLC	4.464	07/23/22	188,418
325,000	g	Charter Communications Operating LLC	4.908	07/23/25	354,217

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 75,000		Cinemark USA, Inc	4.875%	06/01/23	$74,062
475,000		Comcast Corp	4.250	01/15/33	524,495
50,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	51,375
15,000	g	Gannett Co, Inc	4.875	09/15/21	15,375
80,000	g	Gannett Co, Inc	5.500	09/15/24	82,400
200,000		Grupo Televisa SAB	4.625	01/30/26	216,351
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	101,092
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	127,791
50,000	g	Nielsen Finance LLC	5.000	04/15/22	51,000
50,000		Outfront Media Capital LLC	5.250	02/15/22	50,750
200,000		Scripps Networks Interactive, Inc	2.800	06/15/20	203,156
50,000	g	Sirius XM Radio, Inc	5.375	07/15/26	49,250
75,000		Time Warner Cable, Inc	5.875	11/15/40	81,720
450,000		Time Warner, Inc	2.100	06/01/19	457,564
50,000		Time Warner, Inc	6.500	11/15/36	63,441
150,000		Time Warner, Inc	4.650	06/01/44	157,775
104,000	g	Time, Inc	5.750	04/15/22	97,760
100,000	g	Univision Communications, Inc	5.125	05/15/23	99,250
115,000		Viacom, Inc	2.500	12/15/16	115,499
125,000		Viacom, Inc	5.850	09/01/43	125,402

		TOTAL MEDIA			3,855,730

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
425,000		AbbVie, Inc	2.500	05/14/20	435,064
150,000		AbbVie, Inc	3.200	05/14/26	151,665
175,000		Actavis Funding SCS	3.000	03/12/20	180,317
275,000		Actavis Funding SCS	3.800	03/15/25	286,137
150,000		Biogen, Inc	2.900	09/15/20	156,338
175,000		Celgene Corp	2.875	08/15/20	180,990
250,000		Celgene Corp	3.875	08/15/25	266,793
125,000		Gilead Sciences, Inc	3.500	02/01/25	133,321
250,000		Gilead Sciences, Inc	3.650	03/01/26	272,005
225,000		Johnson & Johnson	2.450	03/01/26	232,682
100,000	g	Mylan NV	3.750	12/15/20	104,268
75,000		Mylan, Inc	2.550	03/28/19	75,922
250,000		Novartis Capital Corp	4.000	11/20/45	285,191
100,000		Perrigo Finance plc	4.900	12/15/44	98,698
100,000		Zoetis, Inc	3.450	11/13/20	103,247
100,000		Zoetis, Inc	4.500	11/13/25	110,337

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,072,975

REAL ESTATE - 2.0%
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	103,491
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	152,918
100,000		Brixmor Operating Partnership LP	3.875	08/15/22	102,750
200,000		Brixmor Operating Partnership LP	3.850	02/01/25	201,215
100,000		Brixmor Operating Partnership LP	4.125	06/15/26	102,677
35,000		Camden Property Trust	4.625	06/15/21	38,452
100,000		Camden Property Trust	2.950	12/15/22	101,130
100,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	105,956
100,000		DDR Corp	3.625	02/01/25	100,343
75,000		DDR Corp	4.250	02/01/26	78,667
100,000		Developers Diversified Realty Corp	4.750	04/15/18	104,333
40,000		Developers Diversified Realty Corp	7.875	09/01/20	48,310
100,000		Duke Realty LP	3.250	06/30/26	101,442
100,000		Equity One, Inc	3.750	11/15/22	101,687
75,000		Essex Portfolio LP	3.375	01/15/23	77,464
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	28,057
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	100,373
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	176,152
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	102,520
100,000		Host Hotels & Resorts LP	4.500	02/01/26	105,492
100,000		Kimco Realty Corp	3.400	11/01/22	104,833
100,000		Mid-America Apartments LP	4.300	10/15/23	107,593

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 125,000		Mid-America Apartments LP	3.750%	06/15/24	$129,700
50,000		National Retail Properties, Inc	3.800	10/15/22	52,825
100,000		National Retail Properties, Inc	3.300	04/15/23	101,496
100,000		National Retail Properties, Inc	4.000	11/15/25	106,156
150,000		Regency Centers LP	3.900	11/01/25	157,907
40,000		Simon Property Group LP	10.350	04/01/19	48,723
200,000	g	Trust F/1401	5.250	01/30/26	203,500
50,000		Weingarten Realty Investors	3.375	10/15/22	50,989
100,000		Weingarten Realty Investors	3.500	04/15/23	100,935
100,000		Weingarten Realty Investors	4.450	01/15/24	106,356
100,000		Weingarten Realty Investors	3.850	06/01/25	102,637
325,000		Welltower, Inc	4.000	06/01/25	341,737

		TOTAL REAL ESTATE			3,748,816

RETAILING - 1.4%
100,000	g	Argos Merger Sub, Inc	7.125	03/15/23	102,875
25,000		Asbury Automotive Group, Inc	6.000	12/15/24	25,187
100,000		AutoNation, Inc	3.350	01/15/21	102,407
300,000		AutoZone, Inc	2.500	04/15/21	305,540
100,000		AutoZone, Inc	3.250	04/15/25	103,714
15,000	g	Family Tree Escrow LLC	5.750	03/01/23	15,938
200,000		Home Depot, Inc	2.000	04/01/21	205,437
150,000		Home Depot, Inc	3.350	09/15/25	163,551
100,000		Home Depot, Inc	3.000	04/01/26	106,333
75,000		L Brands, Inc	6.875	11/01/35	75,938
75,000		L Brands, Inc	6.750	07/01/36	74,953
70,000		Men’s Wearhouse, Inc	7.000	07/01/22	58,800
35,000		O’Reilly Automotive, Inc	4.625	09/15/21	38,647
725,000		O’Reilly Automotive, Inc	3.800	09/01/22	780,761
125,000	g	Rolls-Royce plc	2.375	10/14/20	128,400
100,000	g	Rolls-Royce plc	3.625	10/14/25	106,189
200,000		Target Corp	2.500	04/15/26	205,167
125,000		Target Corp	3.625	04/15/46	128,268

		TOTAL RETAILING			2,728,105

SOFTWARE & SERVICES - 1.1%
1,170,000		Fidelity National Information Services, Inc	5.000	03/15/22	1,219,082
100,000		NCR Corp	5.875	12/15/21	101,500
50,000	g	Open Text Corp	5.625	01/15/23	50,625
50,000	g	Open Text Corp	5.875	06/01/26	50,250
225,000	h	Oracle Corp	1.900	09/15/21	225,875
225,000	h	Oracle Corp	2.650	07/15/26	225,257
225,000	h	Oracle Corp	4.000	07/15/46	226,704
25,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	25,438

		TOTAL SOFTWARE & SERVICES			2,124,731

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
200,000		Amphenol Corp	3.125	09/15/21	206,766
100,000		CC Holdings GS V LLC	2.381	12/15/17	101,299
75,000	g	CommScope, Inc	5.000	06/15/21	76,613
75,000	g	CommScope, Inc	5.500	06/15/24	76,125
75,000	g	NXP BV	4.625	06/01/23	76,313
100,000		Tyco Electronics Group S.A.	2.375	12/17/18	101,480
150,000		Tyco Electronics Group S.A.	3.500	02/03/22	158,528
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	105,466

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			902,590

TELECOMMUNICATION SERVICES - 2.4%
200,000		Alibaba Group Holding Ltd	2.500	11/28/19	202,338
200,000		American Tower Corp	3.300	02/15/21	208,662
50,000		American Tower Corp	3.500	01/31/23	51,745
50,000		American Tower Corp	4.400	02/15/26	54,311

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 75,000		American Tower Corp	3.375%	10/15/26	$75,431
125,000		AT&T, Inc	1.400	12/01/17	125,202
225,000		AT&T, Inc	2.450	06/30/20	229,736
150,000		AT&T, Inc	2.625	12/01/22	150,208
175,000		AT&T, Inc	4.450	04/01/24	191,659
275,000		AT&T, Inc	3.400	05/15/25	281,432
225,000		AT&T, Inc	4.125	02/17/26	241,704
300,000		AT&T, Inc	4.500	05/15/35	306,558
100,000		AT&T, Inc	4.750	05/15/46	102,495
200,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	221,128
15,000		Crown Castle International Corp	3.400	02/15/21	15,661
110,000		Crown Castle International Corp	4.875	04/15/22	120,802
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	150,677
50,000		Orange S.A.	5.500	02/06/44	62,982
100,000		T-Mobile USA, Inc	6.731	04/28/22	105,155
50,000		T-Mobile USA, Inc	6.375	03/01/25	52,250
675,000		Verizon Communications, Inc	3.450	03/15/21	723,291
400,000		Verizon Communications, Inc	4.150	03/15/24	441,187
433,000		Verizon Communications, Inc	4.272	01/15/36	442,633

		TOTAL TELECOMMUNICATION SERVICES			4,557,247

TRANSPORTATION - 1.7%
200,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	198,944
165,000	g	Asciano Finance Ltd	5.000	04/07/18	170,480
100,000	g	Bombardier, Inc	5.500	09/15/18	99,000
225,000		Canadian Pacific Railway Co	2.900	02/01/25	228,588
100,000		Canadian Pacific Railway Co	4.800	08/01/45	115,372
125,000	g	ERAC USA Finance LLC	2.600	12/01/21	127,052
100,000	g	ERAC USA Finance LLC	3.300	10/15/22	104,082
100,000	g	ERAC USA Finance LLC	3.300	12/01/26	102,713
100,000	g	ERAC USA Finance LLC	5.625	03/15/42	121,319
125,000		FedEx Corp	3.250	04/01/26	130,237
221,000		GATX Corp	1.250	03/04/17	220,699
200,000		GATX Corp	2.500	07/30/19	202,037
125,000		GATX Corp	3.250	03/30/25	121,919
200,000		GATX Corp	5.200	03/15/44	207,337
150,000		GATX Corp	4.500	03/30/45	137,497
400,000	g	Kansas City Southern	2.350	05/15/20	399,789
175,000	g	Kansas City Southern	4.950	08/15/45	196,648
250,000		Norfolk Southern Corp	4.450	06/15/45	275,694
250,000	g	TTX Co	3.600	01/15/25	261,525

		TOTAL TRANSPORTATION			3,420,932

UTILITIES - 3.6%
200,000	g	Abu Dhabi National Energy Co PJSC	3.625	06/22/21	209,540
8,000	i	AES Corp	3.673	06/01/19	7,980
100,000		AES Corp	4.875	05/15/23	98,750
200,000		AGL Capital Corp	3.875	11/15/25	214,931
100,000		Alabama Power Co	3.550	12/01/23	109,282
100,000		Alabama Power Co	4.150	08/15/44	109,472
75,000		Atmos Energy Corp	8.500	03/15/19	88,419
200,000		Black Hills Corp	4.250	11/30/23	218,202
200,000		Carolina Power & Light Co	5.300	01/15/19	220,204
100,000		CMS Energy Corp	3.600	11/15/25	106,240
25,000		Connecticut Light & Power Co	5.500	02/01/19	27,661
150,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	170,614
125,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	129,508
100,000		Consolidated Edison, Inc	2.000	05/15/21	101,060
100,000	g	Diamond Finance Corp	3.480	06/01/19	102,441
225,000	g	Diamond Finance Corp	4.420	06/15/21	231,256
125,000		Dominion Gas Holdings LLC	4.600	12/15/44	130,191
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,689
300,000	g	Electricite de France S.A.	2.350	10/13/20	306,591

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 300,000	g	Electricite de France S.A.	3.625%	10/13/25	$313,031
150,000	g,i	Electricite de France S.A.	5.625	12/30/49	142,875
200,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	196,594
50,000		Ferrellgas Partners LP	6.750	01/15/22	45,500
150,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	158,655
200,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	203,807
50,000		Indiana Michigan Power Co	7.000	03/15/19	56,808
25,000		Integrys Energy Group, Inc	4.170	11/01/20	27,486
100,000		LG&E and KU Energy LLC	3.750	11/15/20	107,404
80,000		MPLX LP	4.000	02/15/25	72,701
50,000		NiSource Finance Corp	4.800	02/15/44	57,384
100,000		Northeast Utilities	1.450	05/01/18	100,139
100,000		NRG Energy, Inc	6.250	05/01/24	95,188
125,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	127,022
100,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	102,596
125,000		Pacific Gas & Electric Co	4.250	03/15/46	138,998
200,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	208,453
200,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	217,604
300,000		PPL Capital Funding, Inc	4.200	06/15/22	326,951
100,000		PPL Capital Funding, Inc	3.100	05/15/26	101,140
250,000		PPL Electric Utilities Corp	3.000	09/15/21	266,122
50,000		Progress Energy, Inc	7.050	03/15/19	57,070
80,000		Public Service Co of Colorado	4.750	08/15/41	96,415
100,000		Public Service Co of Oklahoma	5.150	12/01/19	111,277
100,000		Public Service Electric & Gas Co	3.800	03/01/46	108,570
125,000		Sempra Energy	2.875	10/01/22	127,893
125,000		Southern Co	4.400	07/01/46	134,463
150,000		Southern Power Co	4.150	12/01/25	162,282
150,000		Spectra Energy Partners LP	4.500	03/15/45	152,573
100,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	106,287
55,000		Virginia Electric & Power Co	2.950	01/15/22	57,948
100,000	h	Western Gas Partners LP	4.650	07/01/26	99,726
75,000		Williams Partners LP	3.600	03/15/22	71,008
100,000		Williams Partners LP	4.500	11/15/23	95,945
35,000		Xcel Energy, Inc	4.800	09/15/41	40,251

		TOTAL UTILITIES			7,087,197

		TOTAL CORPORATE BONDS (Cost $76,095,232)			79,260,367

GOVERNMENT BONDS - 42.5%

AGENCY SECURITIES - 0.3%
400,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	414,899
109,375		Totem Ocean Trailer Express, Inc	4.514	12/18/19	115,349

		TOTAL AGENCY SECURITIES			530,248

FOREIGN GOVERNMENT BONDS - 3.3%
175,000	g	Argentine Republic Government International Bond	6.875	04/22/21	186,812
200,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	180,500
BRL 350,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	101,802
$ 100,000		Brazilian Government International Bond	2.625	01/05/23	91,150
25,000		Brazilian Government International Bond	7.125	01/20/37	28,188
150,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	152,765
250,000		Canada Government International Bond	0.875	02/14/17	250,400
200,000		Colombia Government International Bond	2.625	03/15/23	193,500
200,000	g	Costa Rica Government International Bond	7.158	03/12/45	200,000
150,000	g	Croatia Government International Bond	6.375	03/24/21	163,643
DOP 4,500,000	g	Dominican Republic International Bond	10.000	01/05/17	98,139
$ 200,000	g	Ecuador Government International Bond	10.500	03/24/20	198,000
200,000	g	Egypt Government International Bond	5.875	06/11/25	175,000
100,000		European Investment Bank	4.875	02/15/36	134,706
250,000	g	Guatemala Government Bond	4.500	05/03/26	254,375

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Hungary Government International Bond	5.750%	11/22/23	$113,840
200,000		Israel Government International Bond	4.500	01/30/43	223,968
35,000		Italy Government International Bond	6.875	09/27/23	43,890
800,000		Japan Bank for International Cooperation	2.375	04/20/26	835,556
200,000	g,i	Kommunalbanken AS.	0.816	02/20/18	199,671
100,000		Mexico Government International Bond	4.000	10/02/23	107,625
200,000	g	Namibia International Bonds	5.250	10/29/25	203,760
200,000	g	Pakistan Government International Bond	8.250	09/30/25	211,314
200,000		Panama Government International Bond	3.875	03/17/28	212,000
275,000		Peruvian Government International Bond	4.125	08/25/27	302,500
200,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	207,000
200,000	g	Republic of Angola	9.500	11/12/25	198,040
100,000		Turkey Government International Bond	5.625	03/30/21	109,000
200,000		Turkey Government International Bond	4.875	10/09/26	210,608
200,000		Turkey Government International Bond	6.625	02/17/45	242,884
125,000		Uruguay Government International Bond	4.375	10/27/27	133,125
70,000		Uruguay Government International Bond	5.100	06/18/50	70,000
200,000	g	Zambia Government International Bond	8.970	07/30/27	173,020

		TOTAL FOREIGN GOVERNMENT BONDS			6,206,781

MORTGAGE BACKED - 19.7%
330,168		Federal Home Loan Mortgage Corp (FHLMC)	3.000	12/15/41	346,016
1,605		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/33	1,822
121,464		FGLMC	6.000	11/01/33	141,441
20,228		FGLMC	5.000	05/01/34	22,456
13,748		FGLMC	6.000	09/01/34	15,880
6,777		FGLMC	6.000	04/01/35	7,699
4,732		FGLMC	5.000	02/01/36	5,257
199		FGLMC	6.500	05/01/36	228
35,011		FGLMC	6.000	08/01/37	39,911
8,991		FGLMC	6.500	09/01/37	10,330
7,957		FGLMC	6.500	11/01/37	9,141
28,660		FGLMC	5.000	04/01/38	32,036
3,710		FGLMC	6.500	05/01/38	4,263
4,663		FGLMC	5.500	01/01/39	5,193
23,047		FGLMC	5.000	07/01/39	25,430
40,076		FGLMC	5.000	01/01/40	44,225
467,742		FGLMC	3.500	04/01/45	500,233
2,333,289		FGLMC	3.500	10/01/45	2,493,223
836,217		FGLMC	4.000	12/01/45	910,883
70,516		Federal National Mortgage Association (FNMA)	6.000	08/01/21	76,513
2,039		FNMA	5.500	09/01/24	2,289
159,480		FNMA	3.500	01/01/26	169,885
1,000,000	h	FNMA	2.500	07/25/31	1,034,609
2,000,000	g,h	FNMA	3.000	07/25/31	2,096,992
1,000,000	h	FNMA	2.500	08/25/31	1,033,047
332,351		FNMA	3.500	06/01/32	356,501
12,995		FNMA	6.500	07/01/32	15,331
315,626		FNMA	5.500	03/01/34	358,180
25,562		FNMA	6.500	02/01/35	29,418
268,452		FNMA	5.000	05/01/35	298,976
7,798		FNMA	7.500	07/01/35	7,873
373,256		FNMA	5.000	02/01/36	415,363
321,360	h	FNMA	3.500	07/01/36	342,066
6,404		FNMA	6.500	09/01/36	7,370
19,776		FNMA	7.000	02/01/37	23,500
25,387		FNMA	7.000	04/01/37	30,751
3,336		FNMA	6.500	08/01/37	3,840
5,000		FNMA	7.000	11/01/37	6,082
1,153		FNMA	6.500	02/01/38	1,327
2,333		FNMA	6.500	03/01/38	2,685
92,383		FNMA	6.500	07/01/39	112,765
263,548		FNMA	4.500	09/01/39	294,295
215,321		FNMA	4.500	10/01/39	240,418
98,785		FNMA	5.000	03/01/40	111,426

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,018,438		FNMA	5.500%	07/01/40	$1,151,845
457,261		FNMA	6.000	10/01/40	523,246
1,382,961		FNMA	4.500	11/01/40	1,515,819
179,756		FNMA	5.000	02/01/41	204,809
173,280		FNMA	5.000	07/01/41	193,149
627,844		FNMA	3.000	06/25/42	656,263
190,794	i	FNMA	0.953	08/25/42	191,117
178,660	i	FNMA	0.853	11/25/42	178,606
395,598		FNMA	3.500	11/25/42	61,852
116,753	i	FNMA	0.803	03/25/43	116,208
911,948		FNMA	4.500	07/01/44	998,657
470,607		FNMA	4.500	10/01/44	525,860
914,962		FNMA	4.500	11/01/44	1,022,424
925,649		FNMA	4.000	12/01/44	1,011,170
455,336		FNMA	3.500	04/01/45	486,063
2,090,838		FNMA	3.500	07/01/45	2,215,725
2,970,285		FNMA	4.000	07/01/45	3,240,598
721,836		FNMA	4.000	01/01/46	787,509
1,327,302		FNMA	3.500	06/01/46	1,401,486
1,000,000	h	FNMA	3.000	07/25/46	1,037,734
1,000,000	h	FNMA	3.500	07/25/46	1,054,961
1,000,000	h	FNMA	3.000	08/25/46	1,035,859
1,000,000	h	FNMA	3.000	09/25/46	1,033,672
7,528		Government National Mortgage Association (GNMA)	5.500	07/15/33	8,568
64,815		GNMA	5.500	07/20/33	73,101
7,782		GNMA	5.000	03/15/34	8,661
84,759		GNMA	5.000	06/15/34	94,323
40,578		GNMA	5.500	02/15/37	45,701
10,027		GNMA	5.000	04/15/38	11,229
26,000		GNMA	5.500	05/15/38	29,248
4,690		GNMA	6.000	08/15/38	5,360
5,498		GNMA	6.000	08/20/38	6,279
130,844		GNMA	5.500	07/15/39	147,099
38,324		GNMA	4.500	04/15/40	42,220
697,356		GNMA	3.500	10/20/42	126,876
333,460		GNMA	3.500	09/20/44	357,828
997,556		GNMA	3.500	05/20/46	1,060,441
1,000,000	h	GNMA	3.000	07/20/46	1,045,156
1,000,000	h	GNMA	3.000	08/20/46	1,043,125
1,000,000	h	GNMA	3.000	09/20/46	1,040,781

		TOTAL MORTGAGE BACKED			37,477,797

MUNICIPAL BONDS - 0.4%
590,000		State of Illinois	3.860	04/01/21	612,455
200,000		University of Massachusetts Building Authority	0.770	11/01/16	200,082

		TOTAL MUNICIPAL BONDS			812,537

U.S. TREASURY SECURITIES - 18.8%
1,000,000		United States Treasury Bond	3.125	11/15/41	1,182,031
5,435,700		United States Treasury Bond	3.000	11/15/45	6,255,512
760,000		United States Treasury Bond	2.500	02/15/46	792,093
1,450,000		United States Treasury Bond	2.500	05/15/46	1,512,701
250,000		United States Treasury Note	0.750	02/28/18	250,703
7,400,000		United States Treasury Note	0.875	03/31/18	7,436,711
2,250,000		United States Treasury Note	0.750	04/30/18	2,256,680
1,000,000		United States Treasury Note	0.875	05/31/18	1,005,508
750,000		United States Treasury Note	0.625	06/30/18	750,352
2,935,000		United States Treasury Note	0.875	05/15/19	2,949,332
110,000		United States Treasury Note	0.875	06/15/19	110,546
2,358,000		United States Treasury Note	1.375	05/31/21	2,401,015
375,000		United States Treasury Note	1.125	06/30/21	376,904
1,000,000		United States Treasury Note	2.000	11/30/22	1,046,797
300,000		United States Treasury Note	1.625	04/30/23	306,832
1,000,000		United States Treasury Note	1.625	05/31/23	1,022,773

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 5,929,000		United States Treasury Note	1.625%	05/15/26	$6,004,962

		TOTAL U.S. TREASURY SECURITIES			35,661,452

		TOTAL GOVERNMENT BONDS (Cost $78,734,122)			80,688,815

STRUCTURED ASSETS - 13.9%

ASSET BACKED - 4.2%
142,172	i	ACE Securities Corp Home Equity Loan Trust	1.188	08/25/35	140,542
		Series - 2005 HE5 (Class M2)
110,190		AmeriCredit Automobile Receivables Trust	2.420	05/08/18	110,286
		Series - 2012 3 (Class C)
300,000		AmeriCredit Automobile Receivables Trust	1.270	07/08/19	300,092
		Series - 2014 4 (Class A3)
200,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	205,073
		Series - 2015 3 (Class D)
45,719	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	45,573
		Series - 2005 HE7 (Class M2)
166,667	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	167,593
		Series - 2011 3A (Class B)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	2.802	05/20/18	201,837
		Series - 2012 2A (Class A)
200,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	201,735
		Series - 2012 3A (Class B)
188,058	g	Capital Automotive REIT	4.700	07/15/42	193,195
		Series - 2012 1A (Class A)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	963,612
		Series - 2014 1A (Class A)
232,235	g,i	CBRE Realty Finance CDO	0.927	04/07/52	76,604
		Series - 2007 1A (Class A2)
107,516	i,m	CCR, Inc	0.890	07/10/17	106,749
		Series - 2010 CX (Class C)
33,911		Centex Home Equity	5.540	01/25/32	33,829
		Series - 2002 A (Class AF6)
493,750	g	DB Master Finance LLC	3.262	02/20/45	498,342
		Series - 2015 1A (Class A2I)
175,000	g,i	DB/UBS Mortgage Trust	5.884	11/10/46	198,573
		Series - 2011 LC1A (Class C)
646,750	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	656,982
		Series - 2015 1A (Class A2I)
497,500	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	508,480
		Series - 2015 1A (Class A2II)
200,000		Ford Credit Auto Owner Trust	2.930	10/15/18	200,453
		Series - 2012 B (Class D)
200,000		Ford Credit Auto Owner Trust	2.430	01/15/19	200,740
		Series - 2012 C (Class D)
260,000		Ford Credit Auto Owner Trust	1.860	08/15/19	260,530
		Series - 2013 A (Class D)
124,951	i	Lehman XS Trust	6.500	06/25/46	97,499
		Series - 2006 13 (Class 2A1)
109,144	g	Orange Lake Timeshare Trust	3.030	07/09/29	108,416
		Series - 2014 AA (Class B)
100,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	103,903
		Series - 2006 HI1 (Class M2) (Step Bond)
175,026		Santander Drive Auto Receivables Trust	3.870	02/15/18	175,534
		Series - 2012 2 (Class D)
273,158		Santander Drive Auto Receivables Trust	1.590	10/15/18	273,330
		Series - 2014 1 (Class B)
8,606	i	Securitized Asset Backed Receivables LLC	0.753	10/25/35	8,588
		Series - 2006 OP1 (Class A2C)
27,293	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	27,401
		Series - 2012 2A (Class B)
46,160	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	45,793
		Series - 2013 1A (Class A)
73,856	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	73,316
		Series - 2013 1A (Class B)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 400,000	g	SLM Student Loan Trust	3.830%	01/17/45	$416,778
		Series - 2012 A (Class A2)
188,154	g	SolarCity LMC	4.020	07/20/44	181,917
		Series - 2014 2 (Class A)
346,140	g	SpringCastle America Funding LLC	2.700	05/25/23	347,320
		Series - 2014 AA (Class A)
36,460	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.673	10/25/36	36,263
		Series - 2006 GEL4 (Class A2)
750,000	g	Taco Bell Funding LLC	3.832	05/25/46	759,150
		Series - 2016 1A (Class A2I)
200,000	g,i	Vitality Re IV Ltd	3.009	01/09/17	200,040
		Series - 2013 IV B (Class )
58,674	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	59,583
		Series - 2006 N1 (Class N1)

		TOTAL ASSET BACKED			8,185,651

OTHER MORTGAGE BACKED - 9.7%
700,191	i	Banc of America Commercial Mortgage Trust	5.954	05/10/45	699,659
		Series - 2006 2 (Class AJ)
200,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	197,963
		Series - 2006 6 (Class B)
200,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	197,677
		Series - 2007 1 (Class AM)
235,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	232,377
		Series - 2007 1 (Class AMFX)
500,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	440,568
		Series - 2007 4 (Class E)
1,175,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.101	09/11/42	1,224,989
		Series - 2007 T28 (Class AJ)
162,699	i	CHL Mortgage Pass-Through Trust	2.823	02/20/35	162,077
		Series - 2004 HYB9 (Class 1A1)
135,949	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	137,026
		Series - 2007 C6 (Class ASB)
424,454	g,i	Citigroup Mortgage Loan Trust	0.626	05/25/37	406,197
		Series - 2015 8 (Class 1A1)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,471,839
		Series - 2007 C3 (Class AJ)
10,939	i	Commercial Mortgage Trust	5.238	04/10/37	10,931
		Series - 2005 GG5 (Class AJ)
1,190,601	i	Commercial Mortgage Trust	5.867	12/10/49	1,231,633
		Series - 2007 GG11 (Class AM)
2,275		Countrywide Alternative Loan Trust	5.500	08/25/16	2,272
		Series - 2004 30CB (Class 1A15)
200,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	198,872
		Series - 2007 C4 (Class A1AJ)
75,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	75,703
		Series - 2009 RR1 (Class A3C)
500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	501,232
		Series - 2007 C2 (Class AJ)
2,245		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	2,244
		Series - 2005 C3 (Class AJ)
370,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	369,620
		Series - 2005 LDP2 (Class C)
364,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.801	02/15/46	377,304
		Series - 2011 C3 (Class D)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.577	07/15/46	109,966
		Series - 2011 C4 (Class C)
330,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	342,108
		Series - 2007 LD12 (Class AM)
200,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	199,777
		Series - 2006 C4 (Class B)
400,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	394,548
		Series - 2007 C1 (Class C)
250,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	240,261
		Series - 2007 C1 (Class D)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,000,000	i	LB-UBS Commercial Mortgage Trust	6.114%	07/15/40	$1,031,208
		Series - 2007 C6 (Class AM)
406,978	g,i	LVII Resecuritization Trust	3.257	07/25/47	407,741
		Series - 2015 A (Class A)
170,000	i	Merrill Lynch Mortgage Trust	6.472	02/12/51	176,537
		Series - 0 C1 (Class AJA)
300,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	301,461
		Series - 2007 6 (Class AM)
90,000	g,i	Morgan Stanley Capital I Trust	6.133	08/12/41	89,813
		Series - 2006 T23 (Class B)
800,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	793,179
		Series - 2006 HQ10 (Class AJ)
55,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	54,942
		Series - 2006 HQ9 (Class B)
100,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	99,016
		Series - 2006 HQ9 (Class C)
22,000	g,i	Morgan Stanley Capital I Trust	5.601	09/15/47	22,933
		Series - 2011 C1 (Class D)
800,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	751,631
		Series - 2007 IQ15 (Class AJ)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.653	09/25/24	250,098
		Series - 2014 HQ2 (Class M2)
19,880	i	Structured Agency Credit Risk Debt Note (STACR)	1.703	01/25/25	19,880
		Series - 2015 DN1 (Class M1)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.653	03/25/25	251,027
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.253	03/25/25	258,498
		Series - 2015 HQ1 (Class M3)
193,555	i	Structured Agency Credit Risk Debt Note (STACR)	1.553	05/25/25	193,555
		Series - 2015 HQ2 (Class M1)
275,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.403	05/25/25	272,785
		Series - 2015 HQ2 (Class M2)
200,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.646	12/15/43	192,469
		Series - 2007 C30 (Class AMFL)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.789	01/15/45	194,619
		Series - 2006 C23 (Class F)
980,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,025,021
		Series - 2007 C34 (Class AM)
1,200,000	i	Wachovia Bank Commercial Mortgage Trust	6.141	05/15/46	1,188,023
		Series - 2007 C34 (Class AJ)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.829	04/15/47	189,512
		Series - 2007 C31 (Class C)
1,260,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	1,229,721
		Series - 2007 C32 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	72,082
		Series - 2007 C33 (Class AM)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	55,529
		Series - 2010 C1 (Class B)
15,921		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	15,911
		Series - 2013 C12 (Class A1)

		TOTAL OTHER MORTGAGE BACKED			18,364,034

		TOTAL STRUCTURED ASSETS
		(Cost $26,836,877)			26,549,685

		TOTAL BONDS
		(Cost $181,666,231)			186,498,867

SHARES		COMPANY

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp	8.375	12/30/49	24,551
17,265	*	Federal National Mortgage Association	8.250	12/30/49	77,174

		TOTAL BANKS			101,725

		TOTAL PREFERRED STOCKS
		(Cost $569,550)			101,725

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.1%

GOVERNMENT AGENCY DEBT - 2.1%
$ 4,000,000	Federal Home Loan Bank (FHLB)	0.345%	07/22/16	$3,999,604

	TOTAL GOVERNMENT AGENCY DEBT			3,999,604

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,999,195)			3,999,604

	TOTAL INVESTMENTS - 101.2%
	(Cost $188,035,601)			192,313,977
	OTHER ASSETS & LIABILITIES, NET - (1.2)%			(2,329,900)

	NET ASSETS - 100.0%			$189,984,077

Abbreviation(s):

BRL	Brazilian Real
CDO	Collateralized Debt Obligation
DOP	Dominican Peso
REIT	Real Estate Investment Trust

*	Non-income producing

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/16, the total value of these securities amounted to $31,589,889 or 16.6% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.9%

CERTIFICATE OF DEPOSIT - 2.4%
$ 500,000		Banco Del Estado De Chile	0.580%	07/08/16	$500,000
500,000		Banco Del Estado De Chile	0.580	08/17/16	500,000
300,000		Banco Del Estado De Chile	0.600	09/12/16	300,000
500,000		Toronto-Dominion Bank	0.540	08/01/16	500,000

		TOTAL CERTIFICATE OF DEPOSIT			1,800,000

COMMERCIAL PAPER - 29.0%
300,000	y	Apple, Inc	0.450	07/14/16	299,951
1,000,000	y	Apple, Inc	0.450	07/19/16	999,775
400,000	y	Australia & New Zealand Banking Group Ltd	0.540	07/26/16	399,850
500,000	y	Australia & New Zealand Banking Group Ltd	0.555	08/03/16	499,745
500,000	y	Australia & New Zealand Banking Group Ltd	0.630	09/06/16	499,414
500,000	y	Bedford Row Funding Corp	0.620	09/15/16	499,345
500,000	y	Chevron Corp	0.520	07/11/16	499,928
500,000	y	Coca-Cola Co	0.650	10/05/16	499,133
300,000	y	Commonwealth Bank of Australia	0.580	09/16/16	299,628
250,000	y	Commonwealth Bank of Australia	0.670	09/30/16	249,577
400,000	y	DBS Bank Ltd	0.570	07/29/16	399,823
1,000,000	y	Fairway Finance Co LLC	0.490	07/25/16	999,673
365,000	y	Hydro-Quebec	0.505	08/18/16	364,754
167,000		JPMorgan Chase Bank NA	0.720	07/01/16	167,000
163,000		JPMorgan Chase Bank NA	0.570	07/05/16	162,989
186,000		JPMorgan Chase Bank NA	0.480	07/25/16	185,940
175,000		JPMorgan Chase Bank NA	0.600	08/08/16	174,889
500,000		Korea Development Bank	0.730	10/04/16	499,037
485,000	y	Microsoft Corp	0.420	07/13/16	484,932
500,000	y	Microsoft Corp	0.440	09/07/16	499,585
290,000	y	Microsoft Corp	0.470	09/28/16	289,663
400,000	y	National Australia Bank Ltd	0.800	09/19/16	399,289
500,000	y	Nestle Capital Corp	0.580	07/22/16	499,831
275,000	y	Nestle Capital Corp	0.550	07/26/16	274,895
400,000	y	Nestle Capital Corp	0.560	08/05/16	399,782
750,000	y	Nestle Capital Corp	0.555	08/30/16	749,306
500,000	y	Nordea Bank AB	0.618	07/29/16	499,760
290,000	y	Nordea Bank AB	0.600	08/31/16	289,705
400,000	y	Novartis Finance Corp	0.470	07/18/16	399,911
235,000	y	Novartis Finance Corp	0.520	08/19/16	234,834
500,000	y	Old Line Funding LLC	0.670	09/06/16	499,376
500,000	y	Old Line Funding LLC	0.660	09/07/16	499,377
500,000		PACCAR Financial Corp	0.480	07/18/16	499,887
500,000	y	Private Export Funding Corp	0.520	08/03/16	499,762
360,000	y	Private Export Funding Corp	0.560	10/03/16	359,473
850,000		Province of British Columbia Canada	0.590 - 0.600	07/12/16	849,846
500,000		Province of British Columbia Canada	0.460	07/15/16	499,911
500,000		Province of British Columbia Canada	0.580	10/03/16	499,243
500,000	y	PSP Capital, Inc	0.520	07/05/16	499,971
300,000	y	PSP Capital, Inc	0.480	07/21/16	299,920
500,000	y	PSP Capital, Inc	0.650	08/26/16	499,495
250,000	y	PSP Capital, Inc	0.580	08/29/16	249,762
574,000	y	Roche Holdings, Inc	0.410	07/05/16	573,974
500,000	y	Roche Holdings, Inc	0.420	07/12/16	499,936
291,000	y	Svenska Handelsbanken AB	0.530	08/03/16	290,859
250,000	y	Svenska Handelsbanken AB	0.640	10/05/16	249,573
500,000	y	Toronto-Dominion Holdings USA, Inc	0.650	10/07/16	499,115
500,000	y	Unilever Capital Corp	0.470	07/26/16	499,837
500,000	y	Unilever Capital Corp	0.510	07/28/16	499,809
480,000	y	Westpac Banking Corp	0.610	09/28/16	479,276

		TOTAL COMMERCIAL PAPER			22,070,346

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT AGENCY DEBT - 33.1%
$ 440,000	Federal Agricultural Mortgage Corp (FAMC)	0.395%	10/11/16	$439,507
400,000	FAMC	0.010	11/18/16	399,308
400,000	FAMC	0.500	12/16/16	399,067
200,000	Federal Farm Credit Bank (FFCB)	0.500	10/11/16	199,717
250,000	FFCB	0.430	10/26/16	249,651
500,000	FFCB	0.390	10/31/16	499,339
300,000	FFCB	0.520	11/09/16	299,432
540,000	FFCB	0.440	11/10/16	539,129
250,000	FFCB	0.440	11/16/16	249,578
460,000	Federal Home Loan Bank (FHLB)	0.285	07/01/16	460,000
200,000	FHLB	0.330 - 0.375	07/05/16	199,992
4,120,000	FHLB	0.335 - 0.570	07/06/16	4,119,782
965,000	FHLB	0.307 - 0.340	07/08/16	964,941
500,000	FHLB	0.300	07/14/16	499,946
600,000	FHLB	0.330	07/15/16	599,923
800,000	FHLB	0.300 - 0.340	07/18/16	799,883
150,000	FHLB	0.290	07/19/16	149,978
500,000	FHLB	0.360	07/20/16	499,905
600,000	FHLB	0.300	07/21/16	599,900
500,000	FHLB	0.345	07/22/16	499,899
1,372,000	FHLB	0.320 - 0.330	07/27/16	1,371,679
300,000	FHLB	0.355	07/29/16	299,917
147,000	FHLB	0.400	08/01/16	146,950
500,000	FHLB	0.320	08/02/16	499,858
1,795,000	FHLB	0.330 - 0.450	08/05/16	1,794,370
562,000	FHLB	0.330 - 0.460	08/10/16	561,751
220,000	FHLB	0.315	08/11/16	219,921
1,000,000	FHLB	0.420	08/12/16	999,510
119,000	FHLB	0.320	08/16/16	118,951
500,000	FHLB	0.330	08/17/16	499,785
635,000	FHLB	0.330 - 0.360	08/19/16	634,698
482,000	FHLB	0.335 - 0.500	08/31/16	481,676
1,100,000	FHLB	0.400	09/14/16	1,099,083
100,000	FHLB	0.520	10/14/16	99,848
100,000	FHLB	0.480	10/19/16	99,853
100,000	Federal Home Loan Mortgage Corp (FHLMC)	0.420	09/02/16	99,927
200,000	FHLMC	0.402	11/04/16	199,719
200,000	FHLMC	0.520	11/07/16	199,627
155,000	FHLMC	0.530	11/16/16	154,685
300,000	FHLMC	0.875	02/22/17	300,532
400,000	Federal National Mortgage Association (FNMA)	0.420	10/05/16	399,552
770,000	FNMA	0.450 - 0.455	10/17/16	768,953
200,000	FNMA	0.360	10/18/16	199,782
420,000	FNMA	0.450	10/19/16	419,422
130,000	FNMA	0.470	10/31/16	129,793
500,000	FNMA	0.535	11/04/16	499,064
200,000	FNMA	1.250	01/30/17	200,649

	TOTAL GOVERNMENT AGENCY DEBT			25,168,432

TREASURY DEBT - 18.5%
790,000	United States Treasury Bill	0.225 - 0.447	07/07/16	789,964
1,000,000	United States Treasury Bill	0.202 - 0.210	07/14/16	999,926
838,000	United States Treasury Bill	0.145 - 0.213	07/21/16	837,912
700,000	United States Treasury Bill	0.243 - 0.395	07/28/16	699,838
783,000	United States Treasury Bill	0.270 - 0.426	08/04/16	782,754
827,000	United States Treasury Bill	0.203 - 0.409	08/11/16	826,772
874,000	United States Treasury Bill	0.330 - 0.433	08/18/16	873,569
693,000	United States Treasury Bill	0.220 - 0.396	08/25/16	692,651
846,000	United States Treasury Bill	0.240 - 0.475	09/01/16	845,525
500,000	United States Treasury Bill	0.459	09/08/16	499,560
198,000	United States Treasury Bill	0.311 - 0.395	09/22/16	197,827
600,000	United States Treasury Bill	0.248	09/29/16	599,629
500,000	United States Treasury Bill	0.395	10/13/16	499,429
768,000	United States Treasury Bill	0.216 - 0.391	10/20/16	767,404
34,000	United States Treasury Bill	0.436	11/25/16	33,940

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 300,000		United States Treasury Bill	0.291%	12/22/16	$299,578
550,000		United States Treasury Note	0.625	07/15/16	550,067
500,000		United States Treasury Note	0.625	08/15/16	500,088
468,000		United States Treasury Note	0.500	08/31/16	467,984
300,000		United States Treasury Note	0.875	09/15/16	300,225
400,000		United States Treasury Note	0.500	09/30/16	400,022
525,000		United States Treasury Note	0.375	10/31/16	524,929
600,000		United States Treasury Note	0.625	11/15/16	600,409
300,000		United States Treasury Note	0.500	11/30/16	300,072
125,000		United States Treasury Note	0.875	11/30/16	125,216

		TOTAL TREASURY DEBT			14,015,290

VARIABLE RATE SECURITIES - 16.9%
250,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.426	11/23/16	250,000
300,000	i	FAMC	0.497	01/03/17	300,000
200,000	i	FAMC	0.572	06/07/17	200,000
250,000	i	FAMC	0.523	09/06/17	250,000
438,000	i	Federal Farm Credit Bank (FFCB)	0.565	12/16/16	438,017
700,000	i	FFCB	0.480	12/30/16	699,741
500,000	i	FFCB	0.432	01/24/17	499,987
500,000	i	FFCB	0.469	03/02/17	500,001
500,000	i	FFCB	0.500	03/09/17	499,861
1,000,000	i	FFCB	0.437	06/15/17	999,883
300,000	i	FFCB	0.540	06/27/17	299,790
300,000	i	FFCB	0.503	08/04/17	299,703
425,000	i	FFCB	0.519	02/02/18	424,254
250,000	i	FFCB	0.604	02/06/18	249,904
250,000	i	FFCB	0.601	02/23/18	249,938
500,000	i	Federal Home Loan Bank (FHLB)	0.493	02/17/17	499,881
500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.452	01/12/17	499,987
1,750,000	i	FHLMC	0.452	01/13/17	1,750,186
430,000	i	FHLMC	0.453	04/20/17	429,843
500,000	i	FHLMC	0.709	04/26/17	499,763
200,000	i	FHLMC	0.578	07/21/17	199,978
300,000	i	FHLMC	0.517	11/13/17	300,000
1,000,000	i	Federal National Mortgage Association (FNMA)	0.468	01/26/17	1,000,034
500,000	i	FNMA	0.468	07/20/17	499,626
500,000	i	FNMA	0.452	08/16/17	499,943
475,000	i	FNMA	0.473	10/05/17	474,217

		TOTAL VARIABLE RATE SECURITIES			12,814,537

		TOTAL SHORT-TERM INVESTMENTS (Cost $75,868,605)			75,868,605

		TOTAL PORTFOLIO - 99.9% (Cost $75,868,605)			75,868,605
		OTHER ASSETS & LIABILITIES, NET - 0.1%			82,711

		NET ASSETS - 100.0%			$75,951,316

i	Floating or variable rate security. Coupon reflects the rate at period end.

y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors. At 06/30/16, the aggregate value of these securities was $18,531,605 or 24.4% of net assets.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

SHARES	SECURITY	VALUE

TIAA-CREF LIFE FUNDS - 100.1%(a)

FIXED INCOME - 49.9%
880,230	TIAA-CREF Life Bond Fund	$22,859,575

	TOTAL FIXED INCOME	22,859,575

INTERNATIONAL EQUITY - 9.9%
261,187	TIAA-CREF Life International Equity Fund	4,544,652

	TOTAL INTERNATIONAL EQUITY	4,544,652

U.S. EQUITY - 40.3%
148,916	TIAA-CREF Life Growth Equity Fund	4,120,512
127,709	TIAA-CREF Life Growth & Income Fund	4,609,025
127,153	TIAA-CREF Life Large-Cap Value Fund	4,161,715
25,505	TIAA-CREF Life Real Estate Securities Fund	923,544
30,766	TIAA-CREF Life Small-Cap Equity Fund	924,526
80,376	TIAA-CREF Life Stock Index Fund	3,694,066

	TOTAL U.S. EQUITY	18,433,388

	TOTAL TIAA-CREF LIFE FUNDS (Cost $45,506,439)	45,837,615

	TOTAL INVESTMENTS - 100.1% (Cost $45,506,439)	45,837,615
	OTHER ASSETS & LIABILITIES, NET - (0.1)%	(32,322)

	NET ASSETS - 100.0%	$45,805,293

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS
Date: August 11, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: August 11, 2016	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer (principal executive officer)

Date: August 11, 2016	By:	/s/ Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer